UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09301
TIAA-CREF Funds

(Exact name of registrant as specified in charter)
730 Third Avenue
New York, New York 10017-3206

(Address of principal executive offices) (Zip code)
Jeremy D. Franklin, Esq.
TIAA-CREF Funds
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 842‑2733
Date of fiscal year end: May 31
Date of reporting period: November 30, 2024

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Retirement Income Fund
Class A Shares/TLRRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$27	0.53%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$414,552,094

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

886315498_SAR_1124 4086613-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Retirement Income Fund
Class I Shares/TLRHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$19	0.37%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$414,552,094

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245P106_SAR_1124 4086613-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Retirement Income Fund
Premier Class Shares/TPILX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$22	0.43%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$414,552,094

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245M335_SAR_1124 4086613-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Retirement Income Fund
Class R6 Shares/TLRIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$14	0.28%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$414,552,094

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

886315563_SAR_1124 4086613-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Retirement Income Fund
Retirement Class Shares/TLIRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$27	0.53%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$414,552,094

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

886315480_SAR_1124 4086613-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2010 Fund
Class I Shares/TCLHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$20	0.39%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$766,148,884

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245P205_SAR_1124 4086627-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2010 Fund
Premier Class Shares/TCTPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$21	0.41%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$766,148,884

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245M434_SAR_1124 4086627-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2010 Fund
Class R6 Shares/TCTIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$13	0.26%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$766,148,884

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

886315662_SAR_1124 4086627-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2010 Fund
Retirement Class Shares/TCLEX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$26	0.51%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$766,148,884

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87244W458_SAR_1124 4086627-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2015 Fund
Class I Shares/TCNHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$22	0.43%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$1,089,220,952

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245P304_SAR_1124 4086650-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2015 Fund
Premier Class Shares/TCFPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$22	0.43%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$1,089,220,952

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245M426_SAR_1124 4086650-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2015 Fund
Class R6 Shares/TCNIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$14	0.28%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$1,089,220,952

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

886315654_SAR_1124 4086650-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2015 Fund
Retirement Class Shares/TCLIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$27	0.53%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$1,089,220,952

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W441_SAR_1124 4086650-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2020 Fund
Class I Shares/TCWHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$20	0.38%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$2,328,313,945

Total number of portfolio holdings	21

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P403_SAR_1124 4086654-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2020 Fund
Premier Class Shares/TCWPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$22	0.43%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$2,328,313,945

Total number of portfolio holdings	21

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M418_SAR_1124 4086654-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2020 Fund
Class R6 Shares/TCWIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$14	0.28%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$2,328,313,945

Total number of portfolio holdings	21

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315647_SAR_1124 4086654-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2020 Fund
Retirement Class Shares/TCLTX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$27	0.53%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$2,328,313,945

Total number of portfolio holdings	21

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W433_SAR_1124 4086654-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2025 Fund
Class I Shares/TCQHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$20	0.39%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$3,745,940,060

Total number of portfolio holdings	21

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P502_SAR_1124 4086663-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2025 Fund
Premier Class Shares/TCQPX

Semi‑Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$23	0.44%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$3,745,940,060

Total number of portfolio holdings	21

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M392_SAR_1124 4086663-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2025 Fund
Class R6 Shares/TCYIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$15	0.29%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$3,745,940,060

Total number of portfolio holdings	21

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315639_SAR_1124 4086663-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2025 Fund
Retirement Class Shares/TCLFX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$28	0.54%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$3,745,940,060

Total number of portfolio holdings	21

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87244W425_SAR_1124 4086663-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2030 Fund
Class I Shares/TCHHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$20	0.39%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$4,664,330,896

Total number of portfolio holdings	21

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P601_SAR_1124 4086678-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2030 Fund
Premier Class Shares/TCHPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$22	0.43%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$4,664,330,896

Total number of portfolio holdings	21

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M384_SAR_1124 4086678-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2030 Fund
Class R6 Shares/TCRIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$14	0.28%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$4,664,330,896

Total number of portfolio holdings	21

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315621_SAR_1124 4086678-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2030 Fund
Retirement Class Shares/TCLNX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$27	0.53%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$4,664,330,896

Total number of portfolio holdings	21

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W417_SAR_1124 4086678-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2035 Fund
Class I Shares/TCYHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$20	0.38%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$5,088,706,869

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P700_SAR_1124 4086691-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2035 Fund
Premier Class Shares/TCYPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$22	0.42%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$5,088,706,869

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M376_SAR_1124 4086691-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2035 Fund
Class R6 Shares/TCIIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$14	0.27%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$5,088,706,869

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315613_SAR_1124 4086691-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2035 Fund
Retirement Class Shares/TCLRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$27	0.52%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$5,088,706,869

Total number of portfolio holdings	21

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W391_SAR_1124 4086691-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2040 Fund
Class I Shares/TCZHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$19	0.37%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$6,209,776,488

Total number of portfolio holdings	19

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P809_SAR_1124 4086699-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2040 Fund
Premier Class Shares/TCZPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$21	0.41%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$6,209,776,488

Total number of portfolio holdings	19

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M368_SAR_1124 4086699-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2040 Fund
Class R6 Shares/TCOIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$14	0.26%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$6,209,776,488

Total number of portfolio holdings	19

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315597_SAR_1124 4086699-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2040 Fund
Retirement Class Shares/TCLOX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$27	0.51%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$6,209,776,488

Total number of portfolio holdings	19

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W383_SAR_1124 4086699-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2045 Fund
Class I Shares/TTFHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$19	0.36%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$4,507,849,213

Total number of portfolio holdings	19

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P882_SAR_1124 4086709-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2045 Fund
Premier Class Shares/TTFPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$21	0.41%

* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$4,507,849,213

Total number of portfolio holdings	19

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M350_SAR_1124 4086709-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2045 Fund
Class R6 Shares/TTFIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$14	0.26%

* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$4,507,849,213

Total number of portfolio holdings	19

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315589_SAR_1124 4086709-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2045 Fund
Retirement Class Shares/TTFRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$27	0.51%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$ 4,507,849,213

Total number of portfolio holdings	19

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315522_SAR_1124 4086709-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2050 Fund
Class I Shares/TFTHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$18	0.35%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$3,606,022,377

Total number of portfolio holdings	19

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P874_SAR_1124 4086720-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2050 Fund
Premier Class Shares/TCLPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$21	0.40%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$3,606,022,377

Total number of portfolio holdings	19

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M343_SAR_1124 4086720-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2050 Fund
Class R6 Shares/TFTIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$13	0.25%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$3,606,022,377

Total number of portfolio holdings	19

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315571_SAR_1124 4086720-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2050 Fund
Retirement Class Shares/TLFRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$26	0.50%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$3,606,022,377

Total number of portfolio holdings	19

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315514_SAR_1124 4086720-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2055 Fund
Class I Shares/TTRHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$18	0.35%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$1,872,520,143

Total number of portfolio holdings	19

Portfolio turnover (%)	8%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P866_SAR_1124 4086726-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2055 Fund
Premier Class Shares/TTRPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$21	0.40%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$1,872,520,143

Total number of portfolio holdings	19

Portfolio turnover (%)	8%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M186_SAR_1124 4086726-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2055 Fund
Class R6 Shares/TTRIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$13	0.25%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$1,872,520,143

Total number of portfolio holdings	19

Portfolio turnover (%)	8%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M210_SAR_1124 4086726-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2055 Fund
Retirement Class Shares/TTRLX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$26	0.50%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$1,872,520,143

Total number of portfolio holdings	19

Portfolio turnover (%)	8%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M194_SAR_1124 4086726-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2060 Fund
Class I Shares/TLXHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$18	0.35%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$833,607,834

Total number of portfolio holdings	19

Portfolio turnover (%)	7%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P858_SAR_1124 4086743-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2060 Fund
Premier Class Shares/TLXPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$21	0.40%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$833,607,834

Total number of portfolio holdings	19

Portfolio turnover (%)	7%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R524_SAR_1124 4086743-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2060 Fund
Class R6 Shares/TLXNX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$13	0.25%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$833,607,834

Total number of portfolio holdings	19

Portfolio turnover (%)	7%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R573_SAR_1124 4086743-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2060 Fund
Retirement Class Shares/TLXRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$26	0.50%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$833,607,834

Total number of portfolio holdings	19

Portfolio turnover (%)	7%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R532_SAR_1124 4086743-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2065 Fund
Class I Shares/TSFHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$13	0.25%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$117,259,596

Total number of portfolio holdings	19

Portfolio turnover (%)	20%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N776_SAR_1124 4086751-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2065 Fund
Premier Class Shares/TSFPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$20	0.39%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$117,259,596

Total number of portfolio holdings	19

Portfolio turnover (%)	20%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N750_SAR_1124 4086751-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2065 Fund
Class R6 Shares/TSFTX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$13	0.24%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$117,259,596

Total number of portfolio holdings	19

Portfolio turnover (%)	20%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N768_SAR_1124 4086751-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle 2065 Fund
Retirement Class Shares/TSFRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$26	0.49%
* These costs include the expenses of the underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and the Nuveen Real Property Fund LP. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$117,259,596

Total number of portfolio holdings	19

Portfolio turnover (%)	20%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N743_SAR_1124 4086751-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index Retirement Income Fund
Class I Shares/TLIHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$11	0.22%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$699,986,141

Total number of portfolio holdings	7

Portfolio turnover (%)	8%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245P841_SAR_1124 4086765-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index Retirement Income Fund
Premier Class Shares/TLIPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$699,986,141

Total number of portfolio holdings	7

Portfolio turnover (%)	8%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245M624_SAR_1124 4086765-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index Retirement Income Fund
Class R6 Shares/TRILX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$699,986,141

Total number of portfolio holdings	7

Portfolio turnover (%)	8%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M731_SAR_1124 4086765-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index Retirement Income Fund
Retirement Class Shares/TRCIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$699,986,141

Total number of portfolio holdings	7

Portfolio turnover (%)	8%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245M889_SAR_1124 4086765-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2010 Fund
Class I Shares/TLTHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$11	0.21%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$659,282,044

Total number of portfolio holdings	7

Portfolio turnover (%)	8%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245P833_SAR_1124 4086779-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2010 Fund
Premier Class Shares/TLTPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$659,282,044

Total number of portfolio holdings	7

Portfolio turnover (%)	8%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M723_SAR_1124 4086779-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2010 Fund
Class R6 Shares/TLTIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$659,282,044

Total number of portfolio holdings	7

Portfolio turnover (%)	8%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M830_SAR_1124 4086779-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2010 Fund
Retirement Class Shares/TLTRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$659,282,044

Total number of portfolio holdings	7

Portfolio turnover (%)	8%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M202_SAR_1124 4086779-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2015 Fund
Class I Shares/TLFAX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$11	0.21%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$1,059,378,422

Total number of portfolio holdings	7

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245P825_SAR_1124 4086790-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2015 Fund
Premier Class Shares/TLFPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$1,059,378,422

Total number of portfolio holdings	7

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245M715_SAR_1124 4086790-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2015 Fund
Class R6 Shares/TLFIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$1,059,378,422

Total number of portfolio holdings	7

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M822_SAR_1124 4086790-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2015 Fund
Retirement Class Shares/TLGRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$1,059,378,422

Total number of portfolio holdings	7

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245M301_SAR_1124 4086790-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2020 Fund
Class I Shares/TLWHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$11	0.21%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$3,116,131,275

Total number of portfolio holdings	7

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787

1	continued>>

87245P817_SAR_1124 4086797-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2020 Fund
Premier Class Shares/TLWPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$3,116,131,275

Total number of portfolio holdings	7

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245M699_SAR_1124 4086797-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2020 Fund
Class R6 Shares/TLWIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$3,116,131,275

Total number of portfolio holdings	7

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245M814_SAR_1124 4086797-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2020 Fund
Retirement Class Shares/TLWRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$3,116,131,275

Total number of portfolio holdings	7

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245M400_SAR_1124 4086797-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2025 Fund
Class I Shares/TLQHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$11	0.21%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$6,195,788,979

Total number of portfolio holdings	7

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245P791_SAR_1124 4086814-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2025 Fund
Premier Class Shares/TLVPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$6,195,788,979

Total number of portfolio holdings	7

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245M681_SAR_1124 4086814-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2025 Fund
Class R6 Shares/TLQIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$6,195,788,979

Total number of portfolio holdings	7

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245M798_SAR_1124 4086814-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2025 Fund
Retirement Class Shares/TLQRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$6,195,788,979

Total number of portfolio holdings	7

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245M509_SAR_1124 4086814-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2030 Fund
Class I Shares/TLHHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$11	0.21%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$8,707,274,361

Total number of portfolio holdings	7

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245P783_SAR_1124 4086818-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2030 Fund
Premier Class Shares/TLHPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$8,707,274,361

Total number of portfolio holdings	7

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245M673_SAR_1124 4086818-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2030 Fund
Class R6 Shares/TLHIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at
https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$8,707,274,361

Total number of portfolio holdings	7

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245M780_SAR_1124 4086818-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2030 Fund
Retirement Class Shares/TLHRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$8,707,274,361

Total number of portfolio holdings	7

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245M608_SAR_1124 4086818-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2035 Fund
Class I Shares/TLYHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$11	0.21%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$9,337,792,739

Total number of portfolio holdings	7

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245P775_SAR_1124 4086829-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2035 Fund
Premier Class Shares/TLYPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$9,337,792,739

Total number of portfolio holdings	7

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245M665_SAR_1124 4086829-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2035 Fund
Class R6 Shares/TLYIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$9,337,792,739

Total number of portfolio holdings	7

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245M772_SAR_1124 4086829-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2035 Fund
Retirement Class Shares/TLYRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at
https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$9,337,792,739

Total number of portfolio holdings	7

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245M707_SAR_1124 4086829-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2040 Fund
Class I Shares/TLZHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$10	0.20%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$9,868,514,463

Total number of portfolio holdings	5

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245P767_SAR_1124 4086845-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2040 Fund
Premier Class Shares/TLPRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$9,868,514,463

Total number of portfolio holdings	5

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245M657_SAR_1124 4086845-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2040 Fund
Class R6 Shares/TLZIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$9,868,514,463

Total number of portfolio holdings	5

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245M764_SAR_1124 4086845-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2040 Fund
Retirement Class Shares/TLZRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$9,868,514,463

Total number of portfolio holdings	5

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245M806_SAR_1124 4086845-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2045 Fund
Class I Shares/TLMHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$11	0.21%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$8,381,989,469

Total number of portfolio holdings	5

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245P759_SAR_1124 4086857-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2045 Fund
Premier Class Shares/TLMPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$8,381,989,469

Total number of portfolio holdings	5

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245M640_SAR_1124 4086857-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2045 Fund
Class R6 Shares/TLXIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$8,381,989,469

Total number of portfolio holdings	5

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245M756_SAR_1124 4086857-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2045 Fund
Retirement Class Shares/TLMRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$8,381,989,469

Total number of portfolio holdings	5

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245M863_SAR_1124 4086857-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2050 Fund
Class I Shares/TLLHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$10	0.20%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$7,146,144,441

Total number of portfolio holdings	5

Portfolio turnover (%)	3%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245P742_SAR_1124 4086859-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2050 Fund
Premier Class Shares/TLLPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$7,146,144,441

Total number of portfolio holdings	5

Portfolio turnover (%)	3%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245M632_SAR_1124 4086859-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2050 Fund
Class R6 Shares/TLLIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$7,146,144,441

Total number of portfolio holdings	5

Portfolio turnover (%)	3%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245M749_SAR_1124 4086859-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2050 Fund
Retirement Class Shares/TLLRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$7,146,144,441

Total number of portfolio holdings	5

Portfolio turnover (%)	3%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245M871_SAR_1124 4086859-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2055 Fund
Class I Shares/TTIHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$10	0.20%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$4,387,961,025

Total number of portfolio holdings	5

Portfolio turnover (%)	3%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245P734_SAR_1124 4086873-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2055 Fund
Premier Class Shares/TTIPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$4,387,961,025

Total number of portfolio holdings	5

Portfolio turnover (%)	3%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

1	continued>>

87245M160_SAR_1124 4086873-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2055 Fund
Class R6 Shares/TTIIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$4,387,961,025

Total number of portfolio holdings	5

Portfolio turnover (%)	3%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245M178_SAR_1124 4086873-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2055 Fund
Retirement Class Shares/TTIRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$4,387,961,025

Total number of portfolio holdings	5

Portfolio turnover (%)	3%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245M152_SAR_1124 4086873-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2060 Fund
Class I Shares/TVIHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$10	0.20%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$2,492,080,837

Total number of portfolio holdings	5

Portfolio turnover (%)	3%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245P726_SAR_1124 4086889-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2060 Fund
Premier Class Shares/TVIPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$2,492,080,837

Total number of portfolio holdings	5

Portfolio turnover (%)	3%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245R540_SAR_1124 4086889-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2060 Fund
Class R6 Shares/TVIIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$2,492,080,837

Total number of portfolio holdings	5

Portfolio turnover (%)	3%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245R565_SAR_1124 4086889-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2060 Fund
Retirement Class Shares/TVITX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$2,492,080,837

Total number of portfolio holdings	5

Portfolio turnover (%)	3%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87245R557_SAR_1124 4086889-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2065 Fund
Class I Shares/TFIHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$10	0.20%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$465,433,363

Total number of portfolio holdings	5

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87249N735_SAR_1124 4086899-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2065 Fund
Premier Class Shares/TFIPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$465,433,363

Total number of portfolio holdings	5

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87249N719_SAR_1124 4086899-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2065 Fund
Class R6 Shares/TFITX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$465,433,363

Total number of portfolio holdings	5

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87249N727_SAR_1124 4086899-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifecycle Index 2065 Fund
Retirement Class Shares/TFIRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$465,433,363

Total number of portfolio holdings	5

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

87249N693_SAR_1124 4086899-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifestyle Aggressive Growth Fund
Class A Shares/TSALX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$20	0.38%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$262,545,091

Total number of portfolio holdings	13

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

4086945-0126 87245R755_SAR_1124

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifestyle Aggressive Growth Fund
Class I Shares/TSAHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$11	0.21%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$262,545,091

Total number of portfolio holdings	13

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

4086945-0126 87245R227_SAR_1124

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifestyle Aggressive Growth Fund
Class R6 Shares/TSAIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$262,545,091

Total number of portfolio holdings	13

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

4086945-0126 87245R748_SAR_1124

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifestyle Aggressive Growth Fund
Retirement Class Shares/TSARX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$262,545,091

Total number of portfolio holdings	13

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

4086945-0126 87245R722_SAR_1124

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifestyle Aggressive Growth Fund
Premier Class Shares/TSAPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$262,545,091

Total number of portfolio holdings	13

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

4086945-0126 87245R730_SAR_1124

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifestyle Conservative Fund
Class A Shares/TSCLX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$19	0.37%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$316,830,650

Total number of portfolio holdings	16

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

4086917-0126 87245R888_SAR_1124

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifestyle Conservative Fund
Class I Shares/TLSHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$12	0.23%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$316,830,650

Total number of portfolio holdings	16

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

4086917-0126 87245R250_SAR_1124

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifestyle Conservative Fund
Premier Class Shares/TLSPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$316,830,650

Total number of portfolio holdings	16

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

4086917-0126 87245R862_SAR_1124

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifestyle Conservative Fund
Class R6 Shares/TCSIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$316,830,650

Total number of portfolio holdings	16

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

4086917-0126 87245R870_SAR_1124

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifestyle Conservative Fund
Retirement Class Shares/TSCTX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$316,830,650

Total number of portfolio holdings	16

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

4086917-0126 87245R854_SAR_1124

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifestyle Growth Fund
Class A Shares/TSGLX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$19	0.37%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$319,007,357

Total number of portfolio holdings	14

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

4086939-0126 87245R797_SAR_1124

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifestyle Growth Fund
Class I Shares/TSGHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$11	0.22%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$319,007,357

Total number of portfolio holdings	14

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

4086939-0126 87245R235_SAR_1124

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifestyle Growth Fund
Premier Class Shares/TSGPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$319,007,357

Total number of portfolio holdings	14

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

4086939-0126 87245R771_SAR_1124

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifestyle Growth Fund
Class R6 Shares/TSGGX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$319,007,357

Total number of portfolio holdings	14

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

4086939-0126 87245R789_SAR_1124

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifestyle Growth Fund
Retirement Class Shares/TSGRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$319,007,357

Total number of portfolio holdings	14

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

4086939-0126 87245R763_SAR_1124

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifestyle Income Fund
Class A Shares/TSILX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$19	0.37%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$76,379,969

Total number of portfolio holdings	15

Portfolio turnover (%)	7%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

4086908-0126 87245R508_SAR_1124

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifestyle Income Fund
Class I Shares/TSIHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$8	0.15%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$76,379,969

Total number of portfolio holdings	15

Portfolio turnover (%)	7%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

4086908-0126 87245R268_SAR_1124

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifestyle Income Fund
Premier Class Shares/TSIPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$76,379,969

Total number of portfolio holdings	15

Portfolio turnover (%)	7%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

4086908-0126 87245R706_SAR_1124

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifestyle Income Fund
Class R6 Shares/TSITX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$76,379,969

Total number of portfolio holdings	15

Portfolio turnover (%)	7%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

4086908-0126 87245R607_SAR_1124

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifestyle Income Fund
Retirement Class Shares/TLSRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$76,379,969

Total number of portfolio holdings	15

Portfolio turnover (%)	7%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

4086908-0126 87245R805_SAR_1124

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifestyle Moderate Fund
Class A Shares/TSMLX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$19	0.37%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$586,605,184

Total number of portfolio holdings	14

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

4086930-0126 87245R847_SAR_1124

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifestyle Moderate Fund
Class I Shares/TSMHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$11	0.22%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$586,605,184

Total number of portfolio holdings	14

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

4086930-0126 87245R243_SAR_1124

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifestyle Moderate Fund
Premier Class Shares/TSMPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$586,605,184

Total number of portfolio holdings	14

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

4086930-0126 87245R821_SAR_1124

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifestyle Moderate Fund
Class R6 Shares/TSIMX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$586,605,184

Total number of portfolio holdings	14

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

4086930-0126 87245R839_SAR_1124

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Lifestyle Moderate Fund
Retirement Class Shares/TSMTX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$586,605,184

Total number of portfolio holdings	14

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

4086930-0126 87245R813_SAR_1124

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Managed Allocation Fund
Retirement Class Shares/TITRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Managed Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$13	0.25%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$908,723,317

Total number of portfolio holdings	14

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

4086961-0126 886315829_SAR_1124

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Managed Allocation Fund
Class R6 Shares/TIMIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Managed Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$0	0.00%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$908,723,317

Total number of portfolio holdings	14

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

4086961-0126 886315837_SAR_1124

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Managed Allocation Fund
Class A Shares/TIMRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Managed Allocation Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$13	0.25%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$908,723,317

Total number of portfolio holdings	14

Portfolio turnover (%)	4%

What did the Fund invest in? (as of November 30, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

4086961-0126 886315845_SAR_1124

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

1
Item 7. Financial Statements and Financial Highlights for Open-
End Management Investment Companies

Lifecycle Retirement Income
Portfolio of Investments November 30, 2024
2
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.2%
1,847,606 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-11/19/24; cost $19,260,054) $ 17,644,633
TOTAL DIRECT REAL ESTATE 17,644,633
FIXED INCOME—39.7%
9,378,916
Nuveen Core Bond Fund, Class W 86,379,814
5,786,439
Nuveen Core Plus Bond Fund, Class W 53,524,562
884,229
Nuveen Emerging Markets Debt Fund, Class W 7,763,529
921,917
Nuveen High Yield Fund, Class W 8,177,402
966,334
Nuveen International Bond Fund, Class W 8,590,712
TOTAL FIXED INCOME 164,436,019
INFLATION-PROTECTED ASSETS—9.9%
3,854,660
Nuveen Inflation Linked Bond Fund, Class W 40,975,037
TOTAL INFLATION-PROTECTED ASSETS 40,975,037
INTERNATIONAL EQUITY—12.4%
1,085,372
Nuveen Emerging Markets Equity Fund, Class W 8,997,737
1,548,603
Nuveen International Equity Fund, Class W 21,835,297
846,917
Nuveen International Opportunities Fund, Class W 13,178,021
646,200
Nuveen Quant International Small Cap Equity Fund, Class W 7,218,052
TOTAL INTERNATIONAL EQUITY 51,229,107
SHORT-TERM FIXED INCOME—9.8%
4,043,987
Nuveen Short Term Bond Fund, Class W 40,844,272
TOTAL SHORT-TERM FIXED INCOME 40,844,272
U.S. EQUITY—23.9%
854,421
Nuveen Core Equity Fund, Class W 14,610,603
215,055
Nuveen Dividend Growth Fund, Class R6 14,582,875
884,575
Nuveen Dividend Value Fund, Class R6 14,896,235
479,595
Nuveen Growth Opportunities ETF 16,406,945
549,390
Nuveen Large Cap Growth Fund, Class W 16,547,618
609,091
Nuveen Large Cap Value Fund, Class W 14,971,459
146,063
Nuveen Quant Small Cap Equity Fund, Class W 3,244,052
219,439
Nuveen Quant Small/Mid Cap Equity Fund, Class W 3,916,990
TOTAL U.S. EQUITY 99,176,777
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $369,947,873) 414,305,845
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$370,000 (c) Fixed Income Clearing Corporation 4 .580% 12/02/24 370,000
TOTAL REPURCHASE AGREEMENT 370,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $370,000) 370,000
TOTAL INVESTMENTS—100.0%
(Cost $370,317,873) 414,675,845
OTHER ASSETS & LIABILITIES, NET—(0.0)% (123,751)
NET ASSETS—100.0% $ 414,552,094
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 4.580% dated 11/29/24 to be repurchased at $370,141 on 12/2/24, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity date 11/28/25, valued at $377,423.

Portfolio of Investments November 30, 2024
Lifecycle 2010
3
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
DIRECT REAL ESTATE—2.4%
1,934,113 (b)
Nuveen Real Property Fund LP (purchased 7/01/16-11/27/24; cost $19,661,749) $ 18,470,778
TOTAL DIRECT REAL ESTATE 18,470,778
FIXED INCOME—39.7%
17,352,649
Nuveen Core Bond Fund, Class W 159,817,898
10,704,577
Nuveen Core Plus Bond Fund, Class W 99,017,337
1,637,786
Nuveen Emerging Markets Debt Fund, Class W 14,379,757
1,706,375
Nuveen High Yield Fund, Class W 15,135,544
1,789,028
Nuveen International Bond Fund, Class W 15,904,458
TOTAL FIXED INCOME 304,254,994
INFLATION-PROTECTED ASSETS—9.9%
7,130,372
Nuveen Inflation Linked Bond Fund, Class W 75,795,853
TOTAL INFLATION-PROTECTED ASSETS 75,795,853
INTERNATIONAL EQUITY—11.5%
1,868,696
Nuveen Emerging Markets Equity Fund, Class W 15,491,494
2,663,216
Nuveen International Equity Fund, Class W 37,551,338
1,456,569
Nuveen International Opportunities Fund, Class W 22,664,217
1,110,368
Nuveen Quant International Small Cap Equity Fund, Class W 12,402,809
TOTAL INTERNATIONAL EQUITY 88,109,858
SHORT-TERM FIXED INCOME—14.2%
10,748,953
Nuveen Short Term Bond Fund, Class W 108,564,423
TOTAL SHORT-TERM FIXED INCOME 108,564,423
U.S. EQUITY—22.3%
1,465,944
Nuveen Core Equity Fund, Class W 25,067,641
369,141
Nuveen Dividend Growth Fund, Class R6 25,031,454
1,522,341
Nuveen Dividend Value Fund, Class R6 25,636,218
823,123
Nuveen Growth Opportunities ETF 28,159,038
947,028
Nuveen Large Cap Growth Fund, Class W 28,524,491
1,047,031
Nuveen Large Cap Value Fund, Class W 25,736,016
251,114
Nuveen Quant Small Cap Equity Fund, Class W 5,577,244
377,818
Nuveen Quant Small/Mid Cap Equity Fund, Class W 6,744,050
TOTAL U.S. EQUITY 170,476,152
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $672,674,347) 765,672,058
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$920,000 (c) Fixed Income Clearing Corporation 4 .580% 12/02/24 920,000
TOTAL REPURCHASE AGREEMENT 920,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $920,000) 920,000
TOTAL INVESTMENTS—100.1%
(Cost $673,594,347) 766,592,058
OTHER ASSETS & LIABILITIES, NET—(0.1)% (443,174)
NET ASSETS—100.0% $ 766,148,884
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 4.580% dated 11/29/24 to be repurchased at $920,351 on 12/2/24, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity date 11/28/25, valued at $938,405.

Lifecycle 2015
Portfolio of Investments November 30, 2024
4
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.2%
4,853,613 (b)
Nuveen Real Property Fund LP (purchased 11/28/16-11/19/24; cost $50,344,795) $ 46,352,002
TOTAL DIRECT REAL ESTATE 46,352,002
FIXED INCOME—39.6%
24,557,909
Nuveen Core Bond Fund, Class W 226,178,338
15,149,600
Nuveen Core Plus Bond Fund, Class W 140,133,797
2,316,489
Nuveen Emerging Markets Debt Fund, Class W 20,338,775
2,414,953
Nuveen High Yield Fund, Class W 21,420,630
2,531,923
Nuveen International Bond Fund, Class W 22,508,798
TOTAL FIXED INCOME 430,580,338
INFLATION-PROTECTED ASSETS—9.6%
9,865,685
Nuveen Inflation Linked Bond Fund, Class W 104,872,233
TOTAL INFLATION-PROTECTED ASSETS 104,872,233
INTERNATIONAL EQUITY—12.6%
2,901,923
Nuveen Emerging Markets Equity Fund, Class W 24,056,944
4,142,422
Nuveen International Equity Fund, Class W 58,408,145
2,268,769
Nuveen International Opportunities Fund, Class W 35,302,041
1,719,941
Nuveen Quant International Small Cap Equity Fund, Class W 19,211,739
TOTAL INTERNATIONAL EQUITY 136,978,869
SHORT-TERM FIXED INCOME—9.6%
10,349,696
Nuveen Short Term Bond Fund, Class W 104,531,925
TOTAL SHORT-TERM FIXED INCOME 104,531,925
U.S. EQUITY—24.3%
2,278,829
Nuveen Core Equity Fund, Class W 38,967,973
576,219
Nuveen Dividend Growth Fund, Class R6 39,073,422
2,363,730
Nuveen Dividend Value Fund, Class R6 39,805,211
1,284,992
Nuveen Growth Opportunities ETF 43,959,576
1,464,911
Nuveen Large Cap Growth Fund, Class W 44,123,115
1,625,376
Nuveen Large Cap Value Fund, Class W 39,951,730
391,263
Nuveen Quant Small Cap Equity Fund, Class W 8,689,944
587,983
Nuveen Quant Small/Mid Cap Equity Fund, Class W 10,495,501
TOTAL U.S. EQUITY 265,066,472
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $993,467,614) 1,088,381,839
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$1,030,000 (c) Fixed Income Clearing Corporation 4 .580% 12/02/24 1,030,000
TOTAL REPURCHASE AGREEMENT 1,030,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,030,000) 1,030,000
TOTAL INVESTMENTS—100.0%
(Cost $994,497,614) 1,089,411,839
OTHER ASSETS & LIABILITIES, NET—(0.0)% (190,887)
NET ASSETS—100.0% $ 1,089,220,952
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 4.580% dated 11/29/24 to be repurchased at $1,030,393 on 12/2/24, collateralized by Government Agency
Securities, with coupon rate 0.000% and maturity date 11/28/25, valued at $1,050,601.

Portfolio of Investments November 30, 2024
Lifecycle 2020
5
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
DIRECT REAL ESTATE—4.3%
10,378,796 (b)
Nuveen Real Property Fund LP (purchased 11/28/16-11/19/24; cost $108,081,890) $ 99,117,502
TOTAL DIRECT REAL ESTATE 99,117,502
FIXED INCOME—38.5%
51,130,206
Nuveen Core Bond Fund, Class W 470,909,198
31,542,832
Nuveen Core Plus Bond Fund, Class W 291,771,193
4,814,828
Nuveen Emerging Markets Debt Fund, Class W 42,274,186
5,013,887
Nuveen High Yield Fund, Class W 44,473,177
5,276,223
Nuveen International Bond Fund, Class W 46,905,625
TOTAL FIXED INCOME 896,333,379
INFLATION-PROTECTED ASSETS—7.7%
16,760,981
Nuveen Inflation Linked Bond Fund, Class W 178,169,232
TOTAL INFLATION-PROTECTED ASSETS 178,169,232
INTERNATIONAL EQUITY—14.3%
7,036,172
Nuveen Emerging Markets Equity Fund, Class W 58,329,869
10,064,843
Nuveen International Equity Fund, Class W 141,914,284
5,519,095
Nuveen International Opportunities Fund, Class W 85,877,111
4,184,004
Nuveen Quant International Small Cap Equity Fund, Class W 46,735,323
TOTAL INTERNATIONAL EQUITY 332,856,587
SHORT-TERM FIXED INCOME—7.6%
17,584,778
Nuveen Short Term Bond Fund, Class W 177,606,262
TOTAL SHORT-TERM FIXED INCOME 177,606,262
U.S. EQUITY—27.6%
5,534,706
Nuveen Core Equity Fund, Class W 94,643,481
1,388,371
Nuveen Dividend Growth Fund, Class R6 94,145,428
5,736,641
Nuveen Dividend Value Fund, Class R6 96,605,036
3,128,749
Nuveen Growth Opportunities ETF 107,034,503
3,552,314
Nuveen Large Cap Growth Fund, Class W 106,995,708
3,958,398
Nuveen Large Cap Value Fund, Class W 97,297,418
950,111
Nuveen Quant Small Cap Equity Fund, Class W 21,101,967
1,434,209
Nuveen Quant Small/Mid Cap Equity Fund, Class W 25,600,635
TOTAL U.S. EQUITY 643,424,176
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $2,076,887,647) 2,327,507,138
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$2,460,000 (c) Fixed Income Clearing Corporation 4 .580% 12/02/24 2,460,000
TOTAL REPURCHASE AGREEMENT 2,460,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,460,000) 2,460,000
TOTAL INVESTMENTS—100.1%
(Cost $2,079,347,647) 2,329,967,138
OTHER ASSETS & LIABILITIES, NET—(0.1)% (1,653,193)
NET ASSETS—100.0% $ 2,328,313,945
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 4.580% dated 11/29/24 to be repurchased at $2,460,939 on 12/2/24, collateralized by Government Agency
Securities, with coupon rate 0.000% and maturity date 11/28/25, valued at $2,509,346.

Lifecycle 2025
Portfolio of Investments November 30, 2024
6
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.2%
16,679,570 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-11/19/24; cost $175,669,273) $ 159,289,890
TOTAL DIRECT REAL ESTATE 159,289,890
FIXED INCOME—36.9%
78,948,855
Nuveen Core Bond Fund, Class W 727,118,956
48,714,307
Nuveen Core Plus Bond Fund, Class W 450,607,343
7,434,479
Nuveen Emerging Markets Debt Fund, Class W 65,274,722
7,747,569
Nuveen High Yield Fund, Class W 68,720,936
8,133,055
Nuveen International Bond Fund, Class W 72,302,862
TOTAL FIXED INCOME 1,384,024,819
INFLATION-PROTECTED ASSETS—5.7%
19,954,668
Nuveen Inflation Linked Bond Fund, Class W 212,118,116
TOTAL INFLATION-PROTECTED ASSETS 212,118,116
INTERNATIONAL EQUITY—16.2%
12,795,386
Nuveen Emerging Markets Equity Fund, Class W 106,073,750
18,303,811
Nuveen International Equity Fund, Class W 258,083,737
10,004,707
Nuveen International Opportunities Fund, Class W 155,673,236
7,618,327
Nuveen Quant International Small Cap Equity Fund, Class W 85,096,710
TOTAL INTERNATIONAL EQUITY 604,927,433
SHORT-TERM FIXED INCOME—5.7%
20,946,241
Nuveen Short Term Bond Fund, Class W 211,557,039
TOTAL SHORT-TERM FIXED INCOME 211,557,039
U.S. EQUITY—31.2%
10,084,384
Nuveen Core Equity Fund, Class W 172,442,969
2,524,497
Nuveen Dividend Growth Fund, Class R6 171,186,155
10,434,713
Nuveen Dividend Value Fund, Class R6 175,720,571
5,688,644
Nuveen Growth Opportunities ETF 194,608,511
6,459,390
Nuveen Large Cap Growth Fund, Class W 194,556,838
7,195,731
Nuveen Large Cap Value Fund, Class W 176,871,073
1,724,840
Nuveen Quant Small Cap Equity Fund, Class W 38,308,686
2,595,282
Nuveen Quant Small/Mid Cap Equity Fund, Class W 46,325,792
TOTAL U.S. EQUITY 1,170,020,595
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $3,262,873,508) 3,741,937,892
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$5,720,000 (c) Fixed Income Clearing Corporation 4 .580% 12/02/24 5,720,000
TOTAL REPURCHASE AGREEMENT 5,720,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,720,000) 5,720,000
TOTAL INVESTMENTS—100.0%
(Cost $3,268,593,508) 3,747,657,892
OTHER ASSETS & LIABILITIES, NET—(0.0)% (1,717,832)
NET ASSETS—100.0% $ 3,745,940,060
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 4.580% dated 11/29/24 to be repurchased at $5,722,183 on 12/2/24, collateralized by Government Agency
Securities, with coupon rate 0.000% and maturity date 11/28/25, valued at $5,834,404.

Portfolio of Investments November 30, 2024
Lifecycle 2030
7
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.3%
20,777,232 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-11/04/24; cost $221,429,773) $ 198,422,564
TOTAL DIRECT REAL ESTATE 198,422,564
FIXED INCOME—32.0%
85,308,912
Nuveen Core Bond Fund, Class W 785,695,075
52,625,722
Nuveen Core Plus Bond Fund, Class W 486,787,927
8,021,016
Nuveen Emerging Markets Debt Fund, Class W 70,424,524
8,373,904
Nuveen High Yield Fund, Class W 74,276,530
8,795,222
Nuveen International Bond Fund, Class W 78,189,528
TOTAL FIXED INCOME 1,495,373,584
INFLATION-PROTECTED ASSETS—3.7%
16,184,785
Nuveen Inflation Linked Bond Fund, Class W 172,044,268
TOTAL INFLATION-PROTECTED ASSETS 172,044,268
INTERNATIONAL EQUITY—19.2%
18,864,935
Nuveen Emerging Markets Equity Fund, Class W 156,390,308
27,017,740
Nuveen International Equity Fund, Class W 380,950,139
14,839,977
Nuveen International Opportunities Fund, Class W 230,910,046
11,215,379
Nuveen Quant International Small Cap Equity Fund, Class W 125,275,783
TOTAL INTERNATIONAL EQUITY 893,526,276
SHORT-TERM FIXED INCOME—3.7%
16,938,975
Nuveen Short Term Bond Fund, Class W 171,083,647
TOTAL SHORT-TERM FIXED INCOME 171,083,647
U.S. EQUITY—37.0%
14,841,636
Nuveen Core Equity Fund, Class W 253,791,970
3,736,915
Nuveen Dividend Growth Fund, Class R6 253,400,221
15,367,794
Nuveen Dividend Value Fund, Class R6 258,793,646
8,393,379
Nuveen Growth Opportunities ETF 287,137,496
9,544,244
Nuveen Large Cap Growth Fund, Class W 287,472,632
10,649,482
Nuveen Large Cap Value Fund, Class W 261,764,263
2,552,125
Nuveen Quant Small Cap Equity Fund, Class W 56,682,697
3,831,930
Nuveen Quant Small/Mid Cap Equity Fund, Class W 68,399,951
TOTAL U.S. EQUITY 1,727,442,876
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $3,921,199,449) 4,657,893,215
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$4,930,000 (c) Fixed Income Clearing Corporation 4 .580% 12/02/24 4,930,000
TOTAL REPURCHASE AGREEMENT 4,930,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,930,000) 4,930,000
TOTAL INVESTMENTS—100.0%
(Cost $3,926,129,449) 4,662,823,215
OTHER ASSETS & LIABILITIES, NET—0.0% 1,507,681
NET ASSETS—100.0% $ 4,664,330,896
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 4.580% dated 11/29/24 to be repurchased at $4,931,882 on 12/2/24, collateralized by Government Agency
Securities, with coupon rate 0.000% and maturity date 11/28/25, valued at $5,028,612.

Lifecycle 2035
Portfolio of Investments November 30, 2024
8
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.2%
22,645,295 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-11/27/24; cost $242,816,178) $ 216,262,566
TOTAL DIRECT REAL ESTATE 216,262,566
FIXED INCOME—26.8%
77,556,835
Nuveen Core Bond Fund, Class W 714,298,455
47,811,213
Nuveen Core Plus Bond Fund, Class W 442,253,717
7,296,068
Nuveen Emerging Markets Debt Fund, Class W 64,059,475
7,656,114
Nuveen High Yield Fund, Class W 67,909,728
8,044,103
Nuveen International Bond Fund, Class W 71,512,077
TOTAL FIXED INCOME 1,360,033,452
INFLATION-PROTECTED ASSETS—1.7%
8,226,748
Nuveen Inflation Linked Bond Fund, Class W 87,450,333
TOTAL INFLATION-PROTECTED ASSETS 87,450,333
INTERNATIONAL EQUITY—22.4%
24,021,205
Nuveen Emerging Markets Equity Fund, Class W 199,135,788
34,396,192
Nuveen International Equity Fund, Class W 484,986,306
18,943,714
Nuveen International Opportunities Fund, Class W 294,764,183
14,286,509
Nuveen Quant International Small Cap Equity Fund, Class W 159,580,309
TOTAL INTERNATIONAL EQUITY 1,138,466,586
SHORT-TERM FIXED INCOME—1.7%
8,610,665
Nuveen Short Term Bond Fund, Class W 86,967,717
TOTAL SHORT-TERM FIXED INCOME 86,967,717
U.S. EQUITY—43.1%
18,824,324
Nuveen Core Equity Fund, Class W 321,895,933
4,726,492
Nuveen Dividend Growth Fund, Class R6 320,503,390
19,602,195
Nuveen Dividend Value Fund, Class R6 330,100,956
10,659,641
Nuveen Growth Opportunities ETF 364,666,319
12,093,007
Nuveen Large Cap Growth Fund, Class W 364,241,363
13,504,477
Nuveen Large Cap Value Fund, Class W 331,940,041
3,242,919
Nuveen Quant Small Cap Equity Fund, Class W 72,025,233
4,879,205
Nuveen Quant Small/Mid Cap Equity Fund, Class W 87,093,806
TOTAL U.S. EQUITY 2,192,467,041
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $4,090,681,411) 5,081,647,695
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$11,620,000 (c) Fixed Income Clearing Corporation 4 .580% 12/02/24 11,620,000
TOTAL REPURCHASE AGREEMENT 11,620,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,620,000) 11,620,000
TOTAL INVESTMENTS—100.1%
(Cost $4,102,301,411) 5,093,267,695
OTHER ASSETS & LIABILITIES, NET—(0.1)% (4,560,826)
NET ASSETS—100.0% $ 5,088,706,869
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 4.580% dated 11/29/24 to be repurchased at $11,624,435 on 12/2/24, collateralized by Government Agency
Securities, with coupon rate 0.125% and maturity date 10/15/25, valued at $11,852,585.

Portfolio of Investments November 30, 2024
Lifecycle 2040
9
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.3%
27,667,346 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-11/27/24; cost $295,148,245) $ 264,223,158
TOTAL DIRECT REAL ESTATE 264,223,158
FIXED INCOME—17.9%
63,520,865
Nuveen Core Bond Fund, Class W 585,027,168
39,098,199
Nuveen Core Plus Bond Fund, Class W 361,658,339
5,964,570
Nuveen Emerging Markets Debt Fund, Class W 52,368,922
6,230,206
Nuveen High Yield Fund, Class W 55,261,927
6,583,614
Nuveen International Bond Fund, Class W 58,528,333
TOTAL FIXED INCOME 1,112,844,689
INTERNATIONAL EQUITY—26.5%
34,710,956
Nuveen Emerging Markets Equity Fund, Class W 287,753,827
49,715,107
Nuveen International Equity Fund, Class W 700,983,004
27,454,262
Nuveen International Opportunities Fund, Class W 427,188,312
20,637,399
Nuveen Quant International Small Cap Equity Fund, Class W 230,519,745
TOTAL INTERNATIONAL EQUITY 1,646,444,888
U.S. EQUITY—51.2%
27,242,605
Nuveen Core Equity Fund, Class W 465,848,552
6,851,920
Nuveen Dividend Growth Fund, Class R6 464,628,668
28,398,085
Nuveen Dividend Value Fund, Class R6 478,223,746
15,434,058
Nuveen Growth Opportunities ETF 527,999,124
17,550,099
Nuveen Large Cap Growth Fund, Class W 528,608,995
19,553,640
Nuveen Large Cap Value Fund, Class W 480,628,471
4,696,734
Nuveen Quant Small Cap Equity Fund, Class W 104,314,454
7,079,411
Nuveen Quant Small/Mid Cap Equity Fund, Class W 126,367,484
TOTAL U.S. EQUITY 3,176,619,494
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $4,720,144,430) 6,200,132,229
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$8,180,000 (c) Fixed Income Clearing Corporation 4 .580% 12/02/24 8,180,000
TOTAL REPURCHASE AGREEMENT 8,180,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,180,000) 8,180,000
TOTAL INVESTMENTS—100.0%
(Cost $4,728,324,430) 6,208,312,229
OTHER ASSETS & LIABILITIES, NET—0.0% 1,464,259
NET ASSETS—100.0% $ 6,209,776,488
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 4.580% dated 11/29/24 to be repurchased at $8,183,122 on 12/2/24, collateralized by Government Agency
Securities, with coupon rate 0.000% and maturity date 11/28/25, valued at $8,343,749.

Lifecycle 2045
Portfolio of Investments November 30, 2024
10
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—4.2%
20,060,377 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-11/27/24; cost $215,650,924) $ 191,576,605
TOTAL DIRECT REAL ESTATE 191,576,605
FIXED INCOME—9.7%
25,013,235
Nuveen Core Bond Fund, Class W 230,371,892
15,364,653
Nuveen Core Plus Bond Fund, Class W 142,123,039
2,344,184
Nuveen Emerging Markets Debt Fund, Class W 20,581,934
2,471,106
Nuveen High Yield Fund, Class W 21,918,709
2,595,656
Nuveen International Bond Fund, Class W 23,075,377
TOTAL FIXED INCOME 438,070,951
INTERNATIONAL EQUITY—29.4%
27,910,448
Nuveen Emerging Markets Equity Fund, Class W 231,377,615
39,940,029
Nuveen International Equity Fund, Class W 563,154,412
22,023,248
Nuveen International Opportunities Fund, Class W 342,681,745
16,592,671
Nuveen Quant International Small Cap Equity Fund, Class W 185,340,132
TOTAL INTERNATIONAL EQUITY 1,322,553,904
U.S. EQUITY—56.5%
21,906,981
Nuveen Core Equity Fund, Class W 374,609,372
5,491,185
Nuveen Dividend Growth Fund, Class R6 372,357,257
22,771,081
Nuveen Dividend Value Fund, Class R6 383,465,011
12,353,775
Nuveen Growth Opportunities ETF 422,622,643
14,070,768
Nuveen Large Cap Growth Fund, Class W 423,811,534
15,676,084
Nuveen Large Cap Value Fund, Class W 385,318,150
3,762,917
Nuveen Quant Small Cap Equity Fund, Class W 83,574,392
5,703,366
Nuveen Quant Small/Mid Cap Equity Fund, Class W 101,805,082
TOTAL U.S. EQUITY 2,547,563,441
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $3,284,943,276) 4,499,764,901
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.3%
REPURCHASE AGREEMENT—0.3%
$11,840,000 (c) Fixed Income Clearing Corporation 4 .580% 12/02/24 11,840,000
TOTAL REPURCHASE AGREEMENT 11,840,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,840,000) 11,840,000
TOTAL INVESTMENTS—100.1%
(Cost $3,296,783,276) 4,511,604,901
OTHER ASSETS & LIABILITIES, NET—(0.1)% (3,755,688)
NET ASSETS—100.0% $ 4,507,849,213
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 4.580% dated 11/29/24 to be repurchased at $11,844,519 on 12/2/24, collateralized by Government Agency
Securities, with coupon rate 0.000% and maturity date 11/28/25, valued at $12,076,951.

Portfolio of Investments November 30, 2024
Lifecycle 2050
11
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—4.2%
16,065,811 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-11/27/24; cost $173,517,931) $ 153,428,495
TOTAL DIRECT REAL ESTATE 153,428,495
FIXED INCOME—5.4%
11,054,171
Nuveen Core Bond Fund, Class W 101,808,912
6,833,887
Nuveen Core Plus Bond Fund, Class W 63,213,454
1,036,196
Nuveen Emerging Markets Debt Fund, Class W 9,097,804
1,099,654
Nuveen High Yield Fund, Class W 9,753,932
1,145,775
Nuveen International Bond Fund, Class W 10,185,938
TOTAL FIXED INCOME 194,060,040
INTERNATIONAL EQUITY—30.8%
23,407,518
Nuveen Emerging Markets Equity Fund, Class W 194,048,326
33,484,717
Nuveen International Equity Fund, Class W 472,134,513
18,470,853
Nuveen International Opportunities Fund, Class W 287,406,470
13,929,079
Nuveen Quant International Small Cap Equity Fund, Class W 155,587,812
TOTAL INTERNATIONAL EQUITY 1,109,177,121
U.S. EQUITY—59.4%
18,388,337
Nuveen Core Equity Fund, Class W 314,440,558
4,618,256
Nuveen Dividend Growth Fund, Class R6 313,163,917
19,157,569
Nuveen Dividend Value Fund, Class R6 322,613,460
10,386,492
Nuveen Growth Opportunities ETF 355,321,891
11,840,058
Nuveen Large Cap Growth Fund, Class W 356,622,560
13,188,976
Nuveen Large Cap Value Fund, Class W 324,185,019
3,165,745
Nuveen Quant Small Cap Equity Fund, Class W 70,311,195
4,792,491
Nuveen Quant Small/Mid Cap Equity Fund, Class W 85,545,960
TOTAL U.S. EQUITY 2,142,204,560
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $2,637,167,195) 3,598,870,216
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$5,290,000 (c) Fixed Income Clearing Corporation 4 .580% 12/02/24 5,290,000
TOTAL REPURCHASE AGREEMENT 5,290,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,290,000) 5,290,000
TOTAL INVESTMENTS—99.9%
(Cost $2,642,457,195) 3,604,160,216
OTHER ASSETS & LIABILITIES, NET—0.1% 1,862,161
NET ASSETS—100.0% $ 3,606,022,377
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 4.580% dated 11/29/24 to be repurchased at $5,292,019 on 12/2/24, collateralized by Government Agency
Securities, with coupon rate 0.000% and maturity date 11/28/25, valued at $5,395,922.

Lifecycle 2055
Portfolio of Investments November 30, 2024
12
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—4.3%
8,330,725 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-11/27/24; cost $91,359,407) $ 79,558,427
TOTAL DIRECT REAL ESTATE 79,558,427
FIXED INCOME—4.1%
4,425,103
Nuveen Core Bond Fund, Class W 40,755,197
2,738,144
Nuveen Core Plus Bond Fund, Class W 25,327,831
415,986
Nuveen Emerging Markets Debt Fund, Class W 3,652,359
435,117
Nuveen High Yield Fund, Class W 3,859,488
457,391
Nuveen International Bond Fund, Class W 4,066,209
TOTAL FIXED INCOME 77,661,084
INTERNATIONAL EQUITY—31.2%
12,341,806
Nuveen Emerging Markets Equity Fund, Class W 102,313,573
17,657,931
Nuveen International Equity Fund, Class W 248,976,833
9,710,050
Nuveen International Opportunities Fund, Class W 151,088,380
7,361,894
Nuveen Quant International Small Cap Equity Fund, Class W 82,232,355
TOTAL INTERNATIONAL EQUITY 584,611,141
U.S. EQUITY—60.2%
9,695,552
Nuveen Core Equity Fund, Class W 165,793,935
2,450,376
Nuveen Dividend Growth Fund, Class R6 166,159,985
10,040,490
Nuveen Dividend Value Fund, Class R6 169,081,845
5,449,271
Nuveen Growth Opportunities ETF 186,419,561
6,242,326
Nuveen Large Cap Growth Fund, Class W 188,018,870
6,911,969
Nuveen Large Cap Value Fund, Class W 169,896,199
1,663,498
Nuveen Quant Small Cap Equity Fund, Class W 36,946,290
2,506,979
Nuveen Quant Small/Mid Cap Equity Fund, Class W 44,749,579
TOTAL U.S. EQUITY 1,127,066,264
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $1,417,923,172) 1,868,896,916
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.3%
REPURCHASE AGREEMENT—0.3%
$5,580,000 (c) Fixed Income Clearing Corporation 4 .580% 12/02/24 5,580,000
TOTAL REPURCHASE AGREEMENT 5,580,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,580,000) 5,580,000
TOTAL INVESTMENTS—100.1%
(Cost $1,423,503,172) 1,874,476,916
OTHER ASSETS & LIABILITIES, NET—(0.1)% (1,956,773)
NET ASSETS—100.0% $ 1,872,520,143
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 4.580% dated 11/29/24 to be repurchased at $5,582,130 on 12/2/24, collateralized by Government Agency
Securities, with coupon rate 0.000% and maturity date 11/28/25, valued at $5,691,678.

Portfolio of Investments November 30, 2024
Lifecycle 2060
13
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—4.3%
3,710,663 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-11/27/24; cost $41,080,388) $ 35,436,834
TOTAL DIRECT REAL ESTATE 35,436,834
FIXED INCOME—2.9%
1,389,120
Nuveen Core Bond Fund, Class W 12,793,798
858,613
Nuveen Core Plus Bond Fund, Class W 7,942,170
133,373
Nuveen Emerging Markets Debt Fund, Class W 1,171,019
138,392
Nuveen High Yield Fund, Class W 1,227,540
145,448
Nuveen International Bond Fund, Class W 1,293,035
TOTAL FIXED INCOME 24,427,562
INTERNATIONAL EQUITY—31.6%
5,573,289
Nuveen Emerging Markets Equity Fund, Class W 46,202,564
7,948,347
Nuveen International Equity Fund, Class W 112,071,695
4,366,787
Nuveen International Opportunities Fund, Class W 67,947,199
3,318,000
Nuveen Quant International Small Cap Equity Fund, Class W 37,062,059
TOTAL INTERNATIONAL EQUITY 263,283,517
U.S. EQUITY—61.0%
4,379,973
Nuveen Core Equity Fund, Class W 74,897,534
1,106,711
Nuveen Dividend Growth Fund, Class R6 75,046,088
4,529,900
Nuveen Dividend Value Fund, Class R6 76,283,518
2,450,547
Nuveen Growth Opportunities ETF 83,833,213
2,816,678
Nuveen Large Cap Growth Fund, Class W 84,838,345
3,123,880
Nuveen Large Cap Value Fund, Class W 76,784,970
751,197
Nuveen Quant Small Cap Equity Fund, Class W 16,684,086
1,130,301
Nuveen Quant Small/Mid Cap Equity Fund, Class W 20,175,880
TOTAL U.S. EQUITY 508,543,634
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $659,991,146) 831,691,547
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$1,780,000 (c) Fixed Income Clearing Corporation 4 .580% 12/02/24 1,780,000
TOTAL REPURCHASE AGREEMENT 1,780,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,780,000) 1,780,000
TOTAL INVESTMENTS—100.0%
(Cost $661,771,146) 833,471,547
OTHER ASSETS & LIABILITIES, NET—0.0% 136,287
NET ASSETS—100.0% $ 833,607,834
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 4.580% dated 11/29/24 to be repurchased at $1,780,679 on 12/2/24, collateralized by Government Agency
Securities, with coupon rate 0.000% and maturity date 11/28/25, valued at $1,815,751.

Lifecycle 2065
Portfolio of Investments November 30, 2024
14
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.5%(a)
DIRECT REAL ESTATE—4.2%
519,693 (b)
Nuveen Real Property Fund LP (purchased 9/30/20-11/27/24; cost $5,662,981) $ 4,963,064
TOTAL DIRECT REAL ESTATE 4,963,064
FIXED INCOME—1.7%
113,788
Nuveen Core Bond Fund, Class W 1,047,984
70,194
Nuveen Core Plus Bond Fund, Class W 649,291
10,740
Nuveen Emerging Markets Debt Fund, Class W 94,300
11,185
Nuveen High Yield Fund, Class W 99,208
11,731
Nuveen International Bond Fund, Class W 104,291
TOTAL FIXED INCOME 1,995,074
INTERNATIONAL EQUITY—32.0%
795,347
Nuveen Emerging Markets Equity Fund, Class W 6,593,430
1,135,556
Nuveen International Equity Fund, Class W 16,011,336
620,442
Nuveen International Opportunities Fund, Class W 9,654,078
472,599
Nuveen Quant International Small Cap Equity Fund, Class W 5,278,930
TOTAL INTERNATIONAL EQUITY 37,537,774
U.S. EQUITY—61.6%
622,094
Nuveen Core Equity Fund, Class W 10,637,805
157,305
Nuveen Dividend Growth Fund, Class R6 10,666,853
644,970
Nuveen Dividend Value Fund, Class R6 10,861,294
348,689
Nuveen Growth Opportunities ETF 11,928,651
400,058
Nuveen Large Cap Growth Fund, Class W 12,049,752
443,633
Nuveen Large Cap Value Fund, Class W 10,904,489
106,472
Nuveen Quant Small Cap Equity Fund, Class W 2,364,732
159,958
Nuveen Quant Small/Mid Cap Equity Fund, Class W 2,855,248
TOTAL U.S. EQUITY 72,268,824
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $97,089,989) 116,764,736
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.5%
REPURCHASE AGREEMENT—0.5%
$530,000 (c) Fixed Income Clearing Corporation 4.580% 12/02/24 530,000
TOTAL REPURCHASE AGREEMENT 530,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $530,000) 530,000
TOTAL INVESTMENTS—100.0%
(Cost $97,619,989) 117,294,736
OTHER ASSETS & LIABILITIES, NET—(0.0)% (35,140)
NET ASSETS—100.0% $ 117,259,596
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 4.580% dated 11/29/24 to be repurchased at $530,202 on 12/2/24, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity date 11/28/25, valued at $540,757.

Statement of Assets and Liabilities
See Notes to Financial Statements
16
November 30, 2024 (Unaudited)
12.1
Lifecycle Retirement
Income
12.2
Lifecycle 2010
12.3
Lifecycle 2015
12.4
Lifecycle 2020
ASSETS
Affiliated investments, at value
‡
$ 414,305,845 $ 765,672,058 $ 1,088,381,839 $ 2,327,507,138
Short-term investments, at value
#
370,000 920,000 1,030,000 2,460,000
Cash 9,887 2,465 5,982 6,514
Receivables:
Dividends 737,921 1,480,082 1,918,734 3,858,738
Interest 94 234 262 626
Investments sold 1,241,568 2,264,451 3,436,354 7,800,419
Reimbursement from Adviser 82,281 127,343 145,304 285,091
Shares sold 183,626 56,496 172,091 183,941
Other 60,760 230,472 329,354 489,778
Total assets 416,991,982 770,753,601 1,095,419,920 2,342,592,245
LIABILITIES
Due to affiliates 4,644 3,704 4,037 5,219
Payables:
Management fees 131,630 243,158 345,501 749,559
Investments purchased - regular settlement 1,894,310 3,798,895 5,169,631 11,531,359
Shares redeemed 235,084 210,769 195,074 1,240,260
Service agreement fees 25,845 45,322 64,277 112,605
Accrued expenses:
Custodian fees 2,515 2,528 2,533 2,559
Professional fees 7,672 7,751 7,824 8,107
Shareholder reporting expenses 19,076 29,710 37,991 66,064
Shareholder servicing agent fees 5,344 406 448 713
Trustees fees 62,627 234,008 334,442 500,905
12b-1 distribution and service fees 26,989 3,652 5,311 10,756
Other 24,152 24,814 31,899 50,194
Total liabilities 2,439,888 4,604,717 6,198,968 14,278,300
Net assets $ 414,552,094 $ 766,148,884 $ 1,089,220,952 $ 2,328,313,945
NET ASSETS CONSIST OF:
Paid-in capital $ 382,970,208 $ 671,878,682 $ 1,007,342,284 $ 2,088,274,163
Total distributable earnings (loss) 31,581,886 94,270,202 81,878,668 240,039,782
Net assets $ 414,552,094 $ 766,148,884 $ 1,089,220,952 $ 2,328,313,945
‡
Affiliated investments, cost $ 369,947,873 $ 672,674,347 $ 993,467,614 $ 2,076,887,647
#
Short-term investments, cost 370,000 920,000 1,030,000 2,460,000

See Notes to Financial Statements
17
12.5
Lifecycle 2025
12.6
Lifecycle 2030
12.7
Lifecycle 2035
12.8
Lifecycle 2040
12.9
Lifecycle 2045
13.01
Lifecycle 2050
$ 3,741,937,892 $ 4,657,893,215 $ 5,081,647,695 $ 6,200,132,229 $ 4,499,764,901 $ 3,598,870,216
5,720,000 4,930,000 11,620,000 8,180,000 11,840,000 5,290,000
8,725 2,188 3,573 1,881 9,117 4,222
5,711,477 5,943,312 5,117,672 3,922,180 1,537,784 683,894
1,455 1,254 2,957 2,081 3,013 1,346
13,937,025 18,909,699 20,985,088 27,449,525 18,942,566 15,753,661
454,621 614,245 730,936 965,055 757,957 620,006
1,703,158 3,396,578 3,337,494 5,165,468 4,815,257 4,530,431
522,425 517,678 522,862 679,313 253,398 164,780
3,769,996,778 4,692,208,169 5,123,968,277 6,246,497,732 4,537,923,993 3,625,918,556
5,875 6,282 6,413 7,211 5,866 5,532
1,216,179 1,531,153 1,686,693 2,086,547 1,522,046 1,222,526
21,238,993 24,713,426 32,287,651 33,079,828 27,726,379 18,084,818
713,109 690,890 326,968 370,963 222,346 143,717
152,142 178,924 178,424 207,840 127,449 92,465
2,524 2,546 2,573 2,580 2,543 2,523
8,404 8,584 8,662 8,891 8,524 8,329
90,913 103,456 107,029 124,890 87,355 76,788
895 975 950 1,029 945 944
539,730 538,579 545,347 706,467 272,940 180,173
18,467 23,341 25,010 28,550 21,715 15,685
69,487 79,117 85,688 96,448 76,672 62,679
24,056,718 27,877,273 35,261,408 36,721,244 30,074,780 19,896,179
$ 3,745,940,060 $ 4,664,330,896 $ 5,088,706,869 $ 6,209,776,488 $ 4,507,849,213 $ 3,606,022,377
$ 3,272,257,903 $ 3,926,601,244 $ 4,095,092,662 $ 4,731,633,131 $ 3,292,325,352 $ 2,647,124,558
473,682,157 737,729,652 993,614,207 1,478,143,357 1,215,523,861 958,897,819
$ 3,745,940,060 $ 4,664,330,896 $ 5,088,706,869 $ 6,209,776,488 $ 4,507,849,213 $ 3,606,022,377
$ 3,262,873,508 $ 3,921,199,449 $ 4,090,681,411 $ 4,720,144,430 $ 3,284,943,276 $ 2,637,167,195
5,720,000 4,930,000 11,620,000 8,180,000 11,840,000 5,290,000

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
18
(continued)
(continued)
(continued)
Statement of Assets and Liabilities
(continued)
November 30, 2024 (Unaudited)
12.1
Lifecycle Retirement
Income
12.2
Lifecycle 2010
12.3
Lifecycle 2015
12.4
Lifecycle 2020
CLASS A:
Net assets $ 127,449,469 $ – $ – $ –
Shares outstanding 10,975,915 – – –
Net asset value ("NAV") per share $ 11 .61 $ – $ – $ –
Maximum sales charge 5.75% –% –% –%
Offering price per share (NAV per share plus maximum sales
charge) $ 12 .32 $ – $ – $ –
CLASS I:
Net assets $ 210,043 $ 90,505 $ 274,028 $ 421,421
Shares outstanding 18,055 8,437 28,545 41,964
NAV and offering price per share $ 11 .63 $ 10 .73 $ 9 .60 $ 10 .04
PREMIER CLASS:
Net assets $ 8,319,823 $ 29,840,807 $ 42,920,934 $ 87,184,590
Shares outstanding 715,672 2,796,868 4,487,568 8,694,268
NAV and offering price per share $ 11 .63 $ 10 .67 $ 9 .56 $ 10 .03
CLASS R6:
Net assets $ 152,884,023 $ 514,878,313 $ 731,473,057 $ 1,692,629,581
Shares outstanding 13,144,509 48,107,919 76,074,026 168,257,291
NAV and offering price per share $ 11 .63 $ 10 .70 $ 9 .62 $ 10 .06
RETIREMENT CLASS:
Net assets $ 125,688,736 $ 221,339,259 $ 314,552,933 $ 548,078,353
Shares outstanding 10,837,594 16,351,580 24,393,571 39,338,850
NAV and offering price per share $ 11 .60 $ 13 .54 $ 12 .89 $ 13 .93
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements
19
12.5
Lifecycle 2025
12.6
Lifecycle 2030
12.7
Lifecycle 2035
12.8
Lifecycle 2040
12.9
Lifecycle 2045
13.01
Lifecycle 2050
$ – $ – $ – $ – $ – $ –
– – – – – –
$ – $ – $ – $ – $ – $ –
–% –% –% –% –% –%
$ – $ – $ – $ – $ – $ –
$ 686,079 $ 854,062 $ 937,803 $ 576,253 $ 799,224 $ 435,494
64,771 77,860 82,162 49,036 53,248 28,038
$ 10 .59 $ 10 .97 $ 11 .41 $ 11 .75 $ 15 .01 $ 15 .53
$ 150,694,694 $ 189,871,171 $ 205,185,473 $ 233,327,664 $ 177,056,308 $ 127,728,609
14,297,678 17,419,395 18,012,606 19,904,914 11,861,385 8,269,605
$ 10 .54 $ 10 .90 $ 11 .39 $ 11 .72 $ 14 .93 $ 15 .45
$ 2,851,688,727 $ 3,602,107,613 $ 4,009,936,476 $ 4,955,168,950 $ 3,706,749,833 $ 3,024,026,551
268,935,225 328,167,449 350,465,246 420,795,259 246,694,027 194,703,658
$ 10 .60 $ 10 .98 $ 11 .44 $ 11 .78 $ 15 .03 $ 15 .53
$ 742,870,560 $ 871,498,050 $ 872,647,117 $ 1,020,703,621 $ 623,243,848 $ 453,831,723
49,810,426 54,799,675 50,970,346 55,620,741 41,987,999 29,585,234
$ 14 .91 $ 15 .90 $ 17 .12 $ 18 .35 $ 14 .84 $ 15 .34
Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
$ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
20
(continued)
Statement of Assets and Liabilities
(continued)
November 30, 2024 (Unaudited)
13.1
Lifecycle 2055
13.2
Lifecycle 2060
13.3
Lifecycle 2065
ASSETS
Affiliated investments, at value
‡
$ 1,868,896,916 $ 831,691,547 $ 116,764,736
Short-term investments, at value
#
5,580,000 1,780,000 530,000
Cash 9,249 2,999 9,532
Receivables:
Dividends 272,071 85,012 6,864
Interest 1,420 453 135
Investments sold 7,964,679 3,653,212 481,939
Reimbursement from Adviser 343,835 181,364 53,336
Shares sold 2,283,436 1,786,012 461,836
Other 50,476 12,370 733
Total assets 1,885,402,082 839,192,969 118,309,111
LIABILITIES
Due to affiliates 4,254 3,713 3,266
Payables:
Management fees 633,207 280,820 39,013
Investments purchased - regular settlement 11,941,192 4,685,759 910,482
Shares redeemed 98,558 515,649 47,367
Service agreement fees 44,608 18,536 3,674
Accrued expenses:
Custodian fees 2,509 2,714 2,524
Professional fees 8,462 7,743 7,605
Shareholder reporting expenses 40,822 23,961 16,020
Shareholder servicing agent fees 885 688 275
Trustees fees 58,219 15,561 1,129
12b-1 distribution and service fees 8,518 3,270 586
Other 40,705 26,721 17,574
Total liabilities 12,881,939 5,585,135 1,049,515
Net assets $ 1,872,520,143 $ 833,607,834 $ 117,259,596
NET ASSETS CONSIST OF:
Paid-in capital $ 1,428,048,502 $ 668,049,812 $ 97,497,475
Total distributable earnings (loss) 444,471,641 165,558,022 19,762,121
Net assets $ 1,872,520,143 $ 833,607,834 $ 117,259,596
‡
Affiliated investments, cost $ 1,417,923,172 $ 659,991,146 $ 97,089,989
#
Short-term investments, cost 5,580,000 1,780,000 530,000
CLASS I:
Net assets $ 449,199 $ 415,393 $ 110,812
Shares outstanding 24,364 26,021 8,162
NAV and offering price per share $ 18 .44 $ 15 .96 $ 13 .58
PREMIER CLASS:
Net assets $ 69,680,237 $ 26,978,550 $ 4,917,404
Shares outstanding 3,795,883 1,693,418 360,863
NAV and offering price per share $ 18 .36 $ 15 .93 $ 13 .63
CLASS R6:
Net assets $ 1,583,575,821 $ 715,655,138 $ 93,844,456
Shares outstanding 85,798,963 44,746,169 6,782,418
NAV and offering price per share $ 18 .46 $ 15 .99 $ 13 .84
RETIREMENT CLASS:
Net assets $ 218,814,886 $ 90,558,753 $ 18,386,924
Shares outstanding 11,938,531 5,697,940 1,331,953
NAV and offering price per share $ 18 .33 $ 15 .89 $ 13 .80
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Operations
See Notes to Financial Statements
22
Six Months Ended November 30, 2024 (Unaudited)
12.1
Lifecycle
Retirement Income
12.2
Lifecycle 2010
12.3
Lifecycle 2015
12.4
Lifecycle 2020
12.5
Lifecycle 2025
INVESTMENT INCOME
Dividends from affiliated investments $ 7,851,469 $ 14,224,672 $ 20,943,391 $ 42,752,300 $ 62,685,685
Interest 7,628 14,007 18,954 36,952 77,104
Total investment income 7,859,097 14,238,679 20,962,345 42,789,252 62,762,789
EXPENSES
Management fees 814,308 1,532,076 2,178,061 4,763,692 7,625,918
12b-1 distribution and service fees — Class A 158,777 – – – –
12b-1 distribution and service fees — Premier Class 7,173 24,029 31,856 66,779 115,185
Shareholder servicing agent fees — Class A 12,029 – – – –
Shareholder servicing agent fees — Class I 134 85 244 325 384
Shareholder servicing agent fees — Premier Class 62 60 64 133 217
Shareholder servicing agent fees — Class R6 1,132 1,230 1,523 3,026 4,569
Shareholder servicing agent fees — Retirement Class 158,747 289,321 404,770 719,682 968,401
Administrative service fees 20,967 19,270 20,740 26,309 32,520
Trustees fees 4,931 9,217 13,208 28,641 45,349
Custodian expenses 3,781 3,807 3,792 3,831 3,784
Overdraft expense 3,202 7,324 6,090 7,151 7,822
Professional fees 8,205 8,351 8,490 9,011 9,609
Registration fees 75,954 48,980 53,406 54,582 57,510
Shareholder reporting expenses 24,812 32,321 34,244 50,606 66,025
Other 39,537 67,806 90,810 184,595 284,076
Total expenses 1,333,751 2,043,877 2,847,298 5,918,363 9,221,369
Expenses reimbursed by the investment adviser (161,758) (133,525) (146,526) (189,386) (234,902)
Fee waiver by investment adviser and Nuveen Securities (264,569) (573,391) (691,789) (1,545,697) (2,415,241)
Net expenses 907,424 1,336,961 2,008,983 4,183,280 6,571,226
Net investment income (loss) 6,951,673 12,901,718 18,953,362 38,605,972 56,191,563
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments – – – – –
Affiliated investments 1,735,867 6,928,179 6,516,779 22,298,440 41,720,010
Net realized gain (loss) 1,735,867 6,928,179 6,516,779 22,298,440 41,720,010
Change in unrealized appreciation (depreciation) on:
Affiliated
investments 15,361,734 25,152,323 39,993,470 87,099,760 146,311,061
Net change in unrealized appreciation (depreciation) 15,361,734 25,152,323 39,993,470 87,099,760 146,311,061
Net realized and unrealized gain (loss) 17,097,601 32,080,502 46,510,249 109,398,200 188,031,071
Net increase (decrease) in net assets from operations $ 24,049,274 $ 44,982,220 $ 65,463,611 $ 148,004,172 $ 244,222,634

See Notes to Financial Statements
23
12.6
Lifecycle 2030
12.7
Lifecycle 2035
12.8
Lifecycle 2040
12.9
Lifecycle 2045
13.01
Lifecycle 2050
13.1
Lifecycle 2055
13.2
Lifecycle 2060
$ 67,883,714 $ 62,887,501 $ 60,412,558 $ 35,952,506 $ 25,381,386 $ 12,410,633 $ 5,039,949
109,295 136,430 168,934 129,332 111,050 59,747 33,794
67,993,009 63,023,931 60,581,492 36,081,838 25,492,436 12,470,380 5,073,743
9,505,280 10,400,054 12,804,656 9,291,833 7,425,547 3,809,041 1,643,735
– – – – – – –
144,279 157,226 185,574 138,315 102,023 54,072 20,381
– – – – – – –
477 531 335 444 212 272 265
259 273 324 237 200 125 73
5,428 5,842 6,944 5,485 4,690 3,065 1,820
1,124,000 1,111,910 1,292,934 785,865 568,696 272,111 110,158
36,678 38,574 43,550 36,117 32,050 24,222 19,551
56,175 60,969 74,050 53,827 42,825 21,954 9,450
3,834 3,869 3,888 3,840 3,802 3,752 4,035
4,474 3,059 3,607 3,130 1,965 1,341 1,943
10,026 10,215 10,706 10,000 9,612 9,341 8,394
53,430 49,699 52,056 65,945 65,950 36,930 62,735
74,148 77,533 87,752 69,649 64,846 50,241 45,251
340,471 357,975 417,640 294,892 233,220 123,192 56,235
11,358,959 12,277,729 14,984,016 10,759,579 8,555,638 4,409,659 1,984,026
(256,870) (264,042) (298,119) (260,945) (238,497) (161,351) (159,689)
(3,167,701) (3,843,634) (5,138,956) (3,847,163) (3,200,250) (1,640,299) (710,343)
7,934,388 8,170,053 9,546,941 6,651,471 5,116,891 2,608,009 1,113,994
60,058,621 54,853,878 51,034,551 29,430,367 20,375,545 9,862,371 3,959,749
– – – – – 543 202
54,714,483 76,596,136 99,141,644 68,939,090 42,173,198 12,561,817 1,229,742
54,714,483 76,596,136 99,141,644 68,939,090 42,173,198 12,562,360 1,229,944
203,846,967 234,364,074 325,079,192 258,728,659 227,285,154 126,642,923 59,313,103
203,846,967 234,364,074 325,079,192 258,728,659 227,285,154 126,642,923 59,313,103
258,561,450 310,960,210 424,220,836 327,667,749 269,458,352 139,205,283 60,543,047
$ 318,620,071 $ 365,814,088 $ 475,255,387 $ 357,098,116 $ 289,833,897 $ 149,067,654 $ 64,502,796

Statement of Operations
(continued)
See Notes to Financial Statements
24
(continued)
(continued)
Statement of Operations
(continued)
Six Months Ended November 30, 2024 (Unaudited)
13.3
Lifecycle 2065
INVESTMENT INCOME
Dividends from affiliated investments $ 613,128
Interest 8,570
Total investment income 621,698
EXPENSES
Management fees 218,662
12b-1 distribution and service fees — Premier Class 3,543
Shareholder servicing agent fees — Class I 59
Shareholder servicing agent fees — Premier Class 36
Shareholder servicing agent fees — Class R6 545
Shareholder servicing agent fees — Retirement Class 20,635
Administrative service fees 16,428
Trustees fees 1,282
Custodian expenses 3,789
Overdraft expense 880
Professional fees 8,098
Registration fees 63,901
Shareholder reporting expenses 28,903
Other 14,402
Total expenses 381,163
Expenses reimbursed by the investment adviser (131,148)
Fee waiver by investment adviser and Nuveen Securities (99,245)
Net expenses 150,770
Net investment income (loss) 470,928
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments 24,604
Affiliated investments (78,347)
Net realized gain (loss) (53,743)
Change in unrealized appreciation (depreciation) on:
Affiliated investments 8,147,713
Net change in unrealized appreciation (depreciation) 8,147,713
Net realized and unrealized gain (loss) 8,093,970
Net increase (decrease) in net assets from operations $ 8,564,898

Statement of Changes in Net Assets
See Notes to Financial Statements
26
12.1
Lifecycle Retirement Income
12.2
Lifecycle 2010
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
OPERATIONS
Net investment income (loss) $ 6,951,673 $ 13,457,165 $ 12,901,718 $ 26,489,058
Net realized gain (loss) 1,735,867 4,201,305 6,928,179 11,316,868
Net change in unrealized appreciation
(depreciation) 15,361,734 24,912,587 25,152,323 42,222,166
Net increase (decrease) in net assets from
operations 24,049,274 42,571,057 44,982,220 80,028,092
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (1,625,461) (4,116,154) – –
Class I (3,637) (11,163) – (5,954)
Premier Class (131,657) (399,759) – (1,407,286)
Class R6 (2,190,384) (5,949,631) – (21,323,739)
Retirement Class (1,632,687) (4,318,428) – (6,997,365)
Total distributions (5,583,826) (14,795,135) – (29,734,344)
FUND SHARE TRANSACTIONS
Subscriptions 15,583,851 30,622,312 34,658,827 48,538,732
Reinvestments of distributions 5,518,322 14,629,488 – 29,730,651
Redemptions (43,715,726) (98,931,270) (117,958,519) (180,691,381)
Net increase (decrease) from Fund share
transactions (22,613,553) (53,679,470) (83,299,692) (102,421,998)
Net increase (decrease) in net assets (4,148,105) (25,903,548) (38,317,472) (52,128,250)
Net assets at the beginning of period 418,700,199 444,603,747 804,466,356 856,594,606
Net assets at the end of period $ 414,552,094 $ 418,700,199 $ 766,148,884 $ 804,466,356

See Notes to Financial Statements
27
12.3
Lifecycle 2015
12.4
Lifecycle 2020
12.5
Lifecycle 2025
12.6
Lifecycle 2030
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
$ 18,953,362 $ 37,421,468 $ 38,605,972 $ 78,788,046 $ 56,191,563 $ 113,788,471 $ 60,058,621 $ 122,549,518
6,516,779 8,340,942 22,298,440 30,376,363 41,720,010 66,087,173 54,714,483 87,052,112
39,993,470 73,193,086 87,099,760 177,006,342 146,311,061 303,399,538 203,846,967 433,504,193
65,463,611 118,955,496 148,004,172 286,170,751 244,222,634 483,275,182 318,620,071 643,105,823
– – – – – – – –
– – – – – – – –
– (12,512) – (24,576) – (30,026) – (20,519)
– (1,716,848) – (3,674,578) – (5,781,619) – (6,248,703)
– (29,407,552) – (66,477,947) – (97,183,078) – (105,109,214)
– (8,650,230) – (14,602,705) – (17,686,177) – (16,705,312)
– (39,787,142) – (84,779,806) – (120,680,900) – (128,083,748)
45,531,103 64,034,390 60,346,423 109,210,643 125,961,719 196,081,459 144,187,661 292,815,032
– 39,723,654 – 84,652,988 – 120,343,523 – 127,987,885
(179,889,543) (252,426,006) (394,650,209) (586,806,808) (540,134,845) (770,449,630) (551,280,462) (734,878,265)
(134,358,440) (148,667,962) (334,303,786) (392,943,177) (414,173,126) (454,024,648) (407,092,801) (314,075,348)
(68,894,829) (69,499,608) (186,299,614) (191,552,232) (169,950,492) (91,430,366) (88,472,730) 200,946,727
1,158,115,781 1,227,615,389 2,514,613,559 2,706,165,791 3,915,890,552 4,007,320,918 4,752,803,626 4,551,856,899
$ 1,089,220,952 $ 1,158,115,781 $ 2,328,313,945 $ 2,514,613,559 $ 3,745,940,060 $ 3,915,890,552 $ 4,664,330,896 $ 4,752,803,626

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
28
(continued)
(continued)
(continued)
Statement of Changes in Net Assets
(continued)
12.7
Lifecycle 2035
12.8
Lifecycle 2040
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
OPERATIONS
Net investment income (loss) $ 54,853,878 $ 117,803,463 $ 51,034,551 $ 124,173,682
Net realized gain (loss) 76,596,136 114,540,240 99,141,644 155,111,273
Net change in unrealized appreciation
(depreciation) 234,364,074 540,919,202 325,079,192 772,123,597
Net increase (decrease) in net assets from
operations 365,814,088 773,262,905 475,255,387 1,051,408,552
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class I – (18,308) – (11,242)
Premier Class – (5,722,397) – (6,020,354)
Class R6 – (104,203,854) – (114,353,049)
Retirement Class – (14,124,702) – (14,032,733)
Total distributions – (124,069,261) – (134,417,378)
FUND SHARE TRANSACTIONS
Subscriptions 163,803,561 330,940,782 162,556,196 356,828,431
Reinvestments of distributions – 123,950,460 – 134,330,432
Redemptions (555,509,562) (742,401,971) (595,334,321) (939,750,538)
Net increase (decrease) from Fund share
transactions (391,706,001) (287,510,729) (432,778,125) (448,591,675)
Net increase (decrease) in net assets (25,891,913) 361,682,915 42,477,262 468,399,499
Net assets at the beginning of period 5,114,598,782 4,752,915,867 6,167,299,226 5,698,899,727
Net assets at the end of period $ 5,088,706,869 $ 5,114,598,782 $ 6,209,776,488 $ 6,167,299,226

See Notes to Financial Statements
29
12.9
Lifecycle 2045
13.01
Lifecycle 2050
13.1
Lifecycle 2055
13.2
Lifecycle 2060
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
$ 29,430,367 $ 79,488,274 $ 20,375,545 $ 58,960,031 $ 9,862,371 $ 28,500,222 $ 3,959,749 $ 10,939,381
68,939,090 105,225,167 42,173,198 75,937,683 12,562,360 34,355,577 1,229,944 11,623,186
258,728,659 616,594,431 227,285,154 513,205,206 126,642,923 260,129,409 59,313,103 104,781,601
357,098,116 801,307,872 289,833,897 648,102,920 149,067,654 322,985,208 64,502,796 127,344,168
– – – – – – – –
– (14,037) – (7,741) – (7,680) – (7,924)
– (3,589,833) – (2,435,974) – (1,176,582) – (351,954)
– (71,073,943) – (53,020,684) – (24,606,427) – (8,843,631)
– (11,619,998) – (7,770,079) – (3,385,358) – (1,109,516)
– (86,297,811) – (63,234,478) – (29,176,047) – (10,313,025)
160,578,879 345,097,825 141,296,052 311,291,710 118,187,429 238,774,681 92,162,702 173,144,011
– 86,151,403 – 63,200,612 – 29,103,903 – 10,259,051
(457,070,213) (648,559,949) (330,941,647) (519,282,102) (160,983,501) (261,084,816) (57,768,012) (93,812,271)
(296,491,334) (217,310,721) (189,645,595) (144,789,780) (42,796,072) 6,793,768 34,394,690 89,590,791
60,606,782 497,699,340 100,188,302 440,078,662 106,271,582 300,602,929 98,897,486 206,621,934
4,447,242,431 3,949,543,091 3,505,834,075 3,065,755,413 1,766,248,561 1,465,645,632 734,710,348 528,088,414
$ 4,507,849,213 $ 4,447,242,431 $ 3,606,022,377 $ 3,505,834,075 $ 1,872,520,143 $ 1,766,248,561 $ 833,607,834 $ 734,710,348

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
30
(continued)
Statement of Changes in Net Assets
(continued)
13.3
Lifecycle 2065
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
OPERATIONS
Net investment income (loss) $ 470,928 $ 1,087,895
Net realized gain (loss) (53,743) 1,368,578
Net change in unrealized appreciation (depreciation) 8,147,713 10,796,854
Net increase (decrease) in net assets from operations 8,564,898 13,253,327
DISTRIBUTIONS TO SHAREHOLDERS – –
Dividends:
Class I – (9,894)
Premier Class – (47,168)
Class R6 – (746,406)
Retirement Class – (142,051)
Total distributions – (945,519)
FUND SHARE TRANSACTIONS
Subscriptions 36,056,164 52,453,040
Reinvestments of distributions – 857,443
Redemptions (18,298,310) (16,803,139)
Net increase (decrease) from Fund share transactions 17,757,854 36,507,344
Net increase (decrease) in net assets 26,322,752 48,815,152
Net assets at the beginning of period 90,936,844 42,121,692
Net assets at the end of period $ 117,259,596 $ 90,936,844

Financial Highlights
See Notes to Financial Statements
32
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.1
Lifecycle Retirement Income
Class A:
11/30/24
#
$ 11 .11 $ 0 .18 $ 0 .47 $ 0 .65 $ ( 0 .15 ) $ — $ ( 0 .15 ) $ 11 .61
5/31/24 10 .42 0 .32 0 .72 1 .04 ( 0 .35 ) — ( 0 .35 ) 11 .11
5/31/23 11 .12 0 .36 ( 0 .46 ) ( 0 .10 ) ( 0 .28 ) ( 0 .32 ) ( 0 .60 ) 10 .42
5/31/22 12 .79 0 .26 ( 1 .02 ) ( 0 .76 ) ( 0 .35 ) ( 0 .56 ) ( 0 .91 ) 11 .12
5/31/21 11 .51 0 .20 1 .75 1 .95 ( 0 .28 ) ( 0 .39 ) ( 0 .67 ) 12 .79
5/31/20 11 .27 0 .30 0 .37 0 .67 ( 0 .26 ) ( 0 .17 ) ( 0 .43 ) 11 .51
Class I:
11/30/24
#
11 .13 0 .20 0 .46 0 .66 ( 0 .16 ) — ( 0 .16 ) 11 .63
5/31/24 10 .44 0 .34 0 .72 1 .06 ( 0 .37 ) — ( 0 .37 ) 11 .13
5/31/23 11 .14 0 .41 ( 0 .49 ) ( 0 .08 ) ( 0 .30 ) ( 0 .32 ) ( 0 .62 ) 10 .44
5/31/22 12 .81 0 .30 ( 1 .04 ) ( 0 .74 ) ( 0 .37 ) ( 0 .56 ) ( 0 .93 ) 11 .14
5/31/21 11 .52 0 .20 1 .78 1 .98 ( 0 .30 ) ( 0 .39 ) ( 0 .69 ) 12 .81
5/31/20 11 .29 0 .32 0 .36 0 .68 ( 0 .28 ) ( 0 .17 ) ( 0 .45 ) 11 .52
Premier Class:
11/30/24
#
11 .12 0 .19 0 .47 0 .66 ( 0 .15 ) — ( 0 .15 ) 11 .63
5/31/24 10 .43 0 .33 0 .72 1 .05 ( 0 .36 ) — ( 0 .36 ) 11 .12
5/31/23 11 .13 0 .37 ( 0 .46 ) ( 0 .09 ) ( 0 .29 ) ( 0 .32 ) ( 0 .61 ) 10 .43
5/31/22 12 .80 0 .27 ( 1 .01 ) ( 0 .74 ) ( 0 .37 ) ( 0 .56 ) ( 0 .93 ) 11 .13
5/31/21 11 .51 0 .21 1 .76 1 .97 ( 0 .29 ) ( 0 .39 ) ( 0 .68 ) 12 .80
5/31/20 11 .28 0 .31 0 .36 0 .67 ( 0 .27 ) ( 0 .17 ) ( 0 .44 ) 11 .51
Class R6:
11/30/24
#
11 .13 0 .20 0 .46 0 .66 ( 0 .16 ) — ( 0 .16 ) 11 .63
5/31/24 10 .44 0 .35 0 .72 1 .07 ( 0 .38 ) — ( 0 .38 ) 11 .13
5/31/23 11 .14 0 .39 ( 0 .46 ) ( 0 .07 ) ( 0 .31 ) ( 0 .32 ) ( 0 .63 ) 10 .44
5/31/22 12 .81 0 .29 ( 1 .02 ) ( 0 .73 ) ( 0 .38 ) ( 0 .56 ) ( 0 .94 ) 11 .14
5/31/21 11 .52 0 .23 1 .76 1 .99 ( 0 .31 ) ( 0 .39 ) ( 0 .70 ) 12 .81
5/31/20 11 .29 0 .33 0 .36 0 .69 ( 0 .29 ) ( 0 .17 ) ( 0 .46 ) 11 .52
Retirement Class:
11/30/24
#
11 .10 0 .18 0 .47 0 .65 ( 0 .15 ) — ( 0 .15 ) 11 .60
5/31/24 10 .41 0 .32 0 .72 1 .04 ( 0 .35 ) — ( 0 .35 ) 11 .10
5/31/23 11 .11 0 .36 ( 0 .46 ) ( 0 .10 ) ( 0 .28 ) ( 0 .32 ) ( 0 .60 ) 10 .41
5/31/22 12 .78 0 .26 ( 1 .02 ) ( 0 .76 ) ( 0 .35 ) ( 0 .56 ) ( 0 .91 ) 11 .11
5/31/21 11 .49 0 .20 1 .76 1 .96 ( 0 .28 ) ( 0 .39 ) ( 0 .67 ) 12 .78
5/31/20 11 .26 0 .30 0 .36 0 .66 ( 0 .26 ) ( 0 .17 ) ( 0 .43 ) 11 .49
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
c
Percentage is annualized.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and
the Nuveen Real Property Fund LP.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
33
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5 .85% $ 127,449 0 .75%
c
0 .53%
c
3 .21%
c
5%
10 .19 124,235 0 .74 0 .53 3 .00 12
( 0 .69 ) 123,946 0 .72 0 .52 3 .43 19
( 6 .49 ) 131,167 0 .70 0 .51 2 .10 28
17 .31 144,030 0 .71 0 .54 1 .62 41
5 .97 122,730 0 .75 0 .58 2 .58 30
5 .92 210 0 .57
c
0 .37
c
3 .48
c
5
10 .36 337 0 .54 0 .36 3 .16 12
( 0 .50 ) 317 0 .52 0 .35 3 .86 19
( 6 .33 ) 609 0 .50 0 .34 2 .44 28
17 .57 596 0 .52 0 .38 1 .63 41
6 .04 310 0 .57 0 .42 2 .74 30
5 .99 8,320 0 .62
c
0 .43
c
3 .39
c
5
10 .29 9,940 0 .61 0 .43 3 .09 12
( 0 .58 ) 15,207 0 .59 0 .42 3 .55 19
( 6 .40 ) 17,624 0 .58 0 .41 2 .17 28
17 .51 19,161 0 .58 0 .44 1 .71 41
5 .97 17,410 0 .63 0 .48 2 .69 30
5 .97 152,884 0 .48
c
0 .28
c
3 .50
c
5
10 .45 156,206 0 .46 0 .28 3 .25 12
( 0 .42 ) 171,457 0 .44 0 .27 3 .72 19
( 6 .25 ) 222,227 0 .43 0 .26 2 .37 28
17 .67 244,923 0 .43 0 .29 1 .87 41
6 .14 219,016 0 .48 0 .33 2 .84 30
5 .86 125,689 0 .73
c
0 .53
c
3 .23
c
5
10 .20 127,984 0 .71 0 .53 3 .00 12
( 0 .68 ) 133,676 0 .69 0 .52 3 .45 19
( 6 .49 ) 157,609 0 .68 0 .50 2 .11 28
17 .43 200,300 0 .68 0 .54 1 .61 41
5 .88 179,106 0 .73 0 .58 2 .59 30

Financial Highlights
(continued)
See Notes to Financial Statements
34
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.2
Lifecycle 2010
Class I:
11/30/24
#
$ 10 .13 $ 0 .18 $ 0 .42 $ 0 .60 $ — $ — $ — $ 10 .73
5/31/24 9 .55 0 .32 0 .65 0 .97 ( 0 .39 ) — ( 0 .39 ) 10 .13
5/31/23 10 .32 0 .36 ( 0 .42 ) ( 0 .06 ) ( 0 .36 ) ( 0 .35 ) ( 0 .71 ) 9 .55
5/31/22 12 .22 0 .26 ( 0 .93 ) ( 0 .67 ) ( 0 .40 ) ( 0 .83 ) ( 1 .23 ) 10 .32
5/31/21 11 .30 0 .22 1 .71 1 .93 ( 0 .33 ) ( 0 .68 ) ( 1 .01 ) 12 .22
5/31/20 11 .15 0 .19 0 .53 0 .72 ( 0 .30 ) ( 0 .27 ) ( 0 .57 ) 11 .30
Premier Class:
11/30/24
#
10 .08 0 .17 0 .42 0 .59 — — — 10 .67
5/31/24 9 .50 0 .31 0 .65 0 .96 ( 0 .38 ) — ( 0 .38 ) 10 .08
5/31/23 10 .27 0 .34 ( 0 .41 ) ( 0 .07 ) ( 0 .35 ) ( 0 .35 ) ( 0 .70 ) 9 .50
5/31/22 12 .17 0 .25 ( 0 .94 ) ( 0 .69 ) ( 0 .38 ) ( 0 .83 ) ( 1 .21 ) 10 .27
5/31/21 11 .24 0 .20 1 .73 1 .93 ( 0 .32 ) ( 0 .68 ) ( 1 .00 ) 12 .17
5/31/20 11 .11 0 .31 0 .37 0 .68 ( 0 .28 ) ( 0 .27 ) ( 0 .55 ) 11 .24
Class R6:
11/30/24
#
10 .10 0 .18 0 .42 0 .60 — — — 10 .70
5/31/24 9 .53 0 .32 0 .65 0 .97 ( 0 .40 ) — ( 0 .40 ) 10 .10
5/31/23 10 .29 0 .36 ( 0 .41 ) ( 0 .05 ) ( 0 .36 ) ( 0 .35 ) ( 0 .71 ) 9 .53
5/31/22 12 .20 0 .27 ( 0 .94 ) ( 0 .67 ) ( 0 .41 ) ( 0 .83 ) ( 1 .24 ) 10 .29
5/31/21 11 .27 0 .22 1 .73 1 .95 ( 0 .34 ) ( 0 .68 ) ( 1 .02 ) 12 .20
5/31/20 11 .14 0 .32 0 .38 0 .70 ( 0 .30 ) ( 0 .27 ) ( 0 .57 ) 11 .27
Retirement Class:
11/30/24
#
12 .79 0 .21 0 .54 0 .75 — — — 13 .54
5/31/24 11 .96 0 .38 0 .82 1 .20 ( 0 .37 ) — ( 0 .37 ) 12 .79
5/31/23 12 .73 0 .41 ( 0 .50 ) ( 0 .09 ) ( 0 .33 ) ( 0 .35 ) ( 0 .68 ) 11 .96
5/31/22 14 .80 0 .30 ( 1 .17 ) ( 0 .87 ) ( 0 .37 ) ( 0 .83 ) ( 1 .20 ) 12 .73
5/31/21 13 .48 0 .23 2 .07 2 .30 ( 0 .30 ) ( 0 .68 ) ( 0 .98 ) 14 .80
5/31/20 13 .22 0 .35 0 .45 0 .80 ( 0 .27 ) ( 0 .27 ) ( 0 .54 ) 13 .48
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are not annualized.
c
Percentage is annualized.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and
the Nuveen Real Property Fund LP.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
35
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5 .92% $ 91 0 .57%
c
0 .39%
c
3 .33%
c
5%
10 .33 157 0 .50 0 .32 3 .25 14
( 0 .42 ) 146 0 .50 0 .32 3 .69 18
( 6 .32 ) 177 0 .48 0 .33 2 .29 21
17 .57 164 0 .49 0 .36 1 .81 38
6 .45 144 0 .56 0 .37 1 .67 28
5 .85 29,841 0 .59
c
0 .41
c
3 .24
c
5
10 .27 34,029 0 .59 0 .41 3 .17 14
( 0 .50 ) 40,794 0 .57 0 .39 3 .53 18
( 6 .45 ) 50,141 0 .56 0 .41 2 .16 21
17 .62 77,845 0 .57 0 .44 1 .70 38
6 .10 73,048 0 .61 0 .48 2 .68 28
5 .94 514,878 0 .44
c
0 .26
c
3 .38
c
5
10 .31 534,127 0 .44 0 .26 3 .30 14
( 0 .23 ) 570,203 0 .42 0 .24 3 .66 18
( 6 .34 ) 700,875 0 .41 0 .26 2 .34 21
17 .75 836,684 0 .42 0 .29 1 .84 38
6 .29 720,990 0 .46 0 .33 2 .85 28
5 .86 221,339 0 .69
c
0 .51
c
3 .12
c
5
10 .11 236,153 0 .69 0 .51 3 .05 14
( 0 .54 ) 245,451 0 .67 0 .49 3 .42 18
( 6 .56 ) 290,686 0 .66 0 .51 2 .09 21
17 .45 368,266 0 .67 0 .54 1 .62 38
6 .02 353,355 0 .71 0 .58 2 .58 28

Financial Highlights
(continued)
See Notes to Financial Statements
36
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.3
Lifecycle 2015
Class I:
11/30/24
#
$ 9 .06 $ 0 .16 $ 0 .38 $ 0 .54 $ — $ — $ — $ 9 .60
5/31/24 8 .49 0 .29 0 .61 0 .90 ( 0 .33 ) — ( 0 .33 ) 9 .06
5/31/23 9 .17 0 .30 ( 0 .37 ) ( 0 .07 ) ( 0 .27 ) ( 0 .34 ) ( 0 .61 ) 8 .49
5/31/22 10 .81 0 .22 ( 0 .86 ) ( 0 .64 ) ( 0 .35 ) ( 0 .65 ) ( 1 .00 ) 9 .17
5/31/21 9 .61 0 .18 1 .67 1 .85 ( 0 .29 ) ( 0 .36 ) ( 0 .65 ) 10 .81
5/31/20 9 .45 0 .26 0 .34 0 .60 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 9 .61
Premier Class:
11/30/24
#
9 .02 0 .15 0 .39 0 .54 — — — 9 .56
5/31/24 8 .46 0 .27 0 .61 0 .88 ( 0 .32 ) — ( 0 .32 ) 9 .02
5/31/23 9 .14 0 .30 ( 0 .37 ) ( 0 .07 ) ( 0 .27 ) ( 0 .34 ) ( 0 .61 ) 8 .46
5/31/22 10 .76 0 .21 ( 0 .84 ) ( 0 .63 ) ( 0 .34 ) ( 0 .65 ) ( 0 .99 ) 9 .14
5/31/21 9 .57 0 .17 1 .66 1 .83 ( 0 .28 ) ( 0 .36 ) ( 0 .64 ) 10 .76
5/31/20 9 .41 0 .25 0 .33 0 .58 ( 0 .24 ) ( 0 .18 ) ( 0 .42 ) 9 .57
Class R6:
11/30/24
#
9 .07 0 .16 0 .39 0 .55 — — — 9 .62
5/31/24 8 .50 0 .28 0 .62 0 .90 ( 0 .33 ) — ( 0 .33 ) 9 .07
5/31/23 9 .18 0 .31 ( 0 .37 ) ( 0 .06 ) ( 0 .28 ) ( 0 .34 ) ( 0 .62 ) 8 .50
5/31/22 10 .81 0 .23 ( 0 .85 ) ( 0 .62 ) ( 0 .36 ) ( 0 .65 ) ( 1 .01 ) 9 .18
5/31/21 9 .62 0 .19 1 .66 1 .85 ( 0 .30 ) ( 0 .36 ) ( 0 .66 ) 10 .81
5/31/20 9 .45 0 .27 0 .34 0 .61 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 9 .62
Retirement Class:
11/30/24
#
12 .17 0 .20 0 .52 0 .72 — — — 12 .89
5/31/24 11 .30 0 .35 0 .83 1 .18 ( 0 .31 ) — ( 0 .31 ) 12 .17
5/31/23 11 .99 0 .38 ( 0 .48 ) ( 0 .10 ) ( 0 .25 ) ( 0 .34 ) ( 0 .59 ) 11 .30
5/31/22 13 .82 0 .27 ( 1 .12 ) ( 0 .85 ) ( 0 .33 ) ( 0 .65 ) ( 0 .98 ) 11 .99
5/31/21 12 .13 0 .21 2 .11 2 .32 ( 0 .27 ) ( 0 .36 ) ( 0 .63 ) 13 .82
5/31/20 11 .82 0 .31 0 .41 0 .72 ( 0 .23 ) ( 0 .18 ) ( 0 .41 ) 12 .13
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are not annualized.
c
Percentage is annualized.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and
the Nuveen Real Property Fund LP.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
37
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5 .96% $ 274 0 .58%
c
0 .43%
c
3 .36%
c
5%
10 .74 355 0 .47 0 .28 3 .26 13
( 0 .52 ) 381 0 .53 0 .38 3 .49 18
( 6 .61 ) 390 0 .52 0 .38 2 .15 20
19 .60 255 0 .52 0 .39 1 .75 36
6 .29 185 0 .55 0 .39 2 .66 26
5 .99 42,921 0 .58
c
0 .43
c
3 .26
c
5
10 .56 42,131 0 .58 0 .39 3 .11 13
( 0 .57 ) 56,724 0 .57 0 .42 3 .48 18
( 6 .54 ) 71,144 0 .56 0 .42 2 .06 20
19 .47 116,117 0 .57 0 .44 1 .67 36
6 .14 107,025 0 .61 0 .49 2 .61 26
6 .06 731,473 0 .43
c
0 .28
c
3 .48
c
5
10 .82 782,265 0 .43 0 .24 3 .25 13
( 0 .39 ) 831,507 0 .42 0 .27 3 .61 18
( 6 .43 ) 1,005,382 0 .41 0 .27 2 .25 20
19 .56 1,217,691 0 .42 0 .29 1 .83 36
6 .43 1,088,594 0 .46 0 .34 2 .80 26
5 .92 314,553 0 .68
c
0 .53
c
3 .21
c
5
10 .52 333,364 0 .68 0 .49 2 .99 13
( 0 .66 ) 339,003 0 .67 0 .52 3 .36 18
( 6 .73 ) 393,955 0 .66 0 .52 2 .01 20
19 .34 500,838 0 .67 0 .54 1 .60 36
6 .06 492,656 0 .71 0 .59 2 .54 26

Financial Highlights
(continued)
See Notes to Financial Statements
38
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.4
Lifecycle 2020
Class I:
11/30/24
#
$ 9 .45 $ 0 .14 $ 0 .45 $ 0 .59 $ — $ — $ — $ 10 .04
5/31/24 8 .77 0 .28 0 .73 1 .01 ( 0 .33 ) — ( 0 .33 ) 9 .45
5/31/23 9 .47 0 .30 ( 0 .35 ) ( 0 .05 ) ( 0 .27 ) ( 0 .38 ) ( 0 .65 ) 8 .77
5/31/22 11 .25 0 .21 ( 0 .90 ) ( 0 .69 ) ( 0 .37 ) ( 0 .72 ) ( 1 .09 ) 9 .47
5/31/21 9 .89 0 .14 1 .94 2 .08 ( 0 .31 ) ( 0 .41 ) ( 0 .72 ) 11 .25
5/31/20 9 .73 0 .26 0 .38 0 .64 ( 0 .25 ) ( 0 .23 ) ( 0 .48 ) 9 .89
Premier Class:
11/30/24
#
9 .44 0 .15 0 .44 0 .59 — — — 10 .03
5/31/24 8 .75 0 .27 0 .74 1 .01 ( 0 .32 ) — ( 0 .32 ) 9 .44
5/31/23 9 .45 0 .29 ( 0 .35 ) ( 0 .06 ) ( 0 .26 ) ( 0 .38 ) ( 0 .64 ) 8 .75
5/31/22 11 .23 0 .21 ( 0 .92 ) ( 0 .71 ) ( 0 .35 ) ( 0 .72 ) ( 1 .07 ) 9 .45
5/31/21 9 .87 0 .18 1 .89 2 .07 ( 0 .30 ) ( 0 .41 ) ( 0 .71 ) 11 .23
5/31/20 9 .70 0 .25 0 .38 0 .63 ( 0 .23 ) ( 0 .23 ) ( 0 .46 ) 9 .87
Class R6:
11/30/24
#
9 .46 0 .16 0 .44 0 .60 — — — 10 .06
5/31/24 8 .77 0 .28 0 .74 1 .02 ( 0 .33 ) — ( 0 .33 ) 9 .46
5/31/23 9 .48 0 .31 ( 0 .37 ) ( 0 .06 ) ( 0 .27 ) ( 0 .38 ) ( 0 .65 ) 8 .77
5/31/22 11 .26 0 .23 ( 0 .91 ) ( 0 .68 ) ( 0 .38 ) ( 0 .72 ) ( 1 .10 ) 9 .48
5/31/21 9 .89 0 .20 1 .90 2 .10 ( 0 .32 ) ( 0 .41 ) ( 0 .73 ) 11 .26
5/31/20 9 .73 0 .27 0 .37 0 .64 ( 0 .25 ) ( 0 .23 ) ( 0 .48 ) 9 .89
Retirement Class:
11/30/24
#
13 .12 0 .21 0 .60 0 .81 — — — 13 .93
5/31/24 12 .05 0 .36 1 .01 1 .37 ( 0 .30 ) — ( 0 .30 ) 13 .12
5/31/23 12 .75 0 .39 ( 0 .47 ) ( 0 .08 ) ( 0 .24 ) ( 0 .38 ) ( 0 .62 ) 12 .05
5/31/22 14 .78 0 .27 ( 1 .24 ) ( 0 .97 ) ( 0 .34 ) ( 0 .72 ) ( 1 .06 ) 12 .75
5/31/21 12 .79 0 .22 2 .46 2 .68 ( 0 .28 ) ( 0 .41 ) ( 0 .69 ) 14 .78
5/31/20 12 .45 0 .32 0 .47 0 .79 ( 0 .22 ) ( 0 .23 ) ( 0 .45 ) 12 .79
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are not annualized.
c
Percentage is annualized.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and
the Nuveen Real Property Fund LP.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
39
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
6 .24% $ 421 0 .53%
c
0 .38%
c
2 .88%
c
4%
11 .65 520 0 .51 0 .35 3 .10 12
( 0 .32 ) 695 0 .50 0 .36 3 .33 18
( 6 .93 ) 498 0 .46 0 .32 1 .91 22
21 .43 726 0 .48 0 .35 1 .26 38
6 .42 352 0 .51 0 .39 2 .61 26
6 .25 87,185 0 .58
c
0 .43
c
3 .10
c
4
11 .68 93,230 0 .58 0 .41 2 .97 12
( 0 .42 ) 141,676 0 .57 0 .42 3 .31 18
( 7 .06 ) 165,761 0 .55 0 .42 1 .96 22
21 .37 252,876 0 .57 0 .45 1 .66 38
6 .35 249,364 0 .62 0 .50 2 .53 26
6 .34 1,692,630 0 .43
c
0 .28
c
3 .26
c
4
11 .86 1,821,625 0 .43 0 .26 3 .11 12
( 0 .36 ) 1,921,359 0 .41 0 .27 3 .45 18
( 6 .86 ) 2,303,415 0 .40 0 .27 2 .15 22
21 .61 2,712,681 0 .42 0 .29 1 .82 38
6 .43 2,374,405 0 .47 0 .35 2 .75 26
6 .17 548,078 0 .67
c
0 .53
c
3 .01
c
4
11 .50 599,239 0 .68 0 .51 2 .86 12
( 0 .47 ) 642,436 0 .67 0 .52 3 .21 18
( 7 .17 ) 764,245 0 .65 0 .52 1 .89 22
21 .27 993,670 0 .67 0 .55 1 .59 38
6 .21 947,495 0 .72 0 .60 2 .50 26

Financial Highlights
(continued)
See Notes to Financial Statements
40
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.5
Lifecycle 2025
Class I:
11/30/24
#
$ 9 .94 $ 0 .15 $ 0 .50 $ 0 .65 $ — $ — $ — $ 10 .59
5/31/24 9 .09 0 .28 0 .88 1 .16 ( 0 .31 ) — ( 0 .31 ) 9 .94
5/31/23 9 .85 0 .27 ( 0 .31 ) ( 0 .04 ) ( 0 .26 ) ( 0 .46 ) ( 0 .72 ) 9 .09
5/31/22 11 .75 0 .22 ( 0 .98 ) ( 0 .76 ) ( 0 .38 ) ( 0 .76 ) ( 1 .14 ) 9 .85
5/31/21 10 .03 0 .15 2 .31 2 .46 ( 0 .31 ) ( 0 .43 ) ( 0 .74 ) 11 .75
5/31/20 9 .88 0 .27 0 .39 0 .66 ( 0 .24 ) ( 0 .27 ) ( 0 .51 ) 10 .03
Premier Class:
11/30/24
#
9 .89 0 .15 0 .50 0 .65 — — — 10 .54
5/31/24 9 .05 0 .26 0 .89 1 .15 ( 0 .31 ) — ( 0 .31 ) 9 .89
5/31/23 9 .80 0 .28 ( 0 .32 ) ( 0 .04 ) ( 0 .25 ) ( 0 .46 ) ( 0 .71 ) 9 .05
5/31/22 11 .70 0 .21 ( 0 .98 ) ( 0 .77 ) ( 0 .37 ) ( 0 .76 ) ( 1 .13 ) 9 .80
5/31/21 9 .99 0 .18 2 .25 2 .43 ( 0 .29 ) ( 0 .43 ) ( 0 .72 ) 11 .70
5/31/20 9 .84 0 .24 0 .40 0 .64 ( 0 .22 ) ( 0 .27 ) ( 0 .49 ) 9 .99
Class R6:
11/30/24
#
9 .95 0 .15 0 .50 0 .65 — — — 10 .60
5/31/24 9 .09 0 .28 0 .90 1 .18 ( 0 .32 ) — ( 0 .32 ) 9 .95
5/31/23 9 .85 0 .30 ( 0 .34 ) ( 0 .04 ) ( 0 .26 ) ( 0 .46 ) ( 0 .72 ) 9 .09
5/31/22 11 .76 0 .23 ( 0 .99 ) ( 0 .76 ) ( 0 .39 ) ( 0 .76 ) ( 1 .15 ) 9 .85
5/31/21 10 .04 0 .19 2 .27 2 .46 ( 0 .31 ) ( 0 .43 ) ( 0 .74 ) 11 .76
5/31/20 9 .89 0 .27 0 .40 0 .67 ( 0 .25 ) ( 0 .27 ) ( 0 .52 ) 10 .04
Retirement Class:
11/30/24
#
14 .01 0 .20 0 .70 0 .90 — — — 14 .91
5/31/24 12 .69 0 .36 1 .25 1 .61 ( 0 .29 ) — ( 0 .29 ) 14 .01
5/31/23 13 .44 0 .38 ( 0 .44 ) ( 0 .06 ) ( 0 .23 ) ( 0 .46 ) ( 0 .69 ) 12 .69
5/31/22 15 .63 0 .26 ( 1 .35 ) ( 1 .09 ) ( 0 .34 ) ( 0 .76 ) ( 1 .10 ) 13 .44
5/31/21 13 .14 0 .22 2 .97 3 .19 ( 0 .27 ) ( 0 .43 ) ( 0 .70 ) 15 .63
5/31/20 12 .79 0 .32 0 .51 0 .83 ( 0 .21 ) ( 0 .27 ) ( 0 .48 ) 13 .14
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are not annualized.
c
Percentage is annualized.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and
the Nuveen Real Property Fund LP.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
41
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
6 .54% $ 686 0 .53%
c
0 .39%
c
2 .90%
c
4%
13 .00 773 0 .50 0 .35 2 .92 13
( 0 .21 ) 855 0 .51 0 .36 2 .99 20
( 7 .32 ) 391 0 .48 0 .34 1 .93 25
24 .93 553 0 .49 0 .36 1 .35 40
6 .55 133 0 .54 0 .42 2 .66 28
6 .57 150,695 0 .58
c
0 .44
c
2 .85
c
4
12 .84 161,319 0 .58 0 .43 2 .80 13
( 0 .20 ) 221,273 0 .57 0 .42 3 .09 20
( 7 .44 ) 236,147 0 .55 0 .42 1 .83 25
24 .80 336,773 0 .58 0 .45 1 .59 40
6 .41 295,668 0 .63 0 .51 2 .39 28
6 .53 2,851,689 0 .43
c
0 .29
c
2 .99
c
4
13 .20 2,940,148 0 .43 0 .28 2 .94 13
( 0 .14 ) 2,939,672 0 .42 0 .27 3 .23 20
( 7 .33 ) 3,488,042 0 .40 0 .27 2 .01 25
24 .96 3,909,833 0 .43 0 .30 1 .76 40
6 .59 3,142,487 0 .48 0 .36 2 .66 28
6 .42 742,871 0 .68
c
0 .54
c
2 .76
c
4
12 .79 813,651 0 .68 0 .53 2 .69 13
( 0 .30 ) 845,520 0 .67 0 .52 3 .00 20
( 7 .55 ) 973,393 0 .65 0 .52 1 .75 25
24 .64 1,217,409 0 .68 0 .55 1 .52 40
6 .40 1,103,642 0 .73 0 .61 2 .39 28

Financial Highlights
(continued)
See Notes to Financial Statements
42
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.6
Lifecycle 2030
Class I:
11/30/24
#
$ 10 .25 $ 0 .13 $ 0 .59 $ 0 .72 $ — $ — $ — $ 10 .97
5/31/24 9 .20 0 .25 1 .09 1 .34 ( 0 .29 ) — ( 0 .29 ) 10 .25
5/31/23 9 .97 0 .26 ( 0 .29 ) ( 0 .03 ) ( 0 .23 ) ( 0 .51 ) ( 0 .74 ) 9 .20
5/31/22 12 .01 0 .21 ( 1 .03 ) ( 0 .82 ) ( 0 .39 ) ( 0 .83 ) ( 1 .22 ) 9 .97
5/31/21 10 .01 0 .18 2 .60 2 .78 ( 0 .31 ) ( 0 .47 ) ( 0 .78 ) 12 .01
5/31/20 9 .87 0 .20 0 .47 0 .67 ( 0 .22 ) ( 0 .31 ) ( 0 .53 ) 10 .01
Premier Class:
11/30/24
#
10 .19 0 .13 0 .58 0 .71 — — — 10 .90
5/31/24 9 .14 0 .25 1 .08 1 .33 ( 0 .28 ) — ( 0 .28 ) 10 .19
5/31/23 9 .91 0 .26 ( 0 .30 ) ( 0 .04 ) ( 0 .22 ) ( 0 .51 ) ( 0 .73 ) 9 .14
5/31/22 11 .95 0 .19 ( 1 .02 ) ( 0 .83 ) ( 0 .38 ) ( 0 .83 ) ( 1 .21 ) 9 .91
5/31/21 9 .96 0 .17 2 .59 2 .76 ( 0 .30 ) ( 0 .47 ) ( 0 .77 ) 11 .95
5/31/20 9 .82 0 .23 0 .42 0 .65 ( 0 .20 ) ( 0 .31 ) ( 0 .51 ) 9 .96
Class R6:
11/30/24
#
10 .26 0 .14 0 .58 0 .72 — — — 10 .98
5/31/24 9 .20 0 .26 1 .10 1 .36 ( 0 .30 ) — ( 0 .30 ) 10 .26
5/31/23 9 .97 0 .28 ( 0 .30 ) ( 0 .02 ) ( 0 .24 ) ( 0 .51 ) ( 0 .75 ) 9 .20
5/31/22 12 .01 0 .21 ( 1 .02 ) ( 0 .81 ) ( 0 .40 ) ( 0 .83 ) ( 1 .23 ) 9 .97
5/31/21 10 .01 0 .19 2 .60 2 .79 ( 0 .32 ) ( 0 .47 ) ( 0 .79 ) 12 .01
5/31/20 9 .87 0 .26 0 .42 0 .68 ( 0 .23 ) ( 0 .31 ) ( 0 .54 ) 10 .01
Retirement Class:
11/30/24
#
14 .88 0 .18 0 .84 1 .02 — — — 15 .90
5/31/24 13 .22 0 .34 1 .58 1 .92 ( 0 .26 ) — ( 0 .26 ) 14 .88
5/31/23 13 .98 0 .36 ( 0 .41 ) ( 0 .05 ) ( 0 .20 ) ( 0 .51 ) ( 0 .71 ) 13 .22
5/31/22 16 .36 0 .25 ( 1 .44 ) ( 1 .19 ) ( 0 .36 ) ( 0 .83 ) ( 1 .19 ) 13 .98
5/31/21 13 .39 0 .22 3 .51 3 .73 ( 0 .29 ) ( 0 .47 ) ( 0 .76 ) 16 .36
5/31/20 13 .04 0 .31 0 .54 0 .85 ( 0 .19 ) ( 0 .31 ) ( 0 .50 ) 13 .39
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are not annualized.
c
Percentage is annualized.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and
the Nuveen Real Property Fund LP.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
43
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
7 .02% $ 854 0 .54%
c
0 .39%
c
2 .47%
c
4%
14 .76 853 0 .51 0 .37 2 .57 14
0 .09 597 0 .50 0 .34 2 .77 22
( 7 .71 ) 497 0 .46 0 .31 1 .88 26
28 .41 520 0 .50 0 .37 1 .65 41
6 .65 317 0 .56 0 .44 2 .02 26
6 .97 189,871 0 .58
c
0 .43
c
2 .46
c
4
14 .75 199,927 0 .58 0 .44 2 .56 14
( 0 .01 ) 246,776 0 .57 0 .42 2 .84 22
( 7 .87 ) 265,245 0 .56 0 .41 1 .66 26
28 .35 369,690 0 .58 0 .45 1 .52 41
6 .52 310,511 0 .64 0 .52 2 .26 26
7 .02 3,602,108 0 .43
c
0 .28
c
2 .60
c
4
14 .95 3,630,602 0 .43 0 .29 2 .70 14
0 .15 3,405,403 0 .42 0 .27 2 .97 22
( 7 .66 ) 3,872,654 0 .41 0 .26 1 .86 26
28 .49 4,216,718 0 .43 0 .30 1 .69 41
6 .69 3,244,106 0 .49 0 .37 2 .57 26
6 .85 871,498 0 .68
c
0 .53
c
2 .36
c
4
14 .66 921,422 0 .68 0 .54 2 .45 14
( 0 .10 ) 899,081 0 .67 0 .52 2 .74 22
( 7 .94 ) 1,008,369 0 .66 0 .51 1 .60 26
28 .25 1,254,456 0 .68 0 .55 1 .46 41
6 .42 1,064,906 0 .74 0 .62 2 .29 26

Financial Highlights
(continued)
See Notes to Financial Statements
44
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.7
Lifecycle 2035
Class I:
11/30/24
#
$ 10 .63 $ 0 .12 $ 0 .66 $ 0 .78 $ — $ — $ — $ 11 .41
5/31/24 9 .33 0 .23 1 .34 1 .57 ( 0 .27 ) — ( 0 .27 ) 10 .63
5/31/23 10 .12 0 .24 ( 0 .23 ) 0 .01 ( 0 .21 ) ( 0 .59 ) ( 0 .80 ) 9 .33
5/31/22 12 .35 0 .19 ( 1 .07 ) ( 0 .88 ) ( 0 .41 ) ( 0 .94 ) ( 1 .35 ) 10 .12
5/31/21 10 .06 0 .18 2 .96 3 .14 ( 0 .31 ) ( 0 .54 ) ( 0 .85 ) 12 .35
5/31/20 9 .96 0 .28 0 .40 0 .68 ( 0 .22 ) ( 0 .36 ) ( 0 .58 ) 10 .06
Premier Class:
11/30/24
#
10 .61 0 .11 0 .67 0 .78 — — — 11 .39
5/31/24 9 .31 0 .23 1 .33 1 .56 ( 0 .26 ) — ( 0 .26 ) 10 .61
5/31/23 10 .10 0 .24 ( 0 .24 ) — ( 0 .20 ) ( 0 .59 ) ( 0 .79 ) 9 .31
5/31/22 12 .33 0 .18 ( 1 .07 ) ( 0 .89 ) ( 0 .40 ) ( 0 .94 ) ( 1 .34 ) 10 .10
5/31/21 10 .04 0 .17 2 .96 3 .13 ( 0 .30 ) ( 0 .54 ) ( 0 .84 ) 12 .33
5/31/20 9 .93 0 .22 0 .45 0 .67 ( 0 .20 ) ( 0 .36 ) ( 0 .56 ) 10 .04
Class R6:
11/30/24
#
10 .65 0 .12 0 .67 0 .79 — — — 11 .44
5/31/24 9 .35 0 .24 1 .34 1 .58 ( 0 .28 ) — ( 0 .28 ) 10 .65
5/31/23 10 .13 0 .25 ( 0 .22 ) 0 .03 ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 9 .35
5/31/22 12 .37 0 .20 ( 1 .08 ) ( 0 .88 ) ( 0 .42 ) ( 0 .94 ) ( 1 .36 ) 10 .13
5/31/21 10 .07 0 .19 2 .97 3 .16 ( 0 .32 ) ( 0 .54 ) ( 0 .86 ) 12 .37
5/31/20 9 .97 0 .25 0 .44 0 .69 ( 0 .23 ) ( 0 .36 ) ( 0 .59 ) 10 .07
Retirement Class:
11/30/24
#
15 .95 0 .16 1 .01 1 .17 — — — 17 .12
5/31/24 13 .88 0 .33 1 .98 2 .31 ( 0 .24 ) — ( 0 .24 ) 15 .95
5/31/23 14 .63 0 .34 ( 0 .32 ) 0 .02 ( 0 .18 ) ( 0 .59 ) ( 0 .77 ) 13 .88
5/31/22 17 .27 0 .24 ( 1 .56 ) ( 1 .32 ) ( 0 .38 ) ( 0 .94 ) ( 1 .32 ) 14 .63
5/31/21 13 .78 0 .22 4 .09 4 .31 ( 0 .28 ) ( 0 .54 ) ( 0 .82 ) 17 .27
5/31/20 13 .44 0 .31 0 .58 0 .89 ( 0 .19 ) ( 0 .36 ) ( 0 .55 ) 13 .78
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are not annualized.
c
Percentage is annualized.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and
the Nuveen Real Property Fund LP.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
45
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
7 .34% $ 938 0 .54%
c
0 .38%
c
2 .09%
c
5%
17 .03 918 0 .54 0 .38 2 .35 14
0 .46 597 0 .52 0 .36 2 .58 25
( 8 .20 ) 447 0 .49 0 .34 1 .64 27
32 .02 472 0 .52 0 .39 1 .56 44
6 .64 363 0 .58 0 .46 2 .74 23
7 .35 205,185 0 .58
c
0 .42
c
2 .07
c
5
16 .98 215,181 0 .59 0 .43 2 .29 14
0 .39 264,692 0 .58 0 .41 2 .55 25
( 8 .29 ) 277,894 0 .56 0 .40 1 .52 27
31 .99 396,128 0 .59 0 .45 1 .46 44
6 .59 324,978 0 .65 0 .53 2 .14 23
7 .42 4,009,936 0 .43
c
0 .27
c
2 .21
c
5
17 .10 3,987,848 0 .44 0 .28 2 .46 14
0 .66 3,634,034 0 .43 0 .26 2 .68 25
( 8 .19 ) 4,103,430 0 .41 0 .25 1 .72 27
32 .19 4,468,950 0 .44 0 .30 1 .63 44
6 .67 3,369,098 0 .50 0 .38 2 .48 23
7 .34 872,647 0 .68
c
0 .52
c
1 .97
c
5
16 .78 910,652 0 .69 0 .53 2 .19 14
0 .38 853,592 0 .68 0 .51 2 .46 25
( 8 .42 ) 923,818 0 .66 0 .50 1 .46 27
31 .86 1,157,175 0 .69 0 .55 1 .40 44
6 .48 978,160 0 .75 0 .63 2 .21 23

Financial Highlights
(continued)
See Notes to Financial Statements
46
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.8
Lifecycle 2040
Class I:
11/30/24
#
$ 10 .89 $ 0 .09 $ 0 .77 $ 0 .86 $ — $ — $ — $ 11 .75
5/31/24 9 .34 0 .21 1 .59 1 .80 ( 0 .25 ) — ( 0 .25 ) 10 .89
5/31/23 10 .11 0 .21 ( 0 .15 ) 0 .06 ( 0 .18 ) ( 0 .65 ) ( 0 .83 ) 9 .34
5/31/22 12 .51 0 .18 ( 1 .10 ) ( 0 .92 ) ( 0 .43 ) ( 1 .05 ) ( 1 .48 ) 10 .11
5/31/21 9 .98 0 .17 3 .30 3 .47 ( 0 .32 ) ( 0 .62 ) ( 0 .94 ) 12 .51
5/31/20 9 .90 0 .23 0 .47 0 .70 ( 0 .20 ) ( 0 .42 ) ( 0 .62 ) 9 .98
Premier Class:
11/30/24
#
10 .86 0 .09 0 .77 0 .86 — — — 11 .72
5/31/24 9 .32 0 .20 1 .58 1 .78 ( 0 .24 ) — ( 0 .24 ) 10 .86
5/31/23 10 .09 0 .21 ( 0 .16 ) 0 .05 ( 0 .17 ) ( 0 .65 ) ( 0 .82 ) 9 .32
5/31/22 12 .48 0 .17 ( 1 .09 ) ( 0 .92 ) ( 0 .42 ) ( 1 .05 ) ( 1 .47 ) 10 .09
5/31/21 9 .95 0 .15 3 .31 3 .46 ( 0 .31 ) ( 0 .62 ) ( 0 .93 ) 12 .48
5/31/20 9 .87 0 .20 0 .48 0 .68 ( 0 .18 ) ( 0 .42 ) ( 0 .60 ) 9 .95
Class R6:
11/30/24
#
10 .90 0 .10 0 .78 0 .88 — — — 11 .78
5/31/24 9 .35 0 .22 1 .59 1 .81 ( 0 .26 ) — ( 0 .26 ) 10 .90
5/31/23 10 .12 0 .23 ( 0 .17 ) 0 .06 ( 0 .18 ) ( 0 .65 ) ( 0 .83 ) 9 .35
5/31/22 12 .52 0 .19 ( 1 .10 ) ( 0 .91 ) ( 0 .44 ) ( 1 .05 ) ( 1 .49 ) 10 .12
5/31/21 9 .99 0 .18 3 .30 3 .48 ( 0 .33 ) ( 0 .62 ) ( 0 .95 ) 12 .52
5/31/20 9 .91 0 .24 0 .46 0 .70 ( 0 .20 ) ( 0 .42 ) ( 0 .62 ) 9 .99
Retirement Class:
11/30/24
#
17 .01 0 .13 1 .21 1 .34 — — — 18 .35
5/31/24 14 .46 0 .30 2 .47 2 .77 ( 0 .22 ) — ( 0 .22 ) 17 .01
5/31/23 15 .18 0 .32 ( 0 .25 ) 0 .07 ( 0 .14 ) ( 0 .65 ) ( 0 .79 ) 14 .46
5/31/22 18 .04 0 .24 ( 1 .66 ) ( 1 .42 ) ( 0 .39 ) ( 1 .05 ) ( 1 .44 ) 15 .18
5/31/21 14 .05 0 .21 4 .69 4 .90 ( 0 .29 ) ( 0 .62 ) ( 0 .91 ) 18 .04
5/31/20 13 .71 0 .30 0 .62 0 .92 ( 0 .16 ) ( 0 .42 ) ( 0 .58 ) 14 .05
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are not annualized.
c
Percentage is annualized.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and
the Nuveen Real Property Fund LP.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
47
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
7 .90% $ 576 0 .55%
c
0 .37%
c
1 .58%
c
5%
19 .49 591 0 .54 0 .36 2 .07 13
1 .04 367 0 .52 0 .33 2 .27 26
( 8 .55 ) 239 0 .48 0 .31 1 .53 29
35 .84 305 0 .51 0 .37 1 .48 46
6 .70 204 0 .57 0 .45 2 .27 23
7 .92 233,328 0 .59
c
0 .41
c
1 .56
c
5
19 .32 249,804 0 .59 0 .42 2 .00 13
0 .94 305,164 0 .58 0 .40 2 .28 26
( 8 .57 ) 314,758 0 .56 0 .39 1 .44 29
35 .81 441,951 0 .59 0 .45 1 .36 46
6 .55 372,625 0 .66 0 .54 1 .97 23
8 .07 4,955,169 0 .44
c
0 .26
c
1 .70
c
5
19 .56 4,859,805 0 .44 0 .27 2 .17 13
1 .11 4,401,861 0 .43 0 .25 2 .42 26
( 8 .47 ) 4,851,096 0 .41 0 .24 1 .61 29
35 .87 5,311,332 0 .44 0 .29 1 .54 46
6 .74 3,930,425 0 .51 0 .39 2 .36 23
7 .88 1,020,704 0 .69
c
0 .51
c
1 .46
c
5
19 .27 1,057,099 0 .69 0 .52 1 .90 13
0 .79 991,507 0 .68 0 .50 2 .20 26
( 8 .67 ) 1,085,996 0 .66 0 .49 1 .36 29
35 .59 1,391,417 0 .69 0 .55 1 .31 46
6 .51 1,161,770 0 .76 0 .64 2 .08 23

Financial Highlights
(continued)
See Notes to Financial Statements
48
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.9
Lifecycle 2045
Class I:
11/30/24
#
$ 13 .86 $ 0 .09 $ 1 .06 $ 1 .15 $ — $ — $ — $ 15 .01
5/31/24 11 .69 0 .24 2 .19 2 .43 ( 0 .26 ) — ( 0 .26 ) 13 .86
5/31/23 12 .61 0 .19 ( 0 .12 ) 0 .07 ( 0 .19 ) ( 0 .80 ) ( 0 .99 ) 11 .69
5/31/22 15 .57 0 .23 ( 1 .40 ) ( 1 .17 ) ( 0 .52 ) ( 1 .27 ) ( 1 .79 ) 12 .61
5/31/21 11 .99 0 .22 4 .41 4 .63 ( 0 .35 ) ( 0 .70 ) ( 1 .05 ) 15 .57
5/31/20 11 .89 0 .27 0 .57 0 .84 ( 0 .22 ) ( 0 .52 ) ( 0 .74 ) 11 .99
Premier Class:
11/30/24
#
13 .79 0 .09 1 .05 1 .14 — — — 14 .93
5/31/24 11 .62 0 .23 2 .19 2 .42 ( 0 .25 ) — ( 0 .25 ) 13 .79
5/31/23 12 .54 0 .24 ( 0 .18 ) 0 .06 ( 0 .18 ) ( 0 .80 ) ( 0 .98 ) 11 .62
5/31/22 15 .49 0 .20 ( 1 .38 ) ( 1 .18 ) ( 0 .50 ) ( 1 .27 ) ( 1 .77 ) 12 .54
5/31/21 11 .93 0 .18 4 .42 4 .60 ( 0 .34 ) ( 0 .70 ) ( 1 .04 ) 15 .49
5/31/20 11 .83 0 .22 0 .59 0 .81 ( 0 .19 ) ( 0 .52 ) ( 0 .71 ) 11 .93
Class R6:
11/30/24
#
13 .87 0 .10 1 .06 1 .16 — — — 15 .03
5/31/24 11 .69 0 .25 2 .20 2 .45 ( 0 .27 ) — ( 0 .27 ) 13 .87
5/31/23 12 .61 0 .26 ( 0 .18 ) 0 .08 ( 0 .20 ) ( 0 .80 ) ( 1 .00 ) 11 .69
5/31/22 15 .57 0 .22 ( 1 .38 ) ( 1 .16 ) ( 0 .53 ) ( 1 .27 ) ( 1 .80 ) 12 .61
5/31/21 11 .98 0 .20 4 .45 4 .65 ( 0 .36 ) ( 0 .70 ) ( 1 .06 ) 15 .57
5/31/20 11 .89 0 .28 0 .55 0 .83 ( 0 .22 ) ( 0 .52 ) ( 0 .74 ) 11 .98
Retirement Class:
11/30/24
#
13 .72 0 .08 1 .04 1 .12 — — — 14 .84
5/31/24 11 .57 0 .21 2 .18 2 .39 ( 0 .24 ) — ( 0 .24 ) 13 .72
5/31/23 12 .48 0 .23 ( 0 .18 ) 0 .05 ( 0 .16 ) ( 0 .80 ) ( 0 .96 ) 11 .57
5/31/22 15 .43 0 .18 ( 1 .37 ) ( 1 .19 ) ( 0 .49 ) ( 1 .27 ) ( 1 .76 ) 12 .48
5/31/21 11 .89 0 .17 4 .39 4 .56 ( 0 .32 ) ( 0 .70 ) ( 1 .02 ) 15 .43
5/31/20 11 .80 0 .24 0 .56 0 .80 ( 0 .19 ) ( 0 .52 ) ( 0 .71 ) 11 .89
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are not annualized.
c
Percentage is annualized.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and
the Nuveen Real Property Fund LP.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
49
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
8 .30% $ 799 0 .55%
c
0 .36%
c
1 .25%
c
5%
21 .04 838 0 .54 0 .36 1 .86 14
1 .03 565 0 .52 0 .33 1 .67 27
( 8 .67 ) 168 0 .45 0 .27 1 .55 29
39 .64 153 0 .50 0 .35 1 .57 46
6 .66 155 0 .56 0 .44 2 .23 19
8 .27 177,056 0 .59
c
0 .41
c
1 .22
c
5
21 .06 186,993 0 .60 0 .42 1 .78 14
0 .92 225,586 0 .58 0 .40 2 .06 27
( 8 .77 ) 224,448 0 .56 0 .38 1 .34 29
39 .52 309,234 0 .59 0 .45 1 .26 46
6 .50 234,573 0 .67 0 .55 1 .81 19
8 .36 3,706,750 0 .44
c
0 .26
c
1 .36
c
5
21 .22 3,613,760 0 .45 0 .27 1 .96 14
1 .08 3,141,514 0 .43 0 .25 2 .19 27
( 8 .63 ) 3,351,968 0 .41 0 .23 1 .52 29
39 .80 3,557,269 0 .44 0 .30 1 .44 46
6 .60 2,441,105 0 .52 0 .40 2 .25 19
8 .16 623,244 0 .69
c
0 .51
c
1 .12
c
5
20 .88 645,652 0 .70 0 .52 1 .69 14
0 .90 581,879 0 .68 0 .50 1 .97 27
( 8 .89 ) 613,731 0 .66 0 .48 1 .26 29
39 .38 779,894 0 .69 0 .55 1 .21 46
6 .40 621,730 0 .77 0 .65 1 .98 19

Financial Highlights
(continued)
See Notes to Financial Statements
50
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
13.01
Lifecycle 2050
Class I:
11/30/24
#
$ 14 .32 $ 0 .08 $ 1 .13 $ 1 .21 $ — $ — $ — $ 15 .53
5/31/24 11 .98 0 .24 2 .36 2 .60 ( 0 .26 ) — ( 0 .26 ) 14 .32
5/31/23 12 .89 0 .23 ( 0 .16 ) 0 .07 ( 0 .18 ) ( 0 .80 ) ( 0 .98 ) 11 .98
5/31/22 15 .82 0 .13 ( 1 .34 ) ( 1 .21 ) ( 0 .53 ) ( 1 .19 ) ( 1 .72 ) 12 .89
5/31/21 12 .04 0 .14 4 .63 4 .77 ( 0 .36 ) ( 0 .63 ) ( 0 .99 ) 15 .82
5/31/20 11 .95 0 .28 0 .54 0 .82 ( 0 .22 ) ( 0 .51 ) ( 0 .73 ) 12 .04
Premier Class:
11/30/24
#
14 .25 0 .08 1 .12 1 .20 — — — 15 .45
5/31/24 11 .91 0 .22 2 .36 2 .58 ( 0 .24 ) — ( 0 .24 ) 14 .25
5/31/23 12 .83 0 .23 ( 0 .18 ) 0 .05 ( 0 .17 ) ( 0 .80 ) ( 0 .97 ) 11 .91
5/31/22 15 .76 0 .20 ( 1 .42 ) ( 1 .22 ) ( 0 .52 ) ( 1 .19 ) ( 1 .71 ) 12 .83
5/31/21 12 .00 0 .18 4 .55 4 .73 ( 0 .34 ) ( 0 .63 ) ( 0 .97 ) 15 .76
5/31/20 11 .89 0 .22 0 .59 0 .81 ( 0 .19 ) ( 0 .51 ) ( 0 .70 ) 12 .00
Class R6:
11/30/24
#
14 .31 0 .09 1 .13 1 .22 — — — 15 .53
5/31/24 11 .97 0 .24 2 .37 2 .61 ( 0 .27 ) — ( 0 .27 ) 14 .31
5/31/23 12 .89 0 .25 ( 0 .18 ) 0 .07 ( 0 .19 ) ( 0 .80 ) ( 0 .99 ) 11 .97
5/31/22 15 .83 0 .22 ( 1 .42 ) ( 1 .20 ) ( 0 .55 ) ( 1 .19 ) ( 1 .74 ) 12 .89
5/31/21 12 .05 0 .20 4 .57 4 .77 ( 0 .36 ) ( 0 .63 ) ( 0 .99 ) 15 .83
5/31/20 11 .94 0 .28 0 .56 0 .84 ( 0 .22 ) ( 0 .51 ) ( 0 .73 ) 12 .05
Retirement Class:
11/30/24
#
14 .16 0 .07 1 .11 1 .18 — — — 15 .34
5/31/24 11 .84 0 .21 2 .34 2 .55 ( 0 .23 ) — ( 0 .23 ) 14 .16
5/31/23 12 .76 0 .22 ( 0 .18 ) 0 .04 ( 0 .16 ) ( 0 .80 ) ( 0 .96 ) 11 .84
5/31/22 15 .68 0 .18 ( 1 .40 ) ( 1 .22 ) ( 0 .51 ) ( 1 .19 ) ( 1 .70 ) 12 .76
5/31/21 11 .94 0 .17 4 .53 4 .70 ( 0 .33 ) ( 0 .63 ) ( 0 .96 ) 15 .68
5/31/20 11 .85 0 .24 0 .55 0 .79 ( 0 .19 ) ( 0 .51 ) ( 0 .70 ) 11 .94
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are not annualized.
c
Percentage is annualized.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and
the Nuveen Real Property Fund LP.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
51
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
8 .45% $ 435 0 .54%
c
0 .35%
c
1 .13%
c
6%
21 .89 458 0 .52 0 .33 1 .82 15
1 .00 331 0 .50 0 .31 1 .90 26
( 8 .75 ) 580 0 .49 0 .30 0 .93 27
40 .56 395 0 .49 0 .33 0 .96 43
6 .51 118 0 .55 0 .42 2 .22 18
8 .42 127,729 0 .59
c
0 .40
c
1 .06
c
6
21 .90 137,821 0 .60 0 .41 1 .69 15
0 .89 163,684 0 .59 0 .39 1 .97 26
( 8 .86 ) 159,978 0 .56 0 .37 1 .34 27
40 .35 205,713 0 .60 0 .44 1 .25 43
6 .50 152,698 0 .67 0 .55 1 .74 18
8 .53 3,024,027 0 .45
c
0 .25
c
1 .19
c
6
21 .99 2,901,702 0 .45 0 .26 1 .87 15
1 .06 2,485,183 0 .44 0 .24 2 .09 26
( 8 .73 ) 2,529,399 0 .41 0 .22 1 .49 27
40 .55 2,626,383 0 .45 0 .29 1 .43 43
6 .70 1,730,080 0 .52 0 .40 2 .24 18
8 .33 453,832 0 .70
c
0 .50
c
0 .95
c
6
21 .76 465,853 0 .70 0 .51 1 .60 15
0 .79 416,557 0 .69 0 .49 1 .88 26
( 8 .93 ) 439,910 0 .66 0 .47 1 .22 27
40 .27 549,874 0 .70 0 .54 1 .19 43
6 .33 424,505 0 .77 0 .65 1 .95 18

Financial Highlights
(continued)
See Notes to Financial Statements
52
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
13.1
Lifecycle 2055
Class I:
11/30/24
#
$ 16 .99 $ 0 .09 $ 1 .36 $ 1 .45 $ — $ — $ — $ 18 .44
5/31/24 14 .17 0 .27 2 .83 3 .10 ( 0 .28 ) — ( 0 .28 ) 16 .99
5/31/23 15 .17 0 .25 ( 0 .16 ) 0 .09 ( 0 .22 ) ( 0 .87 ) ( 1 .09 ) 14 .17
5/31/22 18 .37 0 .26 ( 1 .69 ) ( 1 .43 ) ( 0 .62 ) ( 1 .15 ) ( 1 .77 ) 15 .17
5/31/21 13 .77 0 .23 5 .30 5 .53 ( 0 .40 ) ( 0 .53 ) ( 0 .93 ) 18 .37
5/31/20 13 .61 0 .31 0 .63 0 .94 ( 0 .25 ) ( 0 .53 ) ( 0 .78 ) 13 .77
Premier Class:
11/30/24
#
16 .92 0 .09 1 .35 1 .44 — — — 18 .36
5/31/24 14 .11 0 .26 2 .82 3 .08 ( 0 .27 ) — ( 0 .27 ) 16 .92
5/31/23 15 .11 0 .27 ( 0 .20 ) 0 .07 ( 0 .20 ) ( 0 .87 ) ( 1 .07 ) 14 .11
5/31/22 18 .30 0 .23 ( 1 .67 ) ( 1 .44 ) ( 0 .60 ) ( 1 .15 ) ( 1 .75 ) 15 .11
5/31/21 13 .72 0 .20 5 .29 5 .49 ( 0 .38 ) ( 0 .53 ) ( 0 .91 ) 18 .30
5/31/20 13 .56 0 .24 0 .67 0 .91 ( 0 .22 ) ( 0 .53 ) ( 0 .75 ) 13 .72
Class R6:
11/30/24
#
17 .00 0 .10 1 .36 1 .46 — — — 18 .46
5/31/24 14 .17 0 .29 2 .83 3 .12 ( 0 .29 ) — ( 0 .29 ) 17 .00
5/31/23 15 .18 0 .29 ( 0 .21 ) 0 .08 ( 0 .22 ) ( 0 .87 ) ( 1 .09 ) 14 .17
5/31/22 18 .38 0 .26 ( 1 .68 ) ( 1 .42 ) ( 0 .63 ) ( 1 .15 ) ( 1 .78 ) 15 .18
5/31/21 13 .77 0 .23 5 .32 5 .55 ( 0 .41 ) ( 0 .53 ) ( 0 .94 ) 18 .38
5/31/20 13 .61 0 .31 0 .63 0 .94 ( 0 .25 ) ( 0 .53 ) ( 0 .78 ) 13 .77
Retirement Class:
11/30/24
#
16 .91 0 .08 1 .34 1 .42 — — — 18 .33
5/31/24 14 .09 0 .24 2 .84 3 .08 ( 0 .26 ) — ( 0 .26 ) 16 .91
5/31/23 15 .10 0 .26 ( 0 .21 ) 0 .05 ( 0 .19 ) ( 0 .87 ) ( 1 .06 ) 14 .09
5/31/22 18 .29 0 .21 ( 1 .67 ) ( 1 .46 ) ( 0 .58 ) ( 1 .15 ) ( 1 .73 ) 15 .10
5/31/21 13 .71 0 .19 5 .29 5 .48 ( 0 .37 ) ( 0 .53 ) ( 0 .90 ) 18 .29
5/31/20 13 .56 0 .27 0 .63 0 .90 ( 0 .22 ) ( 0 .53 ) ( 0 .75 ) 13 .71
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are not annualized.
c
Percentage is annualized.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and
the Nuveen Real Property Fund LP.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
53
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
8 .53% $ 449 0 .55%
c
0 .35%
c
1 .06%
c
8%
22 .11 542 0 .54 0 .34 1 .74 16
1 .11 334 0 .51 0 .31 1 .79 25
( 8 .78 ) 155 0 .45 0 .26 1 .49 26
41 .04 162 0 .50 0 .33 1 .40 41
6 .56 121 0 .56 0 .41 2 .20 18
8 .51 69,680 0 .60
c
0 .40
c
0 .99
c
8
22 .02 71,798 0 .61 0 .41 1 .69 16
0 .99 81,671 0 .59 0 .39 1 .93 25
( 8 .86 ) 76,685 0 .57 0 .37 1 .33 26
40 .88 93,442 0 .60 0 .44 1 .24 41
6 .37 62,637 0 .69 0 .55 1 .68 18
8 .59 1,583,576 0 .45
c
0 .25
c
1 .12
c
8
22 .26 1,472,020 0 .46 0 .26 1 .84 16
1 .08 1,189,521 0 .44 0 .24 2 .05 25
( 8 .73 ) 1,127,411 0 .42 0 .22 1 .47 26
41 .14 1,092,033 0 .47 0 .29 1 .41 41
6 .56 653,177 0 .54 0 .40 2 .24 18
8 .40 218,815 0 .70
c
0 .50
c
0 .89
c
8
22 .02 221,889 0 .71 0 .51 1 .56 16
0 .82 194,120 0 .69 0 .49 1 .85 25
( 8 .97 ) 195,461 0 .67 0 .47 1 .21 26
40 .80 237,666 0 .71 0 .54 1 .18 41
6 .28 181,024 0 .79 0 .65 1 .95 18

Financial Highlights
(continued)
See Notes to Financial Statements
54
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
13.2
Lifecycle 2060
Class I:
11/30/24
#
$ 14 .71 $ 0 .08 $ 1 .17 $ 1 .25 $ — $ — $ — $ 15 .96
5/31/24 12 .21 0 .23 2 .49 2 .72 ( 0 .22 ) ( 0 .00 )
d
( 0 .22 ) 14 .71
5/31/23 12 .95 0 .22 ( 0 .15 ) 0 .07 ( 0 .18 ) ( 0 .63 ) ( 0 .81 ) 12 .21
5/31/22 15 .35 0 .22 ( 1 .44 ) ( 1 .22 ) ( 0 .52 ) ( 0 .66 ) ( 1 .18 ) 12 .95
5/31/21 11 .35 0 .17 4 .46 4 .63 ( 0 .32 ) ( 0 .31 ) ( 0 .63 ) 15 .35
5/31/20 11 .13 0 .25 0 .51 0 .76 ( 0 .20 ) ( 0 .34 ) ( 0 .54 ) 11 .35
Premier Class:
11/30/24
#
14 .68 0 .07 1 .18 1 .25 — — — 15 .93
5/31/24 12 .19 0 .23 2 .47 2 .70 ( 0 .21 ) ( 0 .00 )
d
( 0 .21 ) 14 .68
5/31/23 12 .92 0 .23 ( 0 .16 ) 0 .07 ( 0 .17 ) ( 0 .63 ) ( 0 .80 ) 12 .19
5/31/22 15 .33 0 .20 ( 1 .44 ) ( 1 .24 ) ( 0 .51 ) ( 0 .66 ) ( 1 .17 ) 12 .92
5/31/21 11 .33 0 .17 4 .44 4 .61 ( 0 .30 ) ( 0 .31 ) ( 0 .61 ) 15 .33
5/31/20 11 .11 0 .19 0 .56 0 .75 ( 0 .19 ) ( 0 .34 ) ( 0 .53 ) 11 .33
Class R6:
11/30/24
#
14 .73 0 .08 1 .18 1 .26 — — — 15 .99
5/31/24 12 .23 0 .24 2 .49 2 .73 ( 0 .23 ) ( 0 .00 )
d
( 0 .23 ) 14 .73
5/31/23 12 .96 0 .24 ( 0 .15 ) 0 .09 ( 0 .19 ) ( 0 .63 ) ( 0 .82 ) 12 .23
5/31/22 15 .36 0 .22 ( 1 .43 ) ( 1 .21 ) ( 0 .53 ) ( 0 .66 ) ( 1 .19 ) 12 .96
5/31/21 11 .35 0 .19 4 .45 4 .64 ( 0 .32 ) ( 0 .31 ) ( 0 .63 ) 15 .36
5/31/20 11 .13 0 .25 0 .52 0 .77 ( 0 .21 ) ( 0 .34 ) ( 0 .55 ) 11 .35
Retirement Class:
11/30/24
#
14 .65 0 .06 1 .18 1 .24 — — — 15 .89
5/31/24 12 .17 0 .20 2 .48 2 .68 ( 0 .20 ) ( 0 .00 )
d
( 0 .20 ) 14 .65
5/31/23 12 .90 0 .21 ( 0 .15 ) 0 .06 ( 0 .16 ) ( 0 .63 ) ( 0 .79 ) 12 .17
5/31/22 15 .30 0 .18 ( 1 .43 ) ( 1 .25 ) ( 0 .49 ) ( 0 .66 ) ( 1 .15 ) 12 .90
5/31/21 11 .31 0 .16 4 .43 4 .59 ( 0 .29 ) ( 0 .31 ) ( 0 .60 ) 15 .30
5/31/20 11 .10 0 .22 0 .51 0 .73 ( 0 .18 ) ( 0 .34 ) ( 0 .52 ) 11 .31
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are not annualized.
c
Percentage is annualized.
d
Value rounded to zero.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and
the Nuveen Real Property Fund LP.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
55
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
8 .50% $ 415 0 .57%
c
0 .35%
c
1 .02%
c
7%
22 .46 530 0 .56 0 .35 1 .75 15
1 .02 397 0 .55 0 .31 1 .85 24
( 8 .77 ) 208 0 .51 0 .28 1 .48 26
41 .50 241 0 .54 0 .34 1 .25 40
6 .60 117 0 .66 0 .44 2 .16 22
8 .51 26,979 0 .62
c
0 .40
c
0 .93
c
7
22 .33 26,358 0 .63 0 .41 1 .70 15
1 .01 23,600 0 .62 0 .39 1 .90 24
( 8 .92 ) 19,013 0 .60 0 .37 1 .39 26
41 .44 18,792 0 .64 0 .44 1 .25 40
6 .48 10,846 0 .77 0 .55 1 .68 22
8 .55 715,655 0 .47
c
0 .25
c
1 .04
c
7
22 .51 620,377 0 .48 0 .26 1 .80 15
1 .16 436,209 0 .47 0 .24 2 .00 24
( 8 .71 ) 364,640 0 .45 0 .22 1 .48 26
41 .61 313,864 0 .49 0 .29 1 .39 40
6 .60 155,744 0 .62 0 .39 2 .18 22
8 .46 90,559 0 .72
c
0 .50
c
0 .82
c
7
22 .17 87,446 0 .73 0 .51 1 .51 15
0 .90 67,883 0 .72 0 .49 1 .78 24
( 8 .97 ) 60,036 0 .70 0 .47 1 .22 26
41 .31 63,880 0 .74 0 .54 1 .16 40
6 .32 38,705 0 .87 0 .65 1 .91 22

Financial Highlights
(continued)
See Notes to Financial Statements
56
Financial Highlights
(continued)
e
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
13.3
Lifecycle 2065
Class I:
11/30/24
#
$ 12 .49 $ 0 .09 $ 1 .00 $ 1 .09 $ — $ — $ — $ 13 .58
5/31/24 10 .34 0 .20 2 .14 2 .34 ( 0 .18 ) ( 0 .01 ) ( 0 .19 ) 12 .49
5/31/23 10 .55 0 .20 ( 0 .11 ) 0 .09 ( 0 .15 ) ( 0 .15 ) ( 0 .30 ) 10 .34
5/31/22 12 .44 0 .19 ( 1 .21 ) ( 1 .02 ) ( 0 .55 ) ( 0 .32 ) ( 0 .87 ) 10 .55
5/31/21
*
10 .00 0 .13 2 .60 2 .73 ( 0 .26 ) ( 0 .03 ) ( 0 .29 ) 12 .44
Premier Class:
11/30/24
#
12 .55 0 .06 1 .02 1 .08 — — — 13 .63
5/31/24 10 .39 0 .19 2 .15 2 .34 ( 0 .17 ) ( 0 .01 ) ( 0 .18 ) 12 .55
5/31/23 10 .59 0 .18 ( 0 .10 ) 0 .08 ( 0 .13 ) ( 0 .15 ) ( 0 .28 ) 10 .39
5/31/22 12 .43 0 .13 ( 1 .13 ) ( 1 .00 ) ( 0 .52 ) ( 0 .32 ) ( 0 .84 ) 10 .59
5/31/21
*
10 .00 0 .12 2 .60 2 .72 ( 0 .26 ) ( 0 .03 ) ( 0 .29 ) 12 .43
Class R6:
11/30/24
#
12 .74 0 .06 1 .04 1 .10 — — — 13 .84
5/31/24 10 .53 0 .20 2 .20 2 .40 ( 0 .18 ) ( 0 .01 ) ( 0 .19 ) 12 .74
5/31/23 10 .74 0 .19 ( 0 .09 ) 0 .10 ( 0 .16 ) ( 0 .15 ) ( 0 .31 ) 10 .53
5/31/22 12 .45 0 .17 ( 1 .15 ) ( 0 .98 ) ( 0 .41 ) ( 0 .32 ) ( 0 .73 ) 10 .74
5/31/21
*
10 .00 0 .14 2 .60 2 .74 ( 0 .26 ) ( 0 .03 ) ( 0 .29 ) 12 .45
Retirement Class:
11/30/24
#
12 .72 0 .05 1 .03 1 .08 — — — 13 .80
5/31/24 10 .53 0 .18 2 .18 2 .36 ( 0 .16 ) ( 0 .01 ) ( 0 .17 ) 12 .72
5/31/23 10 .73 0 .17 ( 0 .09 ) 0 .08 ( 0 .13 ) ( 0 .15 ) ( 0 .28 ) 10 .53
5/31/22 12 .42 0 .10 ( 1 .07 ) ( 0 .97 ) ( 0 .40 ) ( 0 .32 ) ( 0 .72 ) 10 .73
5/31/21
*
10 .00 0 .12 2 .58 2 .70 ( 0 .25 ) ( 0 .03 ) ( 0 .28 ) 12 .42
#
Unaudited
*
The Fund commenced operations on September 30, 2020.
a
Based on average shares outstanding.
b
Total returns are not annualized.
c
Percentage is annualized.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and
the Nuveen Real Property Fund LP.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
57
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
8 .73% $ 111 0 .69%
c
0 .25%
c
1 .33%
c
20%
22 .77 687 0 .76 0 .26 1 .79 34
1 .05 541 0 .96 0 .24 2 .04 55
( 8 .96 ) 527 1 .81 0 .23 1 .55 109
27 .62 622 5 .07
c
0 .41
c
1 .70
c
49
8 .61 4,917 0 .83
c
0 .39
c
0 .84
c
20
22 .58 4,320 0 .90 0 .40 1 .68 34
0 .94 2,922 1 .10 0 .38 1 .84 55
( 8 .78 ) 1,784 1 .96 0 .36 1 .11 109
27 .51 726 5 .20
c
0 .41
c
1 .60
c
49
8 .63 93,844 0 .69
c
0 .24
c
0 .95
c
20
22 .85 71,437 0 .75 0 .25 1 .75 34
1 .07 31,199 0 .95 0 .23 1 .85 55
( 8 .52 ) 17,581 1 .80 0 .21 1 .44 109
27 .76 4,818 4 .73
c
0 .26
c
1 .81
c
49
8 .49 18,387 0 .94
c
0 .49
c
0 .70
c
20
22 .46 14,493 1 .00 0 .50 1 .51 34
0 .88 7,460 1 .20 0 .48 1 .71 55
( 8 .46 ) 3,862 2 .06 0 .46 0 .91 109
27 .38 802 5 .33
c
0 .51
c
1 .54
c
49

58
Notes to Financial Statements
(U
naudited)
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940, (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Current Fiscal Period:  The end of the reporting period for the Funds is November 30, 2024, and the period covered by these Notes to
Financial Statements is the six months ended November 30, 2024 (the "current fiscal period").
Investment Adviser: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.
Share Classes and Sales Charges: Each Fund is a "fund of funds" that diversifies its assets by investing in Class W shares of other funds of the Trust and potentially other investment pools or investment products.  The Funds offer Class A (Lifecycle Retirement
Income only), Class I, Premier Class, Class R6 and Retirement Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. A sales charge is imposed on purchases of Class A Shares of Lifecycle
Retirement Income, of less than certain amounts, as set forth in the prospectus. Class A Shares purchases of $1 million or more are sold at NAV without an up-front sales charge buy may be subject to a contingent deferred sales charge ("CDSC") of 1% if redeemed within eighteen months of purchase.  Class I, Premier Class, Class R6 and Retirement Class are sold without an up-front sales charge.  The Funds offer their shares through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value ("NAV") for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Funds pay the members of the Board of Trustees ("Board") all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Fund Name Short Name
Nuveen Lifecycle Retirement Income Fund Lifecycle Retirement Income
Nuveen Lifecycle 2010 Fund Lifecycle 2010
Nuveen Lifecycle 2015 Fund Lifecycle 2015
Nuveen Lifecycle 2020 Fund Lifecycle 2020
Nuveen Lifecycle 2025 Fund Lifecycle 2025
Nuveen Lifecycle 2030 Fund Lifecycle 2030
Nuveen Lifecycle 2035 Fund Lifecycle 2035
Nuveen Lifecycle 2040 Fund Lifecycle 2040
Nuveen Lifecycle 2045 Fund Lifecycle 2045
Nuveen Lifecycle 2050 Fund Lifecycle 2050
Nuveen Lifecycle 2055 Fund Lifecycle 2055
Nuveen Lifecycle 2060 Fund Lifecycle 2060
Nuveen Lifecycle 2065 Fund Lifecycle 2065

59
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds' Portfolio of Investments or Statement of Assets and Liabilities.
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.
New Accounting Pronouncement:  In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment
Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses.
ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management has assessed the new guidance and determined that it will not have a material impact on the financial positions or results of operations of the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:

Notes to Financial Statements
(continued)
60
Exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments in unregistered limited partnerships are measured at fair value as of the valuation date using the NAV per share practical expedient and are not classified within the fair value hierarchy.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle Retirement Income
Registered investment companies $ 396,661,212 $ — $ — $ — $ 396,661,212
Nuveen Real Property Fund LP — — — 17,644,633 17,644,633
Short-term investments — 370,000 — — 370,000
Total $ 396,661,212 $ 370,000 $ — $ 17,644,633 $ 414,675,845
Lifecycle 2010
Registered investment companies $ 747,201,280 $ — $ — $ — $ 747,201,280
Nuveen Real Property Fund LP — — — 18,470,778 18,470,778
Short-term investments — 920,000 — — 920,000
Total $ 747,201,280 $ 920,000 $ — $ 18,470,778 $ 766,592,058
Lifecycle 2015
Registered investment companies $ 1,042,029,837 $ — $ — $ — $ 1,042,029,837
Nuveen Real Property Fund LP — — — 46,352,002 46,352,002
Short-term investments — 1,030,000 — — 1,030,000
Total $ 1,042,029,837 $ 1,030,000 $ — $ 46,352,002 $ 1,089,411,839
Lifecycle 2020
Registered investment companies $ 2,228,389,636 $ — $ — $ — $ 2,228,389,636
Nuveen Real Property Fund LP — — — 99,117,502 99,117,502
Short-term investments — 2,460,000 — — 2,460,000
Total $ 2,228,389,636 $ 2,460,000 $ — $ 99,117,502 $ 2,329,967,138
Lifecycle 2025
Registered investment companies $ 3,582,648,002 $ — $ — $ — $ 3,582,648,002
Nuveen Real Property Fund LP — — — 159,289,890 159,289,890
Short-term investments — 5,720,000 — — 5,720,000
Total $ 3,582,648,002 $ 5,720,000 $ — $ 159,289,890 $ 3,747,657,892
Lifecycle 2030
Registered investment companies $ 4,459,470,651 $ — $ — $ — $ 4,459,470,651
Nuveen Real Property Fund LP — — — 198,422,564 198,422,564
Short-term investments — 4,930,000 — — 4,930,000
Total $ 4,459,470,651 $ 4,930,000 $ — $ 198,422,564 $ 4,662,823,215
Lifecycle 2035
Registered investment companies $ 4,865,385,129 $ — $ — $ — $ 4,865,385,129
Nuveen Real Property Fund LP — — — 216,262,566 216,262,566
Short-term investments — 11,620,000 — — 11,620,000
Total $ 4,865,385,129 $ 11,620,000 $ — $ 216,262,566 $ 5,093,267,695
Lifecycle 2040
Registered investment companies $ 5,935,909,071 $ — $ — $ — $ 5,935,909,071
Nuveen Real Property Fund LP — — — 264,223,158 264,223,158
Short-term investments — 8,180,000 — — 8,180,000
Total $ 5,935,909,071 $ 8,180,000 $ — $ 264,223,158 $ 6,208,312,229
Lifecycle 2045
Registered investment companies $ 4,308,188,296 $ — $ — $ — $ 4,308,188,296
Nuveen Real Property Fund LP — — — 191,576,605 191,576,605
Short-term investments — 11,840,000 — — 11,840,000
Total $ 4,308,188,296 $ 11,840,000 $ — $ 191,576,605 $ 4,511,604,901
Lifecycle 2050
Registered investment companies $ 3,445,441,721 $ — $ — $ — $ 3,445,441,721
Nuveen Real Property Fund LP — — — 153,428,495 153,428,495
Short-term investments — 5,290,000 — — 5,290,000
Total $ 3,445,441,721 $ 5,290,000 $ — $ 153,428,495 $ 3,604,160,216

61
4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements:
Real Property Fund ("RPF"): The Funds invest in the RPF, which is an affiliated real estate limited partnership. The RPF is an unregistered open-end fund that intends to invest in direct real estate holdings and may invest a portion of its assets in REIT securities, mortgage related securitization and money market instruments in accordance with exemptive relief received from the SEC.
The Funds are not liable for the debts of the RPF beyond the amounts the Funds have contributed. The Funds can redeem from RPF daily subject to certain approvals. Investments in the RPF are illiquid and the Funds may be unable to dispose of such investments at opportune times. As such, this investment has been designated as restricted and the value is reflected in the Portfolios of
Investments.
As a restricted security, RPF may not be sold except in exempt transactions or in a public offering registered under the Securities
Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicaly traded.
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2055
Registered investment companies $ 1,789,338,489 $ — $ — $ — $ 1,789,338,489
Nuveen Real Property Fund LP — — — 79,558,427 79,558,427
Short-term investments — 5,580,000 — — 5,580,000
Total $ 1,789,338,489 $ 5,580,000 $ — $ 79,558,427 $ 1,874,476,916
Lifecycle 2060
Registered investment companies $ 796,254,713 $ — $ — $ — $ 796,254,713
Nuveen Real Property Fund LP — — — 35,436,834 35,436,834
Short-term investments — 1,780,000 — — 1,780,000
Total $ 796,254,713 $ 1,780,000 $ — $ 35,436,834 $ 833,471,547
Lifecycle 2065
Registered investment companies $ 111,801,672 $ — $ — $ — $ 111,801,672
Nuveen Real Property Fund LP — — — 4,963,064 4,963,064
Short-term investments — 530,000 — — 530,000
Total $ 111,801,672 $ 530,000 $ — $ 4,963,064 $ 117,294,736
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Lifecycle Retirement Income Fixed Income Clearing Corporation $ 370,000 $ (377,423)
Lifecycle 2010 Fixed Income Clearing Corporation 920,000 (938,405)
Lifecycle 2015 Fixed Income Clearing Corporation 1,030,000 (1,050,601)
Lifecycle 2020 Fixed Income Clearing Corporation 2,460,000 (2,509,346)
Lifecycle 2025 Fixed Income Clearing Corporation 5,720,000 (5,834,404)
Lifecycle 2030 Fixed Income Clearing Corporation 4,930,000 (5,028,612)
Lifecycle 2035 Fixed Income Clearing Corporation 11,620,000 (11,852,585)
Lifecycle 2040 Fixed Income Clearing Corporation 8,180,000 (8,343,749)
Lifecycle 2045 Fixed Income Clearing Corporation 11,840,000 (12,076,951)
Lifecycle 2050 Fixed Income Clearing Corporation 5,290,000 (5,395,922)
Lifecycle 2055 Fixed Income Clearing Corporation 5,580,000 (5,691,678)
Lifecycle 2060 Fixed Income Clearing Corporation 1,780,000 (1,815,751)
Lifecycle 2065 Fixed Income Clearing Corporation 530,000 (540,757)

Notes to Financial Statements
(continued)
62
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
12.1
Lifecycle Retirement Income $ 19,359,412 $ 40,599,156
12.2
Lifecycle 2010 42,452,873 112,258,545
12.3
Lifecycle 2015 50,103,882 165,439,769
12.4
Lifecycle 2020 89,891,261 384,214,798
12.5
Lifecycle 2025 165,574,332 522,484,478
12.6
Lifecycle 2030 208,940,432 556,586,980
12.7
Lifecycle 2035 247,243,246 585,506,007
12.8
Lifecycle 2040 291,496,408 674,093,463
12.9
Lifecycle 2045 237,874,039 506,786,046
13.01
Lifecycle 2050 205,462,853 376,611,396
13.1
Lifecycle 2055 139,917,996 172,743,620
13.2
Lifecycle 2060 96,348,411 58,132,087
13.3
Lifecycle 2065 38,679,107 20,399,769
Six Months Ended
11/30/24
Year Ended
5/31/24
12.1
Lifecycle Retirement Income Shares Amount Shares Amount
Subscriptions:
Class A 174,663 $ 1,994,280 433,655 $ 4,649,203
Class I – – – –
Premier Class 75,857 865,506 97,480 1,033,218
Class R6 846,526 9,666,200 1,894,748 20,150,886
Retirement Class 269,114 3,057,865 447,110 4,789,005
Total subscriptions 1,366,160 15,583,851 2,872,993 30,622,312
Reinvestments of distributions:
Class A 139,051 1,576,868 373,021 3,989,284
Class I 249 2,827 713 7,653
Premier Class 11,572 131,304 37,327 398,934
Class R6 191,567 2,174,636 552,701 5,915,189
Retirement Class 144,121 1,632,687 404,463 4,318,428
Total reinvestments of distributions 486,560 5,518,322 1,368,225 14,629,488
Redemptions:
Class A (521,359) (5,946,488) (1,517,407) (16,303,756)
Class I (12,452) (143,165) (855) (9,006)
Premier Class (265,467) (3,057,964) (698,781) (7,420,310)
Class R6 (1,932,152) (21,988,256) (4,836,522) (52,159,628)
Retirement Class (1,110,856) (12,579,853) (2,159,852) (23,038,570)
Total redemptions (3,842,286) (43,715,726) (9,213,417) (98,931,270)
Net increase (decrease) from shareholder transactions (1,989,566) $ (22,613,553) (4,972,199) $ (53,679,470)

63
Six Months Ended
11/30/24
Year Ended
5/31/24
12.2
Lifecycle 2010 Shares Amount Shares Amount
Subscriptions:
Class I – $ – – $ –
Premier Class 724,665 7,687,648 274,759 2,657,063
Class R6 2,138,297 22,537,375 3,769,540 37,031,541
Retirement Class 338,692 4,433,804 720,436 8,850,128
Total subscriptions 3,201,654 34,658,827 4,764,735 48,538,732
Reinvestments of distributions:
Class I – – 234 2,286
Premier Class – – 145,231 1,407,286
Class R6 – – 2,196,057 21,323,714
Retirement Class – – 568,429 6,997,365
Total reinvestments of distributions – – 2,909,951 29,730,651
Redemptions:
Class I (7,034) (74,774) – –
Premier Class (1,304,028) (13,714,489) (1,336,291) (13,017,239)
Class R6 (6,899,688) (71,705,373) (12,953,147) (126,422,270)
Retirement Class (2,445,204) (32,463,883) (3,347,115) (41,251,872)
Total redemptions (10,655,954) (117,958,519) (17,636,553) (180,691,381)
Net increase (decrease) from shareholder transactions (7,454,300) $ (83,299,692) (9,961,867) $ (102,421,998)
Six Months Ended
11/30/24
Year Ended
5/31/24
12.3
Lifecycle 2015 Shares Amount Shares Amount
Subscriptions:
Class I – $ – – $ –
Premier Class 1,063,844 10,123,273 498,860 4,308,836
Class R6 2,453,253 23,084,825 4,358,795 38,323,222
Retirement Class 974,324 12,323,005 1,828,109 21,402,332
Total subscriptions 4,491,421 45,531,103 6,685,764 64,034,390
Reinvestments of distributions:
Class I – – 1,038 9,022
Premier Class – – 198,250 1,716,848
Class R6 – – 3,377,164 29,347,554
Retirement Class – – 740,602 8,650,230
Total reinvestments of distributions – – 4,317,054 39,723,654
Redemptions:
Class I (10,643) (101,114) (6,795) (59,999)
Premier Class (1,244,955) (11,694,702) (2,736,462) (23,748,817)
Class R6 (12,666,634) (118,125,109) (19,318,250) (168,124,946)
Retirement Class (3,966,233) (49,968,618) (5,183,233) (60,492,244)
Total redemptions (17,888,465) (179,889,543) (27,244,740) (252,426,006)
Net increase (decrease) from shareholder transactions (13,397,044) $ (134,358,440) (16,241,922) $ (148,667,962)
Six Months Ended
11/30/24
Year Ended
5/31/24
12.4
Lifecycle 2020 Shares Amount Shares Amount
Subscriptions:
Class I 80,358 $ 781,084 433 $ 4,098
Premier Class 1,454,977 14,505,159 615,272 5,521,845
Class R6 3,995,453 38,918,040 9,108,728 83,167,889
Retirement Class 452,524 6,142,140 1,650,063 20,516,811
Total subscriptions 5,983,312 60,346,423 11,374,496 109,210,643
Reinvestments of distributions:
Class I – – 2,346 21,159
Premier Class – – 407,611 3,672,579
Class R6 – – 7,348,605 66,357,906
Retirement Class – – 1,165,311 14,601,344
Total reinvestments of distributions – – 8,923,873 84,652,988
Redemptions:
Class I (93,414) (904,125) (26,993) (244,878)
Premier Class (2,638,816) (25,862,063) (7,335,038) (66,134,691)
Class R6 (28,276,896) (275,660,549) (42,907,519) (389,330,718)
Retirement Class (6,787,748) (92,223,472) (10,477,131) (131,096,521)
Total redemptions (37,796,874) (394,650,209) (60,746,681) (586,806,808)
Net increase (decrease) from shareholder transactions (31,813,562) $ (334,303,786) (40,448,312) $ (392,943,177)

Notes to Financial Statements
(continued)
64
Six Months Ended
11/30/24
Year Ended
5/31/24
12.5
Lifecycle 2025 Shares Amount Shares Amount
Subscriptions:
Class I 2,585 $ 26,625 13,326 $ 125,471
Premier Class 2,373,789 24,790,339 1,705,503 15,876,187
Class R6 8,242,367 84,685,360 15,645,291 148,258,330
Retirement Class 1,137,174 16,459,395 2,403,383 31,821,471
Total subscriptions 11,755,915 125,961,719 19,767,503 196,081,459
Reinvestments of distributions:
Class I – – 2,834 26,729
Premier Class – – 615,708 5,781,500
Class R6 – – 10,270,415 96,850,017
Retirement Class – – 1,329,720 17,685,277
Total reinvestments of distributions – – 12,218,677 120,343,523
Redemptions:
Class I (15,598) (162,421) (32,414) (308,366)
Premier Class (4,380,702) (45,051,499) (10,476,187) (98,384,052)
Class R6 (34,902,086) (358,656,519) (53,544,359) (508,096,110)
Retirement Class (9,413,356) (136,264,406) (12,301,216) (163,661,102)
Total redemptions (48,711,742) (540,134,845) (76,354,176) (770,449,630)
Net increase (decrease) from shareholder transactions (36,955,827) $ (414,173,126) (44,367,996) $ (454,024,648)
Six Months Ended
11/30/24
Year Ended
5/31/24
12.6
Lifecycle 2030 Shares Amount Shares Amount
Subscriptions:
Class I 5,789 $ 61,402 36,170 $ 354,398
Premier Class 2,388,415 25,697,199 2,460,993 23,328,078
Class R6 9,390,443 99,525,829 22,894,247 221,980,026
Retirement Class 1,224,109 18,903,231 3,377,573 47,152,530
Total subscriptions 13,008,756 144,187,661 28,768,983 292,815,032
Reinvestments of distributions:
Class I – – 1,812 17,467
Premier Class – – 651,585 6,248,703
Class R6 – – 10,893,857 105,016,784
Retirement Class – – 1,193,209 16,704,931
Total reinvestments of distributions – – 12,740,463 127,987,885
Redemptions:
Class I (11,143) (119,807) (19,644) (198,171)
Premier Class (4,585,887) (48,631,502) (10,496,353) (100,691,110)
Class R6 (35,234,965) (373,485,192) (50,051,694) (484,938,640)
Retirement Class (8,357,928) (129,043,961) (10,654,918) (149,050,344)
Total redemptions (48,189,923) (551,280,462) (71,222,609) (734,878,265)
Net increase (decrease) from shareholder transactions (35,181,167) $ (407,092,801) (29,713,163) $ (314,075,348)
Six Months Ended
11/30/24
Year Ended
5/31/24
12.7
Lifecycle 2035 Shares Amount Shares Amount
Subscriptions:
Class I 9,369 $ 102,638 25,142 $ 262,197
Premier Class 1,961,982 21,994,626 2,702,997 26,291,383
Class R6 11,033,132 122,014,877 25,621,992 253,828,740
Retirement Class 1,186,199 19,691,420 3,409,573 50,558,462
Total subscriptions 14,190,682 163,803,561 31,759,704 330,940,782
Reinvestments of distributions:
Class I – – 1,563 15,472
Premier Class – – 579,190 5,722,397
Class R6 – – 10,503,319 104,087,889
Retirement Class – – 950,518 14,124,702
Total reinvestments of distributions – – 12,034,590 123,950,460
Redemptions:
Class I (13,604) (151,374) (4,319) (45,012)
Premier Class (4,237,006) (47,029,213) (11,418,018) (111,382,410)
Class R6 (35,155,643) (387,407,824) (50,307,243) (500,942,206)
Retirement Class (7,310,060) (120,921,151) (8,772,119) (130,032,343)
Total redemptions (46,716,313) (555,509,562) (70,501,699) (742,401,971)
Net increase (decrease) from shareholder transactions (32,525,631) $ (391,706,001) (26,707,405) $ (287,510,729)

65
Six Months Ended
11/30/24
Year Ended
5/31/24
12.8
Lifecycle 2040 Shares Amount Shares Amount
Subscriptions:
Class I 6,085 $ 68,877 14,973 $ 152,630
Premier Class 1,547,971 17,739,722 3,495,767 34,199,040
Class R6 11,202,149 127,179,569 27,883,638 278,770,192
Retirement Class 991,457 17,568,028 2,813,218 43,706,569
Total subscriptions 13,747,662 162,556,196 34,207,596 356,828,431
Reinvestments of distributions:
Class I – – 861 8,627
Premier Class – – 601,976 6,019,759
Class R6 – – 11,393,482 114,276,623
Retirement Class – – 895,621 14,025,423
Total reinvestments of distributions – – 12,891,940 134,330,432
Redemptions:
Class I (11,315) (128,905) (892) (8,970)
Premier Class (4,643,860) (53,285,447) (13,853,760) (136,330,356)
Class R6 (36,195,109) (409,304,623) (64,252,883) (645,033,029)
Retirement Class (7,513,981) (132,615,346) (10,132,726) (158,378,183)
Total redemptions (48,364,265) (595,334,321) (88,240,261) (939,750,538)
Net increase (decrease) from shareholder transactions (34,616,603) $ (432,778,125) (41,140,725) $ (448,591,675)
Six Months Ended
11/30/24
Year Ended
5/31/24
12.9
Lifecycle 2045 Shares Amount Shares Amount
Subscriptions:
Class I 4,520 $ 65,003 15,132 $ 193,389
Premier Class 1,155,154 16,802,300 2,219,476 27,470,385
Class R6 8,676,527 125,473,936 21,973,395 277,220,123
Retirement Class 1,274,886 18,237,640 3,193,589 40,213,928
Total subscriptions 11,111,087 160,578,879 27,401,592 345,097,825
Reinvestments of distributions:
Class I – – 905 11,443
Premier Class – – 285,134 3,589,833
Class R6 – – 5,607,406 70,933,689
Retirement Class – – 927,090 11,616,438
Total reinvestments of distributions – – 6,820,535 86,151,403
Redemptions:
Class I (11,705) (169,654) (3,951) (48,428)
Premier Class (2,854,925) (41,558,164) (8,349,883) (102,647,216)
Class R6 (22,532,304) (324,906,977) (35,711,665) (453,214,173)
Retirement Class (6,351,258) (90,435,418) (7,357,392) (92,650,132)
Total redemptions (31,750,192) (457,070,213) (51,422,891) (648,559,949)
Net increase (decrease) from shareholder transactions (20,639,105) $ (296,491,334) (17,200,764) $ (217,310,721)
Six Months Ended
11/30/24
Year Ended
5/31/24
13.01
Lifecycle 2050 Shares Amount Shares Amount
Subscriptions:
Class I 6,898 $ 104,609 7,834 $ 103,640
Premier Class 846,239 12,700,081 2,032,289 25,822,530
Class R6 7,685,930 114,383,587 19,505,170 252,685,367
Retirement Class 955,744 14,107,775 2,532,808 32,680,173
Total subscriptions 9,494,811 141,296,052 24,078,101 311,291,710
Reinvestments of distributions:
Class I – – 401 5,223
Premier Class – – 188,061 2,435,390
Class R6 – – 4,073,015 52,989,920
Retirement Class – – 603,267 7,770,079
Total reinvestments of distributions – – 4,864,744 63,200,612
Redemptions:
Class I (10,806) (160,939) (3,931) (52,821)
Premier Class (2,251,462) (33,992,405) (6,283,935) (79,284,743)
Class R6 (15,693,887) (233,915,714) (28,450,518) (370,290,822)
Retirement Class (4,280,698) (62,872,589) (5,401,775) (69,653,716)
Total redemptions (22,236,853) (330,941,647) (40,140,159) (519,282,102)
Net increase (decrease) from shareholder transactions (12,742,042) $ (189,645,595) (11,197,314) $ (144,789,780)

Notes to Financial Statements
(continued)
66
Six Months Ended
11/30/24
Year Ended
5/31/24
13.1
Lifecycle 2055 Shares Amount Shares Amount
Subscriptions:
Class I 3,964 $ 69,982 9,080 $ 142,095
Premier Class 514,466 9,189,525 1,147,339 17,310,104
Class R6 5,480,092 96,954,728 12,759,571 196,379,956
Retirement Class 679,345 11,973,194 1,625,713 24,942,526
Total subscriptions 6,677,867 118,187,429 15,541,703 238,774,681
Reinvestments of distributions:
Class I – – 337 5,202
Premier Class – – 76,532 1,176,296
Class R6 – – 1,590,293 24,538,229
Retirement Class – – 220,324 3,384,176
Total reinvestments of distributions – – 1,887,486 29,103,903
Redemptions:
Class I (11,478) (204,107) (1,094) (16,335)
Premier Class (961,083) (17,276,262) (2,770,787) (41,477,392)
Class R6 (6,252,933) (110,764,464) (11,709,796) (181,340,565)
Retirement Class (1,865,222) (32,738,668) (2,494,528) (38,250,524)
Total redemptions (9,090,716) (160,983,501) (16,976,205) (261,084,816)
Net increase (decrease) from shareholder transactions (2,412,849) $ (42,796,072) 452,984 $ 6,793,768
Six Months Ended
11/30/24
Year Ended
5/31/24
13.2
Lifecycle 2060 Shares Amount Shares Amount
Subscriptions:
Class I 7,333 $ 111,724 12,996 $ 177,826
Premier Class 337,929 5,226,938 848,687 11,194,422
Class R6 5,109,565 78,426,423 10,633,692 142,198,740
Retirement Class 551,626 8,397,617 1,464,735
19,573,023
Total subscriptions 6,006,453 92,162,702 12,960,110 173,144,011
Reinvestments of distributions:
Class I – – 429 5,728
Premier Class – – 26,262 349,811
Class R6 – – 658,741 8,794,194
Retirement Class – – 83,407 1,109,318
Total reinvestments of distributions – – 768,839 10,259,051
Redemptions:
Class I (17,343) (267,522) (9,881) (138,547)
Premier Class (439,791) (6,869,981) (1,015,377) (13,219,250)
Class R6 (2,486,229) (38,108,554) (4,848,320) (65,068,293)
Retirement Class (821,177) (12,521,955) (1,159,473) (15,386,181)
Total redemptions (3,764,540) (57,768,012) (7,033,051) (93,812,271)
Net increase (decrease) from shareholder transactions 2,241,913 $ 34,394,690 6,695,898 $ 89,590,791
Six Months Ended
11/30/24
Year Ended
5/31/24
13.3
Lifecycle 2065 Shares Amount Shares Amount
Subscriptions:
Class I 1,289 $ 16,748 2,710 $ 31,361
Premier Class 126,955 1,669,661 243,089 2,762,441
Class R6 2,123,671 28,244,303 3,506,620 40,721,685
Retirement Class 463,207 6,125,452 766,945 8,937,553
Total subscriptions 2,715,122 36,056,164 4,519,364 52,453,040
Reinvestments of distributions:
Class I – – 55 621
Premier Class – – 3,405 38,717
Class R6 – – 59,323 683,995
Retirement Class – – 11,631 134,110
Total reinvestments of distributions – – 74,414 857,443
Redemptions:
Class I (48,110) (627,361) (34) (397)
Premier Class (110,290) (1,464,669) (183,521) (2,055,662)
Class R6 (950,582) (12,615,663) (918,906) (10,723,870)
Retirement Class (270,465) (3,590,617) (347,858) (4,023,210)
Total redemptions (1,379,447) (18,298,310) (1,450,319) (16,803,139)
Net increase (decrease) from shareholder transactions 1,335,675 $ 17,757,854 3,143,459 $ 36,507,344

67
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
12.1
Lifecycle Retirement Income $386,521,466 $58,244,062 $(30,089,683) $28,154,379
12.2
Lifecycle 2010 707,187,586 111,401,248 (51,996,776) 59,404,472
12.3
Lifecycle 2015 1,043,812,759 134,639,340 (89,040,260) 45,599,080
12.4
Lifecycle 2020 2,181,501,223 325,992,192 (177,526,277) 148,465,915
12.5
Lifecycle 2025 3,424,235,966 584,133,029 (260,711,103) 323,421,926
12.6
Lifecycle 2030 4,094,018,641 841,006,882 (272,202,308) 568,804,574
12.7
Lifecycle 2035 4,260,024,645 1,068,680,355 (235,437,305) 833,243,050
12.8
Lifecycle 2040 4,906,751,452 1,530,987,500 (229,426,723) 1,301,560,777
12.9
Lifecycle 2045 3,430,653,587 1,238,895,945 (157,944,631) 1,080,951,314
13.01
Lifecycle 2050 2,739,668,228 981,792,457 (117,300,469) 864,491,988
13.1
Lifecycle 2055 1,476,132,345 462,774,724 (64,430,153) 398,344,571
13.2
Lifecycle 2060 683,389,374 177,343,955 (27,261,782) 150,082,173
13.3
Lifecycle 2065 99,160,642 20,374,664 (2,240,570) 18,134,094
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
12.1
Lifecycle Retirement Income $2,099,522 $– $12,792,645 $(1,721,025) $– $(54,705) $13,116,437
12.2
Lifecycle 2010 10,135,378 5,110,268 34,252,149 – – (209,813) 49,287,982
12.3
Lifecycle 2015 13,535,428 – 5,605,612 (2,426,212) – (299,769) 16,415,059
12.4
Lifecycle 2020 28,714,623 2,398,481 61,366,156 – – (443,649) 92,035,611
12.5
Lifecycle 2025 38,954,069 13,864,499 177,110,865 – – (469,910) 229,459,523
12.6
Lifecycle 2030 37,423,429 17,191,811 364,957,608 – – (463,266) 419,109,582
12.7
Lifecycle 2035 31,598,916 – 598,878,976 (2,210,702) – (467,071) 627,800,119
12.8
Lifecycle 2040 26,802,915 211,507 976,481,585 – – (608,037) 1,002,887,970
12.9
Lifecycle 2045 11,726,313 24,697,891 822,222,655 – – (221,114) 858,425,745
13.01
Lifecycle 2050 6,663,979 25,335,222 637,206,834 – – (142,113) 669,063,922
13.1
Lifecycle 2055 2,187,773 21,556,215 271,701,648 – – (41,649) 295,403,987
13.2
Lifecycle 2060 – 10,295,505 90,769,070 – – (9,349) 101,055,226
13.3
Lifecycle 2065 – 1,418,396 9,986,382 – (207,145) (409) 11,197,224

Notes to Financial Statements
(continued)
68
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Investment Adviser and Other Transactions with Affiliates
Under the terms of its Investment Management Agreement, the Adviser is entitled to a fee that is made up of two components, which are added together to create the total investment management fee. The first component, the asset allocation fee rate, is an annual rate of 0.10% of the average daily net assets of each Fund. The second component, the Underlying Funds fee rate, is calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the effective Underlying Fund’s annual investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (excluding the Class W shares investment management fee waiver and/or reimbursement) in proportion to the percentage of the Fund’s net assets invested in the
Underlying Fund, applied to the average daily net assets of the Fund. The Adviser has contractually agreed to waive in full the asset allocation fee rate component of the management fee on each Fund. This waiver will remain in effect through September 30, 2026, unless changed with approval of the Board. In addition, the Adviser has voluntarily agreed to waive certain amounts of the Underlying
Funds fee rate portion of each Fund’s management fee through September 30, 2024. As of the end of the current fiscal period, the
Adviser received from the Funds the following effective annual rate as a percentage of average daily net assets of each Fund:
The Funds have entered into an Administrative Service Agreement with the Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds. The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Service Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Service
Agreement.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays the
Adviser a monthly fee based on the annual fee of 0.25% of the Fund's daily net assets attributable to Retirement Class Shares of the
Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to the Adviser under the Service Agreement.
Under the terms of the distribution Rule 12b-1 plan, Class A Shares of the Retirement Income Fund compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A Shares of the Retirement Income Fund at the maximum annual rates of 0.25% of the average daily net assets attributable to the Fund’s Class A Shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of average daily net assets attributable to the
Fund’s Premier Class.
Fund Short-Term Long-Term Total
12.1
Lifecycle Retirement Income $1,048,776 $672,249 $1,721,025
12.2
Lifecycle 2010 – – –
12.3
Lifecycle 2015 2,426,212 – 2,426,212
12.4
Lifecycle 2020 – – –
12.5
Lifecycle 2025 – – –
12.6
Lifecycle 2030 – – –
12.7
Lifecycle 2035 2,210,702 – 2,210,702
12.8
Lifecycle 2040 – – –
12.9
Lifecycle 2045 – – –
13.01
Lifecycle 2050 – – –
13.1
Lifecycle 2055 – – –
13.2
Lifecycle 2060 – – –
13.3
Lifecycle 2065 – – –
Investment Management Fee Waiver
Fund Investment Management Fee—Effective Rate Effective 10/1/24 Prior to 10/1/24
Lifecycle Retirement Income 0.290% 0.034% 0.023%
Lifecycle 2010 0.290 0.018 0.016
Lifecycle 2015 0.290 0.024 0.024
Lifecycle 2020 0.290 0.028 0.028
Lifecycle 2025 0.300 0.033 0.023
Lifecycle 2030 0.300 0.048 0.028
Lifecycle 2035 0.310 0.064 0.045
Lifecycle 2040 0.320 0.080 0.060
Lifecycle 2045 0.320 0.093 0.063
Lifecycle 2050 0.320 0.094 0.074
Lifecycle 2055 0.320 0.094 0.074
Lifecycle 2060 0.320 0.094 0.075
Lifecycle 2065 0.320 0.098 0.087

69
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and the management fees and certain other expenses originally attributable to Class W shares of the affiliated Nuveen Funds) exceeds 0.00% of average daily net assets for Class R6 Shares; 0.15% of average daily net assets for Class I Shares; 0.15% of average daily net assets for the Premier Class shares; 0.25% of average daily net assets for the Retirement Class shares; and 0.25% of average daily net assets for Class A Shares of the Retirement Income Fund. The expense reimbursement arrangements will continue through at least September 30, 2025, unless changed with approval of the Board.
The Adviser for Lifecycle 2010 Fund has voluntarily agreed to reimburse the Fund for 0.030% from May 1, 2024 to April 30, 2025.
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-
trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
The following is the percentage of the Funds’ shares owned by TIAA and its registered separate account (“TIAA Access”) as of the end of the current fiscal period:
Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. Information regarding transactions with affiliated companies is as follows:
Fund Purchases Sales Realized Gain (Loss)
Lifecycle Retirement Income $ 59,368 $ 22,155 $ (57,598)
Lifecycle 2010 – 406,697 (662,230)
Lifecycle 2015 – 489,999 91,671
Lifecycle 2020 83,709 1,091,720 187,374
Lifecycle 2025 – 1,879,940 342,696
Lifecycle 2030 197,992 1,890,639 (1,719,734)
Lifecycle 2035 379,696 1,204,726 218,314
Lifecycle 2040 654,703 529,792 (1,128,709)
Lifecycle 2045 1,223,986 277,131 (1,437,648)
Lifecycle 2050 2,395,757 167,698 (2,521,838)
Lifecycle 2055 1,834,866 13,213 (1,627,450)
Lifecycle 2060 2,131,216 – (781,899)
Lifecycle 2065 255,857 10,558 (426)
Underlying Fund TIAA Access Total
12.1
Lifecycle Retirement Income 12% 12%
12.2
Lifecycle 2010 16 16
12.3
Lifecycle 2015 15 15
12.4
Lifecycle 2020 18 18
12.5
Lifecycle 2025 17 17
12.6
Lifecycle 2030 18 18
12.7
Lifecycle 2035 18 18
12.8
Lifecycle 2040 18 18
12.9
Lifecycle 2045 19 19
13.01
Lifecycle 2050 21 21
13.1
Lifecycle 2055 18 18
13.2
Lifecycle 2060 19 19
13.3
Lifecycle 2065 2 2

Notes to Financial Statements
(continued)
70
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Dividend
Income
Lifecycle Retirement Income
Nuveen Funds:
Core Bond, Class W
$ 87,975,648 $ 2,298,116 $ 6,226,030 $ (790,179) $ 3,122,259 $ 86,379,814 $ 1,998,935
Core Equity, Class W
14,125,691 463,860 1,724,075 336,393 1,408,734 14,610,603 104,870
Core Plus Bond, Class W
54,474,884 1,287,691 3,736,667 (508,725) 2,007,379 53,524,562 1,322,710
Dividend Growth, Class R6
14,221,385 974,839 2,516,218 436,568 1,466,301 14,582,875 86,636
Dividend Value, Class R6
13,584,517 1,455,400 1,474,946 38,620 1,292,644 14,896,235 111,456
Emerging Markets Debt, Class W
7,897,064 269,629 697,050 (63,794) 357,680 7,763,529 254,070
Emerging Markets Equity, Class W
8,696,125 1,173,321 1,116,152 1,799 242,644 8,997,737 –
Growth Opportunities ETF
16,777,040 205,092 2,973,700 524,037 1,874,476 16,406,945 –
High Yield, Class W
8,337,757 291,593 680,334 4,041 224,345 8,177,402 286,419
Inflation Linked Bond, Class W
41,862,326 1,817,633 3,097,231 (213,716) 606,025 40,975,037 1,024,469
International Bond, Class W
8,741,851 215,558 818,665 (106,692) 558,660 8,590,712 –
International Equity, Class W
22,525,752 1,892,050 2,268,541 251,102 (565,066) 21,835,297 –
International Opportunities, Class W
13,392,653 1,158,357 1,458,883 65,867 20,027 13,178,021 –
Large Cap Growth, Class W
16,843,484 572,083 3,156,047 1,460,962 827,136 16,547,618 –
Large Cap Value, Class W
13,642,436 1,275,635 1,693,059 147,633 1,598,814 14,971,459 –
Quant International Small Cap Equity, Class W
7,308,415 424,839 577,291 34,472 27,617 7,218,052 –
Quant Small Cap Equity, Class W
3,237,313 141,813 661,456 214,322 312,060 3,244,052 –
Quant Small/Mid Cap Equity, Class W
3,847,166 137,389 699,588 201,076 430,947 3,916,990 –
Short Term Bond, Class W
41,678,096 2,171,858 3,583,270 (83,422) 661,010 40,844,272 959,943
Nuveen Real Property Fund LP
a
19,278,385 1,132,656 1,439,953 (214,497) (1,111,958) 17,644,633 1,701,961
$418,447,988 $19,359,412 $40,599,156 $1,735,867 $15,361,734 $414,305,845 $7,851,469
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Dividend
Income
Lifecycle 2010
Nuveen Funds:
Core Bond, Class W
$ 168,164,809 $ 6,138,805 $ 18,893,506 $ (1,997,654) $ 6,405,444 $ 159,817,898 $ 3,739,651
Core Equity, Class W
25,829,931 463,713 4,281,078 1,573,209 1,481,866 25,067,641 185,743
Core Plus Bond, Class W
104,162,201 3,466,843 11,446,973 (1,536,125) 4,371,391 99,017,337 2,474,445
Dividend Growth, Class R6
25,813,585 1,403,625 5,558,975 1,058,101 2,315,118 25,031,454 153,835
Dividend Value, Class R6
24,881,373 2,193,821 3,753,662 346,305 1,968,381 25,636,218 196,626
Emerging Markets Debt, Class W
15,117,825 782,673 2,067,403 (182,541) 729,203 14,379,757 479,159
Emerging Markets Equity, Class W
15,610,476 1,949,298 2,539,995 67,505 404,210 15,491,494 –
Growth Opportunities ETF
30,680,157 – 6,790,720 1,374,728 2,894,873 28,159,038 –
High Yield, Class W
15,945,572 986,678 2,227,937 24,904 406,327 15,135,544 535,297
Inflation Linked Bond, Class W
79,930,661 4,554,649 9,419,290 (618,832) 1,348,665 75,795,853 1,949,913
International Bond, Class W
16,661,376 855,710 2,458,874 (317,027) 1,163,273 15,904,458 –
International Equity, Class W
41,192,533 2,674,606 5,794,681 1,257,263 (1,778,383) 37,551,338 –
International Opportunities, Class W
24,370,778 1,581,372 3,457,289 410,244 (240,888) 22,664,217 –
Large Cap Growth, Class W
30,737,977 1,385,697 7,610,324 3,859,748 151,393 28,524,491 –
Large Cap Value, Class W
24,979,543 2,021,729 4,310,883 1,049,726 1,995,901 25,736,016 –
Quant International Small Cap Equity, Class W
13,284,767 726,291 1,728,815 145,637 (25,071) 12,402,809 –
Quant Small Cap Equity, Class W
5,831,537 171,641 1,347,446 516,498 405,014 5,577,244 –
Quant Small/Mid Cap Equity, Class W
6,943,641 147,779 1,446,458 483,071 616,017 6,744,050 –
Short Term Bond, Class W
110,432,411 10,378,400 13,772,947 (317,335) 1,843,894 108,564,423 2,535,171
Nuveen Real Property Fund LP
a
22,826,075 569,543 3,351,289 (269,246) (1,304,305) 18,470,778 1,974,832
$803,397,228 $42,452,873 $112,258,545 $6,928,179 $25,152,323 $765,672,058 $14,224,672

71
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Dividend
Income
Lifecycle 2015
Nuveen Funds:
Core Bond, Class W
$ 240,512,746 $ 7,352,336 $ 27,959,737 $ (4,452,207) $ 10,725,200 $ 226,178,338 $ 5,311,265
Core Equity, Class W
40,844,281 817,183 7,457,553 1,605,000 3,159,062 38,967,973 290,969
Core Plus Bond, Class W
148,964,120 3,875,053 16,730,769 (2,394,331) 6,419,724 140,133,797 3,514,257
Dividend Growth, Class R6
40,891,151 1,682,416 8,767,870 1,843,108 3,424,617 39,073,422 239,938
Dividend Value, Class R6
39,249,713 3,412,082 6,464,451 670,089 2,937,778 39,805,211 308,506
Emerging Markets Debt, Class W
21,635,333 832,684 2,905,516 (293,493) 1,069,767 20,338,775 680,186
Emerging Markets Equity, Class W
24,822,688 2,636,105 4,136,836 (154,988) 889,975 24,056,944 –
Growth Opportunities ETF
48,431,493 19,434 11,204,863 2,266,414 4,447,098 43,959,576 –
High Yield, Class W
22,803,563 823,211 2,815,587 18,248 591,195 21,420,630 759,747
Inflation Linked Bond, Class W
109,793,793 6,446,187 12,354,057 (1,120,166) 2,106,476 104,872,233 2,683,358
International Bond, Class W
23,828,405 775,891 3,296,556 (459,252) 1,660,310 22,508,798 –
International Equity, Class W
65,011,796 3,932,874 9,690,602 1,675,448 (2,521,371) 58,408,145 –
International Opportunities, Class W
38,477,503 2,352,605 5,759,818 694,279 (462,528) 35,302,041 –
Large Cap Growth, Class W
48,477,397 1,139,878 11,775,680 4,453,653 1,827,867 44,123,115 –
Large Cap Value, Class W
39,412,880 2,963,061 7,173,463 1,355,779 3,393,473 39,951,730 –
Quant International Small Cap Equity, Class W
20,875,745 1,000,342 2,843,309 186,209 (7,248) 19,211,739 –
Quant Small Cap Equity, Class W
9,368,576 245,610 2,359,514 911,442 523,830 8,689,944 –
Quant Small/Mid Cap Equity, Class W
11,132,953 222,538 2,571,354 838,670 872,694 10,495,501 –
Short Term Bond, Class W
109,364,287 7,618,608 13,947,639 (406,037) 1,902,706 104,531,925 2,471,194
Nuveen Real Property Fund LP
a
53,309,054 1,955,784 5,224,595 (721,086) (2,967,155) 46,352,002 4,683,971
$1,157,207,477 $50,103,882 $165,439,769 $6,516,779 $39,993,470 $1,088,381,839 $20,943,391
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Dividend
Income
Lifecycle 2020
Nuveen Funds:
Core Bond, Class W
$ 509,360,911 $ 14,995,986 $ 66,858,459 $ (10,092,195) $ 23,502,955 $ 470,909,198 $ 11,205,443
Core Equity, Class W
100,729,883 188,226 17,998,614 4,465,599 7,258,387 94,643,481 717,091
Core Plus Bond, Class W
315,422,259 7,321,107 39,571,240 (5,557,226) 14,156,293 291,771,193 7,416,346
Dividend Growth, Class R6
100,707,619 1,978,405 21,464,631 5,290,968 7,633,067 94,145,428 593,589
Dividend Value, Class R6
97,029,263 7,394,780 16,663,938 2,038,915 6,806,016 96,605,036 758,517
Emerging Markets Debt, Class W
45,831,691 1,483,735 6,697,256 (692,791) 2,348,807 42,274,186 1,434,150
Emerging Markets Equity, Class W
61,055,693 6,057,531 10,600,640 (551,581) 2,368,866 58,329,869 –
Growth Opportunities ETF
119,950,442 154,121 29,491,380 5,869,410 10,551,910 107,034,503 –
High Yield, Class W
48,294,386 1,328,865 6,447,569 63,547 1,233,948 44,473,177 1,604,017
Inflation Linked Bond, Class W
188,584,130 11,336,826 23,477,761 (2,046,301) 3,772,338 178,169,232 4,604,287
International Bond, Class W
50,462,130 1,441,542 7,541,858 (1,031,992) 3,575,803 46,905,625 –
International Equity, Class W
160,405,078 7,186,694 23,659,920 4,469,324 (6,486,892) 141,914,284 –
International Opportunities, Class W
94,347,148 4,952,052 14,025,894 1,957,429 (1,353,624) 85,877,111 –
Large Cap Growth, Class W
118,256,330 208,570 26,878,342 11,928,001 3,481,149 106,995,708 –
Large Cap Value, Class W
97,025,535 6,321,584 17,742,860 3,819,787 7,873,372 97,297,418 –
Quant International Small Cap Equity, Class W
51,805,126 2,183,909 7,698,956 494,257 (49,013) 46,735,323 –
Quant Small Cap Equity, Class W
22,745,821 218,021 5,401,376 2,146,275 1,393,226 21,101,967 –
Quant Small/Mid Cap Equity, Class W
27,053,595 253,267 5,912,195 2,023,930 2,182,038 25,600,635 –
Short Term Bond, Class W
187,649,437 12,319,261 24,954,786 (634,691) 3,227,041 177,606,262 4,238,357
Nuveen Real Property Fund LP
a
115,715,998 2,566,779 11,127,123 (1,662,225) (6,375,927) 99,117,502 10,180,503
$2,512,432,475 $89,891,261 $384,214,798 $22,298,440 $87,099,760 $2,327,507,138 $42,752,300

Notes to Financial Statements
(continued)
72
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Dividend
Income
Lifecycle 2025
Nuveen Funds:
Core Bond, Class W
$ 754,368,071 $ 29,852,798 $ 77,018,472 $ (11,845,202) $ 31,761,761 $ 727,118,956 $ 16,978,040
Core Equity, Class W
178,885,188 356,276 28,049,925 6,870,753 14,380,677 172,442,969 1,288,445
Core Plus Bond, Class W
467,198,403 17,972,012 47,357,001 (6,972,881) 19,766,810 450,607,343 11,234,623
Dividend Growth, Class R6
178,797,426 3,174,177 34,130,744 8,498,723 14,846,573 171,186,155 1,061,228
Dividend Value, Class R6
172,225,331 12,821,315 25,367,067 2,495,465 13,545,527 175,720,571 1,362,224
Emerging Markets Debt, Class W
67,864,459 3,214,453 8,300,658 (854,730) 3,351,198 65,274,722 2,158,098
Emerging Markets Equity, Class W
108,161,757 12,193,413 17,488,505 (803,399) 4,010,484 106,073,750 –
Growth Opportunities ETF
212,583,386 179,659 47,677,515 9,558,179 19,964,802 194,608,511 –
High Yield, Class W
71,529,572 3,829,906 8,584,838 45,771 1,900,525 68,720,936 2,428,531
Inflation Linked Bond, Class W
215,829,969 15,638,401 21,357,690 (1,916,868) 3,924,304 212,118,116 5,316,546
International Bond, Class W
74,767,692 3,342,706 9,643,978 (1,343,085) 5,179,527 72,302,862 –
International Equity, Class W
284,957,264 14,897,792 38,118,059 6,658,164 (10,311,424) 258,083,737 –
International Opportunities, Class W
167,519,697 10,242,666 23,197,944 2,454,871 (1,346,054) 155,673,236 –
Large Cap Growth, Class W
210,046,370 2,098,417 45,389,535 18,941,948 8,859,638 194,556,838 –
Large Cap Value, Class W
170,743,171 11,217,503 26,208,839 5,107,403 16,011,835 176,871,073 –
Quant International Small Cap Equity, Class W
92,054,309 4,661,718 12,432,357 781,028 32,012 85,096,710 –
Quant Small Cap Equity, Class W
40,397,214 324,178 8,791,284 3,294,413 3,084,165 38,308,686 –
Quant Small/Mid Cap Equity, Class W
48,042,729 165,682 9,480,443 3,328,694 4,269,130 46,325,792 –
Short Term Bond, Class W
214,764,525 15,629,350 21,816,814 (554,195) 3,534,173 211,557,039 4,956,218
Nuveen Real Property Fund LP
a
180,080,434 3,761,910 12,072,810 (2,025,042) (10,454,602) 159,289,890 15,901,732
$3,910,816,967 $165,574,332 $522,484,478 $41,720,010 $146,311,061 $3,741,937,892 $62,685,685
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Dividend
Income
Lifecycle 2030
Nuveen Funds:
Core Bond, Class W
$ 792,331,236 $ 37,799,012 $ 65,407,104 $ (10,116,799) $ 31,088,730 $ 785,695,075 $ 18,142,557
Core Equity, Class W
257,554,423 797,438 35,541,959 7,947,666 23,034,402 253,791,970 1,870,148
Core Plus Bond, Class W
490,702,863 21,683,979 39,069,348 (6,006,003) 19,476,436 486,787,927 12,002,369
Dividend Growth, Class R6
257,465,020 4,305,148 42,592,184 10,136,867 24,085,370 253,400,221 1,546,799
Dividend Value, Class R6
247,911,817 17,962,942 30,633,109 2,385,192 21,166,804 258,793,646 1,980,944
Emerging Markets Debt, Class W
71,248,168 4,114,946 7,603,898 (765,576) 3,430,884 70,424,524 2,290,694
Emerging Markets Equity, Class W
155,784,982 17,644,902 21,651,567 (1,531,520) 6,143,511 156,390,308 –
Growth Opportunities ETF
306,001,018 348,235 62,439,161 12,552,817 30,674,587 287,137,496 –
High Yield, Class W
75,123,517 4,335,999 7,258,498 58,017 2,017,495 74,276,530 2,594,112
Inflation Linked Bond, Class W
167,369,351 15,355,115 12,266,346 (1,460,947) 3,047,095 172,044,268 4,168,495
International Bond, Class W
78,495,925 4,878,724 9,277,338 (1,282,131) 5,374,348 78,189,528 –
International Equity, Class W
410,461,145 21,013,129 45,266,702 6,877,709 (12,135,142) 380,950,139 –
International Opportunities, Class W
241,884,610 14,505,279 27,138,787 1,507,857 151,087 230,910,046 –
Large Cap Growth, Class W
303,013,517 1,498,855 57,808,780 22,787,221 17,981,819 287,472,632 –
Large Cap Value, Class W
246,552,419 14,488,430 30,193,346 5,503,865 25,412,895 261,764,263 –
Quant International Small Cap Equity, Class W
132,451,116 6,707,060 15,036,513 725,954 428,166 125,275,783 –
Quant Small Cap Equity, Class W
58,276,119 609,583 11,592,465 2,892,416 6,497,044 56,682,697 –
Quant Small/Mid Cap Equity, Class W
69,309,247 203,373 12,373,679 4,328,601 6,932,409 68,399,951 –
Short Term Bond, Class W
166,532,708 18,004,685 15,785,134 (352,953) 2,684,341 171,083,647 3,939,266
Nuveen Real Property Fund LP
a
218,509,112 2,683,598 7,651,062 (1,473,770) (13,645,314) 198,422,564 19,348,330
$4,746,978,313 $208,940,432 $556,586,980 $54,714,483 $203,846,967 $4,657,893,215 $67,883,714

73
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Dividend
Income
Lifecycle 2035
Nuveen Funds:
Core Bond, Class W
$ 697,107,601 $ 49,555,153 $ 50,865,212 $ (7,436,459) $ 25,937,372 $ 714,298,455 $ 16,205,702
Core Equity, Class W
325,213,613 131,885 42,743,998 9,523,249 29,771,184 321,895,933 2,366,292
Core Plus Bond, Class W
431,749,333 27,197,809 28,572,077 (4,352,399) 16,231,051 442,253,717 10,714,853
Dividend Growth, Class R6
324,954,451 4,468,306 52,230,146 12,098,527 31,212,252 320,503,390 1,960,031
Dividend Value, Class R6
313,174,633 22,715,334 35,679,063 2,391,463 27,498,589 330,100,956 2,507,381
Emerging Markets Debt, Class W
62,723,875 4,609,653 5,643,657 (509,084) 2,878,688 64,059,475 2,044,761
Emerging Markets Equity, Class W
196,987,361 23,231,242 27,012,640 (1,658,358) 7,588,183 199,135,788 –
Growth Opportunities ETF
384,652,744 2,145,485 76,666,433 14,995,502 39,539,021 364,666,319 –
High Yield, Class W
66,088,555 4,471,267 4,493,351 31,520 1,811,737 67,909,728 2,315,613
Inflation Linked Bond, Class W
78,690,426 12,815,924 4,824,751 (813,596) 1,582,330 87,450,333 1,990,313
International Bond, Class W
69,055,642 5,192,653 6,389,083 (863,262) 4,516,127 71,512,077 –
International Equity, Class W
518,313,061 26,670,603 53,458,660 8,318,474 (14,857,172) 484,986,306 –
International Opportunities, Class W
305,365,115 19,144,903 32,043,323 1,784,639 512,849 294,764,183 –
Large Cap Growth, Class W
382,880,611 2,170,381 72,424,919 29,916,128 21,699,162 364,241,363 –
Large Cap Value, Class W
310,295,436 19,533,930 36,978,540 5,749,270 33,339,945 331,940,041 –
Quant International Small Cap Equity, Class W
167,103,330 7,387,719 16,430,461 970,866 548,855 159,580,309 –
Quant Small Cap Equity, Class W
73,632,517 494,066 13,990,592 3,098,386 8,790,856 72,025,233 –
Quant Small/Mid Cap Equity, Class W
87,569,000 160,588 14,920,383 4,885,819 9,398,782 87,093,806 –
Short Term Bond, Class W
78,306,402 14,088,709 6,535,990 (265,534) 1,374,130 86,967,717 1,921,123
Nuveen Real Property Fund LP
a
235,086,540 1,057,636 3,602,728 (1,269,015) (15,009,867) 216,262,566 20,861,432
$5,108,950,246 $247,243,246 $585,506,007 $76,596,136 $234,364,074 $5,081,647,695 $62,887,501
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Dividend
Income
Lifecycle 2040
Nuveen Funds:
Core Bond, Class W
$ 552,415,963 $ 58,504,469 $ 40,750,366 $ (5,464,697) $ 20,321,799 $ 585,027,168 $ 13,146,613
Core Equity, Class W
461,744,407 84,227 52,543,997 11,417,534 45,146,381 465,848,552 3,397,195
Core Plus Bond, Class W
342,320,320 31,993,378 22,189,738 (3,564,658) 13,099,037 361,658,339 8,683,763
Dividend Growth, Class R6
461,986,145 7,174,924 66,728,728 14,219,355 47,976,972 464,628,668 2,811,869
Dividend Value, Class R6
445,626,093 31,324,772 41,843,189 2,241,283 40,874,787 478,223,746 3,616,364
Emerging Markets Debt, Class W
49,725,346 5,256,701 4,539,837 (222,581) 2,149,293 52,368,922 1,648,278
Emerging Markets Equity, Class W
279,808,766 34,146,561 34,658,169 (2,157,839) 10,614,508 287,753,827 –
Growth Opportunities ETF
546,326,021 3,541,784 100,172,051 19,023,543 59,279,827 527,999,124 –
High Yield, Class W
52,449,357 5,265,307 3,939,403 20,699 1,465,967 55,261,927 1,874,499
International Bond, Class W
54,832,333 6,072,111 5,333,175 (657,009) 3,614,073 58,528,333 –
International Equity, Class W
736,839,292 32,935,841 59,322,153 9,343,191 (18,813,167) 700,983,004 –
International Opportunities, Class W
435,498,994 23,605,830 35,244,045 1,569,984 1,757,549 427,188,312 –
Large Cap Growth, Class W
545,847,725 6,674,135 98,227,183 37,985,088 36,329,230 528,608,995 –
Large Cap Value, Class W
442,341,794 26,223,908 44,302,680 6,075,684 50,289,765 480,628,471 –
Quant International Small Cap Equity, Class W
237,687,343 10,423,753 19,757,485 1,092,863 1,073,271 230,519,745 –
Quant Small Cap Equity, Class W
104,966,203 886,411 18,680,410 4,076,393 13,065,857 104,314,454 –
Quant Small/Mid Cap Equity, Class W
124,831,410 515,252 19,618,018 6,258,664 14,380,176 126,367,484 –
Nuveen Real Property Fund LP
a
283,260,936 6,867,044 6,242,836 (2,115,853) (17,546,133) 264,223,158 25,233,977
$6,158,508,448 $291,496,408 $674,093,463 $99,141,644 $325,079,192 $6,200,132,229 $60,412,558

Notes to Financial Statements
(continued)
74
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Dividend
Income
Lifecycle 2045
Nuveen Funds:
Core Bond, Class W
$ 212,389,427 $ 34,296,374 $ 22,089,499 $ (1,234,924) $ 7,010,514 $ 230,371,892 $ 5,159,708
Core Equity, Class W
364,705,694 525,534 35,763,333 7,594,089 37,547,388 374,609,372 2,703,395
Core Plus Bond, Class W
131,513,680 19,896,663 13,004,418 (1,396,587) 5,113,701 142,123,039 3,400,614
Dividend Growth, Class R6
366,911,656 7,567,328 51,674,025 7,537,167 42,015,131 372,357,257 2,231,981
Dividend Value, Class R6
354,423,893 26,781,806 32,253,979 1,365,379 33,147,912 383,465,011 2,871,608
Emerging Markets Debt, Class W
19,110,596 2,998,187 2,283,288 10,159 746,280 20,581,934 643,373
Emerging Markets Equity, Class W
222,993,673 31,558,868 29,837,464 (909,133) 7,571,671 231,377,615 –
Growth Opportunities ETF
434,268,355 2,223,806 76,333,561 13,934,806 48,529,237 422,622,643 –
High Yield, Class W
20,154,412 3,032,976 1,854,399 10,971 574,749 21,918,709 735,305
International Bond, Class W
21,050,584 3,408,077 2,542,808 (59,769) 1,219,293 23,075,377 –
International Equity, Class W
585,525,433 36,034,749 50,869,115 6,308,891 (13,845,546) 563,154,412 –
International Opportunities, Class W
346,121,880 19,845,023 25,948,420 71,243 2,592,019 342,681,745 –
Large Cap Growth, Class W
434,446,909 5,638,798 75,695,576 27,180,208 32,241,195 423,811,534 –
Large Cap Value, Class W
351,934,811 24,310,804 35,956,702 2,866,357 42,162,880 385,318,150 –
Quant International Small Cap Equity, Class W
188,416,941 10,251,104 15,044,021 616,977 1,099,131 185,340,132 –
Quant Small Cap Equity, Class W
83,511,581 910,443 14,565,589 3,146,033 10,571,924 83,574,392 –
Quant Small/Mid Cap Equity, Class W
99,316,947 401,972 14,419,292 4,298,761 12,206,694 101,805,082 –
Nuveen Real Property Fund LP
a
204,212,687 8,191,527 6,650,557 (2,401,538) (11,775,514) 191,576,605 18,206,522
$4,441,009,159 $237,874,039 $506,786,046 $68,939,090 $258,728,659 $4,499,764,901 $35,952,506
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Dividend
Income
Lifecycle 2050
Nuveen Funds:
Core Bond, Class W
$ 92,377,656 $ 22,239,625 $ 15,400,514 $ (62,323) $ 2,654,468 $ 101,808,912 $ 2,322,831
Core Equity, Class W
301,269,264 980,068 25,494,443 5,333,728 32,351,941 314,440,558 2,250,856
Core Plus Bond, Class W
57,279,443 12,529,785 8,259,100 (177,391) 1,840,717 63,213,454 1,532,467
Dividend Growth, Class R6
302,943,434 5,670,240 36,746,768 4,390,963 36,906,048 313,163,917 1,858,703
Dividend Value, Class R6
291,835,182 23,919,470 22,030,133 759,534 28,129,407 322,613,460 2,397,581
Emerging Markets Debt, Class W
8,319,149 1,918,987 1,481,733 9,780 331,621 9,097,804 290,877
Emerging Markets Equity, Class W
183,636,680 29,185,082 24,258,780 (1,124,189) 6,609,533 194,048,326 –
Growth Opportunities ETF
357,298,670 3,300,575 57,240,986 9,850,420 42,113,212 355,321,891 –
High Yield, Class W
8,742,392 1,833,893 1,087,287 7,647 257,287 9,753,932 330,824
International Bond, Class W
9,135,013 2,193,552 1,662,319 13,214 506,478 10,185,938 –
International Equity, Class W
483,871,786 32,267,749 37,606,598 2,820,615 (9,219,039) 472,134,513 –
International Opportunities, Class W
285,730,721 20,126,727 20,714,540 (569,330) 2,832,892 287,406,470 –
Large Cap Growth, Class W
359,626,037 5,664,509 58,247,625 16,391,144 33,188,495 356,622,560 –
Large Cap Value, Class W
290,691,920 23,464,477 27,670,280 1,383,443 36,315,459 324,185,019 –
Quant International Small Cap Equity, Class W
155,838,095 9,430,705 11,091,462 324,175 1,086,299 155,587,812 –
Quant Small Cap Equity, Class W
68,978,896 644,202 10,832,898 2,302,214 9,218,781 70,311,195 –
Quant Small/Mid Cap Equity, Class W
82,040,817 444,792 10,801,621 2,806,766 11,055,206 85,545,960 –
Nuveen Real Property Fund LP
a
160,945,252 9,648,415 5,984,309 (2,287,212) (8,893,651) 153,428,495 14,397,247
$3,500,560,407 $205,462,853 $376,611,396 $42,173,198 $227,285,154 $3,598,870,216 $25,381,386

75
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Dividend
Income
Lifecycle 2055
Nuveen Funds:
Core Bond, Class W
$ 35,142,441 $ 12,803,522 $ 8,203,256 $ (17,432) $ 1,029,922 $ 40,755,197 $ 919,850
Core Equity, Class W
153,773,771 3,360,061 10,884,603 1,150,753 18,393,953 165,793,935 1,162,311
Core Plus Bond, Class W
21,768,666 7,347,331 4,440,857 (15,957) 668,648 25,327,831 607,989
Dividend Growth, Class R6
154,847,847 8,090,317 18,228,698 1,354,935 20,095,584 166,159,985 959,759
Dividend Value, Class R6
148,418,726 14,454,865 8,846,310 249,744 14,804,820 169,081,845 1,237,100
Emerging Markets Debt, Class W
3,161,134 934,084 578,691 2,533 133,299 3,652,359 114,433
Emerging Markets Equity, Class W
93,951,862 17,620,617 11,998,648 (584,837) 3,324,579 102,313,573 –
Growth Opportunities ETF
182,373,349 2,447,006 25,203,965 4,082,759 22,720,412 186,419,561 –
High Yield, Class W
3,337,260 1,157,274 739,895 3,860 100,989 3,859,488 131,661
International Bond, Class W
3,470,825 1,299,229 908,600 5,472 199,283 4,066,209 –
International Equity, Class W
246,921,357 22,692,329 17,273,304 648,331 (4,011,880) 248,976,833 –
International Opportunities, Class W
145,891,467 13,075,521 9,108,030 (301,840) 1,531,262 151,088,380 –
Large Cap Growth, Class W
183,410,530 5,315,367 26,391,262 4,829,630 20,854,605 188,018,870 –
Large Cap Value, Class W
148,404,416 14,126,675 12,300,246 459,121 19,206,233 169,896,199 –
Quant International Small Cap Equity, Class W
79,520,416 6,552,775 4,557,397 (17,727) 734,288 82,232,355 –
Quant Small Cap Equity, Class W
35,215,143 935,079 5,193,887 761,096 5,228,859 36,946,290 –
Quant Small/Mid Cap Equity, Class W
41,876,006 843,947 5,174,000 1,017,785 6,185,841 44,749,579 –
Nuveen Real Property Fund LP
a
81,032,584 6,861,997 2,711,971 (1,066,409) (4,557,774) 79,558,427 7,277,530
$1,762,517,800 $139,917,996 $172,743,620 $12,561,817 $126,642,923 $1,868,896,916 $12,410,633
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Dividend
Income
Lifecycle 2060
Nuveen Funds:
Core Bond, Class W
$ 9,842,758 $ 5,680,468 $ 3,019,550 $ (11,035) $ 301,157 $ 12,793,798 $ 280,968
Core Equity, Class W
64,809,478 5,190,062 3,693,035 17,934 8,573,095 74,897,534 501,203
Core Plus Bond, Class W
6,101,307 3,253,797 1,602,558 (5,451) 195,075 7,942,170 185,822
Dividend Growth, Class R6
65,642,739 7,551,346 7,477,141 251,449 9,077,695 75,046,088 415,795
Dividend Value, Class R6
62,278,337 9,876,884 2,484,332 (19,746) 6,632,375 76,283,518 534,914
Emerging Markets Debt, Class W
884,897 429,650 185,868 460 41,880 1,171,019 34,016
Emerging Markets Equity, Class W
39,693,845 9,278,413 3,870,585 (241,921) 1,342,812 46,202,564 –
Growth Opportunities ETF
76,825,131 2,734,126 7,314,206 904,200 10,683,962 83,833,213 –
High Yield, Class W
931,342 489,380 225,696 1,167 31,347 1,227,540 40,398
International Bond, Class W
973,181 554,353 297,070 1,576 60,995 1,293,035 –
International Equity, Class W
103,807,630 15,213,773 5,456,792 19,410 (1,512,326) 112,071,695 –
International Opportunities, Class W
61,606,835 9,251,683 3,475,904 (160,738) 725,323 67,947,199 –
Large Cap Growth, Class W
77,237,417 5,645,405 9,227,370 583,092 10,599,801 84,838,345 –
Large Cap Value, Class W
62,555,817 10,117,747 4,547,614 38,350 8,620,670 76,784,970 –
Quant International Small Cap Equity, Class W
33,552,681 4,296,890 1,067,437 (9,702) 289,627 37,062,059 –
Quant Small Cap Equity, Class W
14,843,832 1,046,803 1,850,192 82,941 2,560,702 16,684,086 –
Quant Small/Mid Cap Equity, Class W
17,649,286 910,464 1,573,702 116,748 3,073,084 20,175,880 –
Nuveen Real Property Fund LP
a
33,695,865 4,827,167 763,035 (338,992) (1,984,171) 35,436,834 3,046,833
$732,932,378 $96,348,411 $58,132,087 $1,229,742 $59,313,103 $831,691,547 $5,039,949

Notes to Financial Statements
(continued)
76
9. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
10. Line of Credit
The Funds participated in a $1 billion unsecured revolving credit facility that could be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The facility was entered into on June 13, 2023, and expired on June 11, 2024.
Certain affiliated accounts, each of which is managed by the Adviser, or an affiliate of the Adviser, also participated in this facility. An annual commitment fee for the credit facility was borne by the participating accounts on a pro rata basis. Interest associated with any borrowing under the facility was charged to the borrowing accounts at a specified rate of interest. The Funds were not liable for borrowings under the facility by other affiliated accounts. There were no borrowings under this credit facility by the Funds during the current fiscal period.
During June 2024, the Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes), and replaces the previous facility. Each
Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below)
based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2025.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Dividend
Income
Lifecycle 2065
Nuveen Funds:
Core Bond, Class W
$ 635,532 $ 1,126,094 $ 736,361 $ (685) $ 23,404 $ 1,047,984 $ 22,086
Core Equity, Class W
8,100,722 2,610,591 1,230,575 7,782 1,149,285 10,637,805 65,259
Core Plus Bond, Class W
393,646 662,787 422,185 3 15,040 649,291 14,673
Dividend Growth, Class R6
8,169,619 2,701,540 1,449,812 16,381 1,229,125 10,666,853 54,116
Dividend Value, Class R6
7,788,700 3,425,406 1,261,445 4,044 904,589 10,861,294 69,817
Emerging Markets Debt, Class W
57,126 89,720 56,290 309 3,435 94,300 2,528
Emerging Markets Equity, Class W
4,988,599 2,326,067 832,408 (4,326) 115,498 6,593,430 –
Growth Opportunities ETF
9,615,927 1,821,365 1,019,948 17,206 1,494,101 11,928,651 –
High Yield, Class W
60,318 93,319 57,169 319 2,421 99,208 3,194
International Bond, Class W
62,630 110,571 73,767 240 4,617 104,291 –
International Equity, Class W
12,932,219 5,292,166 2,015,382 (16,372) (181,295) 16,011,336 –
International Opportunities, Class W
7,693,778 3,213,128 1,319,348 (11,744) 78,264 9,654,078 –
Large Cap Growth, Class W
9,655,831 3,469,746 2,546,775 1,380 1,469,570 12,049,752 –
Large Cap Value, Class W
7,822,425 3,079,313 1,181,092 4,928 1,178,915 10,904,489 –
Quant International Small Cap Equity, Class W
4,196,524 1,651,610 610,220 (455) 41,471 5,278,930 –
Quant Small Cap Equity, Class W
1,856,160 489,285 344,050 2,608 360,729 2,364,732 –
Quant Small/Mid Cap Equity, Class W
2,206,131 562,055 355,848 5,194 437,716 2,855,248 –
Nuveen Real Property Fund LP
a
4,155,605 1,349,839 258,049 (105,159) (179,172) 4,963,064 381,455
$90,391,492 $34,074,602 $15,770,724 $(78,347) $8,147,713 $116,764,736 $613,128
a Restricted security

77
There were no borrowings under this credit facility by the Funds during the current fiscal period.

1
Item 7. Financial Statements and Financial Highlights for Open-
End Management Investment Companies

Lifecycle Index Retirement Income
Portfolio of Investments November 30, 2024
2
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—39.6%
28,628,239
Nuveen Bond Index Fund, Class W $ 277,121,355
TOTAL FIXED INCOME 277,121,355
INFLATION-PROTECTED ASSETS—9.9%
6,492,833
Nuveen Inflation Linked Bond Fund, Class W 69,018,813
TOTAL INFLATION-PROTECTED ASSETS 69,018,813
INTERNATIONAL EQUITY—13.7%
2,718,618
Nuveen Emerging Markets Equity Index Fund, Class W 30,502,893
2,801,143
Nuveen International Equity Index Fund, Class W 65,462,705
TOTAL INTERNATIONAL EQUITY 95,965,598
SHORT-TERM FIXED INCOME—9.8%
7,145,662
Nuveen Short Term Bond Index Fund, Class W 68,741,273
TOTAL SHORT-TERM FIXED INCOME 68,741,273
U.S. EQUITY—26.8%
4,353,640
Nuveen Equity Index Fund, Class W 187,206,510
TOTAL U.S. EQUITY 187,206,510
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $573,843,754) 698,053,549
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$280,000 (b) Fixed Income Clearing Corporation 4 .580% 12/02/24 280,000
TOTAL REPURCHASE AGREEMENT 280,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $280,000) 280,000
TOTAL INVESTMENTS—99.8%
(Cost $574,123,754) 698,333,549
OTHER ASSETS & LIABILITIES, NET—0.2% 1,652,592
NET ASSETS—100.0% $ 699,986,141
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.580% dated 11/29/24 to be repurchased at $280,107 on 12/2/24, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity date 11/28/25, valued at $285,643.

Portfolio of Investments November 30, 2024
Lifecycle Index 2010
3
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—39.7%
27,029,516
Nuveen Bond Index Fund, Class W $ 261,645,712
TOTAL FIXED INCOME 261,645,712
INFLATION-PROTECTED ASSETS—9.9%
6,131,989
Nuveen Inflation Linked Bond Fund, Class W 65,183,048
TOTAL INFLATION-PROTECTED ASSETS 65,183,048
INTERNATIONAL EQUITY—12.3%
2,292,254
Nuveen Emerging Markets Equity Index Fund, Class W 25,719,091
2,361,968
Nuveen International Equity Index Fund, Class W 55,199,195
TOTAL INTERNATIONAL EQUITY 80,918,286
SHORT-TERM FIXED INCOME—14.1%
9,704,921
Nuveen Short Term Bond Index Fund, Class W 93,361,340
TOTAL SHORT-TERM FIXED INCOME 93,361,340
U.S. EQUITY—23.8%
3,657,061
Nuveen Equity Index Fund, Class W 157,253,629
TOTAL U.S. EQUITY 157,253,629
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $531,780,742) 658,362,015
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.3%
REPURCHASE AGREEMENT—0.3%
$1,680,000 (b) Fixed Income Clearing Corporation 4 .580% 12/02/24 1,680,000
TOTAL REPURCHASE AGREEMENT 1,680,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,680,000) 1,680,000
TOTAL INVESTMENTS—100.1%
(Cost $533,460,742) 660,042,015
OTHER ASSETS & LIABILITIES, NET—(0.1)% (759,971)
NET ASSETS—100.0% $ 659,282,044
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.580% dated 11/29/24 to be repurchased at $1,680,641 on 12/2/24, collateralized by Government Agency
Securities, with coupon rate 0.125% and maturity date 10/15/25, valued at $1,713,667.

Lifecycle Index 2015
Portfolio of Investments November 30, 2024
4
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—39.5%
43,257,893
Nuveen Bond Index Fund, Class W $ 418,736,406
TOTAL FIXED INCOME 418,736,406
INFLATION-PROTECTED ASSETS—9.6%
9,589,085
Nuveen Inflation Linked Bond Fund, Class W 101,931,969
TOTAL INFLATION-PROTECTED ASSETS 101,931,969
INTERNATIONAL EQUITY—14.0%
4,185,443
Nuveen Emerging Markets Equity Index Fund, Class W 46,960,670
4,314,113
Nuveen International Equity Index Fund, Class W 100,820,820
TOTAL INTERNATIONAL EQUITY 147,781,490
SHORT-TERM FIXED INCOME—9.6%
10,554,012
Nuveen Short Term Bond Index Fund, Class W 101,529,597
TOTAL SHORT-TERM FIXED INCOME 101,529,597
U.S. EQUITY—27.2%
6,702,003
Nuveen Equity Index Fund, Class W 288,186,121
TOTAL U.S. EQUITY 288,186,121
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $824,416,319) 1,058,165,583
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$750,000 (b) Fixed Income Clearing Corporation 4 .580% 12/02/24 750,000
TOTAL REPURCHASE AGREEMENT 750,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $750,000) 750,000
TOTAL INVESTMENTS—100.0%
(Cost $825,166,319) 1,058,915,583
OTHER ASSETS & LIABILITIES, NET—0.0% 462,839
NET ASSETS—100.0% $ 1,059,378,422
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.580% dated 11/29/24 to be repurchased at $750,286 on 12/2/24, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 10/15/25, valued at $765,227.

Portfolio of Investments November 30, 2024
Lifecycle Index 2020
5
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—38.5%
123,882,771
Nuveen Bond Index Fund, Class W $ 1,199,185,221
TOTAL FIXED INCOME 1,199,185,221
INFLATION-PROTECTED ASSETS—7.6%
22,392,079
Nuveen Inflation Linked Bond Fund, Class W 238,027,800
TOTAL INFLATION-PROTECTED ASSETS 238,027,800
INTERNATIONAL EQUITY—15.7%
13,827,873
Nuveen Emerging Markets Equity Index Fund, Class W 155,148,732
14,235,387
Nuveen International Equity Index Fund, Class W 332,680,989
TOTAL INTERNATIONAL EQUITY 487,829,721
SHORT-TERM FIXED INCOME—7.6%
24,648,645
Nuveen Short Term Bond Index Fund, Class W 237,119,964
TOTAL SHORT-TERM FIXED INCOME 237,119,964
U.S. EQUITY—30.5%
22,098,328
Nuveen Equity Index Fund, Class W 950,228,112
TOTAL U.S. EQUITY 950,228,112
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $2,414,076,581) 3,112,390,818
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$4,510,000 (b) Fixed Income Clearing Corporation 4 .580% 12/02/24 4,510,000
TOTAL REPURCHASE AGREEMENT 4,510,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,510,000) 4,510,000
TOTAL INVESTMENTS—100.0%
(Cost $2,418,586,581) 3,116,900,818
OTHER ASSETS & LIABILITIES, NET—(0.0)% (769,543)
NET ASSETS—100.0% $ 3,116,131,275
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.580% dated 11/29/24 to be repurchased at $4,511,721 on 12/2/24, collateralized by Government Agency
Securities, with coupon rate 0.000% and maturity date 11/28/25, valued at $4,600,244.

Lifecycle Index 2025
Portfolio of Investments November 30, 2024
6
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—37.1%
237,236,459
Nuveen Bond Index Fund, Class W $ 2,296,448,921
TOTAL FIXED INCOME 2,296,448,921
INFLATION-PROTECTED ASSETS—5.6%
32,968,612
Nuveen Inflation Linked Bond Fund, Class W 350,456,341
TOTAL INFLATION-PROTECTED ASSETS 350,456,341
INTERNATIONAL EQUITY—17.4%
30,644,122
Nuveen Emerging Markets Equity Index Fund, Class W 343,827,051
31,574,663
Nuveen International Equity Index Fund, Class W 737,899,874
TOTAL INTERNATIONAL EQUITY 1,081,726,925
SHORT-TERM FIXED INCOME—5.6%
36,282,581
Nuveen Short Term Bond Index Fund, Class W 349,038,426
TOTAL SHORT-TERM FIXED INCOME 349,038,426
U.S. EQUITY—34.1%
49,082,926
Nuveen Equity Index Fund, Class W 2,110,565,834
TOTAL U.S. EQUITY 2,110,565,834
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $4,785,478,516) 6,188,236,447
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$4,190,000 (b) Fixed Income Clearing Corporation 4 .580% 12/02/24 4,190,000
TOTAL REPURCHASE AGREEMENT 4,190,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,190,000) 4,190,000
TOTAL INVESTMENTS—99.9%
(Cost $4,789,668,516) 6,192,426,447
OTHER ASSETS & LIABILITIES, NET—0.1% 3,362,532
NET ASSETS—100.0% $ 6,195,788,979
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.580% dated 11/29/24 to be repurchased at $4,191,599 on 12/2/24, collateralized by Government Agency
Securities, with coupon rate 0.000% and maturity date 11/28/25, valued at $4,273,959.

Portfolio of Investments November 30, 2024
Lifecycle Index 2030
7
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—33.0%
297,253,908
Nuveen Bond Index Fund, Class W $ 2,877,417,834
TOTAL FIXED INCOME 2,877,417,834
INFLATION-PROTECTED ASSETS—3.7%
30,153,648
Nuveen Inflation Linked Bond Fund, Class W 320,533,281
TOTAL INFLATION-PROTECTED ASSETS 320,533,281
INTERNATIONAL EQUITY—20.2%
49,705,944
Nuveen Emerging Markets Equity Index Fund, Class W 557,700,689
51,263,622
Nuveen International Equity Index Fund, Class W 1,198,030,838
TOTAL INTERNATIONAL EQUITY 1,755,731,527
SHORT-TERM FIXED INCOME—3.7%
33,183,598
Nuveen Short Term Bond Index Fund, Class W 319,226,216
TOTAL SHORT-TERM FIXED INCOME 319,226,216
U.S. EQUITY—39.3%
79,621,700
Nuveen Equity Index Fund, Class W 3,423,733,094
TOTAL U.S. EQUITY 3,423,733,094
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $6,498,743,653) 8,696,641,952
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$10,010,000 (b) Fixed Income Clearing Corporation 4 .580% 12/02/24 10,010,000
TOTAL REPURCHASE AGREEMENT 10,010,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,010,000) 10,010,000
TOTAL INVESTMENTS—100.0%
(Cost $6,508,753,653) 8,706,651,952
OTHER ASSETS & LIABILITIES, NET—0.0% 622,409
NET ASSETS—100.0% $ 8,707,274,361
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.580% dated 11/29/24 to be repurchased at $10,013,820 on 12/2/24, collateralized by Government Agency
Securities, with coupon rate 0.000% and maturity date 11/28/25, valued at $10,210,255.

Lifecycle Index 2035
Portfolio of Investments November 30, 2024
8
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—28.6%
275,282,913
Nuveen Bond Index Fund, Class W $ 2,664,738,594
TOTAL FIXED INCOME 2,664,738,594
INFLATION-PROTECTED ASSETS—1.7%
15,028,578
Nuveen Inflation Linked Bond Fund, Class W 159,753,781
TOTAL INFLATION-PROTECTED ASSETS 159,753,781
INTERNATIONAL EQUITY—23.0%
60,861,536
Nuveen Emerging Markets Equity Index Fund, Class W 682,866,429
62,740,719
Nuveen International Equity Index Fund, Class W 1,466,250,602
TOTAL INTERNATIONAL EQUITY 2,149,117,031
SHORT-TERM FIXED INCOME—1.7%
16,543,673
Nuveen Short Term Bond Index Fund, Class W 159,150,131
TOTAL SHORT-TERM FIXED INCOME 159,150,131
U.S. EQUITY—44.9%
97,550,774
Nuveen Equity Index Fund, Class W 4,194,683,301
TOTAL U.S. EQUITY 4,194,683,301
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $6,696,213,732) 9,327,442,838
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$8,940,000 (b) Fixed Income Clearing Corporation 4 .580% 12/02/24 8,940,000
TOTAL REPURCHASE AGREEMENT 8,940,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,940,000) 8,940,000
TOTAL INVESTMENTS—100.0%
(Cost $6,705,153,732) 9,336,382,838
OTHER ASSETS & LIABILITIES, NET—0.0% 1,409,901
NET ASSETS—100.0% $ 9,337,792,739
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.580% dated 11/29/24 to be repurchased at $8,943,412 on 12/2/24, collateralized by Government Agency
Securities, with coupon rate 0.000% and maturity date 11/28/25, valued at $9,118,820.

Portfolio of Investments November 30, 2024
Lifecycle Index 2040
9
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—20.6%
209,987,625
Nuveen Bond Index Fund, Class W $ 2,032,680,206
TOTAL FIXED INCOME 2,032,680,206
INTERNATIONAL EQUITY—26.9%
75,083,552
Nuveen Emerging Markets Equity Index Fund, Class W 842,437,452
77,371,758
Nuveen International Equity Index Fund, Class W 1,808,177,982
TOTAL INTERNATIONAL EQUITY 2,650,615,434
U.S. EQUITY—52.4%
120,260,296
Nuveen Equity Index Fund, Class W 5,171,192,747
TOTAL U.S. EQUITY 5,171,192,747
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $6,615,213,350) 9,854,488,387
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$12,210,000 (b) Fixed Income Clearing Corporation 4 .580% 12/02/24 12,210,000
TOTAL REPURCHASE AGREEMENT 12,210,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,210,000) 12,210,000
TOTAL INVESTMENTS—100.0%
(Cost $6,627,423,350) 9,866,698,387
OTHER ASSETS & LIABILITIES, NET—0.0% 1,816,076
NET ASSETS—100.0% $ 9,868,514,463
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.580% dated 11/29/24 to be repurchased at $12,214,660 on 12/2/24, collateralized by Government Agency
Securities, with coupon rate 0.000% and maturity date 11/28/25, valued at $12,454,374.

Lifecycle Index 2045
Portfolio of Investments November 30, 2024
10
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—13.2%
114,481,763
Nuveen Bond Index Fund, Class W $ 1,108,183,464
TOTAL FIXED INCOME 1,108,183,464
INTERNATIONAL EQUITY—29.3%
69,682,229
Nuveen Emerging Markets Equity Index Fund, Class W 781,834,614
71,781,445
Nuveen International Equity Index Fund, Class W 1,677,532,379
TOTAL INTERNATIONAL EQUITY 2,459,366,993
U.S. EQUITY—57.3%
111,650,823
Nuveen Equity Index Fund, Class W 4,800,985,377
TOTAL U.S. EQUITY 4,800,985,377
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $5,648,504,765) 8,368,535,834
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$8,440,000 (b) Fixed Income Clearing Corporation 4 .580% 12/02/24 8,440,000
TOTAL REPURCHASE AGREEMENT 8,440,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,440,000) 8,440,000
TOTAL INVESTMENTS—99.9%
(Cost $5,656,944,765) 8,376,975,834
OTHER ASSETS & LIABILITIES, NET—0.1% 5,013,635
NET ASSETS—100.0% $ 8,381,989,469
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.580% dated 11/29/24 to be repurchased at $8,443,221 on 12/2/24, collateralized by Government Agency
Securities, with coupon rate 0.000% and maturity date 11/28/25, valued at $8,608,976.

Portfolio of Investments November 30, 2024
Lifecycle Index 2050
11
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—9.7%
71,155,797
Nuveen Bond Index Fund, Class W $ 688,788,113
TOTAL FIXED INCOME 688,788,113
INTERNATIONAL EQUITY—30.6%
61,954,017
Nuveen Emerging Markets Equity Index Fund, Class W 695,124,069
63,726,404
Nuveen International Equity Index Fund, Class W 1,489,286,056
TOTAL INTERNATIONAL EQUITY 2,184,410,125
U.S. EQUITY—59.6%
99,093,946
Nuveen Equity Index Fund, Class W 4,261,039,675
TOTAL U.S. EQUITY 4,261,039,675
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $4,826,416,776) 7,134,237,913
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$8,970,000 (b) Fixed Income Clearing Corporation 4 .580% 12/02/24 8,970,000
TOTAL REPURCHASE AGREEMENT 8,970,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,970,000) 8,970,000
TOTAL INVESTMENTS—100.0%
(Cost $4,835,386,776) 7,143,207,913
OTHER ASSETS & LIABILITIES, NET—0.0% 2,936,528
NET ASSETS—100.0% $ 7,146,144,441
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.580% dated 11/29/24 to be repurchased at $8,973,424 on 12/2/24, collateralized by Government Agency
Securities, with coupon rate 0.000% and maturity date 11/28/25, valued at $9,149,541.

Lifecycle Index 2055
Portfolio of Investments November 30, 2024
12
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—8.4%
38,141,210
Nuveen Bond Index Fund, Class W $ 369,206,916
TOTAL FIXED INCOME 369,206,916
INTERNATIONAL EQUITY—31.0%
38,579,362
Nuveen Emerging Markets Equity Index Fund, Class W 432,860,438
39,681,392
Nuveen International Equity Index Fund, Class W 927,354,136
TOTAL INTERNATIONAL EQUITY 1,360,214,574
U.S. EQUITY—60.4%
61,672,870
Nuveen Equity Index Fund, Class W 2,651,933,428
TOTAL U.S. EQUITY 2,651,933,428
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $3,115,949,016) 4,381,354,918
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$6,790,000 (b) Fixed Income Clearing Corporation 4 .580% 12/02/24 6,790,000
TOTAL REPURCHASE AGREEMENT 6,790,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,790,000) 6,790,000
TOTAL INVESTMENTS—100.0%
(Cost $3,122,739,016) 4,388,144,918
OTHER ASSETS & LIABILITIES, NET—(0.0)% (183,893)
NET ASSETS—100.0% $ 4,387,961,025
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.580% dated 11/29/24 to be repurchased at $6,792,592 on 12/2/24, collateralized by Government Agency
Securities, with coupon rate 0.000% and maturity date 11/28/25, valued at $6,925,838.

Portfolio of Investments November 30, 2024
Lifecycle Index 2060
13
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—7.2%
18,492,063
Nuveen Bond Index Fund, Class W $ 179,003,168
TOTAL FIXED INCOME 179,003,168
INTERNATIONAL EQUITY—31.4%
22,180,802
Nuveen Emerging Markets Equity Index Fund, Class W 248,868,601
22,803,597
Nuveen International Equity Index Fund, Class W 532,920,052
TOTAL INTERNATIONAL EQUITY 781,788,653
U.S. EQUITY—61.2%
35,494,544
Nuveen Equity Index Fund, Class W 1,526,265,383
TOTAL U.S. EQUITY 1,526,265,383
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $1,862,792,616) 2,487,057,204
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$5,410,000 (b) Fixed Income Clearing Corporation 4 .580% 12/02/24 5,410,000
TOTAL REPURCHASE AGREEMENT 5,410,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,410,000) 5,410,000
TOTAL INVESTMENTS—100.0%
(Cost $1,868,202,616) 2,492,467,204
OTHER ASSETS & LIABILITIES, NET—(0.0)% (386,367)
NET ASSETS—100.0% $ 2,492,080,837
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.580% dated 11/29/24 to be repurchased at $5,412,065 on 12/2/24, collateralized by Government Agency
Securities, with coupon rate 0.000% and maturity date 11/28/25, valued at $5,518,231.

Lifecycle Index 2065
Portfolio of Investments November 30, 2024
14
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.6%(a)
FIXED INCOME—6.0%
2,859,402
Nuveen Bond Index Fund, Class W $ 27,679,012
TOTAL FIXED INCOME 27,679,012
INTERNATIONAL EQUITY—31.7%
4,192,136
Nuveen Emerging Markets Equity Index Fund, Class W 47,035,763
4,306,308
Nuveen International Equity Index Fund, Class W 100,638,420
TOTAL INTERNATIONAL EQUITY 147,674,183
U.S. EQUITY—61.9%
6,701,310
Nuveen Equity Index Fund, Class W 288,156,340
TOTAL U.S. EQUITY 288,156,340
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $382,292,411) 463,509,535
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$660,000 (b) Fixed Income Clearing Corporation 4 .580% 12/02/24 660,000
TOTAL REPURCHASE AGREEMENT 660,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $660,000) 660,000
TOTAL INVESTMENTS—99.7%
(Cost $382,952,411) 464,169,535
OTHER ASSETS & LIABILITIES, NET—0.3% 1,263,828
NET ASSETS—100.0% $ 465,433,363
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.580% dated 11/29/24 to be repurchased at $660,252 on 12/2/24, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity date 11/28/25, valued at $673,370.

Statement of Assets and Liabilities
See Notes to Financial Statements
16
November 30, 2024 (Unaudited)
14.1
Lifecycle Index
Retirement Income
14.2
Lifecycle Index 2010
14.3
Lifecycle Index 2015
14.4
Lifecycle Index 2020
ASSETS
Affiliated investments, at value
‡
$ 698,053,549 $ 658,362,015 $ 1,058,165,583 $ 3,112,390,818
Short-term investments, at value
#
280,000 1,680,000 750,000 4,510,000
Cash 3,819 243 9,272 7,660
Receivables:
Dividends 1,058,908 1,111,331 1,606,549 4,407,192
Interest 71 427 191 1,148
Investments sold 2,354,078 2,038,941 3,736,818 11,648,685
Reimbursement from Adviser 85,802 82,497 109,756 248,429
Shares sold 2,379,177 340,133 300,958 1,470,229
Other 23,476 42,864 74,503 154,042
Total assets 704,238,880 663,658,451 1,064,753,630 3,134,838,203
LIABILITIES
Due to affiliates 4,414 3,842 4,309 6,687
Payables:
Management fees 96,589 92,058 147,458 423,757
Investments purchased - regular settlement 2,929,214 4,099,485 4,940,002 17,177,858
Shares redeemed 1,123,982 58,002 110,148 746,140
Service agreement fees 9,178 11,655 16,804 44,784
Accrued expenses:
Custodian fees 2,469 2,492 2,466 2,494
Professional fees 7,734 7,718 7,806 8,240
Shareholder reporting expenses 19,362 22,360 26,931 54,760
Shareholder servicing agent fees 6,155 4,687 5,212 7,749
Trustees fees 26,586 45,643 79,150 167,734
12b-1 distribution and service fees 406 2,244 3,541 8,888
Other 26,650 26,221 31,381 57,837
Total liabilities 4,252,739 4,376,407 5,375,208 18,706,928
Net assets $ 699,986,141 $ 659,282,044 $ 1,059,378,422 $ 3,116,131,275
NET ASSETS CONSIST OF:
Paid-in capital $ 589,571,275 $ 525,138,983 $ 798,542,708 $ 2,340,255,384
Total distributable earnings (loss) 110,414,866 134,143,061 260,835,714 775,875,891
Net assets $ 699,986,141 $ 659,282,044 $ 1,059,378,422 $ 3,116,131,275
‡
Affiliated investments, cost $ 573,843,754 $ 531,780,742 $ 824,416,319 $ 2,414,076,581
#
Short-term investments, cost 280,000 1,680,000 750,000 4,510,000
CLASS I:
Net assets $ 2,288,126 $ 1,059,476 $ 1,241,967 $ 7,939,705
Shares outstanding 135,648 60,122 66,537 387,213
Net asset value ("NAV") and offering price per share $ 16 .87 $ 17 .62 $ 18 .67 $ 20 .50
PREMIER CLASS:
Net assets $ 3,335,340 $ 18,256,355 $ 28,948,793 $ 73,259,158
Shares outstanding 197,888 1,040,611 1,558,771 3,587,714
NAV and offering price per share $ 16 .85 $ 17 .54 $ 18 .57 $ 20 .42
CLASS R6:
Net assets $ 657,170,141 $ 586,494,824 $ 951,288,571 $ 2,844,347,905
Shares outstanding 38,949,225 33,276,476 50,922,962 138,425,769
NAV and offering price per share $ 16 .87 $ 17 .62 $ 18 .68 $ 20 .55
RETIREMENT CLASS:
Net assets $ 37,192,534 $ 53,471,389 $ 77,899,091 $ 190,584,507
Shares outstanding 2,209,415 3,067,758 4,211,006 9,372,926
NAV and offering price per share $ 16 .83 $ 17 .43 $ 18 .50 $ 20 .33
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements
17
14.5
Lifecycle Index 2025
14.6
Lifecycle Index 2030
14.7
Lifecycle Index 2035
14.8
Lifecycle Index 2040
14.9
Lifecycle Index 2045
15.01
Lifecycle Index 2050
$ 6,188,236,447 $ 8,696,641,952 $ 9,327,442,838 $ 9,854,488,387 $ 8,368,535,834 $ 7,134,237,913
4,190,000 10,010,000 8,940,000 12,210,000 8,440,000 8,970,000
2,211 3,490 4,385 5,740 9,907 4,063
8,034,803 9,588,791 8,370,153 5,932,605 3,234,866 2,011,594
1,066 2,547 2,275 3,107 2,148 2,282
25,894,372 39,074,249 46,435,689 50,365,617 43,280,060 36,126,135
432,006 561,947 569,576 558,678 489,972 426,565
3,983,727 4,985,868 5,491,556 6,918,624 8,040,357 8,664,156
205,945 235,562 227,424 246,556 162,764 128,215
6,230,980,577 8,761,104,406 9,397,483,896 9,930,729,314 8,432,195,908 7,190,570,923
9,929 12,278 12,031 12,614 11,755 10,908
819,898 1,115,354 1,161,521 1,189,781 1,003,249 852,255
31,419,677 49,372,150 53,901,533 58,307,944 46,420,340 39,878,373
2,404,609 2,674,498 3,964,738 2,030,165 2,240,893 3,234,140
88,004 117,586 107,806 103,617 89,813 74,012
2,477 2,477 2,478 2,481 2,481 2,487
8,856 9,315 9,409 9,499 9,192 8,944
86,054 104,986 107,757 115,181 100,263 95,938
8,902 10,020 9,787 10,569 9,871 10,505
232,223 270,786 264,387 285,349 195,136 155,569
16,562 21,716 25,660 26,082 18,690 13,265
94,407 118,879 124,050 121,569 104,756 90,086
35,191,598 53,830,045 59,691,157 62,214,851 50,206,439 44,426,482
$ 6,195,788,979 $ 8,707,274,361 $ 9,337,792,739 $ 9,868,514,463 $ 8,381,989,469 $ 7,146,144,441
$ 4,678,409,852 $ 6,503,554,614 $ 6,748,854,734 $ 6,735,845,304 $ 5,756,675,770 $ 4,923,602,411
1,517,379,127 2,203,719,747 2,588,938,005 3,132,669,159 2,625,313,699 2,222,542,030
$ 6,195,788,979 $ 8,707,274,361 $ 9,337,792,739 $ 9,868,514,463 $ 8,381,989,469 $ 7,146,144,441
$ 4,785,478,516 $ 6,498,743,653 $ 6,696,213,732 $ 6,615,213,350 $ 5,648,504,765 $ 4,826,416,776
4,190,000 10,010,000 8,940,000 12,210,000 8,440,000 8,970,000
$ 19,245,427 $ 35,675,772 $ 28,752,191 $ 28,606,477 $ 28,738,025 $ 24,410,310
837,610 1,398,424 1,020,342 931,412 888,739 740,121
$ 22 .98 $ 25 .51 $ 28 .18 $ 30 .71 $ 32 .34 $ 32 .98
$ 135,866,469 $ 179,107,760 $ 211,203,186 $ 214,275,322 $ 154,334,644 $ 110,139,143
5,928,551 7,049,569 7,527,698 7,011,092 4,788,844 3,353,399
$ 22 .92 $ 25 .41 $ 28 .06 $ 30 .56 $ 32 .23 $ 32 .84
$ 5,680,563,039 $ 8,029,491,335 $ 8,661,288,240 $ 9,208,223,551 $ 7,853,615,511 $ 6,720,595,011
246,517,702 313,943,479 306,538,112 299,158,521 242,165,854 203,228,370
$ 23 .04 $ 25 .58 $ 28 .26 $ 30 .78 $ 32 .43 $ 33 .07
$ 360,114,044 $ 462,999,494 $ 436,549,122 $ 417,409,113 $ 345,301,289 $ 290,999,977
15,805,245 18,316,665 15,638,660 13,718,627 10,777,228 8,913,037
$ 22 .78 $ 25 .28 $ 27 .91 $ 30 .43 $ 32 .04 $ 32 .65
Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
$ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
18
(continued)
(continued)
Statement of Assets and Liabilities
(continued)
November 30, 2024 (Unaudited)
15.1
Lifecycle Index 2055
15.2
Lifecycle Index 2060
15.3
Lifecycle Index 2065
ASSETS
Affiliated investments, at value
‡
$ 4,381,354,918 $ 2,487,057,204 $ 463,509,535
Short-term investments, at value
#
6,790,000 5,410,000 660,000
Cash 4,747 9,475 6,324
Receivables:
Dividends 1,074,747 521,243 79,580
Interest 1,728 1,377 168
Investments sold 22,031,752 12,840,345 2,374,637
Reimbursement from Adviser 300,662 199,986 73,893
Shares sold 6,196,653 3,729,019 1,576,659
Other 61,042 26,185 2,376
Total assets 4,417,816,249 2,509,794,834 468,283,172
LIABILITIES
Due to affiliates 8,229 5,897 3,699
Payables:
Management fees 521,162 295,674 54,355
Investments purchased - regular settlement 25,469,969 13,354,598 2,653,553
Shares redeemed 3,570,233 3,868,471 75,071
Service agreement fees 48,911 28,254 4,823
Accrued expenses:
Custodian fees 2,487 2,487 2,468
Professional fees 8,402 8,041 7,660
Shareholder reporting expenses 71,399 60,469 18,684
Shareholder servicing agent fees 9,686 9,429 3,379
Trustees fees 77,365 35,198 3,819
12b-1 distribution and service fees 5,806 3,681 388
Other 61,575 41,798 21,910
Total liabilities 29,855,224 17,713,997 2,849,809
Net assets $ 4,387,961,025 $ 2,492,080,837 $ 465,433,363
NET ASSETS CONSIST OF:
Paid-in capital $ 3,168,389,937 $ 1,894,395,938 $ 386,349,319
Total distributable earnings (loss) 1,219,571,088 597,684,899 79,084,044
Net assets $ 4,387,961,025 $ 2,492,080,837 $ 465,433,363
‡
Affiliated investments, cost $ 3,115,949,016 $ 1,862,792,616 $ 382,292,411
#
Short-term investments, cost 6,790,000 5,410,000 660,000
CLASS I:
Net assets $ 21,225,778 $ 14,344,237 $ 3,920,881
Shares outstanding 795,461 691,938 266,967
Net asset value ("NAV") and offering price per share $ 26 .68 $ 20 .73 $ 14 .69
PREMIER CLASS:
Net assets $ 48,127,396 $ 30,787,380 $ 3,366,648
Shares outstanding 1,806,663 1,487,850 229,443
NAV and offering price per share $ 26 .64 $ 20 .69 $ 14 .67
CLASS R6:
Net assets $ 4,141,692,836 $ 2,351,865,963 $ 445,312,633
Shares outstanding 154,822,404 113,254,773 29,915,922
NAV and offering price per share $ 26 .75 $ 20 .77 $ 14 .89
RETIREMENT CLASS:
Net assets $ 176,915,015 $ 95,083,257 $ 12,833,201
Shares outstanding 6,665,673 4,609,733 874,514
NAV and offering price per share $ 26 .54 $ 20 .63 $ 14 .67
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Operations
See Notes to Financial Statements
20
Six Months Ended November 30, 2024 (Unaudited)
14.1
Lifecycle Index
Retirement Income
14.2
Lifecycle Index
2010
14.3
Lifecycle Index
2015
14.4
Lifecycle Index
2020
14.5
Lifecycle Index
2025
INVESTMENT INCOME
Dividends from affiliated investments $ 8,372,225 $ 8,108,380 $ 12,113,579 $ 32,244,860 $ 55,730,140
Interest 21,154 16,223 19,948 50,396 124,071
Total investment income 8,393,379 8,124,603 12,133,527 32,295,256 55,854,211
EXPENSES
Management fees 617,967 556,688 905,937 2,607,033 4,977,512
12b-1 distribution and service fees — Premier Class 2,508 13,991 22,127 55,070 100,886
Shareholder servicing agent fees — Class I 1,333 602 666 4,583 10,570
Shareholder servicing agent fees — Premier Class 79 78 94 154 236
Shareholder servicing agent fees — Class R6 15,888 12,643 14,104 21,327 26,562
Shareholder servicing agent fees — Retirement Class 44,948 65,980 101,987 244,734 461,040
Administrative service fees 19,070 18,698 20,446 29,386 42,760
Trustees fees 8,524 7,420 12,264 36,388 71,752
Custodian expenses 3,705 3,742 3,707 3,743 3,724
Overdraft expense 6,249 2,429 4,015 4,010 3,146
Professional fees 8,338 8,302 8,468 9,328 10,631
Registration fees 63,401 62,803 62,555 64,309 73,010
Shareholder reporting expenses 26,190 28,087 31,607 53,158 78,426
Other 47,478 47,178 68,507 179,802 328,309
Total expenses 865,678 828,641 1,256,484 3,313,025 6,188,564
Expenses reimbursed by the investment adviser (153,426) (151,823) (164,034) (231,646) (318,637)
Fee waiver by investment adviser and Nuveen Securities (287,221) (260,752) (412,281) (1,152,749) (2,104,020)
Net expenses 425,031 416,066 680,169 1,928,630 3,765,907
Net investment income (loss) 7,968,348 7,708,537 11,453,358 30,366,626 52,088,304
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments – – – – –
Affiliated investments 9,338,994 7,431,669 21,212,636 61,021,656 98,670,739
Net realized gain (loss) 9,338,994 7,431,669 21,212,636 61,021,656 98,670,739
Change in unrealized appreciation (depreciation) on:
Affiliated investments 28,454,145 24,035,043 35,650,205 119,182,531 281,485,998
Net change in unrealized appreciation (depreciation) 28,454,145 24,035,043 35,650,205 119,182,531 281,485,998
Net realized and unrealized gain (loss) 37,793,139 31,466,712 56,862,841 180,204,187 380,156,737
Net increase (decrease) in net assets from operations $ 45,761,487 $ 39,175,249 $ 68,316,199 $ 210,570,813 $ 432,245,041

See Notes to Financial Statements
21
14.6
Lifecycle Index
2030
14.7
Lifecycle Index
2035
14.8
Lifecycle Index
2040
14.9
Lifecycle Index
2045
15.01
Lifecycle Index
2050
15.1
Lifecycle Index
2055
15.2
Lifecycle Index
2060
$ 62,983,179 $ 51,303,120 $ 33,785,190 $ 18,398,407 $ 11,474,031 $ 6,070,373 $ 2,914,071
230,550 271,492 278,342 256,014 228,728 160,941 103,608
63,213,729 51,574,612 34,063,532 18,654,421 11,702,759 6,231,314 3,017,679
6,662,147 6,869,065 7,009,532 5,871,953 4,963,280 3,006,800 1,689,013
129,948 154,574 157,347 108,673 77,893 33,848 21,097
18,066 14,821 14,586 14,861 11,637 10,199 6,936
294 358 336 253 216 150 115
30,646 30,816 32,733 30,105 30,147 25,994 23,802
579,535 543,835 515,524 427,133 359,675 215,082 115,014
53,208 55,909 58,037 51,756 46,316 34,442 26,458
98,798 105,234 110,850 93,725 79,474 48,104 27,136
3,725 3,725 3,727 3,727 3,733 3,733 3,733
1,216 439 878 181 109 93 332
11,689 11,966 11,680 11,080 10,545 9,370 9,085
83,182 92,215 77,625 76,874 72,722 42,295 66,780
94,952 99,703 105,736 101,537 101,805 98,485 84,834
430,063 437,704 450,849 378,315 321,898 195,691 111,899
8,197,469 8,420,364 8,549,440 7,170,173 6,079,450 3,724,286 2,186,234
(381,686) (397,793) (398,532) (363,047) (340,167) (259,992) (242,327)
(2,699,689) (2,658,033) (2,617,333) (2,181,375) (1,816,271) (1,101,772) (619,744)
5,116,094 5,364,538 5,533,575 4,625,751 3,923,012 2,362,522 1,324,163
58,097,635 46,210,074 28,529,957 14,028,670 7,779,747 3,868,792 1,693,516
– – – – – 1,946 609
57,045,865 50,731,035 39,913,684 7,554,447 1,573,055 (1,404,804) (714,516)
57,045,865 50,731,035 39,913,684 7,554,447 1,573,055 (1,402,858) (713,907)
519,230,631 621,285,814 748,274,598 699,263,634 615,358,064 379,422,060 215,476,194
519,230,631 621,285,814 748,274,598 699,263,634 615,358,064 379,422,060 215,476,194
576,276,496 672,016,849 788,188,282 706,818,081 616,931,119 378,019,202 214,762,287
$ 634,374,131 $ 718,226,923 $ 816,718,239 $ 720,846,751 $ 624,710,866 $ 381,887,994 $ 216,455,803

Statement of Operations
(continued)
See Notes to Financial Statements
22
(continued)
(continued)
Statement of Operations
(continued)
Six Months Ended November 30, 2024 (Unaudited)
15.3
Lifecycle Index 2065
INVESTMENT INCOME
Dividends from affiliated investments $ 422,080
Interest 31,459
Total investment income 453,539
EXPENSES
Management fees 294,738
12b-1 distribution and service fees — Premier Class 2,302
Shareholder servicing agent fees — Class I 1,896
Shareholder servicing agent fees — Premier Class 49
Shareholder servicing agent fees — Class R6 7,719
Shareholder servicing agent fees — Retirement Class 14,790
Administrative service fees 17,813
Trustees fees 4,782
Custodian expenses 3,692
Overdraft expense 56
Professional fees 7,730
Registration fees 68,372
Shareholder reporting expenses 43,761
Other 25,030
Total expenses 492,730
Expenses reimbursed by the investment adviser (159,694)
Fee waiver by investment adviser and Nuveen Securities (110,394)
Net expenses 222,642
Net investment income (loss) 230,897
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments 194
Affiliated investments (283,002)
Net realized gain (loss) (282,808)
Change in unrealized appreciation (depreciation) on:
Affiliated investments 37,977,204
Net change in unrealized appreciation (depreciation) 37,977,204
Net realized and unrealized gain (loss) 37,694,396
Net increase (decrease) in net assets from operations $ 37,925,293

Statement of Changes in Net Assets
See Notes to Financial Statements
24
14.1
Lifecycle Index Retirement Income
14.2
Lifecycle Index 2010
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
OPERATIONS
Net investment income (loss) $ 7,968,348 $ 19,181,416 $ 7,708,537 $ 18,170,266
Net realized gain (loss) 9,338,994 (1,863,287) 7,431,669 11,515,679
Net change in unrealized appreciation (depreciation) 28,454,145 50,865,338 24,035,043 28,715,167
Net increase (decrease) in net assets from operations 45,761,487 68,183,467 39,175,249 58,401,112
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class I (24,892) (66,654) – (40,636)
Premier Class (34,356) (89,487) – (640,813)
Class R6 (7,529,294) (17,810,107) – (18,866,826)
Retirement Class (344,196) (892,490) – (1,712,599)
Total distributions (7,932,738) (18,858,738) – (21,260,874)
FUND SHARE TRANSACTIONS
Subscriptions 107,423,798 228,699,434 63,864,950 102,244,672
Reinvestments of distributions 7,137,826 17,074,412 – 20,685,528
Redemptions (157,411,532) (206,207,587) (72,971,586) (161,485,076)
Net increase (decrease) from Fund share transactions (42,849,908) 39,566,259 (9,106,636) (38,554,876)
Net increase (decrease) in net assets (5,021,159) 88,890,988 30,068,613 (1,414,638)
Net assets at the beginning of period 705,007,300 616,116,312 629,213,431 630,628,069
Net assets at the end of period $ 699,986,141 $ 705,007,300 $ 659,282,044 $ 629,213,431

See Notes to Financial Statements
25
14.3
Lifecycle Index 2015
14.4
Lifecycle Index 2020
14.5
Lifecycle Index 2025
14.6
Lifecycle Index 2030
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
$ 11,453,358 $ 29,528,702 $ 30,366,626 $ 83,475,927 $ 52,088,304 $ 149,276,325 $ 58,097,635 $ 184,957,648
21,212,636 29,191,861 61,021,656 72,223,040 98,670,739 64,679,933 57,045,865 14,699,286
35,650,205 48,941,127 119,182,531 185,928,230 281,485,998 486,567,331 519,230,631 821,935,951
68,316,199 107,661,690 210,570,813 341,627,197 432,245,041 700,523,589 634,374,131 1,021,592,885
– – – – – – – –
– (51,579) – (344,758) – (516,749) – (787,909)
– (1,130,702) – (2,630,651) – (3,088,317) – (3,774,690)
– (37,227,345) – (95,417,147) – (134,076,644) – (165,971,088)
– (3,222,645) – (6,456,175) – (9,192,903) – (10,065,889)
– (41,632,271) – (104,848,731) – (146,874,613) – (180,599,576)
73,220,147 151,507,550 179,622,683 439,324,873 457,557,293 960,723,344 699,510,144 1,352,337,152
– 40,289,147 – 99,481,968 – 137,705,788 – 171,408,393
(129,502,631) (252,534,883) (357,821,699) (725,515,692) (646,023,776) (1,121,209,317) (645,095,198) (1,129,816,307)
(56,282,484) (60,738,186) (178,199,016) (186,708,851) (188,466,483) (22,780,185) 54,414,946 393,929,238
12,033,715 5,291,233 32,371,797 50,069,615 243,778,558 530,868,791 688,789,077 1,234,922,547
1,047,344,707 1,042,053,474 3,083,759,478 3,033,689,863 5,952,010,421 5,421,141,630 8,018,485,284 6,783,562,737
$ 1,059,378,422 $ 1,047,344,707 $ 3,116,131,275 $ 3,083,759,478 $ 6,195,788,979 $ 5,952,010,421 $ 8,707,274,361 $ 8,018,485,284

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
26
(continued)
(continued)
(continued)
Statement of Changes in Net Assets
(continued)
14.7
Lifecycle Index 2035
14.8
Lifecycle Index 2040
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
OPERATIONS
Net investment income (loss) $ 46,210,074 $ 180,176,861 $ 28,529,957 $ 176,760,375
Net realized gain (loss) 50,731,035 (474,339) 39,913,684 (6,246,244)
Net change in unrealized appreciation (depreciation) 621,285,814 1,005,567,850 748,274,598 1,226,215,207
Net increase (decrease) in net assets from operations 718,226,923 1,185,270,372 816,718,239 1,396,729,338
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class I – (567,772) – (538,589)
Premier Class – (3,857,289) – (3,954,076)
Class R6 – (154,914,286) – (156,485,700)
Retirement Class – (8,392,031) – (7,629,130)
Total distributions – (167,731,378) – (168,607,495)
FUND SHARE TRANSACTIONS
Subscriptions 770,379,865 1,550,811,050 752,391,116 1,499,345,228
Reinvestments of distributions – 159,535,720 – 162,404,648
Redemptions (608,687,101) (1,034,946,977) (574,752,911) (979,972,778)
Net increase (decrease) from Fund share transactions 161,692,764 675,399,793 177,638,205 681,777,098
Net increase (decrease) in net assets 879,919,687 1,692,938,787 994,356,444 1,909,898,941
Net assets at the beginning of period 8,457,873,052 6,764,934,265 8,874,158,019 6,964,259,078
Net assets at the end of period $ 9,337,792,739 $ 8,457,873,052 $ 9,868,514,463 $ 8,874,158,019

See Notes to Financial Statements
27
14.9
Lifecycle Index 2045
15.01
Lifecycle Index 2050
15.1
Lifecycle Index 2055
15.2
Lifecycle Index 2060
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
$ 14,028,670 $ 139,543,831 $ 7,779,747 $ 115,371,907 $ 3,868,792 $ 67,167,653 $ 1,693,516 $ 35,595,418
7,554,447 (18,462,193) 1,573,055 (18,290,248) (1,402,858) (10,682,424) (713,907) (7,554,269)
699,263,634 1,103,795,492 615,358,064 965,448,337 379,422,060 572,567,307 215,476,194 312,641,706
720,846,751 1,224,877,130 624,710,866 1,062,529,996 381,887,994 629,052,536 216,455,803 340,682,855
– – – – – – – –
– (509,242) – (420,271) – (357,393) – (243,062)
– (2,377,862) – (1,913,988) – (879,223) – (487,237)
– (126,387,605) – (111,468,488) – (64,935,523) – (34,405,231)
– (6,085,403) – (5,413,361) – (2,974,797) – (1,483,183)
– (135,360,112) – (119,216,108) – (69,146,936) – (36,618,713)
715,949,373 1,496,589,665 643,145,570 1,274,445,721 521,490,253 974,906,030 385,841,154 696,416,289
– 129,762,323 – 114,459,662 – 66,096,262 – 34,946,899
(474,202,424) (817,713,723) (386,661,954) (679,999,600) (263,798,568) (470,471,723) (188,323,155) (310,232,315)
241,746,949 808,638,265 256,483,616 708,905,783 257,691,685 570,530,569 197,517,999 421,130,873
962,593,700 1,898,155,283 881,194,482 1,652,219,671 639,579,679 1,130,436,169 413,973,802 725,195,015
7,419,395,769 5,521,240,486 6,264,949,959 4,612,730,288 3,748,381,346 2,617,945,177 2,078,107,035 1,352,912,020
$ 8,381,989,469 $ 7,419,395,769 $ 7,146,144,441 $ 6,264,949,959 $ 4,387,961,025 $ 3,748,381,346 $ 2,492,080,837 $ 2,078,107,035

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
28
(continued)
Statement of Changes in Net Assets
(continued)
15.3
Lifecycle Index 2065
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
OPERATIONS
Net investment income (loss) $ 230,897 $ 4,753,605
Net realized gain (loss) (282,808) (685,013)
Net change in unrealized appreciation (depreciation) 37,977,204 42,485,825
Net increase (decrease) in net assets from operations 37,925,293 46,554,417
DISTRIBUTIONS TO SHAREHOLDERS – –
Dividends:
Class I – (63,731)
Premier Class – (52,902)
Class R6 – (4,551,523)
Retirement Class – (144,162)
Total distributions – (4,812,318)
FUND SHARE TRANSACTIONS
Subscriptions 130,781,065 208,269,379
Reinvestments of distributions – 4,604,356
Redemptions (42,297,074) (43,759,994)
Net increase (decrease) from Fund share transactions 88,483,991 169,113,741
Net increase (decrease) in net assets 126,409,284 210,855,840
Net assets at the beginning of period 339,024,079 128,168,239
Net assets at the end of period $ 465,433,363 $ 339,024,079

Financial Highlights
See Notes to Financial Statements
30
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.1
Lifecycle Index Retirement Income
Class I:
11/30/24
#
$ 15 .99 $ 0 .18 $ 0 .87 $ 1 .05 $ ( 0 .17 ) $ — $ ( 0 .17 ) $ 16 .87
5/31/24 14 .90 0 .43 1 .08 1 .51 ( 0 .41 ) ( 0 .01 ) ( 0 .42 ) 15 .99
5/31/23 15 .47 0 .37 ( 0 .46 ) ( 0 .09 ) ( 0 .36 ) ( 0 .12 ) ( 0 .48 ) 14 .90
5/31/22 17 .19 0 .35 ( 1 .38 ) ( 1 .03 ) ( 0 .36 ) ( 0 .33 ) ( 0 .69 ) 15 .47
5/31/21 15 .10 0 .24 2 .18 2 .42 ( 0 .28 ) ( 0 .05 ) ( 0 .33 ) 17 .19
5/31/20 14 .31 0 .36 0 .79 1 .15 ( 0 .34 ) ( 0 .02 ) ( 0 .36 ) 15 .10
Premier Class:
11/30/24
#
15 .98 0 .17 0 .87 1 .04 ( 0 .17 ) — ( 0 .17 ) 16 .85
5/31/24 14 .89 0 .42 1 .08 1 .50 ( 0 .40 ) ( 0 .01 ) ( 0 .41 ) 15 .98
5/31/23 15 .46 0 .37 ( 0 .46 ) ( 0 .09 ) ( 0 .36 ) ( 0 .12 ) ( 0 .48 ) 14 .89
5/31/22 17 .18 0 .41 ( 1 .45 ) ( 1 .04 ) ( 0 .35 ) ( 0 .33 ) ( 0 .68 ) 15 .46
5/31/21 15 .09 0 .27 2 .14 2 .41 ( 0 .27 ) ( 0 .05 ) ( 0 .32 ) 17 .18
5/31/20 14 .30 0 .32 0 .82 1 .14 ( 0 .33 ) ( 0 .02 ) ( 0 .35 ) 15 .09
Class R6:
11/30/24
#
16 .00 0 .18 0 .87 1 .05 ( 0 .18 ) — ( 0 .18 ) 16 .87
5/31/24 14 .90 0 .44 1 .10 1 .54 ( 0 .43 ) ( 0 .01 ) ( 0 .44 ) 16 .00
5/31/23 15 .48 0 .39 ( 0 .47 ) ( 0 .08 ) ( 0 .38 ) ( 0 .12 ) ( 0 .50 ) 14 .90
5/31/22 17 .20 0 .36 ( 1 .37 ) ( 1 .01 ) ( 0 .38 ) ( 0 .33 ) ( 0 .71 ) 15 .48
5/31/21 15 .10 0 .28 2 .16 2 .44 ( 0 .29 ) ( 0 .05 ) ( 0 .34 ) 17 .20
5/31/20 14 .31 0 .34 0 .82 1 .16 ( 0 .35 ) ( 0 .02 ) ( 0 .37 ) 15 .10
Retirement Class:
11/30/24
#
15 .96 0 .16 0 .87 1 .03 ( 0 .16 ) — ( 0 .16 ) 16 .83
5/31/24 14 .87 0 .40 1 .09 1 .49 ( 0 .39 ) ( 0 .01 ) ( 0 .40 ) 15 .96
5/31/23 15 .44 0 .35 ( 0 .46 ) ( 0 .11 ) ( 0 .34 ) ( 0 .12 ) ( 0 .46 ) 14 .87
5/31/22 17 .16 0 .32 ( 1 .38 ) ( 1 .06 ) ( 0 .33 ) ( 0 .33 ) ( 0 .66 ) 15 .44
5/31/21 15 .07 0 .24 2 .16 2 .40 ( 0 .26 ) ( 0 .05 ) ( 0 .31 ) 17 .16
5/31/20 14 .28 0 .31 0 .81 1 .12 ( 0 .31 ) ( 0 .02 ) ( 0 .33 ) 15 .07
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are not annualized.
c
Percentage is annualized.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
31
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
6 .61% $ 2,288 0 .33%
c
0 .22%
c
2 .12%
c
8%
10 .27 2,418 0 .32 0 .20 2 .79 19
( 0 .45 ) 2,312 0 .31 0 .19 2 .52 24
( 6 .30 ) 2,699 0 .33 0 .20 2 .08 24
16 .16 2,242 0 .34 0 .20 1 .49 23
8 .08 989 0 .37 0 .22 2 .41 27
6 .54 3,335 0 .38
c
0 .25
c
2 .07
c
8
10 .20 3,307 0 .37 0 .25 2 .72 19
( 0 .48 ) 3,277 0 .37 0 .25 2 .53 24
( 6 .36 ) 3,993 0 .38 0 .25 2 .37 24
16 .12 25,449 0 .38 0 .25 1 .63 23
8 .09 29,105 0 .40 0 .25 2 .17 27
6 .61 657,170 0 .23
c
0 .10
c
2 .22
c
8
10 .43 664,434 0 .22 0 .10 2 .86 19
( 0 .40 ) 574,299 0 .22 0 .10 2 .62 24
( 6 .20 ) 557,296 0 .23 0 .10 2 .13 24
16 .36 547,545 0 .23 0 .10 1 .69 23
8 .17 437,256 0 .26 0 .10 2 .32 27
6 .49 37,193 0 .47
c
0 .35
c
1 .97
c
8
10 .11 34,847 0 .47 0 .35 2 .59 19
( 0 .60 ) 36,227 0 .47 0 .35 2 .36 24
( 6 .45 ) 40,901 0 .48 0 .35 1 .90 24
16 .04 48,346 0 .48 0 .35 1 .45 23
7 .91 35,862 0 .50 0 .35 2 .09 27

Financial Highlights
(continued)
See Notes to Financial Statements
32
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.2
Lifecycle Index 2010
Class I:
11/30/24
#
$ 16 .58 $ 0 .20 $ 0 .84 $ 1 .04 $ — $ — $ — $ 17 .62
5/31/24 15 .63 0 .44 1 .04 1 .48 ( 0 .41 ) ( 0 .12 ) ( 0 .53 ) 16 .58
5/31/23 16 .24 0 .39 ( 0 .49 ) ( 0 .10 ) ( 0 .38 ) ( 0 .13 ) ( 0 .51 ) 15 .63
5/31/22 18 .13 0 .36 ( 1 .40 ) ( 1 .04 ) ( 0 .37 ) ( 0 .48 ) ( 0 .85 ) 16 .24
5/31/21 15 .97 0 .22 2 .35 2 .57 ( 0 .30 ) ( 0 .11 ) ( 0 .41 ) 18 .13
5/31/20 15 .11 0 .36 0 .87 1 .23 ( 0 .35 ) ( 0 .02 ) ( 0 .37 ) 15 .97
Premier Class:
11/30/24
#
16 .51 0 .19 0 .84 1 .03 — — — 17 .54
5/31/24 15 .58 0 .45 1 .01 1 .46 ( 0 .41 ) ( 0 .12 ) ( 0 .53 ) 16 .51
5/31/23 16 .18 0 .38 ( 0 .48 ) ( 0 .10 ) ( 0 .37 ) ( 0 .13 ) ( 0 .50 ) 15 .58
5/31/22 18 .06 0 .37 ( 1 .42 ) ( 1 .05 ) ( 0 .35 ) ( 0 .48 ) ( 0 .83 ) 16 .18
5/31/21 15 .92 0 .27 2 .26 2 .53 ( 0 .28 ) ( 0 .11 ) ( 0 .39 ) 18 .06
5/31/20 15 .06 0 .35 0 .86 1 .21 ( 0 .33 ) ( 0 .02 ) ( 0 .35 ) 15 .92
Class R6:
11/30/24
#
16 .58 0 .21 0 .83 1 .04 — — — 17 .62
5/31/24 15 .63 0 .46 1 .04 1 .50 ( 0 .43 ) ( 0 .12 ) ( 0 .55 ) 16 .58
5/31/23 16 .24 0 .41 ( 0 .50 ) ( 0 .09 ) ( 0 .39 ) ( 0 .13 ) ( 0 .52 ) 15 .63
5/31/22 18 .13 0 .38 ( 1 .41 ) ( 1 .03 ) ( 0 .38 ) ( 0 .48 ) ( 0 .86 ) 16 .24
5/31/21 15 .97 0 .30 2 .28 2 .58 ( 0 .31 ) ( 0 .11 ) ( 0 .42 ) 18 .13
5/31/20 15 .11 0 .36 0 .87 1 .23 ( 0 .35 ) ( 0 .02 ) ( 0 .37 ) 15 .97
Retirement Class:
11/30/24
#
16 .41 0 .18 0 .84 1 .02 — — — 17 .43
5/31/24 15 .48 0 .42 1 .02 1 .44 ( 0 .39 ) ( 0 .12 ) ( 0 .51 ) 16 .41
5/31/23 16 .08 0 .37 ( 0 .49 ) ( 0 .12 ) ( 0 .35 ) ( 0 .13 ) ( 0 .48 ) 15 .48
5/31/22 17 .96 0 .33 ( 1 .39 ) ( 1 .06 ) ( 0 .34 ) ( 0 .48 ) ( 0 .82 ) 16 .08
5/31/21 15 .83 0 .25 2 .26 2 .51 ( 0 .27 ) ( 0 .11 ) ( 0 .38 ) 17 .96
5/31/20 14 .98 0 .32 0 .87 1 .19 ( 0 .32 ) ( 0 .02 ) ( 0 .34 ) 15 .83
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are not annualized.
c
Percentage is annualized.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
33
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
6 .27% $ 1,059 0 .33%
c
0 .21%
c
2 .31%
c
8%
9 .63 1,188 0 .32 0 .20 2 .74 17
( 0 .53 ) 2,024 0 .31 0 .19 2 .52 22
( 6 .16 ) 1,715 0 .32 0 .20 2 .03 23
16 .18 1,950 0 .32 0 .19 1 .28 28
8 .16 123 0 .26 0 .12 2 .30 22
6 .24 18,256 0 .38
c
0 .25
c
2 .26
c
8
9 .57 17,901 0 .37 0 .25 2 .79 17
( 0 .60 ) 19,016 0 .37 0 .25 2 .47 22
( 6 .19 ) 21,048 0 .38 0 .25 2 .07 23
15 .99 43,665 0 .38 0 .25 1 .56 28
8 .06 31,580 0 .40 0 .25 2 .20 22
6 .27 586,495 0 .23
c
0 .10
c
2 .40
c
8
9 .76 559,325 0 .22 0 .10 2 .90 17
( 0 .44 ) 553,938 0 .22 0 .10 2 .63 22
( 6 .07 ) 526,583 0 .22 0 .10 2 .12 23
16 .22 560,852 0 .23 0 .10 1 .71 28
8 .18 442,192 0 .25 0 .10 2 .32 22
6 .22 53,471 0 .48
c
0 .35
c
2 .15
c
8
9 .44 50,800 0 .47 0 .35 2 .66 17
( 0 .66 ) 55,650 0 .47 0 .35 2 .39 22
( 6 .32 ) 68,666 0 .47 0 .35 1 .88 23
15 .91 81,534 0 .48 0 .35 1 .46 28
7 .93 74,599 0 .50 0 .35 2 .08 22

Financial Highlights
(continued)
See Notes to Financial Statements
34
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.3
Lifecycle Index 2015
Class I:
11/30/24
#
$ 17 .50 $ 0 .19 $ 0 .98 $ 1 .17 $ — $ — $ — $ 18 .67
5/31/24 16 .45 0 .45 1 .26 1 .71 ( 0 .43 ) ( 0 .23 ) ( 0 .66 ) 17 .50
5/31/23 17 .04 0 .40 ( 0 .48 ) ( 0 .08 ) ( 0 .40 ) ( 0 .11 ) ( 0 .51 ) 16 .45
5/31/22 19 .14 0 .40 ( 1 .55 ) ( 1 .15 ) ( 0 .38 ) ( 0 .57 ) ( 0 .95 ) 17 .04
5/31/21 16 .65 0 .23 2 .75 2 .98 ( 0 .33 ) ( 0 .16 ) ( 0 .49 ) 19 .14
5/31/20 15 .76 0 .39 0 .90 1 .29 ( 0 .37 ) ( 0 .03 ) ( 0 .40 ) 16 .65
Premier Class:
11/30/24
#
17 .42 0 .18 0 .97 1 .15 — — — 18 .57
5/31/24 16 .37 0 .45 1 .25 1 .70 ( 0 .42 ) ( 0 .23 ) ( 0 .65 ) 17 .42
5/31/23 16 .97 0 .39 ( 0 .49 ) ( 0 .10 ) ( 0 .39 ) ( 0 .11 ) ( 0 .50 ) 16 .37
5/31/22 19 .07 0 .41 ( 1 .57 ) ( 1 .16 ) ( 0 .37 ) ( 0 .57 ) ( 0 .94 ) 16 .97
5/31/21 16 .58 0 .28 2 .68 2 .96 ( 0 .31 ) ( 0 .16 ) ( 0 .47 ) 19 .07
5/31/20 15 .69 0 .36 0 .91 1 .27 ( 0 .35 ) ( 0 .03 ) ( 0 .38 ) 16 .58
Class R6:
11/30/24
#
17 .51 0 .20 0 .97 1 .17 — — — 18 .68
5/31/24 16 .46 0 .48 1 .25 1 .73 ( 0 .45 ) ( 0 .23 ) ( 0 .68 ) 17 .51
5/31/23 17 .05 0 .42 ( 0 .48 ) ( 0 .06 ) ( 0 .42 ) ( 0 .11 ) ( 0 .53 ) 16 .46
5/31/22 19 .15 0 .39 ( 1 .52 ) ( 1 .13 ) ( 0 .40 ) ( 0 .57 ) ( 0 .97 ) 17 .05
5/31/21 16 .65 0 .31 2 .69 3 .00 ( 0 .34 ) ( 0 .16 ) ( 0 .50 ) 19 .15
5/31/20 15 .76 0 .38 0 .92 1 .30 ( 0 .38 ) ( 0 .03 ) ( 0 .41 ) 16 .65
Retirement Class:
11/30/24
#
17 .36 0 .18 0 .96 1 .14 — — — 18 .50
5/31/24 16 .32 0 .43 1 .25 1 .68 ( 0 .41 ) ( 0 .23 ) ( 0 .64 ) 17 .36
5/31/23 16 .92 0 .37 ( 0 .48 ) ( 0 .11 ) ( 0 .38 ) ( 0 .11 ) ( 0 .49 ) 16 .32
5/31/22 19 .00 0 .34 ( 1 .50 ) ( 1 .16 ) ( 0 .35 ) ( 0 .57 ) ( 0 .92 ) 16 .92
5/31/21 16 .52 0 .26 2 .67 2 .93 ( 0 .29 ) ( 0 .16 ) ( 0 .45 ) 19 .00
5/31/20 15 .64 0 .33 0 .91 1 .24 ( 0 .33 ) ( 0 .03 ) ( 0 .36 ) 16 .52
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are not annualized.
c
Percentage is annualized.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
35
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
6 .69% $ 1,242 0 .31%
c
0 .21%
c
2 .07%
c
5%
10 .57 1,259 0 .30 0 .20 2 .65 15
( 0 .33 ) 1,700 0 .30 0 .20 2 .48 18
( 6 .40 ) 1,657 0 .31 0 .20 2 .13 19
18 .05 1,396 0 .31 0 .20 1 .28 26
8 .19 592 0 .30 0 .18 2 .38 25
6 .60 28,949 0 .36
c
0 .25
c
2 .04
c
5
10 .57 29,222 0 .36 0 .25 2 .67 15
( 0 .45 ) 30,386 0 .35 0 .25 2 .41 18
( 6 .49 ) 34,529 0 .36 0 .25 2 .16 19
18 .00 98,140 0 .36 0 .25 1 .55 26
8 .12 85,350 0 .37 0 .25 2 .18 25
6 .68 951,289 0 .21
c
0 .10
c
2 .18
c
5
10 .75 934,070 0 .21 0 .10 2 .82 15
( 0 .28 ) 921,164 0 .20 0 .10 2 .55 18
( 6 .32 ) 966,867 0 .21 0 .10 2 .08 19
18 .16 962,220 0 .21 0 .10 1 .71 26
8 .24 819,474 0 .23 0 .10 2 .33 25
6 .57 77,899 0 .46
c
0 .35
c
1 .94
c
5
10 .43 82,794 0 .46 0 .35 2 .58 15
( 0 .56 ) 88,804 0 .45 0 .35 2 .31 18
( 6 .51 ) 100,537 0 .46 0 .35 1 .83 19
17 .88 126,902 0 .46 0 .35 1 .44 26
7 .96 122,731 0 .47 0 .35 2 .05 25

Financial Highlights
(continued)
See Notes to Financial Statements
36
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.4
Lifecycle Index 2020
Class I:
11/30/24
#
$ 19 .17 $ 0 .19 $ 1 .14 $ 1 .33 $ — $ — $ — $ 20 .50
5/31/24 17 .76 0 .49 1 .54 2 .03 ( 0 .46 ) ( 0 .16 ) ( 0 .62 ) 19 .17
5/31/23 18 .36 0 .41 ( 0 .48 ) ( 0 .07 ) ( 0 .41 ) ( 0 .12 ) ( 0 .53 ) 17 .76
5/31/22 20 .67 0 .41 ( 1 .68 ) ( 1 .27 ) ( 0 .41 ) ( 0 .63 ) ( 1 .04 ) 18 .36
5/31/21 17 .61 0 .27 3 .23 3 .50 ( 0 .34 ) ( 0 .10 ) ( 0 .44 ) 20 .67
5/31/20 16 .64 0 .43 0 .94 1 .37 ( 0 .38 ) ( 0 .02 ) ( 0 .40 ) 17 .61
Premier Class:
11/30/24
#
19 .10 0 .18 1 .14 1 .32 — — — 20 .42
5/31/24 17 .69 0 .48 1 .54 2 .02 ( 0 .45 ) ( 0 .16 ) ( 0 .61 ) 19 .10
5/31/23 18 .29 0 .40 ( 0 .48 ) ( 0 .08 ) ( 0 .40 ) ( 0 .12 ) ( 0 .52 ) 17 .69
5/31/22 20 .59 0 .44 ( 1 .72 ) ( 1 .28 ) ( 0 .39 ) ( 0 .63 ) ( 1 .02 ) 18 .29
5/31/21 17 .55 0 .30 3 .17 3 .47 ( 0 .33 ) ( 0 .10 ) ( 0 .43 ) 20 .59
5/31/20 16 .57 0 .38 0 .99 1 .37 ( 0 .37 ) ( 0 .02 ) ( 0 .39 ) 17 .55
Class R6:
11/30/24
#
19 .20 0 .20 1 .15 1 .35 — — — 20 .55
5/31/24 17 .79 0 .50 1 .55 2 .05 ( 0 .48 ) ( 0 .16 ) ( 0 .64 ) 19 .20
5/31/23 18 .39 0 .43 ( 0 .48 ) ( 0 .05 ) ( 0 .43 ) ( 0 .12 ) ( 0 .55 ) 17 .79
5/31/22 20 .70 0 .41 ( 1 .66 ) ( 1 .25 ) ( 0 .43 ) ( 0 .63 ) ( 1 .06 ) 18 .39
5/31/21 17 .63 0 .33 3 .20 3 .53 ( 0 .36 ) ( 0 .10 ) ( 0 .46 ) 20 .70
5/31/20 16 .65 0 .40 0 .99 1 .39 ( 0 .39 ) ( 0 .02 ) ( 0 .41 ) 17 .63
Retirement Class:
11/30/24
#
19 .02 0 .17 1 .14 1 .31 — — — 20 .33
5/31/24 17 .63 0 .45 1 .53 1 .98 ( 0 .43 ) ( 0 .16 ) ( 0 .59 ) 19 .02
5/31/23 18 .22 0 .38 ( 0 .47 ) ( 0 .09 ) ( 0 .38 ) ( 0 .12 ) ( 0 .50 ) 17 .63
5/31/22 20 .52 0 .36 ( 1 .66 ) ( 1 .30 ) ( 0 .37 ) ( 0 .63 ) ( 1 .00 ) 18 .22
5/31/21 17 .48 0 .28 3 .17 3 .45 ( 0 .31 ) ( 0 .10 ) ( 0 .41 ) 20 .52
5/31/20 16 .51 0 .35 0 .99 1 .34 ( 0 .35 ) ( 0 .02 ) ( 0 .37 ) 17 .48
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are not annualized.
c
Percentage is annualized.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
37
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
6 .94% $ 7,940 0 .30%
c
0 .21%
c
1 .86%
c
4%
11 .60 8,484 0 .29 0 .20 2 .66 14
( 0 .27 ) 10,266 0 .29 0 .20 2 .36 19
( 6 .60 ) 10,672 0 .30 0 .20 2 .03 19
20 .00 11,420 0 .30 0 .20 1 .37 21
8 .25 4,832 0 .31 0 .21 2 .51 20
6 .91 73,259 0 .34
c
0 .25
c
1 .81
c
4
11 .59 72,849 0 .34 0 .25 2 .63 14
( 0 .32 ) 78,463 0 .34 0 .25 2 .30 19
( 6 .65 ) 82,754 0 .35 0 .25 2 .13 19
19 .89 316,253 0 .35 0 .25 1 .55 21
8 .25 268,403 0 .36 0 .25 2 .16 20
7 .03 2,844,348 0 .19
c
0 .10
c
1 .96
c
4
11 .75 2,805,493 0 .19 0 .10 2 .73 14
( 0 .21 ) 2,736,922 0 .19 0 .10 2 .44 19
( 6 .51 ) 2,756,707 0 .19 0 .10 2 .01 19
20 .14 2,729,084 0 .20 0 .10 1 .72 21
8 .36 2,221,699 0 .21 0 .10 2 .32 20
6 .89 190,585 0 .44
c
0 .35
c
1 .72
c
4
11 .39 196,934 0 .44 0 .35 2 .48 14
( 0 .39 ) 208,039 0 .44 0 .35 2 .20 19
( 6 .76 ) 247,101 0 .44 0 .35 1 .78 19
19 .85 310,428 0 .45 0 .35 1 .46 21
8 .10 303,700 0 .46 0 .35 2 .05 20

Financial Highlights
(continued)
See Notes to Financial Statements
38
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.5
Lifecycle Index 2025
Class I:
11/30/24
#
$ 21 .41 $ 0 .18 $ 1 .39 $ 1 .57 $ — $ — $ — $ 22 .98
5/31/24 19 .45 0 .51 1 .96 2 .47 ( 0 .48 ) ( 0 .03 ) ( 0 .51 ) 21 .41
5/31/23 20 .02 0 .44 ( 0 .47 ) ( 0 .03 ) ( 0 .42 ) ( 0 .12 ) ( 0 .54 ) 19 .45
5/31/22 22 .32 0 .42 ( 1 .85 ) ( 1 .43 ) ( 0 .43 ) ( 0 .44 ) ( 0 .87 ) 20 .02
5/31/21 18 .50 0 .31 3 .96 4 .27 ( 0 .36 ) ( 0 .09 ) ( 0 .45 ) 22 .32
5/31/20 17 .47 0 .42 1 .03 1 .45 ( 0 .40 ) ( 0 .02 ) ( 0 .42 ) 18 .50
Premier Class:
11/30/24
#
21 .36 0 .18 1 .38 1 .56 — — — 22 .92
5/31/24 19 .40 0 .51 1 .95 2 .46 ( 0 .47 ) ( 0 .03 ) ( 0 .50 ) 21 .36
5/31/23 19 .98 0 .42 ( 0 .47 ) ( 0 .05 ) ( 0 .41 ) ( 0 .12 ) ( 0 .53 ) 19 .40
5/31/22 22 .26 0 .47 ( 1 .90 ) ( 1 .43 ) ( 0 .41 ) ( 0 .44 ) ( 0 .85 ) 19 .98
5/31/21 18 .45 0 .32 3 .92 4 .24 ( 0 .34 ) ( 0 .09 ) ( 0 .43 ) 22 .26
5/31/20 17 .41 0 .39 1 .05 1 .44 ( 0 .38 ) ( 0 .02 ) ( 0 .40 ) 18 .45
Class R6:
11/30/24
#
21 .46 0 .19 1 .39 1 .58 — — — 23 .04
5/31/24 19 .49 0 .53 1 .97 2 .50 ( 0 .50 ) ( 0 .03 ) ( 0 .53 ) 21 .46
5/31/23 20 .07 0 .45 ( 0 .47 ) ( 0 .02 ) ( 0 .44 ) ( 0 .12 ) ( 0 .56 ) 19 .49
5/31/22 22 .36 0 .43 ( 1 .83 ) ( 1 .40 ) ( 0 .45 ) ( 0 .44 ) ( 0 .89 ) 20 .07
5/31/21 18 .53 0 .35 3 .94 4 .29 ( 0 .37 ) ( 0 .09 ) ( 0 .46 ) 22 .36
5/31/20 17 .49 0 .42 1 .05 1 .47 ( 0 .41 ) ( 0 .02 ) ( 0 .43 ) 18 .53
Retirement Class:
11/30/24
#
21 .25 0 .16 1 .37 1 .53 — — — 22 .78
5/31/24 19 .30 0 .48 1 .95 2 .43 ( 0 .45 ) ( 0 .03 ) ( 0 .48 ) 21 .25
5/31/23 19 .87 0 .40 ( 0 .47 ) ( 0 .07 ) ( 0 .38 ) ( 0 .12 ) ( 0 .50 ) 19 .30
5/31/22 22 .15 0 .37 ( 1 .82 ) ( 1 .45 ) ( 0 .39 ) ( 0 .44 ) ( 0 .83 ) 19 .87
5/31/21 18 .36 0 .30 3 .90 4 .20 ( 0 .32 ) ( 0 .09 ) ( 0 .41 ) 22 .15
5/31/20 17 .34 0 .37 1 .03 1 .40 ( 0 .36 ) ( 0 .02 ) ( 0 .38 ) 18 .36
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are not annualized.
c
Percentage is annualized.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
39
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
7 .33% $ 19,245 0 .28%
c
0 .21%
c
1 .62%
c
5%
12 .84 20,650 0 .29 0 .21 2 .50 15
( 0 .06 ) 22,052 0 .28 0 .20 2 .30 14
( 6 .78 ) 21,746 0 .29 0 .21 1 .92 14
23 .20 17,472 0 .29 0 .20 1 .47 18
8 .23 2,837 0 .30 0 .21 2 .30 17
7 .30 135,866 0 .33
c
0 .25
c
1 .57
c
5
12 .83 128,403 0 .33 0 .25 2 .50 15
( 0 .17 ) 119,308 0 .33 0 .25 2 .20 14
( 6 .79 ) 123,482 0 .34 0 .25 2 .06 14
23 .11 466,892 0 .34 0 .25 1 .55 18
8 .24 357,784 0 .35 0 .26 2 .15 17
7 .36 5,680,563 0 .18
c
0 .10
c
1 .72
c
5
12 .98 5,430,992 0 .18 0 .10 2 .62 15
( 0 .01 ) 4,888,761 0 .18 0 .10 2 .33 14
( 6 .65 ) 4,582,423 0 .19 0 .10 1 .95 14
23 .29 4,263,286 0 .19 0 .10 1 .71 18
8 .35 3,152,216 0 .20 0 .11 2 .31 17
7 .20 360,114 0 .43
c
0 .35
c
1 .47
c
5
12 .73 371,965 0 .43 0 .35 2 .39 15
( 0 .23 ) 391,021 0 .43 0 .35 2 .10 14
( 6 .91 ) 420,997 0 .44 0 .35 1 .71 14
22 .99 481,282 0 .44 0 .35 1 .46 18
8 .05 424,099 0 .46 0 .36 2 .05 17

Financial Highlights
(continued)
See Notes to Financial Statements
40
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.6
Lifecycle Index 2030
Class I:
11/30/24
#
$ 23 .66 $ 0 .16 $ 1 .69 $ 1 .85 $ — $ — $ — $ 25 .51
5/31/24 21 .14 0 .53 2 .52 3 .05 ( 0 .50 ) ( 0 .03 ) ( 0 .53 ) 23 .66
5/31/23 21 .68 0 .45 ( 0 .45 ) — ( 0 .42 ) ( 0 .12 ) ( 0 .54 ) 21 .14
5/31/22 24 .04 0 .43 ( 2 .03 ) ( 1 .60 ) ( 0 .45 ) ( 0 .31 ) ( 0 .76 ) 21 .68
5/31/21 19 .38 0 .31 4 .80 5 .11 ( 0 .37 ) ( 0 .08 ) ( 0 .45 ) 24 .04
5/31/20 18 .31 0 .42 1 .09 1 .51 ( 0 .42 ) ( 0 .02 ) ( 0 .44 ) 19 .38
Premier Class:
11/30/24
#
23 .57 0 .15 1 .69 1 .84 — — — 25 .41
5/31/24 21 .06 0 .53 2 .50 3 .03 ( 0 .49 ) ( 0 .03 ) ( 0 .52 ) 23 .57
5/31/23 21 .60 0 .43 ( 0 .44 ) ( 0 .01 ) ( 0 .41 ) ( 0 .12 ) ( 0 .53 ) 21 .06
5/31/22 23 .96 0 .50 ( 2 .12 ) ( 1 .62 ) ( 0 .43 ) ( 0 .31 ) ( 0 .74 ) 21 .60
5/31/21 19 .31 0 .34 4 .75 5 .09 ( 0 .36 ) ( 0 .08 ) ( 0 .44 ) 23 .96
5/31/20 18 .24 0 .41 1 .09 1 .50 ( 0 .41 ) ( 0 .02 ) ( 0 .43 ) 19 .31
Class R6:
11/30/24
#
23 .70 0 .17 1 .71 1 .88 — — — 25 .58
5/31/24 21 .18 0 .56 2 .51 3 .07 ( 0 .52 ) ( 0 .03 ) ( 0 .55 ) 23 .70
5/31/23 21 .72 0 .46 ( 0 .44 ) 0 .02 ( 0 .44 ) ( 0 .12 ) ( 0 .56 ) 21 .18
5/31/22 24 .08 0 .45 ( 2 .03 ) ( 1 .58 ) ( 0 .47 ) ( 0 .31 ) ( 0 .78 ) 21 .72
5/31/21 19 .40 0 .38 4 .77 5 .15 ( 0 .39 ) ( 0 .08 ) ( 0 .47 ) 24 .08
5/31/20 18 .33 0 .44 1 .08 1 .52 ( 0 .43 ) ( 0 .02 ) ( 0 .45 ) 19 .40
Retirement Class:
11/30/24
#
23 .46 0 .14 1 .68 1 .82 — — — 25 .28
5/31/24 20 .97 0 .50 2 .49 2 .99 ( 0 .47 ) ( 0 .03 ) ( 0 .50 ) 23 .46
5/31/23 21 .51 0 .41 ( 0 .44 ) ( 0 .03 ) ( 0 .39 ) ( 0 .12 ) ( 0 .51 ) 20 .97
5/31/22 23 .85 0 .39 ( 2 .01 ) ( 1 .62 ) ( 0 .41 ) ( 0 .31 ) ( 0 .72 ) 21 .51
5/31/21 19 .22 0 .32 4 .72 5 .04 ( 0 .33 ) ( 0 .08 ) ( 0 .41 ) 23 .85
5/31/20 18 .16 0 .39 1 .08 1 .47 ( 0 .39 ) ( 0 .02 ) ( 0 .41 ) 19 .22
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are not annualized.
c
Percentage is annualized.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
41
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
7 .82% $ 35,676 0 .28%
c
0 .21%
c
1 .30%
c
4%
14 .57 34,837 0 .28 0 .21 2 .37 12
0 .15 33,509 0 .28 0 .20 2 .17 12
( 6 .94 ) 26,880 0 .28 0 .20 1 .83 13
26 .54 23,352 0 .29 0 .20 1 .38 16
8 .20 5,671 0 .30 0 .21 2 .20 15
7 .81 179,108 0 .33
c
0 .25
c
1 .25
c
4
14 .53 161,501 0 .33 0 .26 2 .41 12
0 .09 150,728 0 .33 0 .25 2 .09 12
( 7 .00 ) 150,515 0 .33 0 .25 2 .04 13
26 .45 475,693 0 .34 0 .25 1 .54 16
8 .14 344,547 0 .35 0 .25 2 .14 15
7 .93 8,029,491 0 .18
c
0 .10
c
1 .39
c
4
14 .66 7,365,843 0 .18 0 .11 2 .50 12
0 .24 6,168,804 0 .18 0 .10 2 .22 12
( 6 .86 ) 5,483,743 0 .18 0 .10 1 .88 13
26 .70 4,966,053 0 .19 0 .10 1 .70 16
8 .25 3,449,438 0 .20 0 .10 2 .30 15
7 .76 462,999 0 .43
c
0 .35
c
1 .15
c
4
14 .39 456,305 0 .43 0 .36 2 .28 12
( 0 .02 ) 430,522 0 .43 0 .35 1 .97 12
( 7 .07 ) 445,022 0 .43 0 .35 1 .66 13
26 .40 496,871 0 .44 0 .35 1 .45 16
8 .02 419,628 0 .45 0 .35 2 .04 15

Financial Highlights
(continued)
See Notes to Financial Statements
42
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.7
Lifecycle Index 2035
Class I:
11/30/24
#
$ 26 .00 $ 0 .13 $ 2 .05 $ 2 .18 $ — $ — $ — $ 28 .18
5/31/24 22 .78 0 .55 3 .19 3 .74 ( 0 .52 ) — ( 0 .52 ) 26 .00
5/31/23 23 .24 0 .45 ( 0 .35 ) 0 .10 ( 0 .43 ) ( 0 .13 ) ( 0 .56 ) 22 .78
5/31/22 25 .73 0 .44 ( 2 .19 ) ( 1 .75 ) ( 0 .47 ) ( 0 .27 ) ( 0 .74 ) 23 .24
5/31/21 20 .18 0 .32 5 .70 6 .02 ( 0 .39 ) ( 0 .08 ) ( 0 .47 ) 25 .73
5/31/20 19 .10 0 .50 1 .04 1 .54 ( 0 .44 ) ( 0 .02 ) ( 0 .46 ) 20 .18
Premier Class:
11/30/24
#
25 .89 0 .12 2 .05 2 .17 — — — 28 .06
5/31/24 22 .69 0 .54 3 .17 3 .71 ( 0 .51 ) — ( 0 .51 ) 25 .89
5/31/23 23 .14 0 .43 ( 0 .33 ) 0 .10 ( 0 .42 ) ( 0 .13 ) ( 0 .55 ) 22 .69
5/31/22 25 .63 0 .51 ( 2 .27 ) ( 1 .76 ) ( 0 .46 ) ( 0 .27 ) ( 0 .73 ) 23 .14
5/31/21 20 .11 0 .36 5 .61 5 .97 ( 0 .37 ) ( 0 .08 ) ( 0 .45 ) 25 .63
5/31/20 19 .02 0 .43 1 .11 1 .54 ( 0 .43 ) ( 0 .02 ) ( 0 .45 ) 20 .11
Class R6:
11/30/24
#
26 .06 0 .14 2 .06 2 .20 — — — 28 .26
5/31/24 22 .83 0 .58 3 .19 3 .77 ( 0 .54 ) — ( 0 .54 ) 26 .06
5/31/23 23 .28 0 .47 ( 0 .34 ) 0 .13 ( 0 .45 ) ( 0 .13 ) ( 0 .58 ) 22 .83
5/31/22 25 .77 0 .46 ( 2 .18 ) ( 1 .72 ) ( 0 .50 ) ( 0 .27 ) ( 0 .77 ) 23 .28
5/31/21 20 .21 0 .40 5 .64 6 .04 ( 0 .40 ) ( 0 .08 ) ( 0 .48 ) 25 .77
5/31/20 19 .12 0 .46 1 .11 1 .57 ( 0 .46 ) ( 0 .02 ) ( 0 .48 ) 20 .21
Retirement Class:
11/30/24
#
25 .77 0 .11 2 .03 2 .14 — — — 27 .91
5/31/24 22 .59 0 .52 3 .14 3 .66 ( 0 .48 ) — ( 0 .48 ) 25 .77
5/31/23 23 .04 0 .41 ( 0 .33 ) 0 .08 ( 0 .40 ) ( 0 .13 ) ( 0 .53 ) 22 .59
5/31/22 25 .52 0 .40 ( 2 .18 ) ( 1 .78 ) ( 0 .43 ) ( 0 .27 ) ( 0 .70 ) 23 .04
5/31/21 20 .02 0 .33 5 .60 5 .93 ( 0 .35 ) ( 0 .08 ) ( 0 .43 ) 25 .52
5/31/20 18 .94 0 .41 1 .10 1 .51 ( 0 .41 ) ( 0 .02 ) ( 0 .43 ) 20 .02
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are not annualized.
c
Percentage is annualized.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
43
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
8 .38% $ 28,752 0 .28%
c
0 .21%
c
0 .94%
c
4%
16 .57 27,533 0 .28 0 .21 2 .26 11
0 .56 25,308 0 .27 0 .20 2 .03 12
( 7 .09 ) 18,143 0 .28 0 .20 1 .72 12
30 .03 15,231 0 .28 0 .20 1 .37 15
8 .02 3,623 0 .29 0 .20 2 .51 14
8 .38 211,203 0 .32
c
0 .25
c
0 .90
c
4
16 .49 194,855 0 .33 0 .26 2 .25 11
0 .54 169,166 0 .32 0 .25 1 .96 12
( 7 .18 ) 161,087 0 .33 0 .25 1 .97 12
29 .90 470,422 0 .33 0 .25 1 .54 15
8 .02 331,062 0 .34 0 .26 2 .15 14
8 .44 8,661,288 0 .17
c
0 .10
c
1 .05
c
4
16 .68 7,806,878 0 .18 0 .11 2 .37 11
0 .69 6,172,055 0 .17 0 .10 2 .11 12
( 7 .00 ) 5,330,114 0 .18 0 .10 1 .81 12
30 .12 4,697,189 0 .18 0 .10 1 .70 15
8 .12 3,151,680 0 .19 0 .11 2 .30 14
8 .30 436,549 0 .42
c
0 .35
c
0 .80
c
4
16 .36 428,608 0 .43 0 .36 2 .14 11
0 .43 398,405 0 .42 0 .35 1 .86 12
( 7 .26 ) 401,495 0 .43 0 .35 1 .58 12
29 .81 451,962 0 .43 0 .35 1 .45 15
7 .89 372,294 0 .44 0 .36 2 .04 14

Financial Highlights
(continued)
See Notes to Financial Statements
44
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.8
Lifecycle Index 2040
Class I:
11/30/24
#
$ 28 .15 $ 0 .08 $ 2 .48 $ 2 .56 $ — $ — $ — $ 30 .71
5/31/24 24 .16 0 .55 3 .97 4 .52 ( 0 .53 ) — ( 0 .53 ) 28 .15
5/31/23 24 .51 0 .47 ( 0 .24 ) 0 .23 ( 0 .45 ) ( 0 .13 ) ( 0 .58 ) 24 .16
5/31/22 27 .16 0 .47 ( 2 .32 ) ( 1 .85 ) ( 0 .51 ) ( 0 .29 ) ( 0 .80 ) 24 .51
5/31/21 20 .69 0 .31 6 .64 6 .95 ( 0 .40 ) ( 0 .08 ) ( 0 .48 ) 27 .16
5/31/20 19 .63 0 .47 1 .07 1 .54 ( 0 .46 ) ( 0 .02 ) ( 0 .48 ) 20 .69
Premier Class:
11/30/24
#
28 .02 0 .07 2 .47 2 .54 — — — 30 .56
5/31/24 24 .05 0 .56 3 .93 4 .49 ( 0 .52 ) — ( 0 .52 ) 28 .02
5/31/23 24 .40 0 .44 ( 0 .23 ) 0 .21 ( 0 .43 ) ( 0 .13 ) ( 0 .56 ) 24 .05
5/31/22 27 .04 0 .54 ( 2 .40 ) ( 1 .86 ) ( 0 .49 ) ( 0 .29 ) ( 0 .78 ) 24 .40
5/31/21 20 .60 0 .36 6 .54 6 .90 ( 0 .38 ) ( 0 .08 ) ( 0 .46 ) 27 .04
5/31/20 19 .55 0 .44 1 .07 1 .51 ( 0 .44 ) ( 0 .02 ) ( 0 .46 ) 20 .60
Class R6:
11/30/24
#
28 .20 0 .09 2 .49 2 .58 — — — 30 .78
5/31/24 24 .20 0 .58 3 .98 4 .56 ( 0 .56 ) — ( 0 .56 ) 28 .20
5/31/23 24 .55 0 .48 ( 0 .23 ) 0 .25 ( 0 .47 ) ( 0 .13 ) ( 0 .60 ) 24 .20
5/31/22 27 .19 0 .48 ( 2 .30 ) ( 1 .82 ) ( 0 .53 ) ( 0 .29 ) ( 0 .82 ) 24 .55
5/31/21 20 .71 0 .41 6 .56 6 .97 ( 0 .41 ) ( 0 .08 ) ( 0 .49 ) 27 .19
5/31/20 19 .65 0 .47 1 .08 1 .55 ( 0 .47 ) ( 0 .02 ) ( 0 .49 ) 20 .71
Retirement Class:
11/30/24
#
27 .91 0 .05 2 .47 2 .52 — — — 30 .43
5/31/24 23 .96 0 .52 3 .93 4 .45 ( 0 .50 ) — ( 0 .50 ) 27 .91
5/31/23 24 .30 0 .42 ( 0 .22 ) 0 .20 ( 0 .41 ) ( 0 .13 ) ( 0 .54 ) 23 .96
5/31/22 26 .93 0 .42 ( 2 .30 ) ( 1 .88 ) ( 0 .46 ) ( 0 .29 ) ( 0 .75 ) 24 .30
5/31/21 20 .52 0 .34 6 .51 6 .85 ( 0 .36 ) ( 0 .08 ) ( 0 .44 ) 26 .93
5/31/20 19 .47 0 .42 1 .07 1 .49 ( 0 .42 ) ( 0 .02 ) ( 0 .44 ) 20 .52
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are not annualized.
c
Percentage is annualized.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
45
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
9 .09% $ 28,606 0 .27%
c
0 .20%
c
0 .52%
c
4%
18 .90 28,684 0 .27 0 .21 2 .10 9
1 .05 24,491 0 .27 0 .20 2 .00 13
( 7 .12 ) 21,468 0 .27 0 .20 1 .75 12
33 .78 16,071 0 .28 0 .20 1 .25 14
7 .75 3,215 0 .28 0 .19 2 .30 11
9 .06 214,275 0 .32
c
0 .25
c
0 .47
c
4
18 .86 200,053 0 .32 0 .26 2 .14 9
0 .99 176,064 0 .32 0 .25 1 .88 13
( 7 .18 ) 172,180 0 .32 0 .25 1 .98 12
33 .69 447,061 0 .33 0 .25 1 .50 14
7 .65 291,837 0 .34 0 .25 2 .12 11
9 .15 9,208,224 0 .17
c
0 .10
c
0 .62
c
4
19 .02 8,245,416 0 .17 0 .11 2 .23 9
1 .15 6,388,981 0 .17 0 .10 2 .03 13
( 7 .00 ) 5,515,470 0 .17 0 .10 1 .78 12
33 .87 4,914,220 0 .18 0 .10 1 .68 14
7 .81 3,297,735 0 .19 0 .10 2 .28 11
9 .03 417,409 0 .42
c
0 .35
c
0 .37
c
4
18 .72 400,006 0 .42 0 .36 2 .02 9
0 .93 374,723 0 .42 0 .35 1 .79 13
( 7 .26 ) 385,438 0 .42 0 .35 1 .55 12
33 .55 435,795 0 .43 0 .35 1 .42 14
7 .58 348,208 0 .44 0 .35 2 .02 11

Financial Highlights
(continued)
See Notes to Financial Statements
46
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.9
Lifecycle Index 2045
Class I:
11/30/24
#
$ 29 .52 $ 0 .04 $ 2 .78 $ 2 .82 $ — $ — $ — $ 32 .34
5/31/24 25 .00 0 .55 4 .51 5 .06 ( 0 .54 ) — ( 0 .54 ) 29 .52
5/31/23 25 .33 0 .46 ( 0 .23 ) 0 .23 ( 0 .45 ) ( 0 .11 ) ( 0 .56 ) 25 .00
5/31/22 27 .93 0 .49 ( 2 .38 ) ( 1 .89 ) ( 0 .53 ) ( 0 .18 ) ( 0 .71 ) 25 .33
5/31/21 20 .65 0 .32 7 .39 7 .71 ( 0 .39 ) ( 0 .04 ) ( 0 .43 ) 27 .93
5/31/20 19 .66 0 .48 0 .99 1 .47 ( 0 .46 ) ( 0 .02 ) ( 0 .48 ) 20 .65
Premier Class:
11/30/24
#
29 .43 0 .03 2 .77 2 .80 — — — 32 .23
5/31/24 24 .92 0 .56 4 .48 5 .04 ( 0 .53 ) — ( 0 .53 ) 29 .43
5/31/23 25 .25 0 .44 ( 0 .23 ) 0 .21 ( 0 .43 ) ( 0 .11 ) ( 0 .54 ) 24 .92
5/31/22 27 .83 0 .62 ( 2 .51 ) ( 1 .89 ) ( 0 .51 ) ( 0 .18 ) ( 0 .69 ) 25 .25
5/31/21 20 .58 0 .36 7 .31 7 .67 ( 0 .38 ) ( 0 .04 ) ( 0 .42 ) 27 .83
5/31/20 19 .60 0 .44 1 .01 1 .45 ( 0 .45 ) ( 0 .02 ) ( 0 .47 ) 20 .58
Class R6:
11/30/24
#
29 .59 0 .06 2 .78 2 .84 — — — 32 .43
5/31/24 25 .05 0 .59 4 .52 5 .11 ( 0 .57 ) — ( 0 .57 ) 29 .59
5/31/23 25 .39 0 .48 ( 0 .24 ) 0 .24 ( 0 .47 ) ( 0 .11 ) ( 0 .58 ) 25 .05
5/31/22 27 .98 0 .49 ( 2 .35 ) ( 1 .86 ) ( 0 .55 ) ( 0 .18 ) ( 0 .73 ) 25 .39
5/31/21 20 .68 0 .41 7 .34 7 .75 ( 0 .41 ) ( 0 .04 ) ( 0 .45 ) 27 .98
5/31/20 19 .69 0 .47 1 .02 1 .49 ( 0 .48 ) ( 0 .02 ) ( 0 .50 ) 20 .68
Retirement Class:
11/30/24
#
29 .27 0 .02 2 .75 2 .77 — — — 32 .04
5/31/24 24 .79 0 .52 4 .47 4 .99 ( 0 .51 ) — ( 0 .51 ) 29 .27
5/31/23 25 .12 0 .42 ( 0 .23 ) 0 .19 ( 0 .41 ) ( 0 .11 ) ( 0 .52 ) 24 .79
5/31/22 27 .70 0 .43 ( 2 .35 ) ( 1 .92 ) ( 0 .48 ) ( 0 .18 ) ( 0 .66 ) 25 .12
5/31/21 20 .49 0 .34 7 .26 7 .60 ( 0 .35 ) ( 0 .04 ) ( 0 .39 ) 27 .70
5/31/20 19 .51 0 .42 1 .01 1 .43 ( 0 .43 ) ( 0 .02 ) ( 0 .45 ) 20 .49
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are not annualized.
c
Percentage is annualized.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
47
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
9 .55% $ 28,738 0 .27%
c
0 .21%
c
0 .26%
c
4%
20 .46 27,460 0 .27 0 .21 2 .01 8
1 .05 24,082 0 .27 0 .20 1 .90 10
( 7 .04 ) 18,259 0 .27 0 .20 1 .77 11
37 .58 12,840 0 .28 0 .20 1 .29 11
7 .37 2,504 0 .29 0 .21 2 .31 6
9 .51 154,335 0 .32
c
0 .25
c
0 .22
c
4
20 .44 131,291 0 .32 0 .25 2 .06 8
0 .99 103,386 0 .32 0 .25 1 .84 10
( 7 .06 ) 90,924 0 .32 0 .25 2 .17 11
37 .48 352,496 0 .32 0 .25 1 .47 11
7 .28 225,642 0 .34 0 .25 2 .12 6
9 .60 7,853,616 0 .17
c
0 .10
c
0 .37
c
4
20 .61 6,926,481 0 .17 0 .11 2 .16 8
1 .11 5,095,781 0 .17 0 .10 1 .96 10
( 6 .92 ) 4,224,772 0 .17 0 .10 1 .75 11
37 .71 3,640,347 0 .17 0 .10 1 .65 11
7 .43 2,269,913 0 .19 0 .10 2 .27 6
9 .46 345,301 0 .42
c
0 .35
c
0 .12
c
4
20 .30 334,163 0 .42 0 .35 1 .94 8
0 .89 297,992 0 .42 0 .35 1 .76 10
( 7 .18 ) 308,109 0 .42 0 .35 1 .54 11
37 .32 328,342 0 .42 0 .35 1 .40 11
7 .21 256,314 0 .44 0 .35 2 .03 6

Financial Highlights
(continued)
See Notes to Financial Statements
48
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
15.01
Lifecycle Index 2050
Class I:
11/30/24
#
$ 30 .06 $ 0 .02 $ 2 .90 $ 2 .92 $ — $ — $ — $ 32 .98
5/31/24 25 .32 0 .54 4 .78 5 .32 ( 0 .55 ) ( 0 .03 ) ( 0 .58 ) 30 .06
5/31/23 25 .64 0 .48 ( 0 .26 ) 0 .22 ( 0 .45 ) ( 0 .09 ) ( 0 .54 ) 25 .32
5/31/22 28 .21 0 .49 ( 2 .40 ) ( 1 .91 ) ( 0 .54 ) ( 0 .12 ) ( 0 .66 ) 25 .64
5/31/21 20 .72 0 .33 7 .58 7 .91 ( 0 .39 ) ( 0 .03 ) ( 0 .42 ) 28 .21
5/31/20 19 .73 0 .50 0 .97 1 .47 ( 0 .46 ) ( 0 .02 ) ( 0 .48 ) 20 .72
Premier Class:
11/30/24
#
29 .94 0 .01 2 .89 2 .90 — — — 32 .84
5/31/24 25 .23 0 .56 4 .72 5 .28 ( 0 .54 ) ( 0 .03 ) ( 0 .57 ) 29 .94
5/31/23 25 .54 0 .44 ( 0 .23 ) 0 .21 ( 0 .43 ) ( 0 .09 ) ( 0 .52 ) 25 .23
5/31/22 28 .09 0 .64 ( 2 .55 ) ( 1 .91 ) ( 0 .52 ) ( 0 .12 ) ( 0 .64 ) 25 .54
5/31/21 20 .63 0 .36 7 .51 7 .87 ( 0 .38 ) ( 0 .03 ) ( 0 .41 ) 28 .09
5/31/20 19 .65 0 .44 1 .01 1 .45 ( 0 .45 ) ( 0 .02 ) ( 0 .47 ) 20 .63
Class R6:
11/30/24
#
30 .12 0 .04 2 .91 2 .95 — — — 33 .07
5/31/24 25 .37 0 .59 4 .77 5 .36 ( 0 .58 ) ( 0 .03 ) ( 0 .61 ) 30 .12
5/31/23 25 .69 0 .47 ( 0 .23 ) 0 .24 ( 0 .47 ) ( 0 .09 ) ( 0 .56 ) 25 .37
5/31/22 28 .25 0 .49 ( 2 .37 ) ( 1 .88 ) ( 0 .56 ) ( 0 .12 ) ( 0 .68 ) 25 .69
5/31/21 20 .75 0 .41 7 .53 7 .94 ( 0 .41 ) ( 0 .03 ) ( 0 .44 ) 28 .25
5/31/20 19 .75 0 .47 1 .03 1 .50 ( 0 .48 ) ( 0 .02 ) ( 0 .50 ) 20 .75
Retirement Class:
11/30/24
#
29 .77 ( 0 .00 )
d
2 .88 2 .88 — — — 32 .65
5/31/24 25 .09 0 .52 4 .70 5 .22 ( 0 .51 ) ( 0 .03 ) ( 0 .54 ) 29 .77
5/31/23 25 .41 0 .42 ( 0 .25 ) 0 .17 ( 0 .40 ) ( 0 .09 ) ( 0 .49 ) 25 .09
5/31/22 27 .95 0 .42 ( 2 .35 ) ( 1 .93 ) ( 0 .49 ) ( 0 .12 ) ( 0 .61 ) 25 .41
5/31/21 20 .54 0 .34 7 .45 7 .79 ( 0 .35 ) ( 0 .03 ) ( 0 .38 ) 27 .95
5/31/20 19 .56 0 .42 1 .01 1 .43 ( 0 .43 ) ( 0 .02 ) ( 0 .45 ) 20 .54
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are not annualized.
c
Percentage is annualized.
d
Value rounded to zero.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
49
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
9 .71% $ 24,410 0 .27%
c
0 .20%
c
0 .15%
c
3%
21 .23 22,004 0 .27 0 .21 1 .98 7
0 .99 19,403 0 .27 0 .20 1 .96 8
( 7 .04 ) 14,242 0 .27 0 .20 1 .75 11
38 .42 10,851 0 .27 0 .20 1 .30 9
7 .35 2,546 0 .28 0 .20 2 .41 5
9 .69 110,139 0 .32
c
0 .25
c
0 .09
c
3
21 .13 96,700 0 .32 0 .26 2 .03 7
0 .96 83,196 0 .32 0 .25 1 .79 8
( 7 .06 ) 80,318 0 .32 0 .25 2 .20 11
38 .36 295,691 0 .33 0 .25 1 .47 9
7 .26 188,481 0 .34 0 .25 2 .11 5
9 .79 6,720,595 0 .17
c
0 .10
c
0 .24
c
3
21 .34 5,863,809 0 .17 0 .11 2 .12 7
1 .07 4,258,463 0 .17 0 .10 1 .93 8
( 6 .92 ) 3,473,689 0 .17 0 .10 1 .75 11
38 .50 2,948,578 0 .18 0 .10 1 .63 9
7 .46 1,786,312 0 .19 0 .10 2 .26 5
9 .67 291,000 0 .42
c
0 .35
c
( 0 .01 )
c
3
21 .01 282,437 0 .42 0 .36 1 .91 7
0 .82 251,668 0 .42 0 .35 1 .74 8
( 7 .15 ) 271,085 0 .42 0 .35 1 .52 11
38 .15 285,738 0 .43 0 .35 1 .41 9
7 .19 218,846 0 .45 0 .35 2 .04 5

Financial Highlights
(continued)
See Notes to Financial Statements
50
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
15.1
Lifecycle Index 2055
Class I:
11/30/24
#
$ 24 .30 $ 0 .01 $ 2 .37 $ 2 .38 $ — $ — $ — $ 26 .68
5/31/24 20 .42 0 .42 3 .92 4 .34 ( 0 .44 ) ( 0 .02 ) ( 0 .46 ) 24 .30
5/31/23 20 .66 0 .36 ( 0 .18 ) 0 .18 ( 0 .36 ) ( 0 .06 ) ( 0 .42 ) 20 .42
5/31/22 22 .66 0 .38 ( 1 .92 ) ( 1 .54 ) ( 0 .43 ) ( 0 .03 ) ( 0 .46 ) 20 .66
5/31/21 16 .57 0 .29 6 .13 6 .42 ( 0 .31 ) ( 0 .02 ) ( 0 .33 ) 22 .66
5/31/20 15 .79 0 .35 0 .82 1 .17 ( 0 .37 ) ( 0 .02 ) ( 0 .39 ) 16 .57
Premier Class:
11/30/24
#
24 .27 0 .01 2 .36 2 .37 — — — 26 .64
5/31/24 20 .39 0 .47 3 .86 4 .33 ( 0 .43 ) ( 0 .02 ) ( 0 .45 ) 24 .27
5/31/23 20 .63 0 .35 ( 0 .19 ) 0 .16 ( 0 .34 ) ( 0 .06 ) ( 0 .40 ) 20 .39
5/31/22 22 .62 0 .53 ( 2 .07 ) ( 1 .54 ) ( 0 .42 ) ( 0 .03 ) ( 0 .45 ) 20 .63
5/31/21 16 .54 0 .29 6 .11 6 .40 ( 0 .30 ) ( 0 .02 ) ( 0 .32 ) 22 .62
5/31/20 15 .76 0 .35 0 .81 1 .16 ( 0 .36 ) ( 0 .02 ) ( 0 .38 ) 16 .54
Class R6:
11/30/24
#
24 .35 0 .03 2 .37 2 .40 — — — 26 .75
5/31/24 20 .46 0 .47 3 .90 4 .37 ( 0 .46 ) ( 0 .02 ) ( 0 .48 ) 24 .35
5/31/23 20 .70 0 .38 ( 0 .19 ) 0 .19 ( 0 .37 ) ( 0 .06 ) ( 0 .43 ) 20 .46
5/31/22 22 .70 0 .40 ( 1 .92 ) ( 1 .52 ) ( 0 .45 ) ( 0 .03 ) ( 0 .48 ) 20 .70
5/31/21 16 .59 0 .32 6 .14 6 .46 ( 0 .33 ) ( 0 .02 ) ( 0 .35 ) 22 .70
5/31/20 15 .80 0 .37 0 .82 1 .19 ( 0 .38 ) ( 0 .02 ) ( 0 .40 ) 16 .59
Retirement Class:
11/30/24
#
24 .19 ( 0 .01 ) 2 .36 2 .35 — — — 26 .54
5/31/24 20 .33 0 .42 3 .87 4 .29 ( 0 .41 ) ( 0 .02 ) ( 0 .43 ) 24 .19
5/31/23 20 .57 0 .35 ( 0 .20 ) 0 .15 ( 0 .33 ) ( 0 .06 ) ( 0 .39 ) 20 .33
5/31/22 22 .56 0 .34 ( 1 .91 ) ( 1 .57 ) ( 0 .39 ) ( 0 .03 ) ( 0 .42 ) 20 .57
5/31/21 16 .50 0 .28 6 .08 6 .36 ( 0 .28 ) ( 0 .02 ) ( 0 .30 ) 22 .56
5/31/20 15 .73 0 .34 0 .79 1 .13 ( 0 .34 ) ( 0 .02 ) ( 0 .36 ) 16 .50
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are not annualized.
c
Percentage is annualized.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
51
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
9 .79% $ 21,226 0 .27%
c
0 .20%
c
0 .11%
c
3%
21 .49 19,948 0 .27 0 .20 1 .90 7
1 .02 16,680 0 .27 0 .20 1 .85 7
( 7 .00 ) 12,050 0 .28 0 .20 1 .71 11
38 .98 8,251 0 .28 0 .20 1 .46 6
7 .24 1,534 0 .29 0 .20 2 .13 7
9 .77 48,127 0 .32
c
0 .25
c
0 .05
c
3
21 .47 41,614 0 .33 0 .26 2 .11 7
0 .95 37,212 0 .33 0 .25 1 .78 7
( 7 .02 ) 33,219 0 .33 0 .25 2 .28 11
38 .91 142,662 0 .33 0 .25 1 .45 6
7 .19 79,521 0 .35 0 .26 2 .09 7
9 .86 4,141,693 0 .17
c
0 .10
c
0 .20
c
3
21 .61 3,521,489 0 .18 0 .11 2 .11 7
1 .10 2,428,738 0 .18 0 .10 1 .92 7
( 6 .91 ) 1,822,272 0 .18 0 .10 1 .75 11
39 .14 1,478,111 0 .18 0 .10 1 .61 6
7 .37 801,496 0 .20 0 .11 2 .23 7
9 .71 176,915 0 .42
c
0 .35
c
( 0 .05 )
c
3
21 .32 165,330 0 .43 0 .36 1 .89 7
0 .85 135,316 0 .43 0 .35 1 .76 7
( 7 .13 ) 149,174 0 .43 0 .35 1 .52 11
38 .76 149,564 0 .43 0 .35 1 .44 6
7 .05 114,986 0 .46 0 .36 2 .02 7

Financial Highlights
(continued)
See Notes to Financial Statements
52
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
15.2
Lifecycle Index 2060
Class I:
11/30/24
#
$ 18 .87 $ 0 .01 $ 1 .85 $ 1 .86 $ — $ — $ — $ 20 .73
5/31/24 15 .81 0 .33 3 .09 3 .42 ( 0 .34 ) ( 0 .02 ) ( 0 .36 ) 18 .87
5/31/23 15 .98 0 .29 ( 0 .15 ) 0 .14 ( 0 .27 ) ( 0 .04 ) ( 0 .31 ) 15 .81
5/31/22 17 .51 0 .29 ( 1 .48 ) ( 1 .19 ) ( 0 .33 ) ( 0 .01 ) ( 0 .34 ) 15 .98
5/31/21 12 .75 0 .20 4 .81 5 .01 ( 0 .24 ) ( 0 .01 ) ( 0 .25 ) 17 .51
5/31/20 12 .15 0 .27 0 .62 0 .89 ( 0 .28 ) ( 0 .01 ) ( 0 .29 ) 12 .75
Premier Class:
11/30/24
#
18 .84 0 .00
d
1 .85 1 .85 — — — 20 .69
5/31/24 15 .79 0 .34 3 .06 3 .40 ( 0 .33 ) ( 0 .02 ) ( 0 .35 ) 18 .84
5/31/23 15 .96 0 .27 ( 0 .13 ) 0 .14 ( 0 .27 ) ( 0 .04 ) ( 0 .31 ) 15 .79
5/31/22 17 .48 0 .40 ( 1 .59 ) ( 1 .19 ) ( 0 .32 ) ( 0 .01 ) ( 0 .33 ) 15 .96
5/31/21 12 .73 0 .22 4 .77 4 .99 ( 0 .23 ) ( 0 .01 ) ( 0 .24 ) 17 .48
5/31/20 12 .13 0 .27 0 .61 0 .88 ( 0 .27 ) ( 0 .01 ) ( 0 .28 ) 12 .73
Class R6:
11/30/24
#
18 .89 0 .02 1 .86 1 .88 — — — 20 .77
5/31/24 15 .83 0 .36 3 .08 3 .44 ( 0 .36 ) ( 0 .02 ) ( 0 .38 ) 18 .89
5/31/23 15 .99 0 .29 ( 0 .12 ) 0 .17 ( 0 .29 ) ( 0 .04 ) ( 0 .33 ) 15 .83
5/31/22 17 .52 0 .30 ( 1 .47 ) ( 1 .17 ) ( 0 .35 ) ( 0 .01 ) ( 0 .36 ) 15 .99
5/31/21 12 .75 0 .25 4 .78 5 .03 ( 0 .25 ) ( 0 .01 ) ( 0 .26 ) 17 .52
5/31/20 12 .14 0 .28 0 .63 0 .91 ( 0 .29 ) ( 0 .01 ) ( 0 .30 ) 12 .75
Retirement Class:
11/30/24
#
18 .79 ( 0 .01 ) 1 .85 1 .84 — — — 20 .63
5/31/24 15 .75 0 .32 3 .06 3 .38 ( 0 .32 ) ( 0 .02 ) ( 0 .34 ) 18 .79
5/31/23 15 .92 0 .27 ( 0 .15 ) 0 .12 ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 15 .75
5/31/22 17 .44 0 .26 ( 1 .46 ) ( 1 .20 ) ( 0 .31 ) ( 0 .01 ) ( 0 .32 ) 15 .92
5/31/21 12 .70 0 .22 4 .75 4 .97 ( 0 .22 ) ( 0 .01 ) ( 0 .23 ) 17 .44
5/31/20 12 .11 0 .26 0 .60 0 .86 ( 0 .26 ) ( 0 .01 ) ( 0 .27 ) 12 .70
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are not annualized.
c
Percentage is annualized.
d
Value rounded to zero.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
53
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
9 .86% $ 14,344 0 .27%
c
0 .20%
c
0 .06%
c
3%
21 .83 13,382 0 .28 0 .21 1 .94 7
1 .05 10,940 0 .28 0 .20 1 .89 7
( 7 .01 ) 9,092 0 .29 0 .20 1 .69 10
39 .51 5,527 0 .30 0 .20 1 .31 6
7 .21 1,292 0 .35 0 .20 2 .11 16
9 .82 30,787 0 .33
c
0 .25
c
0 .01
c
3
21 .74 25,989 0 .33 0 .26 1 .99 7
0 .99 21,158 0 .34 0 .25 1 .76 7
( 7 .01 ) 15,601 0 .34 0 .25 2 .23 10
39 .44 40,943 0 .35 0 .25 1 .42 6
7 .17 17,927 0 .41 0 .26 2 .09 16
9 .95 2,351,866 0 .18
c
0 .10
c
0 .16
c
3
21 .91 1,951,599 0 .18 0 .11 2 .09 7
1 .20 1,257,068 0 .19 0 .10 1 .92 7
( 6 .93 ) 828,871 0 .19 0 .10 1 .75 10
39 .68 600,348 0 .21 0 .10 1 .59 6
7 .36 267,485 0 .26 0 .11 2 .21 16
9 .79 95,083 0 .43
c
0 .35
c
( 0 .09 )
c
3
21 .62 87,137 0 .43 0 .36 1 .89 7
0 .90 63,746 0 .44 0 .35 1 .79 7
( 7 .11 ) 67,009 0 .44 0 .35 1 .50 10
39 .33 55,903 0 .45 0 .35 1 .43 6
7 .01 37,293 0 .51 0 .36 2 .00 16

Financial Highlights
(continued)
See Notes to Financial Statements
54
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
15.3
Lifecycle Index 2065
Class I:
11/30/24
#
$ 13 .36 $ 0 .00
d
$ 1 .33 $ 1 .33 $ — $ — $ — $ 14 .69
5/31/24 11 .17 0 .25 2 .19 2 .44 ( 0 .24 ) ( 0 .01 ) ( 0 .25 ) 13 .36
5/31/23 11 .27 0 .12 0 .00
d
0 .12 ( 0 .20 ) ( 0 .02 ) ( 0 .22 ) 11 .17
5/31/22 12 .46 0 .22 ( 1 .04 ) ( 0 .82 ) ( 0 .36 ) ( 0 .01 ) ( 0 .37 ) 11 .27
5/31/21
*
10 .00 0 .16 2 .48 2 .64 ( 0 .18 ) — ( 0 .18 ) 12 .46
Premier Class:
11/30/24
#
13 .35 ( 0 .00 )
d
1 .32 1 .32 — — — 14 .67
5/31/24 11 .16 0 .30 2 .14 2 .44 ( 0 .24 ) ( 0 .01 ) ( 0 .25 ) 13 .35
5/31/23 11 .26 0 .19 ( 0 .08 ) 0 .11 ( 0 .19 ) ( 0 .02 ) ( 0 .21 ) 11 .16
5/31/22 12 .46 0 .18 ( 1 .01 ) ( 0 .83 ) ( 0 .36 ) ( 0 .01 ) ( 0 .37 ) 11 .26
5/31/21
*
10 .00 0 .16 2 .48 2 .64 ( 0 .18 ) — ( 0 .18 ) 12 .46
Class R6:
11/30/24
#
13 .53 0 .01 1 .35 1 .36 — — — 14 .89
5/31/24 11 .31 0 .26 2 .22 2 .48 ( 0 .25 ) ( 0 .01 ) ( 0 .26 ) 13 .53
5/31/23 11 .40 0 .21 ( 0 .08 ) 0 .13 ( 0 .20 ) ( 0 .02 ) ( 0 .22 ) 11 .31
5/31/22 12 .45 0 .21 ( 1 .02 ) ( 0 .81 ) ( 0 .23 ) ( 0 .01 ) ( 0 .24 ) 11 .40
5/31/21
*
10 .00 0 .15 2 .48 2 .63 ( 0 .18 ) — ( 0 .18 ) 12 .45
Retirement Class:
11/30/24
#
13 .36 ( 0 .01 ) 1 .32 1 .31 — — — 14 .67
5/31/24 11 .17 0 .23 2 .20 2 .43 ( 0 .23 ) ( 0 .01 ) ( 0 .24 ) 13 .36
5/31/23 11 .27 0 .17 ( 0 .07 ) 0 .10 ( 0 .18 ) ( 0 .02 ) ( 0 .20 ) 11 .17
5/31/22 12 .44 0 .17 ( 1 .04 ) ( 0 .87 ) ( 0 .29 ) ( 0 .01 ) ( 0 .30 ) 11 .27
5/31/21
*
10 .00 0 .15 2 .46 2 .61 ( 0 .17 ) — ( 0 .17 ) 12 .44
#
Unaudited
*
The Fund commenced operations on September 30, 2020.
a
Based on average shares outstanding.
b
Total returns are not annualized.
c
Percentage is annualized.
d
Value rounded to zero.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
55
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
9 .96% $ 3,921 0 .33%
c
0 .20%
c
0 .03%
c
5%
22 .08 3,787 0 .35 0 .19 2 .01 14
1 .22 2,377 0 .45 0 .18 1 .11 22
( 6 .83 ) 716 0 .83 0 .13 1 .81 108
26 .48 626 4 .26
c
0 .25
c
2 .16
c
36
9 .89 3,367 0 .39
c
0 .25
c
( 0 .03 )
c
5
22 .03 2,811 0 .41 0 .26 2 .49 14
1 .11 1,229 0 .53 0 .25 1 .75 22
( 6 .90 ) 808 0 .97 0 .25 1 .49 108
26 .48 637 4 .41
c
0 .25
c
2 .14
c
36
10 .05 445,313 0 .24
c
0 .10
c
0 .12
c
5
22 .12 322,206 0 .26 0 .11 2 .10 14
1 .29 119,873 0 .38 0 .10 1 .90 22
( 6 .70 ) 44,526 0 .82 0 .11 1 .76 108
26 .45 7,131 3 .91
c
0 .10
c
2 .02
c
36
9 .81 12,833 0 .49
c
0 .35
c
( 0 .13 )
c
5
21 .93 10,219 0 .51 0 .36 1 .90 14
1 .03 4,689 0 .63 0 .35 1 .62 22
( 7 .26 ) 1,740 1 .08 0 .36 1 .42 108
26 .35 693 4 .54
c
0 .35
c
2 .00
c
36

56
Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940, (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Current Fiscal Period:  The end of the reporting period for the Funds is November 30, 2024, and the period covered by these Notes to
Financial Statements is the six months ended November 30, 2024 (the "current fiscal period").
Investment Advisor: Teachers Advisors, LLC (the "Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.
Share Classes and Sales Charges: Each Fund is a “fund of funds” that diversifies its assets by investing in Class W shares of other Nuveen mutual funds and potentially other investment pools or investment products. The Funds offer Class I, Premier Class,
Class R6 and Retirement Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC
(“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value ("NAV") for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Funds pay the members of the Board of Trustees ("Board") all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Fund Name Short Name
Nuveen Lifecycle Index Retirement Income Fund Lifecycle Index Retirement Income
Nuveen Lifecycle Index 2010 Fund Lifecycle Index 2010
Nuveen Lifecycle Index 2015 Fund Lifecycle Index 2015
Nuveen Lifecycle Index 2020 Fund Lifecycle Index 2020
Nuveen Lifecycle Index 2025 Fund Lifecycle Index 2025
Nuveen Lifecycle Index 2030 Fund Lifecycle Index 2030
Nuveen Lifecycle Index 2035 Fund Lifecycle Index 2035
Nuveen Lifecycle Index 2040 Fund Lifecycle Index 2040
Nuveen Lifecycle Index 2045 Fund Lifecycle Index 2045
Nuveen Lifecycle Index 2050 Fund Lifecycle Index 2050
Nuveen Lifecycle Index 2055 Fund Lifecycle Index 2055
Nuveen Lifecycle Index 2060 Fund Lifecycle Index 2060
Nuveen Lifecycle Index 2065 Fund Lifecycle Index 2065

57
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds' Portfolio of Investments or Statement of Assets and Liabilities.
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.
New Accounting Pronouncement:  In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment
Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses.
ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management has assessed the new guidance and determined that it will not have a material impact on the financial positions or results of operations of the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:

Notes to Financial Statements
(continued)
58
Exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index Retirement Income
Registered investment companies $698,053,549 $— $— $698,053,549
Short-term investments — 280,000 — 280,000
Total $698,053,549 $280,000 $— $698,333,549
1 1 1 1 1
Lifecycle Index 2010
Registered investment companies $658,362,015 $— $— $658,362,015
Short-term investments — 1,680,000 — 1,680,000
Total $658,362,015 $1,680,000 $— $660,042,015
1 1 1 1 1
Lifecycle Index 2015
Registered investment companies $1,058,165,583 $— $— $1,058,165,583
Short-term investments — 750,000 — 750,000
Total $1,058,165,583 $750,000 $— $1,058,915,583
1 1 1 1 1
Lifecycle Index 2020
Registered investment companies $3,112,390,818 $— $— $3,112,390,818
Short-term investments — 4,510,000 — 4,510,000
Total $3,112,390,818 $4,510,000 $— $3,116,900,818
1 1 1 1 1
Lifecycle Index 2025
Registered investment companies $6,188,236,447 $— $— $6,188,236,447
Short-term investments — 4,190,000 — 4,190,000
Total $6,188,236,447 $4,190,000 $— $6,192,426,447
1 1 1 1 1
Lifecycle Index 2030
Registered investment companies $8,696,641,952 $— $— $8,696,641,952
Short-term investments — 10,010,000 — 10,010,000
Total $8,696,641,952 $10,010,000 $— $8,706,651,952
1 1 1 1 1
Lifecycle Index 2035
Registered investment companies $9,327,442,838 $— $— $9,327,442,838
Short-term investments — 8,940,000 — 8,940,000
Total $9,327,442,838 $8,940,000 $— $9,336,382,838
1 1 1 1 1
Lifecycle Index 2040
Registered investment companies $9,854,488,387 $— $— $9,854,488,387
Short-term investments — 12,210,000 — 12,210,000
Total $9,854,488,387 $12,210,000 $— $9,866,698,387
1 1 1 1 1
Lifecycle Index 2045
Registered investment companies $8,368,535,834 $— $— $8,368,535,834
Short-term investments — 8,440,000 — 8,440,000
Total $8,368,535,834 $8,440,000 $— $8,376,975,834
1 1 1 1 1
Lifecycle Index 2050
Registered investment companies $7,134,237,913 $— $— $7,134,237,913
Short-term investments — 8,970,000 — 8,970,000
Total $7,134,237,913 $8,970,000 $— $7,143,207,913
1 1 1 1 1
Lifecycle Index 2055
Registered investment companies $4,381,354,918 $— $— $4,381,354,918
Short-term investments — 6,790,000 — 6,790,000
Total $4,381,354,918 $6,790,000 $— $4,388,144,918
1 1 1 1 1
Lifecycle Index 2060
Registered investment companies $2,487,057,204 $— $— $2,487,057,204
Short-term investments — 5,410,000 — 5,410,000
Total $2,487,057,204 $5,410,000 $— $2,492,467,204
1 1 1 1 1

59
4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements:
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
l
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2065
Registered investment companies $463,509,535 $— $— $463,509,535
Short-term investments — 660,000 — 660,000
Total $463,509,535 $660,000 $— $464,169,535
1 1 1 1 1
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Lifecycle Index Retirement Income Fixed Income Clearing Corporation $ 280,000 $ (285,643)
Lifecycle Index 2010 Fixed Income Clearing Corporation 1,680,000 (1,713,667)
Lifecycle Index 2015 Fixed Income Clearing Corporation 750,000 (765,227)
Lifecycle Index 2020 Fixed Income Clearing Corporation 4,510,000 (4,600,244)
Lifecycle Index 2025 Fixed Income Clearing Corporation 4,190,000 (4,273,959)
Lifecycle Index 2030 Fixed Income Clearing Corporation 10,010,000 (10,210,255)
Lifecycle Index 2035 Fixed Income Clearing Corporation 8,940,000 (9,118,820)
Lifecycle Index 2040 Fixed Income Clearing Corporation 12,210,000 (12,454,374)
Lifecycle Index 2045 Fixed Income Clearing Corporation 8,440,000 (8,608,976)
Lifecycle Index 2050 Fixed Income Clearing Corporation 8,970,000 (9,149,541)
Lifecycle Index 2055 Fixed Income Clearing Corporation 6,790,000 (6,925,838)
Lifecycle Index 2060 Fixed Income Clearing Corporation 5,410,000 (5,518,231)
Lifecycle Index 2065 Fixed Income Clearing Corporation 660,000 (673,370)
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
14.1
Lifecycle Index Retirement Income $ 56,846,270 $ 100,674,669
14.2
Lifecycle Index 2010 53,412,169 55,676,181
14.3
Lifecycle Index 2015 53,890,931 98,392,190
14.4
Lifecycle Index 2020 118,891,597 262,838,866
14.5
Lifecycle Index 2025 275,995,968 412,279,528
14.6
Lifecycle Index 2030 485,552,405 373,555,027
14.7
Lifecycle Index 2035 588,369,650 375,569,395
14.8
Lifecycle Index 2040 586,238,730 378,610,656
14.9
Lifecycle Index 2045 542,049,935 284,712,306
15.01
Lifecycle Index 2050 485,450,287 218,741,415
15.1
Lifecycle Index 2055 393,830,183 130,655,894
15.2
Lifecycle Index 2060 269,883,497 69,121,464
15.3
Lifecycle Index 2065 110,469,225 20,379,593

Notes to Financial Statements
(continued)
60
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
11/30/24
Year Ended
5/31/24
14.1
Lifecycle Index Retirement Income Shares Amount Shares Amount
Subscriptions:
Class I 5,235 $ 86,526 20,845 $ 319,031
Premier Class 15,949 263,569 62,116 946,739
Class R6 6,222,185 102,907,633 14,539,705 221,787,860
Retirement Class 250,324 4,166,070 367,049 5,645,804
Total subscriptions 6,493,693 107,423,798 14,989,715 228,699,434
Reinvestments of distributions:
Class I 1,471 24,141 4,125 63,371
Premier Class 871 14,277 2,394 36,756
Class R6 411,447 6,755,302 1,046,305 16,082,188
Retirement Class 21,010 344,106 58,205 892,097
Total reinvestments of distributions 434,799 7,137,826 1,111,029 17,074,412
Redemptions:
Class I (22,257) (368,671) (28,956) (447,686)
Premier Class (25,869) (426,410) (77,682) (1,194,080)
Class R6 (9,214,194) (152,582,638) (12,590,697) (194,216,256)
Retirement Class (244,928) (4,033,813) (678,392) (10,349,565)
Total redemptions (9,507,248) (157,411,532) (13,375,727) (206,207,587)
Net increase (decrease) from shareholder transactions (2,578,756) $ (42,849,908) 2,725,017 $ 39,566,259
Six Months Ended
11/30/24
Year Ended
5/31/24
14.2
Lifecycle Index 2010 Shares Amount Shares Amount
Subscriptions:
Class I 3,234 $ 55,560 10,131 $ 162,221
Premier Class 61,059 1,030,826 99,816 1,591,307
Class R6 3,343,071 57,896,577 5,871,430 94,247,976
Retirement Class 285,262 4,881,987 395,902 6,243,168
Total subscriptions 3,692,626 63,864,950 6,377,279 102,244,672
Reinvestments of distributions:
Class I – – 2,288 36,633
Premier Class – – 38,146 608,042
Class R6 – – 1,146,232 18,328,254
Retirement Class – – 108,050 1,712,599
Total reinvestments of distributions – – 1,294,716 20,685,528
Redemptions:
Class I (14,722) (256,468) (70,280) (1,115,621)
Premier Class (104,513) (1,799,382) (274,858) (4,413,763)
Class R6 (3,808,409) (65,569,489) (8,711,198) (139,980,798)
Retirement Class (312,453) (5,346,247) (1,003,364) (15,974,894)
Total redemptions (4,240,097) (72,971,586) (10,059,700) (161,485,076)
Net increase (decrease) from shareholder transactions (547,471) $ (9,106,636) (2,387,705) $ (38,554,876)
Six Months Ended
11/30/24
Year Ended
5/31/24
14.3
Lifecycle Index 2015 Shares Amount Shares Amount
Subscriptions:
Class I 4,198 $ 76,281 54,921 $ 937,881
Premier Class 76,678 1,372,927 170,840 2,862,697
Class R6 3,659,474 66,693,399 8,262,695 139,734,524
Retirement Class 280,561 5,077,540 475,655 7,972,448
Total subscriptions 4,020,911 73,220,147 8,964,111 151,507,550
Reinvestments of distributions:
Class I – – 2,784 46,792
Premier Class – – 62,007 1,038,002
Class R6 – – 2,139,222 35,981,708
Retirement Class – – 193,088 3,222,645
Total reinvestments of distributions – – 2,397,101 40,289,147
Redemptions:
Class I (9,563) (175,954) (89,142) (1,505,944)
Premier Class (195,340) (3,539,338) (411,184) (6,889,577)
Class R6 (6,080,691) (110,623,680) (13,038,389) (221,531,073)
Retirement Class (838,372) (15,163,659) (1,341,327) (22,608,289)
Total redemptions (7,123,966) (129,502,631) (14,880,042) (252,534,883)
Net increase (decrease) from shareholder transactions (3,103,055) $ (56,282,484) (3,518,830) $ (60,738,186)

61
Six Months Ended
11/30/24
Year Ended
5/31/24
14.4
Lifecycle Index 2020 Shares Amount Shares Amount
Subscriptions:
Class I 19,171 $ 381,642 74,262 $ 1,367,596
Premier Class 191,412 3,785,971 503,271 9,200,844
Class R6 8,316,543 166,766,194 22,424,807 412,766,301
Retirement Class 439,006 8,688,876 878,109 15,990,132
Total subscriptions 8,966,132 179,622,683 23,880,449 439,324,873
Reinvestments of distributions:
Class I – – 18,571 340,408
Premier Class – – 125,315 2,288,248
Class R6 – – 4,926,275 90,397,138
Retirement Class – – 354,735 6,456,174
Total reinvestments of distributions – – 5,424,896 99,481,968
Redemptions:
Class I (74,487) (1,474,746) (228,419) (4,229,709)
Premier Class (418,782) (8,293,518) (1,248,756) (22,962,439)
Class R6 (16,005,888) (319,942,173) (35,125,181) (649,197,428)
Retirement Class (1,417,911) (28,111,262) (2,683,928) (49,126,116)
Total redemptions (17,917,068) (357,821,699) (39,286,284) (725,515,692)
Net increase (decrease) from shareholder transactions (8,950,936) $ (178,199,016) (9,980,939) $ (186,708,851)
Six Months Ended
11/30/24
Year Ended
5/31/24
14.5
Lifecycle Index 2025 Shares Amount Shares Amount
Subscriptions:
Class I 40,266 $ 898,404 243,371 $ 4,930,631
Premier Class 442,683 9,740,035 874,003 17,681,971
Class R6 19,292,907 432,516,848 44,372,219 904,790,116
Retirement Class 648,173 14,402,006 1,656,279 33,320,626
Total subscriptions 20,424,029 457,557,293 47,145,872 960,723,344
Reinvestments of distributions:
Class I – – 25,222 513,275
Premier Class – – 121,096 2,459,456
Class R6 – – 6,156,947 125,540,155
Retirement Class – – 454,869 9,192,902
Total reinvestments of distributions – – 6,758,134 137,705,788
Redemptions:
Class I (167,207) (3,767,945) (437,995) (8,805,941)
Premier Class (525,965) (11,702,734) (1,131,849) (23,054,565)
Class R6 (25,855,744) (578,483,092) (48,255,309) (990,630,653)
Retirement Class (2,351,107) (52,070,005) (4,859,935) (98,718,158)
Total redemptions (28,900,023) (646,023,776) (54,685,088) (1,121,209,317)
Net increase (decrease) from shareholder transactions (8,475,994) $ (188,466,483) (781,082) $ (22,780,185)
Six Months Ended
11/30/24
Year Ended
5/31/24
14.6
Lifecycle Index 2030 Shares Amount Shares Amount
Subscriptions:
Class I 43,951 $ 1,084,845 213,738 $ 4,741,727
Premier Class 627,201 15,294,483 1,020,220 22,666,628
Class R6 26,469,931 654,759,862 56,495,639 1,263,257,332
Retirement Class 1,161,413 28,370,954 2,789,961 61,671,465
Total subscriptions 28,302,496 699,510,144 60,519,558 1,352,337,152
Reinvestments of distributions:
Class I – – 35,160 784,418
Premier Class – – 147,576 3,280,625
Class R6 – – 7,037,023 157,277,461
Retirement Class – – 454,647 10,065,889
Total reinvestments of distributions – – 7,674,406 171,408,393
Redemptions:
Class I (118,100) (2,918,775) (361,218) (8,039,837)
Premier Class (430,867) (10,623,520) (1,470,090) (32,858,904)
Class R6 (23,256,620) (575,239,084) (44,001,301) (992,421,774)
Retirement Class (2,297,229) (56,313,819) (4,321,884) (96,495,792)
Total redemptions (26,102,816) (645,095,198) (50,154,493) (1,129,816,307)
Net increase (decrease) from shareholder transactions 2,199,680 $ 54,414,946 18,039,471 $ 393,929,238

Notes to Financial Statements
(continued)
62
Six Months Ended
11/30/24
Year Ended
5/31/24
14.7
Lifecycle Index 2035 Shares Amount Shares Amount
Subscriptions:
Class I 49,606 $ 1,341,859 223,278 $ 5,367,607
Premier Class 515,901 13,839,759 1,092,292 26,324,023
Class R6 26,665,856 727,628,476 59,806,250 1,455,487,593
Retirement Class 1,021,566 27,569,771 2,642,003 63,631,827
Total subscriptions 28,252,929 770,379,865 63,763,823 1,550,811,050
Reinvestments of distributions:
Class I – – 23,238 564,445
Premier Class – – 132,558 3,207,899
Class R6 – – 6,054,698 147,371,345
Retirement Class – – 348,217 8,392,031
Total reinvestments of distributions – – 6,558,711 159,535,720
Redemptions:
Class I (88,219) (2,402,205) (298,338) (7,198,241)
Premier Class (513,559) (13,884,613) (1,153,621) (28,015,020)
Class R6 (19,740,372) (538,118,073) (36,581,391) (902,421,312)
Retirement Class (2,011,829) (54,282,210) (3,995,570) (97,312,404)
Total redemptions (22,353,979) (608,687,101) (42,028,920) (1,034,946,977)
Net increase (decrease) from shareholder transactions 5,898,950 $ 161,692,764 28,293,614 $ 675,399,793
Six Months Ended
11/30/24
Year Ended
5/31/24
14.8
Lifecycle Index 2040 Shares Amount Shares Amount
Subscriptions:
Class I 58,948 $ 1,738,697 193,374 $ 5,009,272
Premier Class 426,571 12,465,974 1,120,144 28,921,233
Class R6 24,124,262 714,067,984 54,222,650 1,413,783,568
Retirement Class 822,695 24,118,461 1,996,846 51,631,155
Total subscriptions 25,432,476 752,391,116 57,533,014 1,499,345,228
Reinvestments of distributions:
Class I – – 20,577 535,204
Premier Class – – 136,836 3,542,683
Class R6 – – 5,787,159 150,697,631
Retirement Class – – 295,703 7,629,130
Total reinvestments of distributions – – 6,240,275 162,404,648
Redemptions:
Class I (146,370) (4,353,141) (208,960) (5,446,746)
Premier Class (554,534) (16,305,354) (1,439,064) (37,749,387)
Class R6 (17,344,462) (511,915,958) (31,691,130) (841,845,215)
Retirement Class (1,435,187) (42,178,458) (3,604,077) (94,931,430)
Total redemptions (19,480,553) (574,752,911) (36,943,231) (979,972,778)
Net increase (decrease) from shareholder transactions 5,951,923 $ 177,638,205 26,830,058 $ 681,777,098
Six Months Ended
11/30/24
Year Ended
5/31/24
14.9
Lifecycle Index 2045 Shares Amount Shares Amount
Subscriptions:
Class I 58,546 $ 1,798,624 157,554 $ 4,254,147
Premier Class 554,042 16,928,508 993,274 26,788,207
Class R6 21,745,029 675,922,550 52,266,925 1,418,998,974
Retirement Class 692,319 21,299,691 1,731,177 46,548,337
Total subscriptions 23,049,936 715,949,373 55,148,930 1,496,589,665
Reinvestments of distributions:
Class I – – 18,683 505,761
Premier Class – – 72,690 1,961,898
Class R6 – – 4,469,368 121,209,261
Retirement Class – – 226,560 6,085,403
Total reinvestments of distributions – – 4,787,301 129,762,323
Redemptions:
Class I (99,921) (3,089,889) (209,486) (5,648,588)
Premier Class (226,016) (6,960,670) (753,142) (20,519,310)
Class R6 (13,623,153) (423,256,005) (26,078,253) (721,370,997)
Retirement Class (1,329,766) (40,895,860) (2,562,142) (70,174,828)
Total redemptions (15,278,856) (474,202,424) (29,603,023) (817,713,723)
Net increase (decrease) from shareholder transactions 7,771,080 $ 241,746,949 30,333,208 $ 808,638,265

63
Six Months Ended
11/30/24
Year Ended
5/31/24
15.01
Lifecycle Index 2050 Shares Amount Shares Amount
Subscriptions:
Class I 77,120 $ 2,432,567 151,795 $ 4,162,023
Premier Class 283,355 8,876,405 511,652 14,049,166
Class R6 19,395,546 613,692,751 44,172,380 1,217,859,238
Retirement Class 577,879 18,143,847 1,408,038 38,375,294
Total subscriptions 20,333,900 643,145,570 46,243,865 1,274,445,721
Reinvestments of distributions:
Class I – – 15,170 416,566
Premier Class – – 53,428 1,461,248
Class R6 – – 3,897,036 107,168,487
Retirement Class – – 198,874 5,413,361
Total reinvestments of distributions – – 4,164,508 114,459,662
Redemptions:
Class I (69,099) (2,194,310) (201,159) (5,454,329)
Premier Class (159,966) (5,001,770) (633,130) (17,514,976)
Class R6 (10,846,103) (343,407,998) (21,224,260) (597,384,005)
Retirement Class (1,150,616) (36,057,876) (2,151,001) (59,646,290)
Total redemptions (12,225,784) (386,661,954) (24,209,550) (679,999,600)
Net increase (decrease) from shareholder transactions 8,108,116 $ 256,483,616 26,198,823 $ 708,905,783
Six Months Ended
11/30/24
Year Ended
5/31/24
15.1
Lifecycle Index 2055 Shares Amount Shares Amount
Subscriptions:
Class I 67,452 $ 1,706,841 222,339 $ 4,895,126
Premier Class 209,688 5,315,172 480,554 10,667,739
Class R6 19,453,431 497,689,670 41,577,792 926,627,050
Retirement Class 659,657 16,778,570 1,482,023 32,716,115
Total subscriptions 20,390,228 521,490,253 43,762,708 974,906,030
Reinvestments of distributions:
Class I – – 15,953 353,668
Premier Class – – 27,490 608,638
Class R6 – – 2,799,981 62,159,591
Retirement Class – – 134,709 2,974,365
Total reinvestments of distributions – – 2,978,133 66,096,262
Redemptions:
Class I (92,905) (2,386,847) (234,331) (5,053,347)
Premier Class (117,976) (2,992,703) (617,905) (13,841,189)
Class R6 (9,253,244) (237,277,034) (18,474,311) (419,542,678)
Retirement Class (829,014) (21,141,984) (1,437,927) (32,034,509)
Total redemptions (10,293,139) (263,798,568) (20,764,474) (470,471,723)
Net increase (decrease) from shareholder transactions 10,097,089 $ 257,691,685 25,976,367 $ 570,530,569
Six Months Ended
11/30/24
Year Ended
5/31/24
15.2
Lifecycle Index 2060 Shares Amount Shares Amount
Subscriptions:
Class I 75,037 $ 1,483,897 237,912 $ 4,089,310
Premier Class 247,793 4,913,621 554,364 9,509,531
Class R6 18,587,041 368,388,419 38,177,375 660,894,255
Retirement Class 559,225 11,055,217 1,278,732 21,923,193
Total subscriptions 19,469,096 385,841,154 40,248,383 696,416,289
Reinvestments of distributions:
Class I – – 13,932 239,498
Premier Class – – 18,860 323,633
Class R6 – – 1,912,844 32,900,918
Retirement Class – – 86,565 1,482,850
Total reinvestments of distributions – – 2,032,201 34,946,899
Redemptions:
Class I (92,429) (1,842,837) (234,297) (3,954,887)
Premier Class (139,634) (2,741,862) (533,454) (9,078,713)
Class R6 (8,649,547) (172,068,577) (16,178,367) (283,863,945)
Retirement Class (587,923) (11,669,879) (774,205) (13,334,770)
Total redemptions (9,469,533) (188,323,155) (17,720,323) (310,232,315)
Net increase (decrease) from shareholder transactions 9,999,563 $ 197,517,999 24,560,261 $ 421,130,873

Notes to Financial Statements
(continued)
64
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Six Months Ended
11/30/24
Year Ended
5/31/24
15.3
Lifecycle Index 2065 Shares Amount Shares Amount
Subscriptions:
Class I 48,677 $ 679,997 113,763 $ 1,384,830
Premier Class 83,930 1,180,843 186,945 2,229,957
Class R6 8,756,837 124,659,788 16,027,662 198,759,351
Retirement Class 303,699 4,260,437 481,317 5,895,241
Total subscriptions 9,193,143 130,781,065 16,809,687 208,269,379
Reinvestments of distributions:
Class I – – 4,210 51,147
Premier Class – – 3,300 40,099
Class R6 – – 355,871 4,380,766
Retirement Class – – 10,884 132,344
Total reinvestments of distributions – – 374,265 4,604,356
Redemptions:
Class I (65,165) (917,008) (47,321) (585,953)
Premier Class (65,039) (913,519) (89,827) (1,106,252)
Class R6 (2,647,072) (37,738,033) (3,178,895) (40,267,990)
Retirement Class (194,113) (2,728,514) (146,895) (1,799,799)
Total redemptions (2,971,389) (42,297,074) (3,462,938) (43,759,994)
Net increase (decrease) from shareholder transactions 6,221,754 $ 88,483,991 13,721,014 $ 169,113,741
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
14.1
Lifecycle Index Retirement Income $602,825,660 $134,067,930 $(38,560,041) $95,507,889
14.2
Lifecycle Index 2010 559,141,047 141,610,274 (40,709,306) 100,900,968
14.3
Lifecycle Index 2015 864,867,068 261,033,747 (66,985,232) 194,048,515
14.4
Lifecycle Index 2020 2,517,060,892 782,786,380 (182,946,454) 599,839,926
14.5
Lifecycle Index 2025 4,941,761,727 1,566,407,157 (315,742,437) 1,250,664,720
14.6
Lifecycle Index 2030 6,693,792,911 2,378,424,872 (365,565,831) 2,012,859,041
14.7
Lifecycle Index 2035 6,894,557,356 2,753,490,784 (311,665,302) 2,441,825,482
14.8
Lifecycle Index 2040 6,813,835,543 3,311,957,323 (259,094,479) 3,052,862,844
14.9
Lifecycle Index 2045 5,785,836,791 2,755,636,162 (164,497,119) 2,591,139,043
15.01
Lifecycle Index 2050 4,937,569,634 2,331,454,040 (125,815,761) 2,205,638,279
15.1
Lifecycle Index 2055 3,174,381,444 1,275,161,897 (61,398,423) 1,213,763,474
15.2
Lifecycle Index 2060 1,896,953,134 627,308,202 (31,794,132) 595,514,070
15.3
Lifecycle Index 2065 385,084,383 81,217,124 (2,131,972) 79,085,152

65
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Investment Adviser and Other Transactions with Affiliates
Under the terms of its Investment Management Agreement, the Adviser is entitled to a fee that is made up of two components, which are added together to create the total investment management fee. The first component, the asset allocation fee rate, is an annual rate of 0.10% of the average daily net assets of each Fund. The second component, the Underlying Funds fee rate is calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the effective Underlying Fund’s annual investment management fee rate, as determined pursuant to its investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (excluding the Class W shares investment management fee waiver and/or reimbursement), in proportion to the percentage of the Fund’s net assets invested in the Underlying Fund, applied to the Fund’s average daily net assets.
The Adviser has contractually agreed to waive a portion of the asset allocation fee rate equal to, on an annual basis, the following percentages of the average daily net assets of each Fund. As of the end of the current fiscal period, the Adviser received from the
Funds the following effective annual rate as a percentage of average daily net assets of each Fund:
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
14.1
Lifecycle Index Retirement Income $4,983,623 $568,458 $67,053,744 $– $– $(19,708) $72,586,117
14.2
Lifecycle Index 2010 5,477,181 12,662,365 76,865,925 – – (37,659) 94,967,812
14.3
Lifecycle Index 2015 8,340,973 25,845,872 158,398,309 – – (65,640) 192,519,514
14.4
Lifecycle Index 2020 22,468,089 62,312,834 480,657,395 – – (133,240) 565,305,078
14.5
Lifecycle Index 2025 43,573,837 72,554,644 969,178,722 – – (173,117) 1,085,134,086
14.6
Lifecycle Index 2030 50,705,956 25,205,720 1,493,628,409 – – (194,470) 1,569,345,615
14.7
Lifecycle Index 2035 50,357,129 – 1,820,539,669 – – (185,715) 1,870,711,083
14.8
Lifecycle Index 2040 19,756,044 – 2,304,588,247 (8,191,217) – (202,153) 2,315,950,921
14.9
Lifecycle Index 2045 12,720,598 – 1,891,875,409 – – (129,059) 1,904,466,948
15.01
Lifecycle Index 2050 7,651,387 – 1,590,280,216 – – (100,438) 1,597,831,165
15.1
Lifecycle Index 2055 3,387,282 – 834,341,414 – – (45,602) 837,683,094
15.2
Lifecycle Index 2060 1,209,407 – 380,037,876 – – (18,187) 381,229,096
15.3
Lifecycle Index 2065 122,252 – 41,107,949 (70,267) – (1,182) 41,158,752
Fund Short-Term Long-Term Total
14.1
Lifecycle Index Retirement Income $– $– $–
14.2
Lifecycle Index 2010 – – –
14.3
Lifecycle Index 2015 – – –
14.4
Lifecycle Index 2020 – – –
14.5
Lifecycle Index 2025 – – –
14.6
Lifecycle Index 2030 – – –
14.7
Lifecycle Index 2035 – – –
14.8
Lifecycle Index 2040 – 8,191,217 8,191,217
14.9
Lifecycle Index 2045 – – –
15.01
Lifecycle Index 2050 – – –
15.1
Lifecycle Index 2055 – – –
15.2
Lifecycle Index 2060 – – –
15.3
Lifecycle Index 2065 70,267 – 70,267

Notes to Financial Statements
(continued)
66
The Funds have entered into an Administrative Service Agreement with the Adviser under which the Funds pay the Adviser for its cost in providing certain administrative and compliance services to the Funds. The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Service Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Service
Agreement.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays the Adviser a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement
Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, the Premier Class of the Funds compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class at the annual rate of 0.15% of the average daily net assets attributable to the Retirement Class shares and Premier Class shares.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses, extraordinary expenses and the management fees and certain other expenses originally attributable to Class W shares of the affiliated Nuveen Funds) exceeds the following percentages of average daily net assets for each class:
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-
trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds did not engage in cross-trades pursuant to these procedures.
There were no funds’ shares owned by TIAA as of the end of the current fiscal period.
Investment Management Fee Waiver
Fund Investment Management Fee—Effective Rate Effective 10/1/24* Prior to 10/1/24
Lifecycle Index Retirement Income 0.090% 0.081% 0.079%
Lifecycle Index 2010 0.090 0.081 0.080
Lifecycle Index 2015 0.090 0.079 0.077
Lifecycle Index 2020 0.090 0.075 0.073
Lifecycle Index 2025 0.090 0.070 0.068
Lifecycle Index 2030 0.090 0.066 0.063
Lifecycle Index 2035 0.090 0.062 0.058
Lifecycle Index 2040 0.090 0.057 0.055
Lifecycle Index 2045 0.090 0.057 0.054
Lifecycle Index 2050 0.090 0.056 0.053
Lifecycle Index 2055 0.090 0.056 0.053
Lifecycle Index 2060 0.090 0.056 0.053
Lifecycle Index 2065 0.090 0.057 0.055
*   These waivers will remain in effect through September 30, 2025, unless changed with approval of the Board of Trustees.
Maximum Expense Amounts
Class I Premier Class Class R6 Retirement Class
Fund
Effective
10/1/24*
Prior to
10/1/24
Effective
10/1/24*
Prior to
10/1/24
Effective
10/1/24*
Prior to
10/1/24
Effective
10/1/24*
Prior to
10/1/24
Lifecycle Index Retirement Income 0.169% 0.171% 0.169% 0.171% 0.019% 0.021% 0.269% 0.271%
Lifecycle Index 2010 0.169 0.170 0.169 0.170 0.019 0.020 0.269 0.270
Lifecycle Index 2015 0.171 0.173 0.171 0.173 0.021 0.023 0.271 0.273
Lifecycle Index 2020 0.175 0.177 0.175 0.177 0.025 0.027 0.275 0.277
Lifecycle Index 2025 0.180 0.182 0.180 0.182 0.030 0.032 0.280 0.282
Lifecycle Index 2030 0.184 0.187 0.184 0.187 0.034 0.037 0.284 0.287
Lifecycle Index 2035 0.188 0.192 0.188 0.192 0.038 0.042 0.288 0.292
Lifecycle Index 2040 0.193 0.195 0.193 0.195 0.043 0.045 0.293 0.295
Lifecycle Index 2045 0.193 0.196 0.193 0.196 0.043 0.046 0.293 0.296
Lifecycle Index 2050 0.194 0.197 0.194 0.197 0.044 0.047 0.294 0.297
Lifecycle Index 2055 0.194 0.197 0.194 0.197 0.044 0.047 0.294 0.297
Lifecycle Index 2060 0.194 0.197 0.194 0.197 0.044 0.047 0.294 0.297
Lifecycle Index 2065 0.193 0.196 0.193 0.196 0.043 0.046 0.293 0.296
*   The expense reimbursement agreements will continue through at least September 30, 2025, unless changed with approval of the Board.

67
Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. Information regarding transactions with affiliated companies is as follows:
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Shares at
11/30/24 Dividend Income
Lifecycle Index Retirement Income
Nuveen Funds:
Bond Index, Class W
$ 280,512,273 $ 21,290,331 $ 32,571,665 $ (3,987,972) $ 11,878,388 $ 277,121,355 28,628,239 $ 5,035,473
Emerging Markets
Equity Index,
Class W
29,784,426 5,031,193 5,583,451 277,159 993,566 30,502,893 2,718,618 –
Equity Index, Class W
184,679,945 9,340,287 34,496,887 12,764,095 14,919,070 187,206,510 4,353,640 –
Inflation Linked Bond,
Class W
69,966,046 6,989,136 8,593,123 (666,401) 1,323,155 69,018,813 6,492,833 1,744,447
International Equity
Index, Class W
69,559,068 6,543,577 10,201,468 1,201,382 (1,639,854) 65,462,705 2,801,143 –
Short Term Bond
Index, Class W
69,587,051 7,651,746 9,228,075 (249,269) 979,820 68,741,273 7,145,662 1,592,305
$704,088,809 $56,846,270 $100,674,669 $9,338,994 $28,454,145 $698,053,549 52,140,135 $8,372,225
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Shares at
11/30/24 Dividend Income
Lifecycle Index 2010
Nuveen Funds:
Bond Index, Class W
$ 250,646,311 $ 19,328,835 $ 15,384,554 $ (1,807,484) $ 8,862,604 $ 261,645,712 27,029,516 $ 4,534,519
Emerging Markets
Equity Index,
Class W
24,027,207 3,590,461 2,812,719 10,075 904,067 25,719,091 2,292,254 –
Equity Index, Class W
149,441,507 7,128,826 21,796,916 9,209,269 13,270,943 157,253,629 3,657,061 –
Inflation Linked Bond,
Class W
62,514,220 6,059,291 3,987,656 (321,961) 919,154 65,183,048 6,131,989 1,549,301
International Equity
Index, Class W
56,100,514 5,222,377 5,663,360 566,344 (1,026,680) 55,199,195 2,361,968 –
Short Term Bond
Index, Class W
86,429,556 12,082,379 6,030,976 (224,574) 1,104,955 93,361,340 9,704,921 2,024,560
$629,159,315 $53,412,169 $55,676,181 $7,431,669 $24,035,043 $658,362,015 51,177,709 $8,108,380
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Shares at
11/30/24 Dividend Income
Lifecycle Index 2015
Nuveen Funds:
Bond Index, Class W
$ 413,843,341 $ 20,063,911 $ 27,033,156 $ (3,213,951) $ 15,076,261 $ 418,736,406 43,257,893 $ 7,381,655
Emerging Markets
Equity Index,
Class W
45,411,927 4,708,209 4,989,768 229,166 1,601,136 46,960,670 4,185,443 –
Equity Index, Class W
282,379,879 5,253,891 41,359,175 23,074,729 18,836,797 288,186,121 6,702,003 –
Inflation Linked Bond,
Class W
99,161,560 8,035,898 6,224,684 (528,971) 1,488,166 101,931,969 9,589,085 2,470,459
International Equity
Index, Class W
105,995,276 6,663,114 11,104,415 1,931,230 (2,664,385) 100,820,820 4,314,113 –
Short Term Bond
Index, Class W
99,012,018 9,165,908 7,680,992 (279,567) 1,312,230 101,529,597 10,554,012 2,261,465
$1,045,804,001 $53,890,931 $98,392,190 $21,212,636 $35,650,205 $1,058,165,583 78,602,549 $12,113,579

Notes to Financial Statements
(continued)
68
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Shares at
11/30/24 Dividend Income
Lifecycle Index 2020
Nuveen Funds:
Bond Index, Class W
$ 1,186,678,917 $ 40,809,917 $ 62,265,432 $ (8,781,312) $ 42,743,131 $ 1,199,185,221 123,882,771 $ 21,210,186
Emerging Markets
Equity Index,
Class W
149,761,057 13,980,101 14,539,327 477,980 5,468,921 155,148,732 13,827,873 –
Equity Index, Class W
929,918,119 9,070,113 126,955,202 65,690,103 72,504,979 950,228,112 22,098,328 –
Inflation Linked Bond,
Class W
230,625,827 18,185,603 13,021,089 (1,245,712) 3,483,171 238,027,800 22,392,079 5,751,654
International Equity
Index, Class W
349,694,387 16,999,400 31,476,033 5,416,711 (7,953,476) 332,680,989 14,235,387 –
Short Term Bond
Index, Class W
229,455,593 19,846,463 14,581,783 (536,114) 2,935,805 237,119,964 24,648,645 5,283,020
$3,076,133,900 $118,891,597 $262,838,866 $61,021,656 $119,182,531 $3,112,390,818 221,085,083 $32,244,860
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Shares at
11/30/24 Dividend Income
Lifecycle Index 2025
Nuveen Funds:
Bond Index, Class W
$ 2,191,184,253 $ 114,558,373 $ 71,956,661 $ (12,216,391) $ 74,879,347 $ 2,296,448,921 237,236,459 $ 39,877,399
Emerging Markets
Equity Index,
Class W
324,474,809 32,520,915 26,067,145 284,054 12,614,418 343,827,051 30,644,122 –
Equity Index, Class W
2,017,953,757 22,287,388 233,401,153 106,981,491 196,744,351 2,110,565,834 49,082,926 –
Inflation Linked Bond,
Class W
327,086,205 32,581,212 12,420,393 (1,804,870) 5,014,187 350,456,341 32,968,612 8,211,561
International Equity
Index, Class W
758,361,492 37,130,121 51,868,170 6,186,678 (11,910,247) 737,899,874 31,574,663 –
Short Term Bond
Index, Class W
325,302,754 36,917,959 16,566,006 (760,223) 4,143,942 349,038,426 36,282,581 7,641,180
$5,944,363,270 $275,995,968 $412,279,528 $98,670,739 $281,485,998 $6,188,236,447 417,789,363 $55,730,140
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Shares at
11/30/24 Dividend Income
Lifecycle Index 2030
Nuveen Funds:
Bond Index, Class W
$ 2,630,315,393 $ 215,313,966 $ 43,772,243 $ (7,761,052) $ 83,321,770 $ 2,877,417,834 297,253,908 $ 49,004,837
Emerging Markets
Equity Index,
Class W
504,049,697 63,694,580 29,834,571 (215,030) 20,006,013 557,700,689 49,705,944 –
Equity Index, Class W
3,134,672,673 43,126,709 238,478,139 63,450,487 420,961,364 3,423,733,094 79,621,700 –
Inflation Linked Bond,
Class W
281,618,454 41,297,161 5,205,636 (830,327) 3,653,629 320,533,281 30,153,648 7,184,942
International Equity
Index, Class W
1,177,588,216 78,848,150 49,187,745 2,743,064 (11,960,847) 1,198,030,838 51,263,622 –
Short Term Bond
Index, Class W
280,123,645 43,271,839 7,076,693 (341,277) 3,248,702 319,226,216 33,183,598 6,793,400
$8,008,368,078 $485,552,405 $373,555,027 $57,045,865 $519,230,631 $8,696,641,952 541,182,420 $62,983,179

69
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Shares at
11/30/24 Dividend Income
Lifecycle Index 2035
Nuveen Funds:
Bond Index, Class W
$ 2,360,140,621 $ 268,343,135 $ 31,137,253 $ (5,360,734) $ 72,752,825 $ 2,664,738,594 275,282,913 $ 44,681,011
Emerging Markets
Equity Index,
Class W
609,344,574 80,189,662 30,493,731 (647,864) 24,473,788 682,866,429 60,861,536 –
Equity Index, Class W
3,790,520,257 74,779,762 260,610,913 55,725,272 534,268,923 4,194,683,301 97,550,774 –
Inflation Linked Bond,
Class W
129,622,682 30,389,289 1,566,635 (285,857) 1,594,302 159,753,781 15,028,578 3,362,501
International Equity
Index, Class W
1,424,042,766 103,230,940 49,206,863 1,436,830 (13,253,071) 1,466,250,602 62,740,719 –
Short Term Bond
Index, Class W
128,954,834 31,436,862 2,554,000 (136,612) 1,449,047 159,150,131 16,543,673 3,259,608
$8,442,625,734 $588,369,650 $375,569,395 $50,731,035 $621,285,814 $9,327,442,838 528,008,193 $51,303,120
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Shares at
11/30/24 Dividend Income
Lifecycle Index 2040
Nuveen Funds:
Bond Index, Class W
$ 1,770,958,941 $ 230,918,001 $ 19,823,903 $ (3,303,755) $ 53,930,922 $ 2,032,680,206 209,987,625 $ 33,785,190
Emerging Markets
Equity Index,
Class W
741,903,559 108,079,450 36,549,391 (1,278,018) 30,281,852 842,437,452 75,083,552 –
Equity Index, Class W
4,612,789,904 110,727,739 275,485,868 43,574,641 679,586,331 5,171,192,747 120,260,296 –
International Equity
Index, Class W
1,733,019,627 136,513,540 46,751,494 920,816 (15,524,507) 1,808,177,982 77,371,758 –
$8,858,672,031 $586,238,730 $378,610,656 $39,913,684 $748,274,598 $9,854,488,387 482,703,231 $33,785,190
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Shares at
11/30/24 Dividend Income
Lifecycle Index 2045
Nuveen Funds:
Bond Index, Class W
$ 958,784,380 $ 134,613,294 $ 12,755,466 $ (2,193,661) $ 29,734,917 $ 1,108,183,464 114,481,763 $ 18,398,407
Emerging Markets
Equity Index,
Class W
674,877,461 110,789,507 30,253,270 (2,795,160) 29,216,076 781,834,614 69,682,229 –
Equity Index, Class W
4,195,048,311 145,722,328 206,159,371 12,100,537 654,273,572 4,800,985,377 111,650,823 –
International Equity
Index, Class W
1,575,669,972 150,924,806 35,544,199 442,731 (13,960,931) 1,677,532,379 71,781,445 –
$7,404,380,124 $542,049,935 $284,712,306 $7,554,447 $699,263,634 $8,368,535,834 367,596,260 $18,398,407
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Shares at
11/30/24 Dividend Income
Lifecycle Index 2050
Nuveen Funds:
Bond Index, Class W
$ 602,273,775 $ 77,204,048 $ 7,928,269 $ (1,410,096) $ 18,648,655 $ 688,788,113 71,155,797 $ 11,474,031
Emerging Markets
Equity Index,
Class W
592,118,473 102,047,903 22,166,742 (2,272,143) 25,396,578 695,124,069 61,954,017 –
Equity Index, Class W
3,675,251,730 157,912,929 160,832,086 4,921,646 583,785,456 4,261,039,675 99,093,946 –
International Equity
Index, Class W
1,380,953,944 148,285,407 27,814,318 333,648 (12,472,625) 1,489,286,056 63,726,404 –
$6,250,597,922 $485,450,287 $218,741,415 $1,573,055 $615,358,064 $7,134,237,913 295,930,164 $11,474,031

Notes to Financial Statements
(continued)
70
9. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
10. Line of Credit
The Funds participated in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The facility was entered into on June 13, 2023, and expired on June 11, 2024.
Certain affiliated accounts, each of which is managed by the Adviser, or an affiliate of the Adviser, also participated in this facility. An annual commitment fee for the credit facility was borne by the participating accounts on a pro rata basis. Interest associated with any borrowing under the facility was charged to the borrowing accounts at a specified rate of interest. The Funds were not liable for borrowings under the facility by other affiliated accounts. There were no borrowings under this credit facility by the Funds during the current fiscal period.
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Shares at
11/30/24 Dividend Income
Lifecycle Index 2055
Nuveen Funds:
Bond Index, Class W
$ 313,673,664 $ 51,202,847 $ 4,673,448 $ (813,538) $ 9,817,391 $ 369,206,916 38,141,210 $ 6,070,373
Emerging Markets
Equity Index,
Class W
359,104,327 72,815,806 12,997,244 (1,471,289) 15,408,838 432,860,438 38,579,362 –
Equity Index, Class W
2,229,867,872 155,392,955 95,801,505 645,717 361,828,389 2,651,933,428 61,672,870 –
International Equity
Index, Class W
837,517,510 114,418,575 17,183,697 234,306 (7,632,558) 927,354,136 39,681,392 –
$3,740,163,373 $393,830,183 $130,655,894 $(1,404,804) $379,422,060 $4,381,354,918 178,074,835 $6,070,373
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Shares at
11/30/24 Dividend Income
Lifecycle Index 2060
Nuveen Funds:
Bond Index, Class W
$ 148,559,066 $ 28,156,671 $ 1,968,633 $ (335,656) $ 4,591,720 $ 179,003,168 18,492,063 $ 2,914,071
Emerging Markets
Equity Index,
Class W
201,723,219 44,973,069 5,601,399 (634,976) 8,408,688 248,868,601 22,180,802 –
Equity Index, Class W
1,251,362,297 120,433,514 52,548,697 123,439 206,894,830 1,526,265,383 35,494,544 –
International Equity
Index, Class W
469,888,911 76,320,243 9,002,735 132,677 (4,419,044) 532,920,052 22,803,597 –
$2,071,533,493 $269,883,497 $69,121,464 $(714,516) $215,476,194 $2,487,057,204 98,971,006 $2,914,071
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Shares at
11/30/24 Dividend Income
Lifecycle Index 2065
Nuveen Funds:
Bond Index, Class W
$ 20,027,291 $ 7,845,877 $ 780,350 $ (70,648) $ 656,842 $ 27,679,012 2,859,402 $ 422,080
Emerging Markets
Equity Index,
Class W
33,178,643 14,513,251 1,813,678 (109,266) 1,266,813 47,035,763 4,192,136 –
Equity Index, Class W
205,393,136 60,114,400 14,182,248 (48,636) 36,879,688 288,156,340 6,701,310 –
International Equity
Index, Class W
77,126,631 27,995,697 3,603,317 (54,452) (826,139) 100,638,420 4,306,308 –
$335,725,701 $110,469,225 $20,379,593 $(283,002) $37,977,204 $463,509,535 18,059,156 $422,080

3
Item 7. Financial Statements and Financial Highlights for Open-
End Management Investment Companies

Lifestyle Income
Portfolio of Investments November 30, 2024
4
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—39.9%
1,654,475
Nuveen Core Bond Fund, Class R6 $ 15,237,717
1,647,282
Nuveen Core Plus Bond Fund, Class R6 15,237,361
TOTAL FIXED INCOME 30,475,078
INTERNATIONAL EQUITY—7.0%
113,819
Nuveen Emerging Markets Equity Fund, Class R6 935,592
161,993
Nuveen International Equity Fund, Class R6 2,267,898
88,282
Nuveen International Opportunities Fund, Class R6 1,363,953
67,543
Nuveen Quant International Small Cap Equity Fund, Class R6 749,050
TOTAL INTERNATIONAL EQUITY 5,316,493
SHORT-TERM FIXED INCOME—39.6%
2,997,480
Nuveen Short Term Bond Fund, Class R6 30,274,553
TOTAL SHORT-TERM FIXED INCOME 30,274,553
U.S. EQUITY—13.4%
88,547
Nuveen Core Equity Fund, Class R6 1,515,047
22,253
Nuveen Dividend Growth Fund, Class R6 1,508,961
91,722
Nuveen Dividend Value Fund, Class R6 1,544,596
49,243
Nuveen Growth Opportunities ETF 1,684,603
57,501
Nuveen Large Cap Growth Fund, Class R6 1,726,770
63,257
Nuveen Large Cap Value Fund, Class R6 1,551,065
15,143
Nuveen Quant Small Cap Equity Fund, Class R6 335,867
22,831
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 405,472
TOTAL U.S. EQUITY 10,272,381
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $73,753,875) 76,338,505
TOTAL INVESTMENTS—99.9%
(Cost $73,753,875) 76,338,505
OTHER ASSETS & LIABILITIES, NET—0.1% 41,464
NET ASSETS—100.0% $ 76,379,969
ETF Exchange Traded Fund
(a) Affiliated fund.

Portfolio of Investments November 30, 2024
Lifestyle Conservative
5
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—39.7%
3,414,725
Nuveen Core Bond Fund, Class R6 $ 31,449,615
10,189,863
Nuveen Core Plus Bond Fund, Class R6 94,256,231
TOTAL FIXED INCOME 125,705,846
INTERNATIONAL EQUITY—13.9%
935,216
Nuveen Emerging Markets Equity Fund, Class R6 7,687,477
1,334,592
Nuveen International Equity Fund, Class R6 18,684,282
735,700
Nuveen International Opportunities Fund, Class R6 11,366,568
556,286
Nuveen Quant International Small Cap Equity Fund, Class R6 6,169,215
TOTAL INTERNATIONAL EQUITY 43,907,542
SHORT-TERM FIXED INCOME—19.7%
6,185,154
Nuveen Short Term Bond Fund, Class R6 62,470,055
TOTAL SHORT-TERM FIXED INCOME 62,470,055
U.S. EQUITY—26.7%
725,968
Nuveen Core Equity Fund, Class R6 12,421,310
182,989
Nuveen Dividend Growth Fund, Class R6 12,408,492
755,453
Nuveen Dividend Value Fund, Class R6 12,721,830
410,775
Nuveen Growth Opportunities ETF 14,052,613
469,319
Nuveen Large Cap Growth Fund, Class R6 14,093,660
521,126
Nuveen Large Cap Value Fund, Class R6 12,778,015
125,137
Nuveen Quant Small Cap Equity Fund, Class R6 2,775,542
190,091
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 3,376,024
TOTAL U.S. EQUITY 84,627,486
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $287,203,621) 316,710,929
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$300,000 (b) Fixed Income Clearing Corporation 4 .580% 12/02/24 300,000
TOTAL REPURCHASE AGREEMENT 300,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $300,000) 300,000
TOTAL INVESTMENTS—100.1%
(Cost $287,503,621) 317,010,929
OTHER ASSETS & LIABILITIES, NET—(0.1)% (180,279)
NET ASSETS—100.0% $ 316,830,650
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.580% dated 11/29/24 to be repurchased at $300,115 on 12/2/24, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity date 11/28/25, valued at $306,060.

Lifestyle Moderate
Portfolio of Investments November 30, 2024
6
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—39.4%
25,019,477
Nuveen Core Plus Bond Fund, Class R6 $ 231,430,165
TOTAL FIXED INCOME 231,430,165
INTERNATIONAL EQUITY—20.6%
2,584,138
Nuveen Emerging Markets Equity Fund, Class R6 21,241,618
3,678,794
Nuveen International Equity Fund, Class R6 51,503,122
2,010,039
Nuveen International Opportunities Fund, Class R6 31,055,101
1,534,291
Nuveen Quant International Small Cap Equity Fund, Class R6 17,015,290
TOTAL INTERNATIONAL EQUITY 120,815,131
U.S. EQUITY—39.9%
2,009,791
Nuveen Core Equity Fund, Class R6 34,387,529
505,931
Nuveen Dividend Growth Fund, Class R6 34,307,202
2,088,202
Nuveen Dividend Value Fund, Class R6 35,165,329
1,140,613
Nuveen Growth Opportunities ETF 39,020,371
1,293,518
Nuveen Large Cap Growth Fund, Class R6 38,844,341
1,443,042
Nuveen Large Cap Value Fund, Class R6 35,383,384
345,083
Nuveen Quant Small Cap Equity Fund, Class R6 7,653,945
520,277
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 9,240,114
TOTAL U.S. EQUITY 234,002,215
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $496,663,894) 586,247,511
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$590,000 (b) Fixed Income Clearing Corporation 4 .580% 12/02/24 590,000
TOTAL REPURCHASE AGREEMENT 590,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $590,000) 590,000
TOTAL INVESTMENTS—100.0%
(Cost $497,253,894) 586,837,511
OTHER ASSETS & LIABILITIES, NET—(0.0)% (232,327)
NET ASSETS—100.0% $ 586,605,184
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.580% dated 11/29/24 to be repurchased at $590,225 on 12/2/24, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity date 11/28/25, valued at $601,815.

Portfolio of Investments November 30, 2024
Lifestyle Growth
7
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—19.6%
6,773,451
Nuveen Core Plus Bond Fund, Class R6 $ 62,654,421
TOTAL FIXED INCOME 62,654,421
INTERNATIONAL EQUITY—27.3%
1,866,487
Nuveen Emerging Markets Equity Fund, Class R6 15,342,525
2,657,993
Nuveen International Equity Fund, Class R6 37,211,899
1,447,101
Nuveen International Opportunities Fund, Class R6 22,357,708
1,106,765
Nuveen Quant International Small Cap Equity Fund, Class R6 12,274,028
TOTAL INTERNATIONAL EQUITY 87,186,160
U.S. EQUITY—53.0%
1,451,213
Nuveen Core Equity Fund, Class R6 24,830,255
366,447
Nuveen Dividend Growth Fund, Class R6 24,848,790
1,509,012
Nuveen Dividend Value Fund, Class R6 25,411,756
821,279
Nuveen Growth Opportunities ETF 28,095,955
936,138
Nuveen Large Cap Growth Fund, Class R6 28,112,209
1,039,749
Nuveen Large Cap Value Fund, Class R6 25,494,650
249,594
Nuveen Quant Small Cap Equity Fund, Class R6 5,535,991
376,414
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 6,685,112
TOTAL U.S. EQUITY 169,014,718
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $247,576,269) 318,855,299
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$300,000 (b) Fixed Income Clearing Corporation 4 .580% 12/02/24 300,000
TOTAL REPURCHASE AGREEMENT 300,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $300,000) 300,000
TOTAL INVESTMENTS—100.0%
(Cost $247,876,269) 319,155,299
OTHER ASSETS & LIABILITIES, NET—(0.0)% (147,942)
NET ASSETS—100.0% $ 319,007,357
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.580% dated 11/29/24 to be repurchased at $300,115 on 12/2/24, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity date 11/28/25, valued at $306,060.

Lifestyle Aggressive Growth
Portfolio of Investments November 30, 2024
8
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
INTERNATIONAL EQUITY—34.0%
1,905,665
Nuveen Emerging Markets Equity Fund, Class R6 $ 15,664,569
2,720,912
Nuveen International Equity Fund, Class R6 38,092,763
1,489,720
Nuveen International Opportunities Fund, Class R6 23,016,177
1,131,924
Nuveen Quant International Small Cap Equity Fund, Class R6 12,553,036
TOTAL INTERNATIONAL EQUITY 89,326,545
U.S. EQUITY—65.9%
1,485,398
Nuveen Core Equity Fund, Class R6 25,415,159
375,959
Nuveen Dividend Growth Fund, Class R6 25,493,782
1,545,327
Nuveen Dividend Value Fund, Class R6 26,023,302
841,393
Nuveen Growth Opportunities ETF 28,784,054
956,962
Nuveen Large Cap Growth Fund, Class R6 28,737,577
1,062,570
Nuveen Large Cap Value Fund, Class R6 26,054,210
255,645
Nuveen Quant Small Cap Equity Fund, Class R6 5,670,208
385,996
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 6,855,280
TOTAL U.S. EQUITY 173,033,572
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $190,023,682) 262,360,117
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$300,000 (b) Fixed Income Clearing Corporation 4 .580% 12/02/24 300,000
TOTAL REPURCHASE AGREEMENT 300,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $300,000) 300,000
TOTAL INVESTMENTS—100.0%
(Cost $190,323,682) 262,660,117
OTHER ASSETS & LIABILITIES, NET—(0.0)% (115,026)
NET ASSETS—100.0% $ 262,545,091
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.580% dated 11/29/24 to be repurchased at $300,115 on 12/2/24, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity date 11/28/25, valued at $306,060.

Portfolio of Investments November 30, 2024
Managed Allocation
9
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—39.4%
38,775,656
Nuveen Core Plus Bond Fund, Class R6 $ 358,674,819
TOTAL FIXED INCOME 358,674,819
INTERNATIONAL EQUITY—20.6%
3,989,572
Nuveen Emerging Markets Equity Fund, Class R6 32,794,285
5,706,855
Nuveen International Equity Fund, Class R6 79,895,976
3,129,801
Nuveen International Opportunities Fund, Class R6 48,355,421
2,375,176
Nuveen Quant International Small Cap Equity Fund, Class R6 26,340,706
TOTAL INTERNATIONAL EQUITY 187,386,388
U.S. EQUITY—39.9%
3,117,546
Nuveen Core Equity Fund, Class R6 53,341,210
780,953
Nuveen Dividend Growth Fund, Class R6 52,956,452
3,233,904
Nuveen Dividend Value Fund, Class R6 54,458,943
1,759,396
Nuveen Growth Opportunities ETF 60,188,937
2,005,245
Nuveen Large Cap Growth Fund, Class R6 60,217,495
2,237,600
Nuveen Large Cap Value Fund, Class R6 54,865,943
536,235
Nuveen Quant Small Cap Equity Fund, Class R6 11,893,699
807,407
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 14,339,553
TOTAL U.S. EQUITY 362,262,232
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $731,482,295) 908,323,439
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$810,000 (b) Fixed Income Clearing Corporation 4 .580% 12/02/24 810,000
TOTAL REPURCHASE AGREEMENT 810,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $810,000) 810,000
TOTAL INVESTMENTS—100.0%
(Cost $732,292,295) 909,133,439
OTHER ASSETS & LIABILITIES, NET—(0.0)% (410,122)
NET ASSETS—100.0% $ 908,723,317
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 4.580% dated 11/29/24 to be repurchased at $810,309 on 12/2/24, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity date 11/28/25, valued at $826,208.

Statement of Assets and Liabilities
See Notes to Financial Statements
10
November 30, 2024 (Unaudited)
16.1
Lifestyle Income
16.2
Lifestyle Conservative
16.3
Lifestyle Moderate
16.4
Lifestyle Growth
ASSETS
Affiliated investments, at value
‡
$ 76,338,505 $ 316,710,929 $ 586,247,511 $ 318,855,299
Short-term investments, at value
#
– 300,000 590,000 300,000
Cash 79,379 540 6,039 6,887
Receivables:
Dividends 215,557 678,625 847,801 230,302
Interest – 76 150 76
Investments sold 142,384 963,149 2,370,294 1,476,850
Reimbursement from Adviser 32,888 36,353 39,822 36,578
Shares sold 1,779 110,788 29,005 16,764
Other 7,000 18,759 27,986 14,201
Total assets 76,817,492 318,819,219 590,158,608 320,936,957
LIABILITIES
Due to affiliates 4,044 4,360 4,681 4,321
Cash overdraft – – – –
Payables:
Management fees 6,163 25,780 47,777 26,048
Investments purchased - regular settlement 345,101 1,577,389 3,165,554 1,677,902
Shares redeemed 15,874 260,495 152,114 101,857
Service agreement fees 4,052 12,192 30,070 15,008
Accrued expenses:
Custodian fees 2,505 2,489 2,493 2,507
Professional fees 7,144 7,194 7,249 7,193
Shareholder reporting expenses 14,664 23,391 36,199 24,133
Shareholder servicing agent fees 2,197 5,531 – 7,334
Trustees fees 7,335 20,127 30,469 15,549
12b-1 distribution and service fees 9,267 41,712 74,341 41,143
Other 19,177 7,909 2,477 6,605
Total liabilities 437,523 1,988,569 3,553,424 1,929,600
Net assets $ 76,379,969 $ 316,830,650 $ 586,605,184 $ 319,007,357
NET ASSETS CONSIST OF:
Paid-in capital $ 77,761,472 $ 299,969,540 $ 517,828,714 $ 256,650,872
Total distributable earnings (loss) (1,381,503) 16,861,110 68,776,470 62,356,485
Net assets $ 76,379,969 $ 316,830,650 $ 586,605,184 $ 319,007,357
‡
Affiliated investments, cost $ 73,753,875 $ 287,203,621 $ 496,663,894 $ 247,576,269
#
Short-term investments, cost – 300,000 590,000 300,000

See Notes to Financial Statements
11
16.5
Lifestyle Aggressive
Growth
18.1
Managed Allocation
$ 262,360,117 $ 908,323,439
300,000 810,000
3,826 –
– 1,312,561
76 206
1,226,393 3,545,455
35,607 55,198
27,825 20,946
10,470 182,867
263,964,314 914,250,672
4,200 3,571
– 1,302
21,383 –
1,267,082 4,674,123
26,221 352,883
16,880 13,693
2,500 2,505
7,182 7,176
20,837 55,851
7,291 58,988
11,498 186,754
25,545 167,249
8,604 3,260
1,419,223 5,527,355
$ 262,545,091 $ 908,723,317
$ 196,389,420 $ 744,655,922
66,155,671 164,067,395
$ 262,545,091 $ 908,723,317
$ 190,023,682 $ 731,482,295
300,000 810,000

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
12
(continued)
(continued)
Statement of Assets and Liabilities
(continued)
November 30, 2024 (Unaudited)
16.1
Lifestyle Income
16.2
Lifestyle Conservative
16.3
Lifestyle Moderate
16.4
Lifestyle Growth
CLASS A:
Net assets $ 45,236,204 $ 205,177,680 $ 365,137,146 $ 200,639,965
Shares outstanding 4,110,896 15,731,383 23,862,467 11,116,737
Net asset value ("NAV") per share $ 11 .00 $ 13 .04 $ 15 .30 $ 18 .05
Maximum sales charge 5.75% 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales
charge) $ 11 .67 $ 13 .84 $ 16 .23 $ 19 .15
CLASS I:
Net assets $ 24,821 $ 3,278,369 $ 7,370,061 $ 4,262,973
Shares outstanding 2,258 250,900 480,682 234,614
NAV and offering price per share $ 10 .99 $ 13 .07 $ 15 .33 $ 18 .17
PREMIER CLASS:
Net assets $ 24,858 $ 43,260 $ 25,480 $ 36,851
Shares outstanding 2,257 3,304 1,650 2,023
NAV and offering price per share $ 11 .01 $ 13 .09 $ 15 .44 $ 18 .22
CLASS R6:
Net assets $ 10,242,680 $ 59,125,714 $ 93,181,381 $ 54,158,565
Shares outstanding 929,987 4,523,751 6,074,681 2,975,624
NAV and offering price per share $ 11 .01 $ 13 .07 $ 15 .34 $ 18 .20
RETIREMENT CLASS:
Net assets $ 20,851,406 $ 49,205,627 $ 120,891,116 $ 59,909,003
Shares outstanding 1,895,260 3,770,763 7,895,837 3,312,810
NAV and offering price per share $ 11 .00 $ 13 .05 $ 15 .31 $ 18 .08
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements
13
16.5
Lifestyle Aggressive
Growth
18.1
Managed Allocation
$ 126,107,911 $ 822,213,584
6,039,692 62,786,531
$ 20 .88 $ 13 .10
5.75% 5.75%
$ 22 .15 $ 13 .90
$ 5,492,887 $ –
260,934 –
$ 21 .05 $ –
$ 26,065 $ –
1,234 –
$ 21 .12 $ –
$ 64,643,031 $ 19,309,589
3,068,326 1,480,934
$ 21 .07 $ 13 .04
$ 66,275,197 $ 67,200,144
3,166,218 5,162,054
$ 20 .93 $ 13 .02
Unlimited Unlimited
$ 0 .0001 $ 0 .0001

Statement of Operations
See Notes to Financial Statements
14
Six Months Ended November 30, 2024 (Unaudited)
16.1
Lifestyle Income
16.2
Lifestyle Conservative
16.3
Lifestyle Moderate
INVESTMENT INCOME
Dividends from affiliated investments $ 1,354,274 $ 4,430,579 $ 5,912,161
Interest 1,599 5,870 13,106
Total investment income 1,355,873 4,436,449 5,925,267
EXPENSES
Management fees 37,864 157,687 289,134
12b-1 distribution and service fees — Class A 56,804 254,781 448,887
12b-1 distribution and service fees — Premier Class 106 137 143
Shareholder servicing agent fees — Class A 4,472 15,544 27,752
Shareholder servicing agent fees — Class I 21 2,040 4,421
Shareholder servicing agent fees — Premier Class 27 75 59
Shareholder servicing agent fees — Class R6 427 1,348 819
Shareholder servicing agent fees — Retirement Class 24,402 61,996 148,777
Administrative service fees 19,495 20,525 21,714
Trustees fees 921 3,806 7,048
Custodian expenses 3,756 3,743 3,741
Overdraft expense 846 758 1,078
Professional fees 7,649 7,713 7,830
Registration fees 74,933 78,142 79,513
Shareholder reporting expenses 17,221 11,833 9,494
Other 9,323 9,550 9,962
Total expenses 258,267 629,678 1,060,372
Expenses reimbursed by the investment adviser (133,634) (136,816) (140,217)
Net expenses 124,633 492,862 920,155
Net investment income (loss) 1,231,240 3,943,587 5,005,112
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments 9 – 27
Affiliated investments (32,742) 764,758 1,774,295
Net realized gain (loss) (32,733) 764,758 1,774,322
Change in unrealized appreciation (depreciation) on:
Affiliated investments 2,563,600 14,075,357 33,536,884
Net change in unrealized appreciation (depreciation) 2,563,600 14,075,357 33,536,884
Net realized and unrealized gain (loss) 2,530,867 14,840,115 35,311,206
Net increase (decrease) in net assets from operations $ 3,762,107 $ 18,783,702 $ 40,316,318

See Notes to Financial Statements
15
16.4
Lifestyle Growth
16.5
Lifestyle Aggressive Growth
18.1
Managed Allocation
$ 1,897,857 $ 469,322 $ 9,218,419
6,140 5,895 16,981
1,903,997 475,217 9,235,400
157,518 128,821 –
249,122 153,479 1,015,045
173 189 –
18,189 15,352 118,361
2,580 2,959 –
62 36 –
727 1,180 165
73,026 79,782 88,233
20,576 20,329 16,638
3,880 3,146 11,236
3,773 3,747 3,759
444 737 454
7,722 7,698 7,841
76,592 78,208 26,739
14,117 15,596 47,772
9,541 9,102 9,630
638,042 520,361 1,345,873
(137,354) (138,807) (242,298)
500,688 381,554 1,103,575
1,403,309 93,663 8,131,825

2,207,245 1,863,649 8,020,775
2,207,245 1,863,714 8,020,775
20,587,176 19,667,658 47,029,262
20,587,176 19,667,658 47,029,262
22,794,421 21,531,372 55,050,037
$ 24,197,730 $ 21,625,035 $ 63,181,862

Statement of Changes in Net Assets
See Notes to Financial Statements
16
16.1
Lifestyle Income
16.2
Lifestyle Conservative
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
OPERATIONS
Net investment income (loss) $ 1,231,240 $ 2,509,123 $ 3,943,587 $ 8,680,188
Net realized gain (loss) (32,733) (856,263) 764,758 1,741,954
Net change in unrealized appreciation (depreciation) 2,563,600 4,001,194 14,075,357 23,366,289
Net increase (decrease) in net assets from operations 3,762,107 5,654,054 18,783,702 33,788,431
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (741,558) (1,479,675) (2,509,435) (5,739,986)
Class I (1,164) (4,876) (42,839) (97,588)
Premier Class (2,078) (9,509) (1,963) (7,602)
Class R6 (187,161) (466,864) (792,993) (1,696,086)
Retirement Class (317,285) (543,140) (612,130) (1,390,953)
Total distributions (1,249,246) (2,504,064) (3,959,360) (8,932,215)
FUND SHARE TRANSACTIONS
Subscriptions 3,782,006 9,169,134 12,411,684 24,611,235
Reinvestments of distributions 1,213,235 2,442,009 3,910,756 8,813,774
Redemptions (6,048,921) (18,516,223) (23,615,458) (52,166,608)
Net increase (decrease) from Fund share transactions (1,053,680) (6,905,080) (7,293,018) (18,741,599)
Net increase (decrease) in net assets 1,459,181 (3,755,090) 7,531,324 6,114,617
Net assets at the beginning of period 74,920,788 78,675,878 309,299,326 303,184,709
Net assets at the end of period $ 76,379,969 $ 74,920,788 $ 316,830,650 $ 309,299,326

See Notes to Financial Statements
17
16.3
Lifestyle Moderate
16.4
Lifestyle Growth
16.5
Lifestyle Aggressive Growth
18.1
Managed Allocation
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
$ 5,005,112 $ 12,830,477 $ 1,403,309 $ 5,326,359 $ 93,663 $ 2,812,722 $ 8,131,825 $ 20,741,733
1,774,322 4,861,127 2,207,245 4,472,657 1,863,714 4,811,304 8,020,775 16,006,242
33,536,884 60,395,683 20,587,176 42,815,745 19,667,658 42,366,607 47,029,262 86,868,015
40,316,318 78,087,287 24,197,730 52,614,761 21,625,035 49,990,633 63,181,862 123,615,990
– – – – – – – –
(3,036,677) (8,545,628) – (3,861,856) – (1,701,101) (7,351,578) (19,854,680)
(72,464) (211,620) – (92,759) – (91,561) – –
(1,369) (7,125) – (7,061) – (5,903) – –
(901,849) (2,194,647) – (1,029,842) – (1,053,881) (201,292) (529,165)
(1,016,458) (2,805,427) – (1,107,250) – (895,387) (639,140) (1,844,718)
(5,028,817) (13,764,447) – (6,098,768) – (3,747,833) (8,192,010) (22,228,563)
29,230,253 59,049,624 9,374,960 26,535,770 13,835,321 24,964,128 13,159,042 21,050,277
4,948,355 13,602,369 – 6,044,076 – 3,691,534 7,894,723 21,516,639
(45,821,340) (88,468,216) (20,815,955) (45,183,083) (20,765,965) (39,101,550) (48,427,052) (85,680,824)
(11,642,732) (15,816,223) (11,440,995) (12,603,237) (6,930,644) (10,445,888) (27,373,287) (43,113,908)
23,644,769 48,506,617 12,756,735 33,912,756 14,694,391 35,796,912 27,616,565 58,273,519
562,960,415 514,453,798 306,250,622 272,337,866 247,850,700 212,053,788 881,106,752 822,833,233
$ 586,605,184 $ 562,960,415 $ 319,007,357 $ 306,250,622 $ 262,545,091 $ 247,850,700 $ 908,723,317 $ 881,106,752

Financial Highlights
See Notes to Financial Statements
18
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
16.1
Lifestyle Income
Class A:
11/30/24
#
$ 10 .64 $ 0 .17 $ 0 .37 $ 0 .54 $ ( 0 .18 ) $ — $ ( 0 .18 ) $ 11 .00
5/31/24 10 .21 0 .33 0 .43 0 .76 ( 0 .33 ) — ( 0 .33 ) 10 .64
5/31/23 10 .64 0 .26 ( 0 .27 ) ( 0 .01 ) ( 0 .25 ) ( 0 .17 ) ( 0 .42 ) 10 .21
5/31/22 11 .96 0 .18 ( 0 .96 ) ( 0 .78 ) ( 0 .22 ) ( 0 .32 ) ( 0 .54 ) 10 .64
5/31/21 11 .21 0 .16 0 .99 1 .15 ( 0 .23 ) ( 0 .17 ) ( 0 .40 ) 11 .96
5/31/20 11 .01 0 .23 0 .33 0 .56 ( 0 .24 ) ( 0 .12 ) ( 0 .36 ) 11 .21
Class I:
11/30/24
#
10 .65 0 .19 0 .36 0 .55 ( 0 .21 ) — ( 0 .21 ) 10 .99
5/31/24 10 .22 0 .35 0 .44 0 .79 ( 0 .36 ) — ( 0 .36 ) 10 .65
5/31/23 10 .65 0 .28 ( 0 .26 ) 0 .02 ( 0 .28 ) ( 0 .17 ) ( 0 .45 ) 10 .22
5/31/22 11 .96 0 .20 ( 0 .95 ) ( 0 .75 ) ( 0 .24 ) ( 0 .32 ) ( 0 .56 ) 10 .65
5/31/21 11 .22 0 .19 0 .98 1 .17 ( 0 .26 ) ( 0 .17 ) ( 0 .43 ) 11 .96
5/31/20 11 .02 0 .26 0 .33 0 .59 ( 0 .27 ) ( 0 .12 ) ( 0 .39 ) 11 .22
Premier Class:
11/30/24
#
10 .66 0 .18 0 .37 0 .55 ( 0 .20 ) — ( 0 .20 ) 11 .01
5/31/24 10 .23 0 .33 0 .45 0 .78 ( 0 .35 ) — ( 0 .35 ) 10 .66
5/31/23 10 .66 0 .28 ( 0 .27 ) 0 .01 ( 0 .27 ) ( 0 .17 ) ( 0 .44 ) 10 .23
5/31/22 11 .98 0 .19 ( 0 .96 ) ( 0 .77 ) ( 0 .23 ) ( 0 .32 ) ( 0 .55 ) 10 .66
5/31/21 11 .23 0 .18 0 .98 1 .16 ( 0 .24 ) ( 0 .17 ) ( 0 .41 ) 11 .98
5/31/20 11 .02 0 .25 0 .34 0 .59 ( 0 .26 ) ( 0 .12 ) ( 0 .38 ) 11 .23
Class R6:
11/30/24
#
10 .65 0 .19 0 .36 0 .55 ( 0 .19 ) — ( 0 .19 ) 11 .01
5/31/24 10 .22 0 .36 0 .43 0 .79 ( 0 .36 ) — ( 0 .36 ) 10 .65
5/31/23 10 .65 0 .29 ( 0 .27 ) 0 .02 ( 0 .28 ) ( 0 .17 ) ( 0 .45 ) 10 .22
5/31/22 11 .97 0 .21 ( 0 .96 ) ( 0 .75 ) ( 0 .25 ) ( 0 .32 ) ( 0 .57 ) 10 .65
5/31/21 11 .22 0 .20 0 .98 1 .18 ( 0 .26 ) ( 0 .17 ) ( 0 .43 ) 11 .97
5/31/20 11 .02 0 .26 0 .33 0 .59 ( 0 .27 ) ( 0 .12 ) ( 0 .39 ) 11 .22
Retirement Class:
11/30/24
#
10 .64 0 .18 0 .36 0 .54 ( 0 .18 ) — ( 0 .18 ) 11 .00
5/31/24 10 .21 0 .33 0 .44 0 .77 ( 0 .34 ) — ( 0 .34 ) 10 .64
5/31/23 10 .64 0 .26 ( 0 .26 ) — ( 0 .26 ) ( 0 .17 ) ( 0 .43 ) 10 .21
5/31/22 11 .96 0 .18 ( 0 .96 ) ( 0 .78 ) ( 0 .22 ) ( 0 .32 ) ( 0 .54 ) 10 .64
5/31/21 11 .21 0 .17 0 .98 1 .15 ( 0 .23 ) ( 0 .17 ) ( 0 .40 ) 11 .96
5/31/20 11 .00 0 .24 0 .34 0 .58 ( 0 .25 ) ( 0 .12 ) ( 0 .37 ) 11 .21
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
c
Percentage is annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
19
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
e
Net
Expenses
e
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5 .09% $ 45,236 0 .72%
c
0 .37%
c
3 .21%
c
7%
7 .61 44,780 0 .66 0 .38 3 .21 19
0 .05 47,233 0 .61 0 .38 2 .55 16
( 6 .73 ) 55,202 0 .58 0 .35 1 .52 20
10 .21 58,046 0 .57 0 .38 1 .40 27
5 .23 50,890 0 .63 0 .38 2 .09 27
5 .16 25 0 .50
c
0 .15
c
3 .42
c
7
7 .85 101 0 .46 0 .19 3 .38 19
0 .30 105 0 .37 0 .15 2 .78 16
( 6 .55 ) 120 0 .35 0 .15 1 .72 20
10 .48 133 0 .33 0 .14 1 .63 27
5 .47 110 0 .41 0 .15 2 .31 27
5 .16 25 0 .62
c
0 .25
c
3 .31
c
7
7 .76 213 0 .55 0 .25 3 .24 19
0 .18 366 0 .49 0 .25 2 .69 16
( 6 .61 ) 349 0 .46 0 .25 1 .63 20
10 .32 361 0 .45 0 .25 1 .53 27
5 .47 313 0 .52 0 .25 2 .15 27
5 .24 10,243 0 .46
c
0 .10
c
3 .47
c
7
7 .91 10,985 0 .38 0 .10 3 .48 19
0 .34 13,663 0 .33 0 .10 2 .83 16
( 6 .56 ) 15,247 0 .30 0 .10 1 .78 20
10 .58 15,514 0 .29 0 .10 1 .67 27
5 .53 8,234 0 .36 0 .10 2 .37 27
5 .10 20,851 0 .71
c
0 .35
c
3 .23
c
7
7 .65 18,842 0 .63 0 .35 3 .23 19
0 .08 17,310 0 .58 0 .35 2 .57 16
( 6 .71 ) 20,443 0 .55 0 .35 1 .51 20
10 .23 26,139 0 .54 0 .35 1 .43 27
5 .35 19,742 0 .60 0 .35 2 .11 27

Financial Highlights
(continued)
See Notes to Financial Statements
20
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
16.2
Lifestyle Conservative
Class A:
11/30/24
#
$ 12 .44 $ 0 .16 $ 0 .60 $ 0 .76 $ ( 0 .16 ) $ — $ ( 0 .16 ) $ 13 .04
5/31/24 11 .47 0 .33 0 .98 1 .31 ( 0 .34 ) — ( 0 .34 ) 12 .44
5/31/23 12 .18 0 .26 ( 0 .27 ) ( 0 .01 ) ( 0 .32 ) ( 0 .38 ) ( 0 .70 ) 11 .47
5/31/22 14 .22 0 .20 ( 1 .29 ) ( 1 .09 ) ( 0 .32 ) ( 0 .63 ) ( 0 .95 ) 12 .18
5/31/21 12 .55 0 .18 2 .10 2 .28 ( 0 .28 ) ( 0 .33 ) ( 0 .61 ) 14 .22
5/31/20 12 .24 0 .25 0 .49 0 .74 ( 0 .20 ) ( 0 .23 ) ( 0 .43 ) 12 .55
Class I:
11/30/24
#
12 .46 0 .17 0 .61 0 .78 ( 0 .17 ) — ( 0 .17 ) 13 .07
5/31/24 11 .49 0 .35 0 .98 1 .33 ( 0 .36 ) — ( 0 .36 ) 12 .46
5/31/23 12 .20 0 .29 ( 0 .28 ) 0 .01 ( 0 .34 ) ( 0 .38 ) ( 0 .72 ) 11 .49
5/31/22 14 .25 0 .22 ( 1 .30 ) ( 1 .08 ) ( 0 .34 ) ( 0 .63 ) ( 0 .97 ) 12 .20
5/31/21 12 .57 0 .21 2 .10 2 .31 ( 0 .30 ) ( 0 .33 ) ( 0 .63 ) 14 .25
5/31/20 12 .26 0 .30 0 .46 0 .76 ( 0 .22 ) ( 0 .23 ) ( 0 .45 ) 12 .57
Premier Class:
11/30/24
#
12 .47 0 .16 0 .61 0 .77 ( 0 .15 ) — ( 0 .15 ) 13 .09
5/31/24 11 .50 0 .34 0 .98 1 .32 ( 0 .35 ) — ( 0 .35 ) 12 .47
5/31/23 12 .21 0 .28 ( 0 .28 ) — ( 0 .33 ) ( 0 .38 ) ( 0 .71 ) 11 .50
5/31/22 14 .26 0 .22 ( 1 .30 ) ( 1 .08 ) ( 0 .34 ) ( 0 .63 ) ( 0 .97 ) 12 .21
5/31/21 12 .58 0 .20 2 .11 2 .31 ( 0 .30 ) ( 0 .33 ) ( 0 .63 ) 14 .26
5/31/20 12 .27 0 .26 0 .49 0 .75 ( 0 .21 ) ( 0 .23 ) ( 0 .44 ) 12 .58
Class R6:
11/30/24
#
12 .47 0 .17 0 .61 0 .78 ( 0 .18 ) — ( 0 .18 ) 13 .07
5/31/24 11 .49 0 .36 0 .99 1 .35 ( 0 .37 ) — ( 0 .37 ) 12 .47
5/31/23 12 .21 0 .30 ( 0 .29 ) 0 .01 ( 0 .35 ) ( 0 .38 ) ( 0 .73 ) 11 .49
5/31/22 14 .25 0 .24 ( 1 .29 ) ( 1 .05 ) ( 0 .36 ) ( 0 .63 ) ( 0 .99 ) 12 .21
5/31/21 12 .57 0 .22 2 .11 2 .33 ( 0 .32 ) ( 0 .33 ) ( 0 .65 ) 14 .25
5/31/20 12 .26 0 .28 0 .49 0 .77 ( 0 .23 ) ( 0 .23 ) ( 0 .46 ) 12 .57
Retirement Class:
11/30/24
#
12 .45 0 .16 0 .60 0 .76 ( 0 .16 ) — ( 0 .16 ) 13 .05
5/31/24 11 .48 0 .33 0 .98 1 .31 ( 0 .34 ) — ( 0 .34 ) 12 .45
5/31/23 12 .19 0 .27 ( 0 .28 ) ( 0 .01 ) ( 0 .32 ) ( 0 .38 ) ( 0 .70 ) 11 .48
5/31/22 14 .23 0 .20 ( 1 .29 ) ( 1 .09 ) ( 0 .32 ) ( 0 .63 ) ( 0 .95 ) 12 .19
5/31/21 12 .55 0 .19 2 .10 2 .29 ( 0 .28 ) ( 0 .33 ) ( 0 .61 ) 14 .23
5/31/20 12 .25 0 .25 0 .48 0 .73 ( 0 .20 ) ( 0 .23 ) ( 0 .43 ) 12 .55
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
c
Percentage is annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
21
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
e
Net
Expenses
e
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
6 .12% $ 205,178 0 .45%
c
0 .37%
c
2 .45%
c
5%
11 .58 200,324 0 .45 0 .37 2 .77 13
0 .11 201,363 0 .44 0 .37 2 .30 19
( 8 .25 ) 224,733 0 .43 0 .36 1 .49 21
18 .40 244,655 0 .44 0 .37 1 .36 35
6 .16 206,100 0 .45 0 .37 1 .99 29
6 .28 3,278 0 .31
c
0 .23
c
2 .59
c
5
11 .75 3,377 0 .28 0 .20 2 .94 13
0 .29 3,076 0 .27 0 .20 2 .48 19
( 8 .09 ) 3,876 0 .26 0 .20 1 .62 21
18 .57 7,122 0 .26 0 .20 1 .54 35
6 .33 6,559 0 .29 0 .20 2 .45 29
6 .18 43 0 .41
c
0 .25
c
2 .54
c
5
11 .69 266 0 .36 0 .25 2 .89 13
0 .23 249 0 .34 0 .25 2 .43 19
( 8 .14 ) 262 0 .32 0 .25 1 .60 21
18 .49 774 0 .32 0 .25 1 .48 35
6 .27 665 0 .35 0 .25 2 .05 29
6 .25 59,126 0 .19
c
0 .10
c
2 .71
c
5
11 .96 56,552 0 .18 0 .10 3 .05 13
0 .31 51,084 0 .17 0 .10 2 .57 19
( 7 .99 ) 55,791 0 .16 0 .10 1 .77 21
18 .77 53,420 0 .17 0 .10 1 .63 35
6 .44 34,603 0 .19 0 .10 2 .25 29
6 .13 49,206 0 .44
c
0 .35
c
2 .46
c
5
11 .60 48,781 0 .43 0 .35 2 .80 13
0 .13 47,413 0 .42 0 .35 2 .32 19
( 8 .17 ) 56,686 0 .41 0 .35 1 .50 21
18 .44 63,022 0 .41 0 .34 1 .39 35
6 .11 46,255 0 .43 0 .33 1 .98 29

Financial Highlights
(continued)
See Notes to Financial Statements
22
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
16.3
Lifestyle Moderate
Class A:
11/30/24
#
$ 14 .39 $ 0 .13 $ 0 .91 $ 1 .04 $ ( 0 .13 ) $ — $ ( 0 .13 ) $ 15 .30
5/31/24 12 .77 0 .31 1 .65 1 .96 ( 0 .34 ) — ( 0 .34 ) 14 .39
5/31/23 13 .71 0 .27 ( 0 .31 ) ( 0 .04 ) ( 0 .29 ) ( 0 .61 ) ( 0 .90 ) 12 .77
5/31/22 16 .64 0 .23 ( 1 .70 ) ( 1 .47 ) ( 0 .44 ) ( 1 .02 ) ( 1 .46 ) 13 .71
5/31/21 13 .82 0 .20 3 .46 3 .66 ( 0 .34 ) ( 0 .50 ) ( 0 .84 ) 16 .64
5/31/20 13 .52 0 .27 0 .67 0 .94 ( 0 .25 ) ( 0 .39 ) ( 0 .64 ) 13 .82
Class I:
11/30/24
#
14 .42 0 .14 0 .91 1 .05 ( 0 .14 ) — ( 0 .14 ) 15 .33
5/31/24 12 .80 0 .35 1 .63 1 .98 ( 0 .36 ) — ( 0 .36 ) 14 .42
5/31/23 13 .74 0 .30 ( 0 .31 ) ( 0 .01 ) ( 0 .32 ) ( 0 .61 ) ( 0 .93 ) 12 .80
5/31/22 16 .67 0 .26 ( 1 .70 ) ( 1 .44 ) ( 0 .47 ) ( 1 .02 ) ( 1 .49 ) 13 .74
5/31/21 13 .84 0 .23 3 .47 3 .70 ( 0 .37 ) ( 0 .50 ) ( 0 .87 ) 16 .67
5/31/20 13 .55 0 .37 0 .58 0 .95 ( 0 .27 ) ( 0 .39 ) ( 0 .66 ) 13 .84
Premier Class:
11/30/24
#
14 .47 0 .13 0 .92 1 .05 ( 0 .08 ) — ( 0 .08 ) 15 .44
5/31/24 12 .84 0 .33 1 .66 1 .99 ( 0 .36 ) — ( 0 .36 ) 14 .47
5/31/23 13 .78 0 .28 ( 0 .30 ) ( 0 .02 ) ( 0 .31 ) ( 0 .61 ) ( 0 .92 ) 12 .84
5/31/22 16 .72 0 .26 ( 1 .72 ) ( 1 .46 ) ( 0 .46 ) ( 1 .02 ) ( 1 .48 ) 13 .78
5/31/21 13 .87 0 .23 3 .48 3 .71 ( 0 .36 ) ( 0 .50 ) ( 0 .86 ) 16 .72
5/31/20 13 .58 0 .24 0 .70 0 .94 ( 0 .26 ) ( 0 .39 ) ( 0 .65 ) 13 .87
Class R6:
11/30/24
#
14 .43 0 .15 0 .91 1 .06 ( 0 .15 ) — ( 0 .15 ) 15 .34
5/31/24 12 .80 0 .36 1 .65 2 .01 ( 0 .38 ) — ( 0 .38 ) 14 .43
5/31/23 13 .74 0 .30 ( 0 .30 ) — ( 0 .33 ) ( 0 .61 ) ( 0 .94 ) 12 .80
5/31/22 16 .68 0 .28 ( 1 .71 ) ( 1 .43 ) ( 0 .49 ) ( 1 .02 ) ( 1 .51 ) 13 .74
5/31/21 13 .84 0 .25 3 .47 3 .72 ( 0 .38 ) ( 0 .50 ) ( 0 .88 ) 16 .68
5/31/20 13 .55 0 .29 0 .67 0 .96 ( 0 .28 ) ( 0 .39 ) ( 0 .67 ) 13 .84
Retirement Class:
11/30/24
#
14 .40 0 .13 0 .91 1 .04 ( 0 .13 ) — ( 0 .13 ) 15 .31
5/31/24 12 .78 0 .32 1 .64 1 .96 ( 0 .34 ) — ( 0 .34 ) 14 .40
5/31/23 13 .72 0 .27 ( 0 .30 ) ( 0 .03 ) ( 0 .30 ) ( 0 .61 ) ( 0 .91 ) 12 .78
5/31/22 16 .65 0 .23 ( 1 .70 ) ( 1 .47 ) ( 0 .44 ) ( 1 .02 ) ( 1 .46 ) 13 .72
5/31/21 13 .82 0 .21 3 .47 3 .68 ( 0 .35 ) ( 0 .50 ) ( 0 .85 ) 16 .65
5/31/20 13 .53 0 .25 0 .68 0 .93 ( 0 .25 ) ( 0 .39 ) ( 0 .64 ) 13 .82
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
c
Percentage is annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
23
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
e
Net
Expenses
e
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
7 .23% $ 365,137 0 .41%
c
0 .37%
c
1 .68%
c
6%
15 .55 350,208 0 .43 0 .36 2 .33 15
0 .09 333,435 0 .42 0 .33 2 .09 19
( 9 .78 ) 367,073 0 .41 0 .36 1 .46 21
27 .02 410,533 0 .42 0 .36 1 .32 47
7 .01 330,823 0 .43 0 .37 1 .95 31
7 .31 7,370 0 .27
c
0 .22
c
1 .84
c
6
15 .72 7,868 0 .25 0 .18 2 .56 15
0 .30 7,294 0 .23 0 .14 2 .31 19
( 9 .60 ) 10,895 0 .22 0 .18 1 .64 21
27 .29 13,719 0 .23 0 .17 1 .50 47
7 .12 12,977 0 .26 0 .20 2 .64 31
7 .28 25 0 .35
c
0 .25
c
1 .76
c
6
15 .68 289 0 .32 0 .24 2 .46 15
0 .20 257 0 .31 0 .22 2 .21 19
( 9 .64 ) 276 0 .30 0 .25 1 .60 21
27 .22 689 0 .31 0 .24 1 .45 47
7 .03 557 0 .32 0 .25 1 .72 31
7 .36 93,181 0 .15
c
0 .10
c
1 .95
c
6
15 .90 88,282 0 .15 0 .09 2 .63 15
0 .38 68,231 0 .15 0 .06 2 .36 19
( 9 .58 ) 76,453 0 .14 0 .10 1 .75 21
27 .47 77,429 0 .15 0 .09 1 .58 47
7 .23 52,090 0 .16 0 .10 2 .10 31
7 .24 120,891 0 .40
c
0 .35
c
1 .70
c
6
15 .56 116,313 0 .40 0 .34 2 .36 15
0 .12 105,238 0 .40 0 .31 2 .11 19
( 9 .77 ) 114,335 0 .39 0 .35 1 .48 21
27 .12 121,361 0 .40 0 .34 1 .35 47
6 .95 93,587 0 .41 0 .35 1 .81 31

Financial Highlights
(continued)
See Notes to Financial Statements
24
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
16.4
Lifestyle Growth
Class A:
11/30/24
#
$ 16 .71 $ 0 .07 $ 1 .27 $ 1 .34 $ — $ — $ — $ 18 .05
5/31/24 14 .23 0 .28 2 .52 2 .80 ( 0 .32 ) — ( 0 .32 ) 16 .71
5/31/23 15 .24 0 .23 ( 0 .19 ) 0 .04 ( 0 .23 ) ( 0 .82 ) ( 1 .05 ) 14 .23
5/31/22 18 .87 0 .22 ( 1 .94 ) ( 1 .72 ) ( 0 .56 ) ( 1 .35 ) ( 1 .91 ) 15 .24
5/31/21 14 .79 0 .18 4 .97 5 .15 ( 0 .37 ) ( 0 .70 ) ( 1 .07 ) 18 .87
5/31/20 14 .58 0 .27 0 .74 1 .01 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 14 .79
Class I:
11/30/24
#
16 .81 0 .09 1 .27 1 .36 — — — 18 .17
5/31/24 14 .31 0 .31 2 .54 2 .85 ( 0 .35 ) — ( 0 .35 ) 16 .81
5/31/23 15 .33 0 .26 ( 0 .20 ) 0 .06 ( 0 .26 ) ( 0 .82 ) ( 1 .08 ) 14 .31
5/31/22 18 .96 0 .26 ( 1 .94 ) ( 1 .68 ) ( 0 .60 ) ( 1 .35 ) ( 1 .95 ) 15 .33
5/31/21 14 .86 0 .22 4 .98 5 .20 ( 0 .40 ) ( 0 .70 ) ( 1 .10 ) 18 .96
5/31/20 14 .65 0 .38 0 .66 1 .04 ( 0 .26 ) ( 0 .57 ) ( 0 .83 ) 14 .86
Premier Class:
11/30/24
#
16 .86 0 .08 1 .28 1 .36 — — — 18 .22
5/31/24 14 .35 0 .30 2 .55 2 .85 ( 0 .34 ) — ( 0 .34 ) 16 .86
5/31/23 15 .36 0 .25 ( 0 .20 ) 0 .05 ( 0 .24 ) ( 0 .82 ) ( 1 .06 ) 14 .35
5/31/22 18 .97 0 .26 ( 1 .93 ) ( 1 .67 ) ( 0 .59 ) ( 1 .35 ) ( 1 .94 ) 15 .36
5/31/21 14 .87 0 .20 4 .99 5 .19 ( 0 .39 ) ( 0 .70 ) ( 1 .09 ) 18 .97
5/31/20 14 .65 0 .25 0 .79 1 .04 ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 14 .87
Class R6:
11/30/24
#
16 .83 0 .10 1 .27 1 .37 — — — 18 .20
5/31/24 14 .33 0 .32 2 .55 2 .87 ( 0 .37 ) — ( 0 .37 ) 16 .83
5/31/23 15 .34 0 .27 ( 0 .19 ) 0 .08 ( 0 .27 ) ( 0 .82 ) ( 1 .09 ) 14 .33
5/31/22 18 .98 0 .27 ( 1 .94 ) ( 1 .67 ) ( 0 .62 ) ( 1 .35 ) ( 1 .97 ) 15 .34
5/31/21 14 .87 0 .23 4 .99 5 .22 ( 0 .41 ) ( 0 .70 ) ( 1 .11 ) 18 .98
5/31/20 14 .66 0 .28 0 .78 1 .06 ( 0 .28 ) ( 0 .57 ) ( 0 .85 ) 14 .87
Retirement Class:
11/30/24
#
16 .74 0 .08 1 .26 1 .34 — — — 18 .08
5/31/24 14 .26 0 .28 2 .53 2 .81 ( 0 .33 ) — ( 0 .33 ) 16 .74
5/31/23 15 .27 0 .24 ( 0 .20 ) 0 .04 ( 0 .23 ) ( 0 .82 ) ( 1 .05 ) 14 .26
5/31/22 18 .90 0 .22 ( 1 .93 ) ( 1 .71 ) ( 0 .57 ) ( 1 .35 ) ( 1 .92 ) 15 .27
5/31/21 14 .81 0 .18 4 .98 5 .16 ( 0 .37 ) ( 0 .70 ) ( 1 .07 ) 18 .90
5/31/20 14 .60 0 .23 0 .78 1 .01 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 14 .81
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
c
Percentage is annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
25
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
e
Net
Expenses
e
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
8 .02% $ 200,640 0 .45%
c
0 .37%
c
0 .84%
c
5%
19 .91 194,578 0 .46 0 .31 1 .80 15
0 .71 175,919 0 .46 0 .29 1 .64 20
( 10 .17 ) 190,045 0 .44 0 .34 1 .25 26
35 .45 212,617 0 .46 0 .37 1 .05 54
6 .85 162,347 0 .48 0 .38 1 .79 35
8 .09 4,263 0 .30
c
0 .22
c
0 .99
c
5
20 .15 4,432 0 .29 0 .13 1 .98 15
0 .85 3,807 0 .27 0 .11 1 .82 20
( 10 .00 ) 5,138 0 .25 0 .16 1 .44 26
35 .72 7,976 0 .26 0 .17 1 .28 54
7 .03 8,870 0 .30 0 .20 2 .57 35
8 .07 37 0 .38
c
0 .25
c
0 .91
c
5
20 .09 347 0 .36 0 .18 1 .94 15
0 .78 296 0 .34 0 .18 1 .78 20
( 9 .93 ) 316 0 .32 0 .23 1 .41 26
35 .62 2,022 0 .33 0 .24 1 .18 54
7 .02 1,356 0 .36 0 .25 1 .64 35
8 .14 54,159 0 .19
c
0 .10
c
1 .11
c
5
20 .24 50,686 0 .19 0 .03 2 .04 15
1 .01 43,616 0 .18 0 .01 1 .91 20
( 9 .96 ) 47,024 0 .16 0 .08 1 .50 26
35 .87 48,422 0 .18 0 .09 1 .34 54
7 .18 33,985 0 .21 0 .10 1 .87 35
8 .00 59,909 0 .44
c
0 .35
c
0 .86
c
5
19 .90 56,207 0 .44 0 .28 1 .84 15
0 .73 48,701 0 .43 0 .26 1 .67 20
( 10 .12 ) 56,946 0 .41 0 .33 1 .26 26
35 .51 59,232 0 .43 0 .34 1 .07 54
6 .87 42,326 0 .45 0 .35 1 .55 35

Financial Highlights
(continued)
See Notes to Financial Statements
26
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
16.5
Lifestyle Aggressive Growth
Class A:
11/30/24
#
$ 19 .20 $ ( 0 .00 )
d
$ 1 .68 $ 1 .68 $ — $ — $ — $ 20 .88
5/31/24 15 .69 0 .20 3 .58 3 .78 ( 0 .27 ) ( 0 .00 )
d
( 0 .27 ) 19 .20
5/31/23 16 .91 0 .17 ( 0 .07 ) 0 .10 ( 0 .25 ) ( 1 .07 ) ( 1 .32 ) 15 .69
5/31/22 21 .19 0 .21 ( 2 .19 ) ( 1 .98 ) ( 0 .64 ) ( 1 .66 ) ( 2 .30 ) 16 .91
5/31/21 15 .46 0 .14 6 .61 6 .75 ( 0 .45 ) ( 0 .57 ) ( 1 .02 ) 21 .19
5/31/20 15 .33 0 .24 0 .82 1 .06 ( 0 .13 ) ( 0 .80 ) ( 0 .93 ) 15 .46
Class I:
11/30/24
#
19 .34 0 .02 1 .69 1 .71 — — — 21 .05
5/31/24 15 .80 0 .23 3 .61 3 .84 ( 0 .30 ) ( 0 .00 )
d
( 0 .30 ) 19 .34
5/31/23 17 .03 0 .21 ( 0 .09 ) 0 .12 ( 0 .28 ) ( 1 .07 ) ( 1 .35 ) 15 .80
5/31/22 21 .32 0 .26 ( 2 .21 ) ( 1 .95 ) ( 0 .68 ) ( 1 .66 ) ( 2 .34 ) 17 .03
5/31/21 15 .55 0 .18 6 .64 6 .82 ( 0 .48 ) ( 0 .57 ) ( 1 .05 ) 21 .32
5/31/20 15 .40 0 .37 0 .72 1 .09 ( 0 .14 ) ( 0 .80 ) ( 0 .94 ) 15 .55
Premier Class:
11/30/24
#
19 .40 0 .01 1 .71 1 .72 — — — 21 .12
5/31/24 15 .86 0 .22 3 .62 3 .84 ( 0 .30 ) ( 0 .00 )
d
( 0 .30 ) 19 .40
5/31/23 17 .08 0 .20 ( 0 .08 ) 0 .12 ( 0 .27 ) ( 1 .07 ) ( 1 .34 ) 15 .86
5/31/22 21 .37 0 .24 ( 2 .20 ) ( 1 .96 ) ( 0 .67 ) ( 1 .66 ) ( 2 .33 ) 17 .08
5/31/21 15 .59 0 .18 6 .64 6 .82 ( 0 .47 ) ( 0 .57 ) ( 1 .04 ) 21 .37
5/31/20 15 .43 0 .03 1 .06 1 .09 ( 0 .13 ) ( 0 .80 ) ( 0 .93 ) 15 .59
Class R6:
11/30/24
#
19 .34 0 .03 1 .70 1 .73 — — — 21 .07
5/31/24 15 .81 0 .25 3 .60 3 .85 ( 0 .32 ) ( 0 .00 )
d
( 0 .32 ) 19 .34
5/31/23 17 .03 0 .22 ( 0 .08 ) 0 .14 ( 0 .29 ) ( 1 .07 ) ( 1 .36 ) 15 .81
5/31/22 21 .32 0 .26 ( 2 .19 ) ( 1 .93 ) ( 0 .70 ) ( 1 .66 ) ( 2 .36 ) 17 .03
5/31/21 15 .55 0 .20 6 .64 6 .84 ( 0 .50 ) ( 0 .57 ) ( 1 .07 ) 21 .32
5/31/20 15 .40 0 .25 0 .87 1 .12 ( 0 .17 ) ( 0 .80 ) ( 0 .97 ) 15 .55
Retirement Class:
11/30/24
#
19 .24 0 .00
d
1 .69 1 .69 — — — 20 .93
5/31/24 15 .73 0 .20 3 .59 3 .79 ( 0 .28 ) ( 0 .00 )
d
( 0 .28 ) 19 .24
5/31/23 16 .95 0 .18 ( 0 .08 ) 0 .10 ( 0 .25 ) ( 1 .07 ) ( 1 .32 ) 15 .73
5/31/22 21 .23 0 .22 ( 2 .19 ) ( 1 .97 ) ( 0 .65 ) ( 1 .66 ) ( 2 .31 ) 16 .95
5/31/21 15 .49 0 .15 6 .62 6 .77 ( 0 .46 ) ( 0 .57 ) ( 1 .03 ) 21 .23
5/31/20 15 .35 0 .20 0 .87 1 .07 ( 0 .13 ) ( 0 .80 ) ( 0 .93 ) 15 .49
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
c
Percentage is annualized.
d
Value rounded to zero.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
27
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
e
Net
Expenses
e
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
8 .75% $ 126,108 0 .48%
c
0 .38%
c
( 0 .01 ) %
c
6%
24 .30 118,311 0 .49 0 .39 1 .13 12
1 .17 102,309 0 .49 0 .35 1 .10 21
( 10 .59 ) 106,104 0 .48 0 .32 1 .04 30
44 .41 117,922 0 .50 0 .38 0 .78 56
6 .80 83,795 0 .54 0 .40 1 .56 33
8 .84 5,493 0 .32
c
0 .21
c
0 .16
c
6
24 .55 5,423 0 .30 0 .20 1 .34 12
1 .33 4,908 0 .29 0 .15 1 .31 21
( 10 .40 ) 6,248 0 .28 0 .13 1 .28 30
44 .68 9,163 0 .30 0 .18 0 .98 56
7 .01 7,051 0 .33 0 .19 2 .39 33
8 .81 26 0 .38
c
0 .25
c
0 .06
c
6
24 .39 389 0 .37 0 .25 1 .28 12
1 .29 320 0 .36 0 .22 1 .27 21
( 10 .43 ) 342 0 .35 0 .20 1 .21 30
44 .54 427 0 .37 0 .23 0 .95 56
7 .00 313 0 .39 0 .25 0 .17 33
8 .95 64,643 0 .21
c
0 .10
c
0 .27
c
6
24 .58 63,319 0 .21 0 .10 1 .45 12
1 .46 51,862 0 .20 0 .05 1 .40 21
( 10 .32 ) 50,497 0 .19 0 .04 1 .28 30
44 .79 45,923 0 .21 0 .08 1 .08 56
7 .14 26,474 0 .25 0 .10 1 .56 33
8 .78 66,275 0 .46
c
0 .35
c
0 .02
c
6
24 .29 60,408 0 .45 0 .35 1 .18 12
1 .20 52,655 0 .45 0 .31 1 .16 21
( 10 .54 ) 56,152 0 .44 0 .29 1 .08 30
44 .47 65,640 0 .45 0 .33 0 .82 56
6 .85 42,644 0 .49 0 .35 1 .29 33

Financial Highlights
(continued)
See Notes to Financial Statements
28
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
18.1
Managed Allocation
Class A:
11/30/24
#
$ 12 .32 $ 0 .11 $ 0 .79 $ 0 .90 $ ( 0 .12 ) $ — $ ( 0 .12 ) $ 13 .10
5/31/24 10 .93 0 .28 1 .41 1 .69 ( 0 .30 ) — ( 0 .30 ) 12 .32
5/31/23 11 .77 0 .24 ( 0 .26 ) ( 0 .02 ) ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 10 .93
5/31/22 14 .51 0 .22 ( 1 .46 ) ( 1 .24 ) ( 0 .41 ) ( 1 .09 ) ( 1 .50 ) 11 .77
5/31/21 12 .36 0 .20 3 .07 3 .27 ( 0 .33 ) ( 0 .79 ) ( 1 .12 ) 14 .51
5/31/20 12 .21 0 .25 0 .59 0 .84 ( 0 .25 ) ( 0 .44 ) ( 0 .69 ) 12 .36
Class R6:
11/30/24
#
12 .26 0 .13 0 .78 0 .91 ( 0 .13 ) — ( 0 .13 ) 13 .04
5/31/24 10 .88 0 .31 1 .40 1 .71 ( 0 .33 ) — ( 0 .33 ) 12 .26
5/31/23 11 .73 0 .26 ( 0 .26 ) — ( 0 .28 ) ( 0 .57 ) ( 0 .85 ) 10 .88
5/31/22 14 .46 0 .25 ( 1 .45 ) ( 1 .20 ) ( 0 .44 ) ( 1 .09 ) ( 1 .53 ) 11 .73
5/31/21 12 .32 0 .23 3 .07 3 .30 ( 0 .37 ) ( 0 .79 ) ( 1 .16 ) 14 .46
5/31/20 12 .18 0 .28 0 .58 0 .86 ( 0 .28 ) ( 0 .44 ) ( 0 .72 ) 12 .32
Retirement Class:
11/30/24
#
12 .24 0 .11 0 .79 0 .90 ( 0 .12 ) — ( 0 .12 ) 13 .02
5/31/24 10 .87 0 .28 1 .39 1 .67 ( 0 .30 ) — ( 0 .30 ) 12 .24
5/31/23 11 .71 0 .24 ( 0 .26 ) ( 0 .02 ) ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 10 .87
5/31/22 14 .44 0 .21 ( 1 .45 ) ( 1 .24 ) ( 0 .40 ) ( 1 .09 ) ( 1 .49 ) 11 .71
5/31/21 12 .31 0 .20 3 .05 3 .25 ( 0 .33 ) ( 0 .79 ) ( 1 .12 ) 14 .44
5/31/20 12 .16 0 .25 0 .59 0 .84 ( 0 .25 ) ( 0 .44 ) ( 0 .69 ) 12 .31
#
Unaudited
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
c
Percentage is annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
29
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
e
Net
Expenses
e
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
7 .30% $ 822,214 0 .31%
c
0 .25%
c
1 .80%
c
4%
15 .70 789,834 0 .32 0 .25 2 .44 11
0 .20 734,814 0 .32 0 .25 2 .17 19
( 9 .69 ) 790,563 0 .31 0 .23 1 .59 23
27 .20 918,856 0 .31 0 .25 1 .48 42
6 .87 750,844 0 .32 0 .25 1 .97 27
7 .47 19,310 0 .03
c
0.00
c
2 .05
c
4
15 .97 18,769 0 .03 0.00 2 .68 11
0 .39 18,493 0 .03 0.00 2 .40 19
( 9 .45 ) 24,214 0 .03 0.00 1 .84 23
27 .52 24,885 0 .02 0.00 1 .71 42
7 .09 16,997 0 .03 0.00 2 .21 27
7 .34 67,200 0 .28
c
0 .25
c
1 .80
c
4
15 .60 72,504 0 .28 0 .25 2 .44 11
0 .21 69,526 0 .28 0 .25 2 .18 19
( 9 .70 ) 73,347 0 .28 0 .25 1 .56 23
27 .15 88,693 0 .27 0 .25 1 .48 42
6 .91 70,404 0 .28 0 .25 1 .98 27

30
Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940, (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Current Fiscal Period:  The end of the reporting period for the Funds is November 30, 2024, and the period covered by these Notes to
Financial Statements is the six months ended November 30, 2024 (the "current fiscal period").
Investment Advisor: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.
Share Classes and Sales Charges: Each Fund is a “fund of funds” that diversifies its assets by investing in Class R6 shares of other
Nuveen mutual funds and in other investment pools or investment products. The Funds offer Class A, Class I, Premier Class, Class
R6 and Retirement Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
A sales charge is imposed on purchases of Class A shares of the Funds of less than certain amounts, as set forth in each Fund’s prospectus. Shareholders with an account held directly with a Fund that held Class A shares of the Funds prior to May 6, 2024 will not be subject to the sales charge on any future purchases or redemptions of Class A shares of that Fund or any other fund that is a series of the TIAA-CREF Funds or is a Nuveen Fund in their account. Such shareholders will be able to purchase Class A shares at net asset value ("NAV"). Class A Shares purchases of $1 million or more are sold at NAV without an up-front sales charge buy may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class I, Premier
Class, Class R and Retirement Class shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value ("NAV") for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Funds pay the members of the Board of Trustees ("Board") all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Fund Name Short Name
Nuveen Lifestyle Income Fund Lifestyle Income
Nuveen Lifestyle Conservative Fund Lifestyle Conservative
Nuveen Lifestyle Moderate Fund Lifestyle Moderate
Nuveen Lifestyle Growth Fund Lifestyle Growth
Nuveen Lifestyle Aggressive Growth Fund Lifestyle Aggressive Growth
Nuveen Managed Allocation Fund Managed Allocation

31
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds' Portfolio of Investments or Statement of Assets and Liabilities.
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.
New Accounting Pronouncement:  In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment
Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses.
ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management has assessed the new guidance and determined that it will not have a material impact on the financial positions or results of operations of the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:

Notes to Financial Statements
(continued)
32
Exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements:
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
Fund Level 1 Level 2 Level 3 Total
Lifestyle Income
Registered investment companies $76,338,505 $— $— $76,338,505
Total $76,338,505 $— $— $76,338,505
1 1 1 1 1
Lifestyle Conservative
Registered investment companies $316,710,929 $— $— $316,710,929
Short-term investments — 300,000 — 300,000
Total $316,710,929 $300,000 $— $317,010,929
1 1 1 1 1
Lifestyle Moderate
Registered investment companies $586,247,511 $— $— $586,247,511
Short-term investments — 590,000 — 590,000
Total $586,247,511 $590,000 $— $586,837,511
1 1 1 1 1
Lifestyle Growth
Registered investment companies $318,855,299 $— $— $318,855,299
Short-term investments — 300,000 — 300,000
Total $318,855,299 $300,000 $— $319,155,299
1 1 1 1 1
Lifestyle Aggressive Growth
Registered investment companies $262,360,117 $— $— $262,360,117
Short-term investments — 300,000 — 300,000
Total $262,360,117 $300,000 $— $262,660,117
1 1 1 1 1
Managed Allocation
Registered investment companies $908,323,439 $— $— $908,323,439
Short-term investments — 810,000 — 810,000
Total $908,323,439 $810,000 $— $909,133,439
1 1 1 1 1
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Lifestyle Conservative Fixed Income Clearing Corporation $ 300,000 $ (306,060)
Lifestyle Moderate Fixed Income Clearing Corporation 590,000 (601,815)
Lifestyle Growth Fixed Income Clearing Corporation 300,000 (306,060)
Lifestyle Aggressive Growth Fixed Income Clearing Corporation 300,000 (306,060)
Managed Allocation Fixed Income Clearing Corporation 810,000 (826,208)

33
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
16.1
Lifestyle Income $ 4,934,678 $ 6,056,734
16.2
Lifestyle Conservative 15,198,297 22,478,925
16.3
Lifestyle Moderate 34,687,779 46,432,402
16.4
Lifestyle Growth 14,276,727 24,871,179
16.5
Lifestyle Aggressive Growth 14,833,995 21,944,545
18.1
Managed Allocation 34,578,343 62,643,609
Six Months Ended
11/30/24
Year Ended
5/31/24
16.1
Lifestyle Income Shares Amount Shares Amount
Subscriptions:
Class A 80,844 $ 877,179 116,893 $ 1,205,317
Class I – – 18,224 191,218
Premier Class – – 1,217 12,407
Class R6 57,421 622,359 323,324 3,335,953
Retirement Class 209,122 2,282,468 420,617 4,424,239
Total subscriptions 347,387 3,782,006 880,275 9,169,134
Reinvestments of distributions:
Class A 65,397 708,976 137,970 1,428,697
Class I – – 141 1,495
Premier Class – – 247 2,513
Class R6 17,245 187,064 45,041 466,501
Retirement Class 29,266 317,195 52,373 542,803
Total reinvestments of distributions 111,908 1,213,235 235,772 2,442,009
Redemptions:
Class A (242,344) (2,632,775) (674,726) (6,981,790)
Class I (7,202) (79,719) (19,154) (202,925)
Premier Class (17,744) (196,600) (17,246) (178,495)
Class R6 (175,705) (1,909,141) (674,213) (7,044,483)
Retirement Class (113,501) (1,230,686) (398,295) (4,108,530)
Total redemptions (556,496) (6,048,921) (1,783,634) (18,516,223)
Net increase (decrease) from shareholder transactions (97,201) $ (1,053,680) (667,587) $ (6,905,080)

Notes to Financial Statements
(continued)
34
Six Months Ended
11/30/24
Year Ended
5/31/24
16.2
Lifestyle Conservative Shares Amount Shares Amount
Subscriptions:
Class A 261,599 $ 3,349,604 611,170 $ 7,244,176
Class I 28,315 364,409 57,909 684,642
Premier Class – – – –
Class R6 376,648 4,852,564 1,011,683 12,039,211
Retirement Class 299,814 3,845,107 394,823 4,643,206
Total subscriptions 966,376 12,411,684 2,075,585 24,611,235
Reinvestments of distributions:
Class A 193,152 2,464,030 474,106 5,633,793
Class I 3,256 41,569 7,828 93,172
Premier Class 16 200 44 522
Class R6 62,051 792,906 142,418 1,695,676
Retirement Class 47,983 612,051 116,942 1,390,611
Total reinvestments of distributions 306,458 3,910,756 741,338 8,813,774
Redemptions:
Class A (826,879) (10,557,760) (2,536,609) (30,167,425)
Class I (51,581) (655,746) (62,529) (740,166)
Premier Class (18,080) (235,217) (345) (4,078)
Class R6 (451,490) (5,821,017) (1,061,988) (12,649,170)
Retirement Class (496,398) (6,345,718) (723,725) (8,605,769)
Total redemptions (1,844,428) (23,615,458) (4,385,196) (52,166,608)
Net increase (decrease) from shareholder transactions (571,594) $ (7,293,018) (1,568,273) $ (18,741,599)
Six Months Ended
11/30/24
Year Ended
5/31/24
16.3
Lifestyle Moderate Shares Amount Shares Amount
Subscriptions:
Class A 887,422 $ 13,204,760 1,246,873 $ 16,827,918
Class I 67,892 1,014,628 138,315 1,859,642
Premier Class – – – –
Class R6 530,903 7,895,056 1,961,198 26,382,636
Retirement Class 476,172 7,115,809 1,024,366 13,979,428
Total subscriptions 1,962,389 29,230,253 4,370,752 59,049,624
Reinvestments of distributions:
Class A 201,511 2,992,315 622,317 8,401,316
Class I 4,678 69,542 15,083 204,023
Premier Class – – – –
Class R6 58,463 870,104 161,895 2,192,609
Retirement Class 68,413 1,016,394 207,562 2,804,421
Total reinvestments of distributions 333,065 4,948,355 1,006,857 13,602,369
Redemptions:
Class A (1,560,221) (23,265,169) (3,644,375) (49,067,532)
Class I (137,406) (2,043,279) (177,843) (2,433,831)
Premier Class (18,350) (278,000) – –
Class R6 (633,922) (9,463,061) (1,334,074) (18,140,742)
Retirement Class (725,620) (10,771,831) (1,390,479) (18,826,111)
Total redemptions (3,075,519) (45,821,340) (6,546,771) (88,468,216)
Net increase (decrease) from shareholder transactions (780,065) $ (11,642,732) (1,169,162) $ (15,816,223)

35
Six Months Ended
11/30/24
Year Ended
5/31/24
16.4
Lifestyle Growth Shares Amount Shares Amount
Subscriptions:
Class A 222,766 $ 3,899,167 455,430 $ 7,012,826
Class I 13,673 243,831 46,333 709,977
Premier Class – – – –
Class R6 151,791 2,660,033 563,669 8,863,216
Retirement Class 147,138 2,571,929 650,306 9,949,751
Total subscriptions 535,368 9,374,960 1,715,738 26,535,770
Reinvestments of distributions:
Class A – – 248,632 3,818,993
Class I – – 5,725 88,391
Premier Class – – 13 204
Class R6 – – 66,639 1,029,567
Retirement Class – – 71,971 1,106,921
Total reinvestments of distributions – – 392,980 6,044,076
Redemptions:
Class A (749,942) (13,087,182) (1,423,342) (21,981,315)
Class I (42,719) (751,297) (54,370) (847,086)
Premier Class (18,585) (328,400) (1) (18)
Class R6 (187,979) (3,302,159) (662,750) (10,267,541)
Retirement Class (191,531) (3,346,917) (781,469) (12,087,123)
Total redemptions (1,190,756) (20,815,955) (2,921,932) (45,183,083)
Net increase (decrease) from shareholder transactions (655,388) $ (11,440,995) (813,214) $ (12,603,237)
Six Months Ended
11/30/24
Year Ended
5/31/24
16.5
Lifestyle Aggressive Growth Shares Amount Shares Amount
Subscriptions:
Class A 163,447 $ 3,276,377 381,029 $ 6,618,304
Class I 16,895 349,399 33,839 589,855
Premier Class – – 21 399
Class R6 269,710 5,468,996 623,063 10,944,045
Retirement Class 236,468 4,740,549 395,031 6,811,525
Total subscriptions 686,520 13,835,321 1,432,983 24,964,128
Reinvestments of distributions:
Class A – – 97,368 1,682,526
Class I – – 3,522 61,249
Premier Class – – – –
Class R6 – – 60,584 1,053,560
Retirement Class – – 51,628 894,199
Total reinvestments of distributions – – 213,102 3,691,534
Redemptions:
Class A (286,986) (5,756,748) (834,812) (14,401,815)
Class I (36,424) (724,764) (67,434) (1,197,770)
Premier Class (18,789) (380,840) (199) (3,427)
Class R6 (474,994) (9,654,437) (690,856) (12,210,477)
Retirement Class (209,696) (4,249,176) (654,883) (11,288,061)
Total redemptions (1,026,889) (20,765,965) (2,248,184) (39,101,550)
Net increase (decrease) from shareholder transactions (340,369) $ (6,930,644) (602,099) $ (10,445,888)
Six Months Ended
11/30/24
Year Ended
5/31/24
18.1
Managed Allocation Shares Amount Shares Amount
Subscriptions:
Class A 676,472 $ 8,608,754 1,489,713 $ 17,204,822
Class R6 81,115 1,028,829 72,534 831,096
Retirement Class 278,567 3,521,459 256,120 3,014,359
Total subscriptions 1,036,154 13,159,042 1,818,367 21,050,277
Reinvestments of distributions:
Class A 555,255 7,055,030 1,657,333 19,142,884
Class R6 15,890 201,011 46,043 529,037
Retirement Class 50,623 638,682 160,617 1,844,718
Total reinvestments of distributions 621,768 7,894,723 1,863,993 21,516,639
Redemptions:
Class A (2,574,297) (32,775,586) (6,252,499) (72,177,956)
Class R6 (146,515) (1,856,582) (287,327) (3,240,630)
Retirement Class (1,088,715) (13,794,884) (893,214) (10,262,238)
Total redemptions (3,809,527) (48,427,052) (7,433,040) (85,680,824)
Net increase (decrease) from shareholder transactions (2,151,605) $ (27,373,287) (3,750,680) $ (43,113,908)

Notes to Financial Statements
(continued)
36
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Investment Adviser and Other Transactions with Affiliates
Under the terms of its Investment Management Agreement, each Fund (except for Managed Allocation) pays the Adviser a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio.
The Funds have entered into an Administrative Service Agreement with the Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds. The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Service
Agreement.
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
16.1
Lifestyle Income $76,568,472 $5,284,183 $(5,514,150) $(229,967)
16.2
Lifestyle Conservative 299,952,844 41,047,834 (23,989,749) 17,058,085
16.3
Lifestyle Moderate 519,434,740 106,067,044 (38,664,273) 67,402,771
16.4
Lifestyle Growth 261,213,866 75,148,483 (17,207,050) 57,941,433
16.5
Lifestyle Aggressive Growth 200,254,701 72,336,435 (9,931,019) 62,405,416
18.1
Managed Allocation 760,652,450 200,523,515 (52,042,526) 148,480,989
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
16.1
Lifestyle Income $433,189 $– $(2,793,568) $(1,527,762) $– $(6,224) $(3,894,365)
16.2
Lifestyle Conservative 1,286,988 – 2,982,728 (2,216,554) – (16,393) 2,036,769
16.3
Lifestyle Moderate 1,514,876 – 33,865,887 (1,867,614) – (24,180) 33,488,969
16.4
Lifestyle Growth 1,055,701 – 37,354,257 (238,986) – (12,217) 38,158,755
16.5
Lifestyle Aggressive Growth – 1,801,763 42,737,758 – – (8,885) 44,530,636
18.1
Managed Allocation 2,571,157 5,207,406 101,451,727 – – (152,747) 109,077,543
Fund Short-Term Long-Term Total
16.1
Lifestyle Income $474,990 $1,052,772 $1,527,762
16.2
Lifestyle Conservative 2,216,554 – 2,216,554
16.3
Lifestyle Moderate 1,867,614 – 1,867,614
16.4
Lifestyle Growth 238,986 – 238,986
16.5
Lifestyle Aggressive Growth – – –
18.1
Managed Allocation – – –

37
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays the
Adviser a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to the Adviser under the Service Agreement.
Nuveen Securities, which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares. Under the terms of the distribution agreement, Nuveen Securities is not compensated. Nuveen Securities does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds. Under the terms of a distribution Rule 12b- 1 plan, Class A shares of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of the end of the current fiscal period, the investment management fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-
trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. Information regarding transactions with affiliated companies is as follows:
Investment
Management
Fee-
Effective Rate Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class
16.1
Lifestyle Income 0.100% 0.450% 0.250% 0.250% 0.100% 0.350%
16.2
Lifestyle Conservative 0.100 0.450 0.250 0.250 0.100 0.350
16.3
Lifestyle Moderate 0.100 0.450 0.250 0.250 0.100 0.350
16.4
Lifestyle Growth 0.100 0.450 0.250 0.250 0.100 0.350
16.5
Lifestyle Aggressive Growth 0.100 0.450 0.250 0.250 0.100 0.350
18.1
Managed Allocation – 0.250 – – – 0.250
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least September 30, 2025. The reimbursement arrangements can only be changed with the approval of the Board.
Fund Purchases Sales Realized Gain (Loss)
Lifestyle Income $ – $ 49,614 $ 6,930
Lifestyle Conservative – 128,301 16,242
Lifestyle Moderate 341,503 225,389 27,913
Lifestyle Growth 47,312 219,667 36,941
Lifestyle Aggressive Growth 30,830 119,550 14,643
Managed Allocation – 1,033,459 178,327

Notes to Financial Statements
(continued)
38
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Dividend
Income
Lifestyle Income
Nuveen Funds:
Core Bond, Class R6
$ 14,965,769 $ 746,345 $ 896,624 $ (135,676) $ 557,903 $ 15,237,717 $ 323,680
Core Equity, Class R6
1,450,274 61,329 173,920 26,420 150,944 1,515,047 7,709
Core Plus Bond, Class R6
14,982,396 715,196 880,179 (131,383) 551,331 15,237,361 346,208
Dividend Growth, Class R6
1,452,078 72,891 210,595 31,286 163,301 1,508,961 8,751
Dividend Value, Class R6
1,396,945 200,269 188,163 9,695 125,850 1,544,596 11,226
Emerging Markets Equity, Class R6
877,518 148,053 110,689 2,729 17,981 935,592 –
Growth Opportunities ETF
1,757,830 32,676 355,041 66,525 182,613 1,684,603 –
International Equity, Class R6
2,312,964 236,880 244,696 27,248 (64,498) 2,267,898 –
International Opportunities, Class R6
1,367,184 159,194 167,523 (990) 6,088 1,363,953 –
Large Cap Growth, Class R6
1,706,749 139,483 347,310 76,350 151,498 1,726,770 –
Large Cap Value, Class R6
1,402,942 144,943 171,391 20,133 154,438 1,551,065 –
Quant International Small Cap Equity, Class R6
744,031 75,827 75,099 2,846 1,445 749,050 –
Quant Small Cap Equity, Class R6
333,618 18,984 69,648 18,049 34,864 335,867 –
Quant Small/Mid Cap Equity, Class R6
396,047 12,831 66,642 13,907 49,329 405,472 –
Short Term Bond, Class R6
29,783,358 2,169,777 2,099,214 (59,881) 480,513 30,274,553 656,700
$74,929,703 $4,934,678 $6,056,734 $(32,742) $2,563,600 $76,338,505 $1,354,274
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Dividend
Income
Lifestyle Conservative
Nuveen Funds:
Core Bond, Class R6
$ 30,779,360 $ 1,186,869 $ 1,381,313 $ (212,738) $ 1,077,437 $ 31,449,615 $ 673,332
Core Equity, Class R6
11,935,559 84,324 1,074,817 206,399 1,269,845 12,421,310 64,592
Core Plus Bond, Class R6
92,398,628 3,248,811 3,975,614 (648,133) 3,232,539 94,256,231 2,160,332
Dividend Growth, Class R6
11,932,905 503,641 1,640,967 219,162 1,393,751 12,408,492 72,731
Dividend Value, Class R6
11,486,597 1,264,405 1,160,028 59,410 1,071,446 12,721,830 93,456
Emerging Markets Equity, Class R6
7,237,917 861,991 585,588 (18,233) 191,390 7,687,477 –
Growth Opportunities ETF
14,219,760 150,995 2,357,076 434,214 1,604,720 14,052,613 –
International Equity, Class R6
19,025,046 1,133,259 1,153,625 107,988 (428,386) 18,684,282 –
International Opportunities, Class R6
11,259,106 866,436 802,385 (46,119) 89,530 11,366,568 –
Large Cap Growth, Class R6
14,082,171 174,795 2,069,426 420,504 1,485,616 14,093,660 –
Large Cap Value, Class R6
11,526,542 922,870 1,127,235 120,575 1,335,263 12,778,015 –
Quant International Small Cap Equity, Class R6
6,116,404 386,145 366,897 8,742 24,821 6,169,215 –
Quant Small Cap Equity, Class R6
2,701,026 96,353 464,186 110,893 331,456 2,775,542 –
Quant Small/Mid Cap Equity, Class R6
3,213,194 53,832 421,200 99,433 430,765 3,376,024 –
Short Term Bond, Class R6
61,237,227 4,263,571 3,898,568 (97,339) 965,164 62,470,055 1,366,136
$309,151,442 $15,198,297 $22,478,925 $764,758 $14,075,357 $316,710,929 $4,430,579
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Dividend
Income
Lifestyle Moderate
Nuveen Funds:
Core Equity, Class R6
$ 32,429,662 $ 692,729 $ 2,815,065 $ 460,654 $ 3,619,549 $ 34,387,529 $ 177,172
Core Plus Bond, Class R6
223,324,907 12,505,296 10,686,687 (1,800,967) 8,087,616 231,430,165 5,277,934
Dividend Growth, Class R6
32,459,244 1,322,610 3,914,815 514,350 3,925,813 34,307,202 199,578
Dividend Value, Class R6
31,211,857 3,647,756 2,813,469 123,580 2,995,605 35,165,329 257,477
Emerging Markets Equity, Class R6
19,651,235 2,840,514 1,730,599 (122,637) 603,105 21,241,618 –
Growth Opportunities ETF
38,650,086 742,632 5,983,016 941,478 4,669,191 39,020,371 –
International Equity, Class R6
51,644,687 4,147,557 3,414,001 137,311 (1,012,432) 51,503,122 –
International Opportunities, Class R6
30,587,191 3,243,714 2,890,256 (350,910) 465,362 31,055,101 –
Large Cap Growth, Class R6
38,579,738 1,277,202 6,290,531 1,005,013 4,272,919 38,844,341 –
Large Cap Value, Class R6
31,320,692 2,531,319 2,484,499 250,208 3,765,664 35,383,384 –
Quant International Small Cap Equity, Class R6
16,657,337 1,206,373 934,981 3,109 83,452 17,015,290 –
Quant Small Cap Equity, Class R6
7,368,029 318,095 1,249,208 356,242 860,787 7,653,945 –
Quant Small/Mid Cap Equity, Class R6
8,796,290 211,982 1,225,275 256,864 1,200,253 9,240,114 –
$562,680,955 $34,687,779 $46,432,402 $1,774,295 $33,536,884 $586,247,511 $5,912,161

39
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Dividend
Income
Lifestyle Growth
Nuveen Funds:
Core Equity, Class R6
$ 23,503,894 $ 152,889 $ 1,799,724 $ 372,325 $ 2,600,871 $ 24,830,255 $ 128,917
Core Plus Bond, Class R6
60,684,043 2,705,680 2,424,595 (411,906) 2,101,199 62,654,421 1,436,770
Dividend Growth, Class R6
23,479,835 505,329 2,366,553 276,273 2,953,906 24,848,790 145,219
Dividend Value, Class R6
22,647,175 2,280,500 1,787,909 102,482 2,169,508 25,411,756 186,951
Emerging Markets Equity, Class R6
14,223,664 1,819,104 1,055,064 (66,722) 421,543 15,342,525 –
Growth Opportunities ETF
27,986,147 126,454 4,087,362 726,557 3,344,159 28,095,955 –
International Equity, Class R6
37,497,445 2,389,145 2,026,892 65,196 (712,995) 37,211,899 –
International Opportunities, Class R6
22,173,300 1,806,105 1,708,446 (210,775) 297,524 22,357,708 –
Large Cap Growth, Class R6
27,929,733 179,699 3,829,522 758,593 3,073,706 28,112,209 –
Large Cap Value, Class R6
22,736,243 1,592,961 1,752,370 137,044 2,780,772 25,494,650 –
Quant International Small Cap Equity, Class R6
12,070,960 541,743 403,801 (1,949) 67,075 12,274,028 –
Quant Small Cap Equity, Class R6
5,353,360 140,230 844,901 276,528 610,774 5,535,991 –
Quant Small/Mid Cap Equity, Class R6
6,369,531 36,888 784,040 183,599 879,134 6,685,112 –
$306,655,330 $14,276,727 $24,871,179 $2,207,245 $20,587,176 $318,855,299 $1,897,857
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Dividend
Income
Lifestyle Aggressive Growth
Nuveen Funds:
Core Equity, Class R6
$ 23,687,152 $ 439,992 $ 1,743,354 $ 218,452 $ 2,812,917 $ 25,415,159 $ 130,953
Dividend Growth, Class R6
23,690,114 757,999 2,254,783 169,654 3,130,798 25,493,782 147,923
Dividend Value, Class R6
22,838,355 2,857,795 1,997,472 72,010 2,252,614 26,023,302 190,446
Emerging Markets Equity, Class R6
14,333,131 2,353,157 1,376,424 (115,791) 470,496 15,664,569 –
Growth Opportunities ETF
28,176,762 183,583 3,709,153 628,925 3,503,937 28,784,054 –
International Equity, Class R6
37,757,347 2,565,597 1,566,482 7,428 (671,127) 38,092,763 –
International Opportunities, Class R6
22,341,793 2,322,279 1,747,440 (225,769) 325,314 23,016,177 –
Large Cap Growth, Class R6
28,171,028 506,830 3,834,227 697,089 3,196,857 28,737,577 –
Large Cap Value, Class R6
22,876,210 1,840,429 1,654,005 121,544 2,870,032 26,054,210 –
Quant International Small Cap Equity, Class R6
12,173,739 848,925 534,266 (27,699) 92,337 12,553,036 –
Quant Small Cap Equity, Class R6
5,435,340 93,753 771,180 155,139 757,156 5,670,208 –
Quant Small/Mid Cap Equity, Class R6
6,458,389 63,656 755,759 162,667 926,327 6,855,280 –
$247,939,360 $14,833,995 $21,944,545 $1,863,649 $19,667,658 $262,360,117 $469,322
Issue
Value at
5/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Dividend
Income
Managed Allocation
Nuveen Funds:
Core Equity, Class R6
$ 50,795,172 $ 195,455 $ 4,015,495 $ 834,850 $ 5,531,228 $ 53,341,210 $ 276,574
Core Plus Bond, Class R6
349,790,789 12,100,537 12,990,973 (1,692,044) 11,466,510 358,674,819 8,228,120
Dividend Growth, Class R6
50,789,873 718,220 5,496,795 909,522 6,035,632 52,956,452 312,296
Dividend Value, Class R6
48,945,705 4,593,796 3,945,933 231,845 4,633,530 54,458,943 401,429
Emerging Markets Equity, Class R6
30,757,188 3,201,991 1,931,780 (127,818) 894,704 32,794,285 –
Growth Opportunities ETF
60,532,824 – 9,104,261 1,682,719 7,077,655 60,188,937 –
International Equity, Class R6
81,032,462 4,469,810 4,240,637 371,067 (1,736,726) 79,895,976 –
International Opportunities, Class R6
47,857,439 3,814,754 3,520,930 (186,467) 390,625 48,355,421 –
Large Cap Growth, Class R6
60,340,876 684,049 8,985,502 4,067,716 4,110,356 60,217,495 –
Large Cap Value, Class R6
49,064,463 3,319,408 3,768,048 686,061 5,564,059 54,865,943 –
Quant International Small Cap Equity, Class R6
26,076,354 1,216,047 1,088,849 13,300 123,854 26,340,706 –
Quant Small Cap Equity, Class R6
11,540,416 235,383 1,780,126 595,187 1,302,839 11,893,699 –
Quant Small/Mid Cap Equity, Class R6
13,815,107 28,893 1,774,280 634,837 1,634,996 14,339,553 –
$881,338,668 $34,578,343 $62,643,609 $8,020,775 $47,029,262 $908,323,439 $9,218,419

Notes to Financial Statements
(continued)
40
9. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
10. Line of Credit
The Funds participated in a $1 billion unsecured revolving credit facility that could be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The facility was entered into on June 13, 2023, and expired on June 11, 2024.
Certain affiliated accounts, each of which is managed by the Adviser, or an affiliate of the Adviser, also participated in this facility. An annual commitment fee for the credit facility was borne by the participating accounts on a pro rata basis. Interest associated with any borrowing under the facility was charged to the borrowing accounts at a specified rate of interest. The Funds were not liable for borrowings under the facility by other affiliated accounts. There were no borrowings under this credit facility by the Funds during the current fiscal period.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee Fees” and “Management Fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this filing.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF Funds

Date: February 5, 2025	By:	/s/ Jordan M. Farris Jordan M. Farris Chief Administrative Officer

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: February 5, 2025	By:	/s/ Jordan M. Farris Jordan M. Farris Chief Administrative Officer (principal executive officer)

Date: February 5, 2025	By:	/s/ Marc Cardella Marc Cardella Vice President and Controller (principal financial officer)